     As filed with the Securities and Exchange Commission on April 26, 2005

                                                     Registration No. 333-100567

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 4

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                               James D. Gallagher
             Exucutive Vice President, Secretary and General Counsel
                The Manufacturers Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                            THOMAS C. LAUERMAN, Esq.
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

Title of Securities Being Registered: Variable Life Insurance Contracts

It is proposed that this filing will become effective (check the appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on May 1, 2005 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                         Prospectus dated May 1, 2005

                 John Hancock Life Insurance Company (U.S.A.)*
                              Separate Account N

                                 Corporate VUL
               A Flexible Premium Variable Life Insurance Policy

Science & Technology         American Growth            American Growth-Income
Pacific Rim                  U.S. Global Leaders Growth Equity-Income
Health Sciences              Quantitative All Cap       American Blue Chip Income and Growth
Emerging Growth              All Cap Core               Income & Value
Emerging Small Company       Large Cap Growth           PIMCO VIT All Asset Portfolio
Small Cap                    Total Stock Market Index   Global Allocation
Small Cap Index              Blue Chip Growth           High Yield
Small Company                U.S. Large Cap             U.S. High Yield Bond
Dynamic Growth               Core Equity                Strategic Bond
Mid Cap Stock                Strategic Value            Strategic Income
Natural Resources            Large Cap Value            Global Bond
All Cap Growth               Classic Value              Investment Quality Bond
Strategic Opportunities      Utilities                  Total Return
Financial Services           Real Estate Securities     Real Return Bond
International Opportunities  Small Cap Opportunities    Core Bond
International Stock          Small Company Value        Active Bond
International Small Cap      Special Value              U.S. Government Securities
International Equity Index A Mid Cap Value              Money Market
American International       Value                      Lifestyle Aggressive 1000
International Value          All Cap Value              Lifestyle Growth 820
Quantitative Mid Cap         500 Index                  Lifestyle Balanced 640
Mid Cap Index                Fundamental Value          Lifestyle Moderate 460
Mid Cap Core                 Growth & Income            Lifestyle Conservative 280
Global                       Large Cap
Capital Appreciation         Quantitative Value

                            * * * * * * * * * * * *

   The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

* Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company (U.S.A.)" and we referred to the Separate Account as "The Manufacturers Life Insurance Company (U.S.A.) Separate Account N."

   CVUL03 5/2005

                               TABLE OF CONTENTS

       RISKS/BENEFITS SUMMARY.......................................  4
          Benefits..................................................  4
          Risks.....................................................  4
       FEE TABLE....................................................  5
       TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS....... 11
       POLICY SUMMARY............................................... 18
          General................................................... 18
          Death Benefits............................................ 18
          Premiums.................................................. 19
          Policy Value.............................................. 19
          Policy Loans.............................................. 19
          Surrender and Partial Withdrawals......................... 19
          Lapse and Reinstatement................................... 19
          Charges and Deductions.................................... 19
          Investment Options and Investment Subadvisers............. 20
          Investment Management Fees and Expenses................... 20
       GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE
         SEPARATE ACCOUNT........................................... 20
          John Hancock USA.......................................... 20
          Ratings................................................... 20
          The Separate Account...................................... 21
       ISSUING A POLICY............................................. 21
          Use of the Policy......................................... 21
          Requirements.............................................. 21
          Temporary Insurance Agreement............................. 22
          Underwriting.............................................. 22
          Right to Examine the Policy............................... 23
          Life Insurance Qualification.............................. 23
       DEATH BENEFITS............................................... 24
          Flexible Term Insurance Option Rider...................... 25
          Death Benefit Options..................................... 26
          Changing the Death Benefit Option......................... 26
          Changing the Face Amount and Scheduled Death Benefits..... 28
       PREMIUM PAYMENTS............................................. 30
          Initial Premiums.......................................... 30
          Subsequent Premiums....................................... 30
          Premium Limitations....................................... 30
          Premium Allocation........................................ 30
       CHARGES AND DEDUCTIONS....................................... 30
          Premium Load.............................................. 30
          Sales Load or Surrender Charge............................ 31
          Monthly Deductions........................................ 32
          Asset Based Risk Charge Deducted from Investment Accounts. 33
          Investment Management Fees and Expenses................... 34
          Reduction in Charges and Enhanced Surrender Values........ 34
       COMPANY TAX CONSIDERATIONS................................... 34
       POLICY VALUE................................................. 34
          Determination of the Policy Value......................... 34
          Units and Unit Values..................................... 35
          Transfers of Policy Value................................. 35

                  POLICY LOANS............................  37
                     Interest Charged on Policy Loans.....  37
                     Loan Account.........................  37
                  POLICY SURRENDER AND PARTIAL WITHDRAWALS  38
                     Policy Surrender.....................  38
                     Partial Withdrawals..................  38
                  LAPSE AND REINSTATEMENT.................  38
                     Lapse................................  38
                     Reinstatement........................  38
                  THE GENERAL ACCOUNT.....................  39
                     Fixed Account........................  39
                  OTHER PROVISIONS OF THE POLICY..........  39
                     Policyowner Rights...................  39
                     Beneficiary..........................  40
                     Incontestability.....................  40
                     Misstatement of Age or Sex...........  40
                     Suicide Exclusion....................  40
                     Supplementary Benefits...............  40
                  TAX TREATMENT OF THE POLICY.............  40
                     Life Insurance Qualification.........  41
                     Tax Treatment of Policy Benefits.....  42
                     Alternate Minimum Tax................  45
                     Income Tax Reporting.................  45
                  OTHER INFORMATION.......................  46
                     Payment of Proceeds..................  46
                     Reports to Policyowners..............  46
                     Distribution of the Policies.........  46
                     Responsibilities of John Hancock USA.  47
                     Voting Rights........................  48
                     Substitution of Portfolio Shares.....  48
                     Records and Accounts.................  48
                     State Regulation.....................  49
                     Further Information..................  49
                     Financial Statements.................  49
                  APPENDIX A: DEFINITIONS................. A-1

   This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus, the Portfolios prospectuses, or the corresponding Statements of Additional Information.

   The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

   Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

                            RISKS/BENEFITS SUMMARY

Benefits

   Some of the benefits of purchasing the Policy are described below.

   Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the Policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

   Access To Your Policy Values. Variable life insurance offers access to Policy Value. You may borrow against your Policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations on partial withdrawals. See "Policy Surrender and Partial Withdrawals" for further information.

   Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policyowner.

   Investment Options. In addition to the Fixed Account, the Policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the Portfolio prospectuses.

   Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and an additional policy rider. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

Risks

   Some of the risks of purchasing the Policy are described below.

   Fluctuating Investment Performance. Policy Value invested in a sub-account is not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the Portfolio prospectuses. You should review these prospectuses carefully before allocating Policy Value to any sub-accounts.

   Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.

   Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A Policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the Policy may be treated as ordinary income subject to tax. Since withdrawals reduce your Policy Value, withdrawals increase the risk of lapse.

   Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your Policy's death benefit.

   Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your Policy in the first 10 years from the purchase of the Policy or the effective date of a Face Amount increase. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the Policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential Policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the Policy.

   Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

                                  FEE TABLES

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

                                     Transaction Fees
-----------------------------------------------------------------------------------------------------------
              Charge                      When Charge is Deducted          Amount Deducted
-----------------------------------------------------------------------------------------------------------
Maximum Premium Load Charge        Upon receipt of premium                2% of each premium paid
Imposed on Premium (Load)
-----------------------------------------------------------------------------------------------------------
Maximum Sales Load Charge          Upon receipt of premium                8% (Coverage Year 1)/2/
 Imposed on Premium/1/
-----------------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Load)/1/ Upon termination or reduction of any   5% (Coverage Year 1)/3/
                                   Coverage Amount that is subject to a
                                   surrender charge including surrender
                                   of the Policy for its Net Cash
                                   Surrender Value, partial withdrawal in
                                   excess of the Free Withdrawal
                                   Amount, decrease in the Face Amount,
                                   or Policy lapse.
-----------------------------------------------------------------------------------------------------------
Transfer Fees                      Upon transfer                          $25 (only applies to transfers in
                                                                          excess of 12 in a Policy Year)
-----------------------------------------------------------------------------------------------------------
Dollar Cost Averaging              Upon transfer                          Guaranteed            $ 5.00
                                                                          ---------------------------------
                                                                          Current               $ 0.00
-----------------------------------------------------------------------------------------------------------
Asset Allocation Rebalancer        Upon transfer                          Guaranteed            $15.00
                                                                          ---------------------------------
                                                                          Current               $ 5.00

1 A Policy is subject to either a Sales Charge or a Surrender Charge but not both. The Policy indicates which charge is applicable.

2  The Sales Load Charge declines in subsequent Coverage Years as noted below:

               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
                     1          8.00%         4          2.00%
               -------------------------------------------------
                     2          6.00%         5          1.00%
               -------------------------------------------------
                     3          3.00%         6+         0.00%

3  The Surrender Charge declines in subsequent Policy Years as noted below:

               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
                             -----------
                     1          5.00%         6          1.50%
               -------------------------------------------------
                     2          4.00%         7          1.00%
               -------------------------------------------------
                     3          3.00%         8          1.00%
               -------------------------------------------------
                     4          2.50%         9          0.50%
               -------------------------------------------------
                     5          2.00%        10+         0.00%

   The Surrender Charges are a percentage of the sum of all premium payments attributed to a Coverage Amount in the first five Coverage Years.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the Portfolios, the underlying variable investment options for your Policy.

                                   Charges Other Than Those of the Portfolios
-----------------------------------------------------------------------------------------------------------------
                      When Charge is
       Charge            Deducted                                  Amount Deducted
-----------------------------------------------------------------------------------------------------------------
Cost of Insurance/1/     Monthly     Minimum and Maximum Charge             The possible range of the cost of
                                                                            insurance is from $0.00 to $83.33 per
                                                                            month per $1,000 of the net amount
                                                                            at risk.
                                     ----------------------------------------------------------------------------
                                     Charge for a Representative            Policy Subject to Sales Charge: The
                                     Policyowner (a 45 year old non-        Cost of Insurance rate is $0.16 per
                                     smoking male) (rating classification   month per $1,000 of the net amount
                                     is for short form underwriting)        at risk.

                                                                            Policy Subject to Surrender Charge:
                                                                            The Cost of Insurance rate is $ 0.35
                                                                            per month per $1,000 of the net
                                                                            amount at risk.
-----------------------------------------------------------------------------------------------------------------
Cost of Insurance -      Monthly     Minimum and Maximum Charges            The possible range of the cost of
Optional FTIO Rider                                                         insurance is from $0.00 to $83.33 per
(Flexible Term                                                              month per $1,000 of the net amount
Insurance Option)/1/                                                        at risk
                                     ----------------------------------------------------------------------------
                                     Charge for a Representative            The Cost of Insurance rate is $0.10
                                     Policyowner (a 45 year old non-        per month per $1,000 of the net
                                     smoking male) rating classification is amount at risk
                                     for short form underwriting)
-----------------------------------------------------------------------------------------------------------------
Mortality and Expense    Monthly     0.04% (0.50% annually)/2/
Risk Fees
-----------------------------------------------------------------------------------------------------------------
Administration Fees      Monthly     $12 per Policy Month.
-----------------------------------------------------------------------------------------------------------------
Loan Interest Rate       Annually    0.75%/3/
(Net)

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular Policyowner will pay. A policyowner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.

2  Currently the Company is charging the following rates:

                            Policy Year Annual Rate
                            -----------------------
                               1-10        0.50%...
                            -----------------------
                               11+         0.20%...

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.

   The next table describes the minimum and maximum annual operating expenses of the Portfolios that you will pay during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios, as a percentage of the Portfolio's average net assets for 2004. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolios.

                                  Annual Operating Expense of the Portfolios
                              (Expense that are Deducted from Portfolio Assets)
--------------------------------------------------------------------------------------------------------------
                                                                                               Minimum Maximum
--------------------------------------------------------------------------------------------------------------
Expenses that are deducted from the Portfolio assets, including advisory fees, Rule 12b-1 fees
 and other expenses                                                                             0.56%.  1.67%.

* The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the maximum expenses would be 1.59%. Expense reimbursements may be terminated at any time.

   The next table describes fees and expenses for each of the Portfolios, as a percentage of the Portfolio's average net assets for the fiscal year ending December 31, 2004. For certain funds which commenced operations on April 29, 2005, the percentages are based on estimates of the average daily net assets for the current year. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios.

-------------------------------------------------------------------------------------
                                Management                            Total Portfolio
           Portfolio               Fees     12b-1 Fees Other Expenses    Expenses
-------------------------------------------------------------------------------------
Science & Technology               1.04%/C/    0.05%        0.07%          1.16%
-------------------------------------------------------------------------------------
Pacific Rim                        0.80%       0.05%        0.28%          1.13%
-------------------------------------------------------------------------------------
Health Sciences                    1.05%/C/    0.05%        0.11%          1.21%
-------------------------------------------------------------------------------------
Emerging Growth                    0.80%       0.05%        0.07%          0.92%
-------------------------------------------------------------------------------------
Emerging Small Company             1.00%       0.05%        0.06%          1.11%
-------------------------------------------------------------------------------------
Small Cap/A/                       0.85%       0.05%        0.07%          0.97%
-------------------------------------------------------------------------------------
Small Cap Index                    0.49%       0.05%        0.03%          0.57%
-------------------------------------------------------------------------------------
Small Company                      1.05%       0.05%        0.57%          1.67%/D/
-------------------------------------------------------------------------------------
Dynamic Growth                     0.95%       0.05%        0.07%          1.07%
-------------------------------------------------------------------------------------
Mid Cap Stock                      0.86%       0.05%        0.05%          0.96%
-------------------------------------------------------------------------------------
Natural Resources                  1.01%       0.05%        0.07%          1.13%
-------------------------------------------------------------------------------------
All Cap Growth                     0.89%       0.05%        0.06%          1.00%
-------------------------------------------------------------------------------------
Strategic Opportunities            0.80%       0.05%        0.07%          0.92%
-------------------------------------------------------------------------------------
Financial Services/H/              0.88%       0.05%        0.08%          1.01%
-------------------------------------------------------------------------------------
International Opportunities/A/     1.00%       0.05%        0.20%          1.25%
-------------------------------------------------------------------------------------
International Stock                0.95%       0.05%        0.16%          1.16%
-------------------------------------------------------------------------------------
International Small Cap            1.00%       0.05%        0.19%          1.24%
-------------------------------------------------------------------------------------
International Equity Index A/A/    0.55%       0.05%        0.06%          0.66%
-------------------------------------------------------------------------------------
American International/F/          0.54%       0.60%        0.08%          1.22%
-------------------------------------------------------------------------------------
International Value                0.87%/E/    0.05%        0.15%          1.07%
-------------------------------------------------------------------------------------
Quantitative Mid Cap               0.75%       0.05%        0.09%          0.89%
-------------------------------------------------------------------------------------
Mid Cap Index                      0.49%       0.05%        0.03%          0.57%
-------------------------------------------------------------------------------------
Mid Cap Core                       0.90%       0.05%        0.16%          1.11%
-------------------------------------------------------------------------------------
Global                             0.85%/E/    0.05%        0.15%          1.05%
-------------------------------------------------------------------------------------
Capital Appreciation               0.85%       0.05%        0.07%          0.97%
-------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                        Management                            Total Portfolio
               Portfolio                   Fees     12b-1 Fees Other Expenses    Expenses
---------------------------------------------------------------------------------------------
American Growth/F/                         0.35%       0.60%        0.03%          0.98%
---------------------------------------------------------------------------------------------
U.S. Global Leaders Growth                 0.71%       0.05%        0.73%          1.49%/D/
---------------------------------------------------------------------------------------------
Quantitative All Cap                       0.71%       0.05%        0.05%          0.81%
---------------------------------------------------------------------------------------------
All Cap Core                               0.80%       0.05%        0.07%          0.92%
---------------------------------------------------------------------------------------------
Large Cap Growth                           0.85%       0.05%        0.06%          0.96%
---------------------------------------------------------------------------------------------
Total Stock Market Index                   0.49%       0.05%        0.03%          0.57%
---------------------------------------------------------------------------------------------
Blue Chip Growth                           0.82%/C/    0.05%        0.04%          0.91%
---------------------------------------------------------------------------------------------
U.S. Large Cap                             0.82%       0.05%        0.06%          0.93%
---------------------------------------------------------------------------------------------
Core Equity                                0.85%       0.05%        0.06%          0.96%
---------------------------------------------------------------------------------------------
Strategic Value                            0.85%       0.05%        0.09%          0.99%
---------------------------------------------------------------------------------------------
Large Cap Value                            0.85%       0.05%        0.13%          1.03%
---------------------------------------------------------------------------------------------
Classic Value                              0.87%       0.05%        0.56%          1.48%/D/
---------------------------------------------------------------------------------------------
Utilities                                  0.85%       0.05%        0.25%          1.15%
---------------------------------------------------------------------------------------------
Real Estate Securities                     0.70%       0.05%        0.05%          0.80%
---------------------------------------------------------------------------------------------
Small Cap Opportunities                    1.00%       0.05%        0.08%          1.13%
---------------------------------------------------------------------------------------------
Small Company Value                        1.04%       0.05%        0.01%          1.10%
---------------------------------------------------------------------------------------------
Special Value                              1.00%       0.05%        0.28%          1.33%
---------------------------------------------------------------------------------------------
Mid Cap Value                              0.87%       0.05%        0.05%          0.97%
---------------------------------------------------------------------------------------------
Value                                      0.74%       0.05%        0.06%          0.85%
---------------------------------------------------------------------------------------------
All Cap Value                              0.84%       0.05%        0.06%          0.95%
---------------------------------------------------------------------------------------------
500 Index                                  0.46%       0.05%        0.05%          0.56%
---------------------------------------------------------------------------------------------
Fundamental Value/G/                       0.84%       0.05%        0.05%          0.94%
---------------------------------------------------------------------------------------------
Growth & Income                            0.65%       0.05%        0.04%          0.74%
---------------------------------------------------------------------------------------------
Large Cap/A/                               0.85%       0.05%        0.15%          1.05%
---------------------------------------------------------------------------------------------
Quantitative Value                         0.70%       0.05%        0.08%          0.83%
---------------------------------------------------------------------------------------------
American Growth-Income/F/                  0.29%       0.60%        0.03%          0.92%
---------------------------------------------------------------------------------------------
Equity-Income                              0.81%/C/    0.05%        0.05%          0.91%
---------------------------------------------------------------------------------------------
American Blue Chip Income and Growth/F/    0.45%       0.60%        0.05%          1.10%
---------------------------------------------------------------------------------------------
Income & Value                             0.79%       0.05%        0.04%          0.88%
---------------------------------------------------------------------------------------------
Pimco VIT All Asset Portfolio              0.20%       0.45%        0.88%          1.53%/H/
---------------------------------------------------------------------------------------------
Global Allocation                          0.85%       0.05%        0.20%          1.10%
---------------------------------------------------------------------------------------------
High Yield                                 0.68%       0.05%        0.07%          0.80%
---------------------------------------------------------------------------------------------
U.S. High Yield Bond/A/                    0.75%       0.05%        0.21%          1.01%
---------------------------------------------------------------------------------------------
Strategic Bond                             0.70%       0.05%        0.08%          0.83%
---------------------------------------------------------------------------------------------
Strategic Income                           0.73%       0.05%        0.46%          1.24%
---------------------------------------------------------------------------------------------
Global Bond                                0.70%       0.05%        0.10%          0.85%
---------------------------------------------------------------------------------------------
Investment Quality Bond                    0.60%       0.05%        0.09%          0.74%
---------------------------------------------------------------------------------------------
Total Return                               0.70%       0.05%        0.05%          0.80%
---------------------------------------------------------------------------------------------
Real Return Bond                           0.70%       0.05%        0.07%          0.82%
---------------------------------------------------------------------------------------------
Core Bond/A/                               0.69%       0.05%        0.21%          0.95%
---------------------------------------------------------------------------------------------
Active Bond/A/                             0.61%       0.05%        0.04%          0.70%
---------------------------------------------------------------------------------------------
U.S. Government Securities                 0.62%       0.05%        0.07%          0.74%
---------------------------------------------------------------------------------------------
Money Market                               0.48%       0.05%        0.03%          0.56%
---------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000/B/               0.05%       0.05%        1.02%          1.12%
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                              Management                           Total Portfolio
          Portfolio              Fees    12b-1 Fees Other Expenses    Expenses
----------------------------------------------------------------------------------
Lifestyle Growth 820/B/          0.05%      0.05%        0.95%          1.05%
----------------------------------------------------------------------------------
Lifestyle Balanced 640/B/        0.05%      0.05%        0.90%          1.00%
----------------------------------------------------------------------------------
Lifestyle Moderate 460/B/        0.05%      0.05%        0.87%          0.97%
----------------------------------------------------------------------------------
Lifestyle Conservative 280/B/    0.05%      0.05%        0.79%          0.89%
----------------------------------------------------------------------------------

A Commenced operations on April 29, 2005. Percentages are based on estimates of the net assets for the current fiscal year.

B Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust.

   "Other Expenses" reflects the expenses of the underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Portfolio Expenses" would be:

           ---------------------------------------------------------
                                                     Total Portfolio
                                      Other Expenses    Expenses
           ---------------------------------------------------------
           Lifestyle Aggressive 1000       1.01%          1.11%
           ---------------------------------------------------------
           Lifestyle Growth 820            0.94%          1.04%
           ---------------------------------------------------------
           Lifestyle Balanced 640          0.89%          0.99%
           ---------------------------------------------------------
           Lifestyle Moderate 460          0.86%          0.96%
           ---------------------------------------------------------
           Lifestyle Conservative 280      0.78%          0.88%
           ---------------------------------------------------------

   This voluntary expense reimbursement may be terminated at any time.
C The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology, Health Sciences, Blue Chip Growth, Equity-Income and Small Company Value Portfolios. The waiver is based on the combined assets of these portfolios. If these combined assets exceed specified amounts, the fee reduction will be increased.

   The fee reductions are applied to the advisory fees of each of the five Portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the advisory fees for these Portfolios would be:

                           --------------------------
                           Science & Technology 1.01%
                           --------------------------
                           Health Sciences      1.02%
                           --------------------------
                           Blue Chip Growth     0.79%
                           --------------------------
                           Equity-Income        0.78%
                           --------------------------
                           Small Company Value  1.01%
                           --------------------------

D For certain Portfolios, the Adviser reduces its advisory fee or reimburses the Portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business) exceed certain annual rates. In the case of the Small Company, U.S. Global Leaders Growth, and Classic Value Portfolios, the Adviser reimbursed the Portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Portfolio Expenses" would be:

           ---------------------------------------------------------
                                                     Total Portfolio
                                      Other Expenses    Expenses
           ---------------------------------------------------------
           Small Company                   0.49%          1.59%
           ---------------------------------------------------------
           U.S. Global Leaders Growth      0.50%          1.26%
           ---------------------------------------------------------
           Classic Value                   0.50%          1.42%
           ---------------------------------------------------------

   These voluntary expense reimbursements may be terminated at any time.

E Due to a decrease in the subadvisory fees for the Global and the International Value Portfolios, the Adviser voluntarily agreed to decrease its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such Portfolio does not exceed 0.35% of the Portfolio's average net assets. These advisory fee waivers may be rescinded at any time.

F Reflects the aggregate annual operating expenses of each Portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income Portfolios, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income Portfolios) voluntarily reduced investment advisory fees. If such fee waiver had been reflected, the Management Fee would be 0.34%, 0.53%, 0.44%, 0.28% and Total Portfolio Expenses would be 0.97%, 1.21%, 1.09%, and 091%.

G The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Portfolios to the amounts shown below. These management fee reductions may be terminated at any time.

          -----------------------------------------------------------
                                             Between
                                           $50 million
                                First          and       Excess Over
              Portfolio      $50 million* $500 million* $500 million*
          -----------------------------------------------------------
          Financial Services     0.85%        0.80%         0.75%
          -----------------------------------------------------------
          Fundamental Value      0.85%        0.80%         0.75%
          -----------------------------------------------------------

   * as a percentage of average net assets.

   If such management fee reduction were reflected, it is estimated that the management fees for these Portfolios would be as follows:

                            ------------------------
                            Financial Services 0.83%
                            ------------------------
                            Fundamental Value  0.79%
                            ------------------------

H Underlying PIMS Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying PIMS Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMS Funds. Underlying PIMS Fund expenses will vary with changes in the expenses of the Underlying PIMS Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying PIMS Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

   When you select a Separate Account investment option, we invest your money in shares of a corresponding Portfolio of the John Hancock Trust (or the PIMCO Variable Insurance Trust with respect to the All Asset Portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Policies and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

   The John Hancock Trust and the PIMCO Variable Insurance Trust are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") (formerly named "Manufacturers Securities Services, LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains.

   The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

   The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Portfolios of the John Hancock Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

   The following table describes a general description of the Portfolios that we make available under the Policies. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Separate Account investment option.

   The Portfolios available under the Policies are as follows:

-----------------------------------------------------------------------------------------------------------------
Portfolio            Portfolio Manager              Investment Description
-----------------------------------------------------------------------------------------------------------------
Science & Technology T. Rowe Price Associates, Inc. Seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks
                                                    of companies expected to benefit from the development,
                                                    advancement, and use of science and technology. Current
                                                    income is incidental to the portfolio's objective.
-----------------------------------------------------------------------------------------------------------------
Pacific Rim          MFC Global Investment          Seeks long-term growth of capital by investing in a
                     Management (U.S.A.) Limited    diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations
                                                    domiciled in countries in the Pacific Rim region.
-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Portfolio               Portfolio Manager              Investment Description
----------------------------------------------------------------------------------------------------------------------
Health Sciences         T. Rowe Price Associates, Inc. Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks
                                                       of companies engaged in the research, development,
                                                       production, or distribution of products or services related to health care, medicine, or the life sciences (collectively
                                                       termed "health sciences").
----------------------------------------------------------------------------------------------------------------------
Emerging Growth         MFC Global Investment          Seeks superior long-term rates of return through capital
                        Management (U.S.A.) Limited    appreciation by investing, under normal circumstances,
                                                       primarily in high quality securities and convertible
                                                       instruments of small-cap U.S. companies.
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company  Franklin Advisers, Inc.        Seeks long-term growth of capital by investing, under
                                                       normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock
                                                       equity securities of companies with market capitalizations that approximately match the range of capitalization of the
                                                       Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.
----------------------------------------------------------------------------------------------------------------------
Small Cap               Independence Investment LLC    Seeks maximum capital appreciation consistent with
                                                       reasonable risk to principal by investing, under normal
                                                       market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under
                                                       $2 billion.
----------------------------------------------------------------------------------------------------------------------
Small Cap Index         MFC Global Investment          Seeks to approximate the aggregate total return of a small
                        Management (U.S.A.) Limited    cap U.S. domestic equity market index by attempting to
                                                       track the performance of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------
Small Company           American Century Investment    Seeks long-term capital growth by investing, under normal
                        Management, Inc.               market conditions, primarily in equity securities of smaller-
                                                       capitalization U.S. companies. The subadviser uses
                                                       quantitative, computer-driven models to construct the
                                                       portfolio of stocks for the Small Company Portfolio.
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth          Deutsche Asset Management Inc. Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock           Wellington Management Company, Seeks long-term growth of capital by investing primarily in
                        LLP                            equity securities of mid-size companies with significant
                                                       capital appreciation potential.
----------------------------------------------------------------------------------------------------------------------
Natural Resources       Wellington Management Company, Seeks long-term total return by investing, under normal
                        LLP                            market conditions, primarily in equity and equity-related
                                                       securities of natural resource-related companies worldwide.
----------------------------------------------------------------------------------------------------------------------
All Cap Growth          AIM Capital Management, Inc.   Seeks long-term capital appreciation by investing the
                                                       portfolio's assets under normal market conditions,
                                                       principally in common stocks of companies that are likely to benefit from new or innovative products, services or
                                                       processes, as well as those that have experienced above
                                                       average, long-term growth in earnings and have excellent
                                                       prospects for future growth.
----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities Fidelity Management & Research Seeks growth of capital by investing primarily in common
                        Company                        stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.
----------------------------------------------------------------------------------------------------------------------
Financial Services      Davis Advisors                 Seeks growth of capital by investing primarily in common
                                                       stocks of financial companies. During normal market
                                                       conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in
                                                       companies that are principally engaged in financial services.
                                                       A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least
                                                       50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Portfolio                    Portfolio Manager                 Investment Description
-------------------------------------------------------------------------------------------------------------------------------
International Opportunities  Marisco Capital Management, LLC   Seeks long-term growth of capital by investing, under
                                                               normal market conditions, at least 65% of its assets in
                                                               common stocks of foreign companies that are selected for
                                                               their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio
                                                               normally invests in issuers from at least three different
                                                               countries not including the U.S. The portfolio may invest in common stocks of companies operating in emerging
                                                               markets.
-------------------------------------------------------------------------------------------------------------------------------
International Stock          Deutsche Asset Management         Seeks long-term growth of capital by investing in stocks and
                             Investment Services Ltd.          other securities with equity characteristics of companies
                                                               located in the developed countries that make up the MSCI
                                                               EAFE Index.
-------------------------------------------------------------------------------------------------------------------------------
International Small Cap      Templeton Investment Counsel,     Seeks capital appreciation by investing primarily in the
                             Inc.                              common stock of companies located outside the U.S. which
                                                               have total stock market capitalization or annual revenues of
                                                               $1.5 billion or less ("small company securities").
-------------------------------------------------------------------------------------------------------------------------------
International Equity Index A SSgA Funds Management, Inc.       Seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by
                                                               attempting to track the performance of the MSCI All
                                                               Country World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series
                                                               II shares are available for sale to contracts purchased on or after May 13, 2002).
-------------------------------------------------------------------------------------------------------------------------------
American International       Capital Research Management       Invests all of its assets in Class 2 shares of the International
                             Company                           Fund, a series of American Fund Insurance Series. The
                                                               International Fund invests primarily in common stocks of
                                                               companies located outside the United States.
-------------------------------------------------------------------------------------------------------------------------------
International Value          Templeton Investment Counsel,     Seeks long-term growth of capital by investing, under
                             Inc.                              normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging
                                                               markets.
-------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap         MFC Global Investment             Seeks long-term growth of capital by investing, under
                             Management (U.S.A.) Limited       normal market conditions, at least 80% of its total assets
                                                               (plus any borrowings for investment purposes) in U.S. mid-
                                                               cap stocks, convertible preferred stocks, convertible bonds and warrants.
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index                MFC Global Investment             Seeks to approximate the aggregate total return of a mid cap
                             Management (U.S.A.) Limited       U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 AIM Capital Management, Inc.      Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including
                                                               convertible securities, of mid-capitalization companies.
-------------------------------------------------------------------------------------------------------------------------------
Global                       Templeton Global Advisors         Seeks long-term capital appreciation by investing, under
                             Limited                           normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including
                                                               emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation         Jennison Associates LLC           Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the
                                                               subadviser believes have above-average growth prospects.
                                                               These companies are generally medium-to-large
                                                               capitalization companies.
-------------------------------------------------------------------------------------------------------------------------------
American Growth              Capital Research Management       Invests all of its assets in Class 2 shares of the Growth Fund,
                             Company                           a series of American Fund Insurance Series. The Growth
                                                               Fund invests primarily in common stocks of companies that
                                                               appear to offer superior opportunities for growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth   Sustainable Growth Advisers, L.P. Seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of
                                                               "U.S. Global Leaders."
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Portfolio                Portfolio Manager                Investment Description
-------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap     MFC Global Investment            Seeks long-term growth of capital by investing, under
                         Management (U.S.A.) Limited      normal circumstances, primarily in equity securities of U.S.
                                                          companies. The portfolio will generally focus on equity
                                                          securities of U.S. companies across the three market
                                                          capitalization ranges of large, mid and small.
-------------------------------------------------------------------------------------------------------------------------
All Cap Core             Deutsche Asset Management Inc.   Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the
                                                          Russell 3000 Index.
-------------------------------------------------------------------------------------------------------------------------
Large Cap Growth         Fidelity Management & Research   Seeks long-term growth of capital by investing, under
                         Company                          normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.
-------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index MFC Global Investment            Seeks to approximate the aggregate total return of a broad
                         Management (U.S.A.) Limited      U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth         T. Rowe Price Associates, Inc.   Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth
                                                          companies. Many of the stocks in the portfolio are expected to pay dividends.
-------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap           Capital Guardian Trust Company   Seeks long-term growth of capital and income by investing
                                                          the portfolio's assets, under normal market conditions,
                                                          primarily in equity and equity-related securities of
                                                          companies with market capitalization greater than $500
                                                          million.
-------------------------------------------------------------------------------------------------------------------------
Core Equity              Legg Mason Funds Management,     Seeks long-term capital growth by investing, under normal
                         Inc.                             market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                                          The subadviser Seeks to purchase securities at large
                                                          discounts to the subadviser's assessment of their intrinsic value.
-------------------------------------------------------------------------------------------------------------------------
Strategic Value          Massachusetts Financial Services Seeks capital appreciation by investing, under normal market
                         Company                          conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser
                                                          believes are undervalued in the market relative to their long term potential.
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value          Mercury Advisors                 Seeks long-term growth of capital by investing, under
                                                          normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the
                                                          U.S.
-------------------------------------------------------------------------------------------------------------------------
Classic Value            Pzena Investment Management,     Seeks long-term growth of capital by investing, under
                         LLC                              normal market conditions, at least 80% of its net assets in domestic equity securities.
-------------------------------------------------------------------------------------------------------------------------
Utilities                Massachusetts Financial Services Seeks capital growth and current income (income above that
                         Company                          available from a portfolio invested entirely in equity
                                                          securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of
                                                          domestic and foreign companies in the utilities industry.
-------------------------------------------------------------------------------------------------------------------------
Real Estate Securities   Deutsche Asset Management Inc.   Seeks to achieve a combination of long-term capital
                                                          appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                                          companies.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager              Investment Description
-------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities    Munder Capital Management      Seeks long-term capital appreciation by investing, under
                                                          normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.
-------------------------------------------------------------------------------------------------------------------------
Small Company Value        T. Rowe Price Associates, Inc. Seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies
                                                          whose common stocks are believed to be undervalued.
                                                          Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for
                                                          investment purposes) in companies with a market
                                                          capitalization that do not exceed the maximum market
                                                          capitalization of any security in the Russell 2000 Index* at the time of purchase.
-------------------------------------------------------------------------------------------------------------------------
Special Value              Salomon Brothers Asset         Seeks long-term capital growth by investing, under normal
(only Series II available) Management Inc.                circumstances, at least 80% of its net assets in common
                                                          stocks and other equity securities of companies whose
                                                          market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell
                                                          2000 Value Index.
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value              Lord, Abbett & Co              Seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized
                                                          companies, with market capitalization of roughly $500
                                                          million to $10 billion.
-------------------------------------------------------------------------------------------------------------------------
Value                      Van Kampen                     Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of
                                                          companies in the Russell Midcap Value Index.
-------------------------------------------------------------------------------------------------------------------------
All Cap Value              Lord, Abbett & Co              Seeks capital appreciation by investing in equity securities of
                                                          U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------
500 Index                  MFC Global Investment          Seeks to approximate the aggregate total return of a broad
                           Management (U.S.A.) Limited    U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value          Davis Advisors                 Seeks growth of capital by investing, under normal market
                                                          conditions, primarily in common stocks of U.S. companies
                                                          with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.
-------------------------------------------------------------------------------------------------------------------------
Growth & Income            Wellington Management Company, Seeks long-term growth of capital and income, consistent
                           LLP                            with prudent investment risk, by investing primarily in a
                                                          diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.
-------------------------------------------------------------------------------------------------------------------------
Large Cap                  UBS Global Asset Management    Seeks to maximize total return, consisting of capital
                                                          appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S.
                                                          large capitalization companies.
-------------------------------------------------------------------------------------------------------------------------
Quantitative Value         MFC Global Investment          Seeks long-term capital appreciation by investing primarily
                           Management (U.S.A.) Limited    in large-cap U.S. securities with the potential for long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------
American Growth-Income     Capital Research Management    Invests all of its assets in Class 2 shares of the Growth-
                           Company                        Income Fund, a series of American Fund Insurance Series.
                                                          The Growth-Income Fund invests primarily in common
                                                          stocks or other securities which demonstrate the potential for appreciation and/or dividends.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Portfolio                         Portfolio Manager              Investment Description
--------------------------------------------------------------------------------------------------------------------------------
Equity-Income                     T. Rowe Price Associates, Inc. Seeks to provide substantial dividend income and also long-
                                                                 term capital appreciation by investing primarily in dividend-
                                                                 paying common stocks, particularly of established
                                                                 companies with favorable prospects for both increasing
                                                                 dividends and capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
American Blue Chip Income and     Capital Research Management    Invests all of its assets in Class 2 shares of the Blue Chip
Growth                            Company                        Income and Growth Fund, a series of American Fund
                                                                 Insurance Series. The Blue Chip Income and Growth Fund
                                                                 invests primarily in common stocks of larger, more
                                                                 established companies based in the U.S. with market
                                                                 capitalizations of $4 billion and above.
--------------------------------------------------------------------------------------------------------------------------------
Income & Value                    Capital Guardian Trust Company Seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-
                                                                 income securities. The subadviser has full discretion to
                                                                 determine the allocation between equity and fixed income
                                                                 securities.
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio     Pacific Investment Management  The portfolio invests primarily in a diversified mix of: (a)
(a series of the PIMCO Variable   Company                        common stocks of large and mid sized U.S. companies, and
Insurance Trust) (only Class M is                                (b) bonds with an overall intermediate term average
available for sale)                                              maturity.
--------------------------------------------------------------------------------------------------------------------------------
Global Allocation                 UBS Global Asset Management    Seeks total return, consisting of long-term capital
                                                                 appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.
--------------------------------------------------------------------------------------------------------------------------------
High Yield                        Salomon Brothers Asset         Seeks to realize an above-average total return over a market
                                  Management Inc.                cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.
--------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond              Wells Fargo Fund Management,   Seeks total return with a high level of current income by
                                  LLC                            investing, under normal market conditions, primarily in
                                                                 below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy
                                                                 preferred and other convertible securities and bank loans.
--------------------------------------------------------------------------------------------------------------------------------
Strategic Bond                    Salomon Brothers Asset         Seeks a high level of total return consistent with preservation
                                  Management Inc.                of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income                  John Hancock Advisers, LLC     Seeks a high level of current income by investing, under
                                                                 normal market conditions, primarily in foreign government
                                                                 and corporate debt securities from developed and emerging
                                                                 markets; U.S. Government and agency securities; and U.S.
                                                                 high yield bonds.
--------------------------------------------------------------------------------------------------------------------------------
Global Bond                       Pacific Investment Management  Seeks to realize maximum total return, consistent with
                                  Company                        preservation of capital and prudent investment management
                                                                 by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.
--------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond           Wellington Management Company, Seeks a high level of current income consistent with the
                                  LLP                            maintenance of principal and liquidity, by investing in a
                                                                 diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S.
                                                                 Government bonds with intermediate to longer term
                                                                 maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager              Investment Description
----------------------------------------------------------------------------------------------------------------------------
Total Return               Pacific Investment Management  Seeks to realize maximum total return, consistent with
                           Company                        preservation of capital and prudent investment management
                                                          by investing, under normal market conditions, at least 65%
                                                          of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average
                                                          portfolio duration will normally vary within a three-to six-
                                                          year time frame based on the subadviser's forecast for
                                                          interest rates.
----------------------------------------------------------------------------------------------------------------------------
Real Return Bond           Pacific Investment Management  Seeks maximum return, consistent with preservation of
                           Company                        capital and prudent investment management by investing,
                                                          under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.
----------------------------------------------------------------------------------------------------------------------------
Core Bond                  Wells Fargo Fund Management,   Seeks total return consisting of income and capital
                           LLC                            appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                                          subadviser invests in debt securities that the subadviser
                                                          believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.
                                                          From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are comparable to
                                                          investment-grade debt securities. Under normal
                                                          circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.
----------------------------------------------------------------------------------------------------------------------------
Active Bond                Declaration Management &       Seeks income and capital appreciation by investing at least
                           Research LLC                   80% of its assets in a diversified mix of debt securities and
                           John Hancock Advisers, LLC     instruments.
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Salomon Brothers Asset         Seeks a high level of current income consistent with
                           Management Inc.                preservation of capital and maintenance of liquidity, by
                                                          investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                          collateralized mortgage obligations backed by such
                                                          securities.
----------------------------------------------------------------------------------------------------------------------------
Money Market               MFC Global Investment          Seeks maximum current income consistent with preservation
                           Management (U.S.A.) Limited    of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.
----------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000  MFC Global Investment          Seeks to provide long-term growth of capital (current income
                           Management (U.S.A.) Limited    is not a consideration) by investing 100% of the Lifestyle
                                                          Trust's assets in other portfolios of the Trust ("Underlying
                           Deutsche Asset Management Inc. Portfolios") which invest primarily in equity securities.
----------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820       MFC Global Investment          Seeks to provide long-term growth of capital with
                           Management (U.S.A.) Limited    consideration also given to current income by investing
                                                          approximately 20% of the Lifestyle Trust's assets in
                           Deutsche Asset Management Inc. Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in
                                                          Underlying Portfolios which invest primarily in equity
                                                          securities.
----------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640     MFC Global Investment          Seeks to provide a balance between a high level of current
                           Management (U.S.A.) Limited    income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                           Deutsche Asset Management Inc. Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and
                                                          approximately 60% of its assets in Underlying Portfolios
                                                          which invest primarily in equity securities.
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager              Investment Description
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460     MFC Global Investment          Seeks to provide a balance between a high level of current
                           Management (U.S.A.) Limited    income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the
                           Deutsche Asset Management Inc. Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and
                                                          approximately 40% of its assets in Underlying Portfolios
                                                          which invest primarily in equity securities.
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280 MFC Global Investment          Seeks to provide a high level of current income with some
                           Management (U.S.A.) Limited    consideration also given to growth of capital by investing
                           Deutsche Asset Management Inc. approximately 80% of the Lifestyle Trust's assets in
                                                          Underlying Portfolios which invest primarily in fixed
                                                          income securities and approximately 20% of its assets in
                                                          Underlying Portfolios which invest primarily in equity
                                                          securities.
--------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

   You bear the investment risk of any Portfolio you choose as an investment option for your Policy. A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each Portfolio is contained in the Portfolio prospectuses. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

                                POLICY SUMMARY

General

   The Policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the Policy has not gone into default, there is no outstanding Policy Debt and the Death Benefit is not determined by the Minimum Death Benefit percentage. The Policy's provisions may vary in some states. The terms of the Policy and any endorsements or riders will supersede the disclosure in this prospectus.

Death Benefits

   The Policy provides a Death Benefit in the event of the death of the life insured while the Policy is in force. The basic Death Benefit amount is the Face Amount, which is provided for the lifetime of the life insured with no maturity or expiration date. There may be other amounts added to the Death Benefit as described below.

   Flexible Term Insurance Option. You may add a flexible term insurance option rider (the "FTIO Rider") to the Policy to provide additional term life insurance coverage on the life insured. Cost of insurance rates are less than or equal to those of the Policy and no Sales Loads or Surrender Charges will apply. However, unlike the Face Amount of the Policy, the FTIO Rider will terminate at the life insured's Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying Death Benefit amounts on future dates (the "Scheduled Death Benefits").

   Death Benefit Options. There are two Death Benefit Options. Option 1 provides a Death Benefit equal to the Face Amount of the Policy and the Scheduled Death Benefits of the FTIO Rider or, if greater, the Minimum Death Benefit. Option 2 provides a Death Benefit equal to the Face Amount and the Scheduled Death Benefits, plus the Policy Value or, if greater, the Minimum Death Benefit. You may change the Death Benefit Option and increase or decrease the Face Amount and Scheduled Death Benefits.

   Age 100 Advantage. If the Life Insured is alive on the Policy anniversary when the Life Insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policyowner chooses to surrender the Policy for its Net Cash Surrender Value:

  . the Policy will be continued until the earlier of the death of the life insured or the date the policyowner surrenders the Policy;

  . no additional premium payments will be accepted although loan repayments will be accepted;

  . no additional charges or deductions (described under "Charges and Deductions") will be assessed;

  .   interest on any Policy Debt will continue to accrue;

  . the policyowner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.

Premiums

   Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see "Premium Payments -- Premium Limitations"). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.

Policy Value

   The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the Policy.

Policy Loans

   You may borrow against the Net Cash Surrender Value of the Policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the life insured's death or upon surrender.

Surrender and Partial Withdrawals

   You may make a partial withdrawal of Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits and assessment of a portion of the Surrender Charges. You may surrender the Policy for its Net Cash Surrender Value at any time.

Lapse and Reinstatement

   A Policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed Policy within five years following lapse if the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under "Reinstatement."

   The Policy differs in two important ways from a conventional life insurance policy. First, failure to make planned premium payments will not itself cause the Policy to lapse. Second, the Policy can lapse even if planned premiums have been paid.

Charges and Deductions

   We assess charges and deductions in connection with the Policy, in the form of monthly deductions for the cost of insurance and administrative expenses, charges assessed daily against amounts in the Investment Accounts and loads deducted from premiums paid. See the Fee Tables.

   Sales Load or Surrender Charge. You may choose Coverage Amounts with one of two alternative charge structures representing different ways to cover a portion of our marketing and distribution costs. Generally, Policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures.

   Sales Load coverage features a load deducted immediately from premiums paid and no Surrender Charges. Surrender Charge coverage features no added sales load with surrender charges assessed upon early surrender, lapse, partial withdrawal or coverage decrease. Current cost of insurance charges in early years are higher for Surrender Charge coverage.

   Reduction in Charges and Enhancement of Surrender Values. The Policy is designed for employers and other sponsoring organizations that may purchases multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we may offer reductions of Policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policyholders.

Investment Options and Investment Subadvisers

   You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios described in the Table of Investment Options and Investment Subadvisers.

   The Portfolios also employ subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

   Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

   Each sub-account of the Separate Account purchases shares of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. The fees and expenses for each Portfolio are described in detail in the Portfolio prospectuses.

 GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE ACCOUNT

John Hancock USA

   John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA" or " Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) is a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial.

Ratings

   John Hancock USA has received the following ratings from independent rating agencies:

   A++ A.M. Best

   Superior companies have a very strong ability to meet their obligations; 1st category of 16

   AA+ Fitch

   Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

   AA+ Standard & Poor's

   Very strong financial security characteristics; 2nd category of 21

   Aa2 Moody's

   Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the Policy and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Separate Account

   The Separate Account has been established under Michigan law as a separate account of John Hancock USA. The Separate Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

   Assets of the Separate Account. John Hancock USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Separate Account without regard to the other income, gains, or losses of John Hancock USA. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities that arise from any other business we conduct. However, all obligations under the variable life insurance policies are general corporate obligations of John Hancock USA.

   Registration. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. A unit investment trust is a type of investment company that invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of John Hancock USA.

                               ISSUING A POLICY

Use of the Policy

   The Policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The Policy may be owned by an individual or a corporation, trust, association, or similar entity. The Policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.

Requirements

   To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process is completed to our satisfaction and we approve issuance of the Policy.

   Policies may be issued on a basis that does not distinguish between the life insured's sex and/or smoking status, with prior approval from us. A Policy will only be issued on the lives of insureds from Issue Ages 20 through 80.

   Each Policy has a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are measured. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the Policy is backdated (see "Backdating a Policy"). The Effective Date is the date we become obligated under the Policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the Policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the Policy are measured.

   If we approve issuance of a Policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the life insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the Policy will be canceled and any premiums paid will be returned to the applicant.

   Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market portfolio. On the Effective Date, Net Premiums received plus any interest credited will be allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see "Right to Examine the Policy").

   Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the Policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000 at all times.

   Backdating a Policy. You may request that we backdate the Policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the Policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated.

Temporary Insurance Agreement

   Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the life insured met our usual and customary underwriting standards for the coverage applied for.

Underwriting

   The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective life insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.

   Short Form Underwriting. The proposed life insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of Short Form underwriting depends on characteristics of the Case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.

   Simplified Underwriting. The proposed life insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of Simplified underwriting and the nature of the requirements will depend on characteristics of the Case and the proposed lives to be insured.

   Regular (Medical) Underwriting. Where Short Form or Simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed life insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.

Right to Examine the Policy

   A Policy may be returned for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the Policy if applicable. The Policy can be mailed or delivered to the John Hancock USA agent who sold it or to the Service Office. Immediately upon such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at the Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned Policy, plus all charges deducted prior to that date, not including fees and expenses of the Portfolios, minus any partial withdrawals and policy loans.

   Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.

   If you request a Face Amount increase that results in new Surrender Charges or sales loads, you will have the same rights described above to cancel the increase. If canceled, the premiums paid during this right to examine period will be refunded, and the Policy Value and Surrender Charges or sales loads will be recalculated to be as they would have been had the premiums not been paid.

   We reserve the right to delay the refund of any premium paid by check until the check has cleared.

   (Applicable to Residents of California Only)

   Residents in California age 60 and greater may return the Policy for a refund at any time within 30 days after receiving it. The Policy can be mailed or delivered to the Company's agent who sold it or to the Service Office. If you cancel the Policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned Policy plus all charges deducted prior to that date, not including fees and expenses of the Portfolios; minus any partial withdrawals and policy loans.

   Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market investment option.

Life Insurance Qualification

   A Policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, you must choose either the Cash Value Accumulation Test ("CVA Test") or the Guideline Premium Test ("GP Test") and the test cannot be changed once the Policy is issued.

   Cash Value Accumulation Test. The CVA Test requires the Death Benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the Death Benefit by more than the increase in Policy Value.

   Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the Policy, given its Death Benefit, based on prescribed calculations. In addition, the GP Test requires the Death Benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.

   Changes to the Policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, Death Benefit Option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.

                                DEATH BENEFITS

   If the Policy is in force at the time of the life insured's death we will pay an insurance benefit to the beneficiary. The Policy may remain in force for the life insured's entire lifetime and there is no specified maturity or expiration date.

   Insurance benefits are only payable when we receive due proof of death at the Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.

   The amount of the insurance benefit payable will be the Death Benefit on the date of death, as described below, less any Policy Debt and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the life insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

   Minimum Death Benefit. Both the CVA Test and the GP Test require the Death Benefit to be at least a prescribed ratio of the policy value at all times. The Policy's Minimum Death Benefit ensures that these requirements are met by providing that the Death Benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. Tables of Minimum Death Benefit Percentages appear below.

Table of Minimum Death Benefit Percentages.

             GP Test      CVA Test          GP Test      CVA Test
         -------------------------------------------------------------
         Age Percent Male Female Unisex Age Percent Male Female Unisex
         -------------------------------------------------------------
         20    250%  653%  779%   674%  60    130%  192%  221%   197%
         21    250%  634%  754%   654%  61    128%  187%  214%   192%
         22    250%  615%  730%   635%  62    126%  182%  208%   187%
         23    250%  597%  706%   616%  63    124%  178%  203%   183%
         24    250%  580%  684%   598%  64    122%  174%  197%   178%
         25    250%  562%  662%   579%  65    120%  170%  192%   174%
         26    250%  545%  640%   561%  66    119%  166%  187%   170%
         27    250%  528%  619%   544%  67    118%  162%  182%   166%
         28    250%  511%  599%   526%  68    117%  159%  177%   162%
         29    250%  494%  580%   509%  69    116%  155%  173%   159%
         30    250%  479%  561%   493%  70    115%  152%  169%   156%
         31    250%  463%  542%   477%  71    113%  149%  164%   152%
         32    250%  448%  525%   461%  72    111%  146%  160%   149%
         33    250%  433%  507%   446%  73    109%  144%  156%   146%
         34    250%  419%  491%   432%  74    107%  141%  153%   144%

            GP Test      CVA Test            GP Test      CVA Test
        ---------------------------------------------------------------
        Age Percent Male Female Unisex  Age  Percent Male Female Unisex
        ---------------------------------------------------------------
        35    250%  406%  475%   418%   75     105%  139%  149%   141%
        36    250%  392%  459%   404%   76     105%  136%  146%   139%
        37    250%  380%  444%   391%   77     105%  134%  143%   136%
        38    250%  367%  430%   378%   78     105%  132%  140%   134%
        39    250%  356%  416%   366%   79     105%  130%  138%   132%
        40    250%  344%  403%   355%   80     105%  129%  135%   130%
        41    243%  333%  390%   343%   81     105%  127%  133%   128%
        42    236%  323%  378%   333%   82     105%  125%  130%   127%
        43    229%  313%  366%   322%   83     105%  124%  128%   125%
        44    222%  303%  355%   312%   84     105%  122%  126%   123%
        45    215%  294%  344%   303%   85     105%  121%  124%   122%
        46    209%  285%  333%   294%   86     105%  120%  123%   121%
        47    203%  277%  323%   285%   87     105%  119%  121%   119%
        48    197%  268%  313%   276%   88     105%  118%  119%   118%
        49    191%  260%  304%   268%   89     105%  116%  118%   117%
        50    185%  253%  295%   260%   90     105%  116%  117%   116%
        51    178%  245%  286%   253%   91     104%  115%  115%   115%
        52    171%  238%  278%   245%   92     103%  114%  114%   114%
        53    164%  232%  270%   238%   93     102%  112%  113%   113%
        54    157%  225%  262%   232%   94     101%  111%  112%   111%
        55    150%  219%  254%   225%   95     100%  110%  110%   110%
        56    146%  213%  247%   219%   96     100%  109%  109%   109%
        57    142%  207%  240%   213%   97     100%  107%  107%   107%
        58    138%  202%  233%   208%   98     100%  106%  106%   106%
        59    134%  197%  227%   202%   99     100%  105%  105%   105%
                                       100 +   100%  100%  100%   100%

Flexible Term Insurance Option Rider

   You may add the FTIO Rider to the Policy to provide additional death benefit coverage on the life insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of the Policy. The Rider will terminate at the earlier of Attained Age 100, the date the Policy lapses or is surrendered, and your request to cancel the FTIO Rider.

   You may schedule the death benefit amounts that will apply at specified times (the "Scheduled Death Benefits"). Scheduled Death Benefits may be constant or varying from time to time. The Death Benefit Schedule will be shown in the Policy.

   The Term Insurance Benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:

    (a)the Scheduled Death Benefit for the Policy Month, and

    (b)the Face Amount of the Policy or, if greater, the Policy's Minimum Death Benefit

   Even if the Term Insurance Benefit may be zero in a Policy Month, the Rider will not terminate.

   Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive's salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a Death Benefit Schedule as follows:

                   Policy   Scheduled   Policy   Scheduled
                    Year  Death Benefit  Year  Death Benefit
                   -----------------------------------------
                     1       100,000      6       127,628
                   -----------------------------------------
                     2       105,000      7       134,010
                   -----------------------------------------
                     3       110,250      8       140,710
                   -----------------------------------------
                     4       115,763      9       147,746
                   -----------------------------------------
                     5       121,551     10+      155,133

   The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:

                  Policy     Total      Face   Flexible Term
                   Year  Death Benefit Amount Insurance Amount
                  --------------------------------------------
                    1       100,000    100000           0
                  --------------------------------------------
                    2       105,000    100000       5,000
                  --------------------------------------------
                    3       110,250    100000      10,250
                  --------------------------------------------
                    4       115,763    100000      15,763
                  --------------------------------------------
                    5       121,551    100000      21,551
                  --------------------------------------------
                    6       127,628    100000      27,628
                  --------------------------------------------
                    7       134,010    100000      34,010
                  --------------------------------------------
                    8       140,710    100000      40,710
                  --------------------------------------------
                    9       147,746    100000      47,746
                  --------------------------------------------
                    10      155,133    100000      55,133

Death Benefit Options

   You may choose either of two Death Benefit Options:

   Death Benefit Option 1. The Death Benefit on any date is the Face Amount of the Policy or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.

   Death Benefit Option 2. The Death Benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.

Changing the Death Benefit Option

   You may change the Death Benefit Option at any time. The change will take effect at the beginning of the next Policy Month that is at least 30 days after your written request is received at the Service Office. We reserve the right to limit changes that could cause the Policy to fail to qualify as life insurance for tax purposes.

   A change in the Death Benefit Option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of Death Benefit, as follows:

   Change from Option 1 to Option 2. The new Face Amount will be the Face Amount prior to the change less the Policy Value on the date of the change.

   The Scheduled Death benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy Value on the date of the change.

   Coverage Amounts will be reduced or eliminated in the order that they are listed in the Policy until the total decrease in Coverage Amounts equals the decrease in Face Amount.

   Surrender Charges will not be assessed for reductions that are solely due to a change in the Death Benefit Option.

   Example. A policy is issued with a Face amount of $100,000, Death Benefit Option 1, and the following schedule:

                              Policy   Scheduled
                               Year  Death Benefit
                              --------------------
                                1       100,000
                              --------------------
                                2       125,000
                              --------------------
                                3       150,000
                              --------------------
                                4       175,000
                              --------------------
                                5+      200,000

   The Death Benefit Option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000 (the Face Amount prior to the change less the Policy Value) and the Death Benefit Schedule after the change will become:

                              Policy   Scheduled
                               Year  Death Benefit
                              --------------------
                                3       140,000
                              --------------------
                                4       165,000
                              --------------------
                                5+      190,000
                              --------------------

   Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change.)

   The resulting Face Amount increase will be added to the first Coverage Amount listed in the Policy.

   The Annual Premium Target for this Coverage Amount will not be increased and new Surrender Charges or Sales Loads will not apply, however, for an increase solely due to a change in the Death Benefit Option.

   Example. A policy is issued with a Face amount of $100,000, Death Benefit Option 2, and the following schedule:

                              Policy   Scheduled
                               Year  Death Benefit
                              --------------------
                                1       100,000
                              --------------------
                                2       125,000
                              --------------------
                                3       150,000
                              --------------------
                                4       175,000
                              --------------------
                                5+      200,000
                              --------------------

   The Death Benefit Option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Death Benefit Schedule after the change will become:

                              Policy   Scheduled
                               Year  Death Benefit
                              --------------------
                                3       160,000
                              --------------------
                                4       185,000
                              --------------------
                                5+      210,000
                              --------------------

Changing the Face Amount and Scheduled Death Benefits

   At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the Policy to fail to qualify as life insurance for tax purposes.

   Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

  . Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the life insured's insurability.

  . Increases will take effect at the beginning of the next Policy Month after we approve the request.

  . We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the life insured's attained age or other factors.

  . If the Face Amount is increased (other than as required by a Death Benefit Option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.

   New Surrender Charges or Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the Policy as follows:

  . First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.

  . Second, if needed, a new Coverage Amount will be added to the Policy with an Annual Premium Target and new Surrender Charges or Sales Loads. Any new Coverage Amount will be based on the life insured's Attained Age and other relevant factors on the effective date of the increase.

Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in Surrender Charges or Sales Loads (see "Charges and Deductions -- Attribution of Premiums").

   Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

  . Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next Policy Month which is at least 30 days after your written request is received at the Service Office.

  . If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.

  . If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.

  . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the Policy. Surrender Charges may be assessed (see "Charges and Deductions -- Sales Load or Surrender Charge").

   Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal. If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:

    (a)is the partial withdrawal amount plus any applicable Surrender Charge and

    (b)is the excess, if any, of the Policy's Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.

   Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal are subject to the following conditions:

  . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the Policy.

  . All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.

  . A Face Amount decrease due to a partial withdrawal will not incur any Surrender Charge in addition to that applicable to the partial withdrawal (see "Charges and Deductions -- Sales Load or Surrender Charge").

   Example for Face Increases and Decreases. A Policy is issued with a Face Amount of $100,000, Death Benefit Option 1, and a Death Benefit Schedule as follows:

                              Policy   Scheduled
                               Year  Death Benefit
                              --------------------
                                1       100,000
                              --------------------
                                2       125,000
                              --------------------
                                3       150,000
                              --------------------
                                4       175,000
                              --------------------
                                5+      200,000

   Assume the following Policy activity:

Activity                     Effect on Policy                    Change in Benefit Schedule
-------------------------------------------------------------------------------------------
In Policy     The initial Coverage amount is reduced to $80,000.                Scheduled
Year 2,                                                                       Death Benefit
the Face                                                         Policy Year
Amount is                                                        --------------------------
reduced                                                               2          105,000
to                                                                    3          130,000
$80,000.                                                              4          155,000
                                                                      5+         180,000
-          -                                                     --------------------------
Activity                     Effect on Policy                    Change in Benefit Schedule
-------------------------------------------------------------------------------------------
In Policy                                                                       Scheduled
Year 3,    The initial Coverage Amount (which earlier was                     Death Benefit
the Face   reduced to $80,000) is restored to its original level
Amount is  of $100,000. A new Coverage Amount for $20,000
increased  is added to the Policy. This new coverage amount      Policy Year
to         will have its own Annual Premium Target, and if       --------------------------
$120,000   applicable, its own Sales Load or Surrender                3          170,000
           Charges. A portion of the future premiums paid             4          195,000
           will be attributed to this Coverage Amount to              5+         220,000
-          -
                                                                 --------------------------
In Policy  The Face Amount is reduced to $90,000. The most                      Scheduled
Year 4, a  recent Coverage Amount of $20,000 is reduced to                    Death Benefit
Partial    $0, and the initial Coverage Amount is reduced to
Withdrawal $90,000.
of                                                               Policy Year
$30,000                                                          --------------------------
is made.                                                              4          165,000
                                                                      5          190,000

   Factors that Affect the Death Benefit. In the case of Death Benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the "Risks/Benefits Summary." These factors do not affect the Face Amount of the Policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the Policy does not lapse.

                               PREMIUM PAYMENTS

Initial Premiums

   No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market Trust.

   On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see "Right to Examine the Policy").

Subsequent Premiums

   After the payment of the initial premium, premiums may be paid at any time during the lifetime of the life insured prior to Attained Age 100 and in any amount subject to the premium limitations described below. A Policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.

   Payment of premiums will not guarantee that the Policy will stay in force and failure to pay premiums will not necessarily cause the Policy to lapse. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover Policy charges.

Premium Limitations

   If the Policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the Policy to qualify as life insurance. The GP Test premium limits are stated in the Policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned.

   If the Policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a Policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the Death Benefit by an amount greater than the increase in Policy Value.

Premium Allocation

   You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at the Service Office.

                            CHARGES AND DEDUCTIONS

Premium Load

   We will deduct a Premium Load as a percentage of each premium payment that is guaranteed never to exceed 2.0%. Currently, we waive this load in Policy Years 11 and later and charge 0%.

   The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.

Sales Load or Surrender Charge

   Each Coverage Amount listed in the Policy is designated as having either a Sales Load or Surrender Charge. One or the other of these charges will apply to a Coverage Amount, but not both. This designation cannot be changed after a Coverage Amount is effective and, currently, the same alternative must apply to all Coverage Amounts.

   Generally, Policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures. Current cost of insurance rates in early Policy Years will be higher for the Surrender Charge alternative.

   The Sales Load or Surrender Charge is intended to cover a portion of our costs of marketing and distributing the policies.

   Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the life insured's Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the Policy.

   Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the Policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the Policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.

   Sales Load. We deduct a Sales Load from all premium amounts attributed to a Coverage Amount designated as having a Sales Load. The Sales Load is a percentage of premiums guaranteed never to exceed the percentages below. Currently we are charging these percentages.

               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
                     1           8%           4           2%
               -------------------------------------------------
                     2           6%           5           1%
               -------------------------------------------------
                     3           3%           6+          0%

   Surrender Charge. We will deduct a Surrender Charge from the Net Policy Value upon elimination or reduction of a Coverage Amount designated as having a Surrender Charge during the first 9 Coverage Years. Coverage Amounts may be eliminated or reduced and a Surrender Charge assessed due to:

  .   surrender of the Policy for its Net Cash Surrender Value,

  .   a partial withdrawal which exceeds the Free Partial Withdrawal Amount,

  . a Face Amount decrease that is not solely due to a Death Benefit Option change, or

  .   lapse of the Policy.

   The Surrender Charge for an applicable Coverage Amount is a percentage of the sum of all premiums attributed to it since its effective date. Surrender Charge percentages are guaranteed never to exceed those below. Currently, we are charging these percentages:

               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
                     1          5.0%          6          1.5%
               -------------------------------------------------
                     2          4.0%          7          1.0%
               -------------------------------------------------
                     3          3.0%          8          1.0%
               -------------------------------------------------
                     4          2.5%          9          0.5%
               -------------------------------------------------
                     5          2.0%         10+         0.0%
               -------------------------------------------------

   Although the Surrender Charge percentages remain level or decrease as the Coverage Year increases, the total dollar amount of Surrender Charges may increase, as the total premium paid increases. Premiums paid in any Coverage Year in excess of the Annual Premium Target and premiums paid after the fifth Coverage Year may not add to the Surrender Charge, so the timing of premium payments may affect the amount of the Surrender Charge.

   Depending upon circumstances such as premiums paid and performance of the underlying investment options, there may be a Policy Value but no Cash Surrender Value available due to the existence of the Surrender Charge.

   Unless otherwise allowed by us and specified by you, Surrender Charges will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

   Surrender Charges on a Partial Withdrawal. We will assess a portion of the Surrender Charge if you take a partial withdrawal that exceeds the Free Withdrawal Amount. The Free Withdrawal Amount is 10% of the Net Cash Surrender Value at the time of the withdrawal less the amount of any partial withdrawals already taken in the same Policy Year.

   The portion of the Policy's total Surrender Charge that will be assessed is the ratio of (a) to (b), where (a) is the amount being withdrawn in excess of the Free Withdrawal Amount and (b) is the Net Cash Surrender Value immediately prior to the withdrawal. The remaining Surrender Charges for all Coverage Amounts will be reduced in the same proportion that the Surrender Charge assessed bears to the Policy's total Surrender Charge immediately prior to the partial withdrawal.

   Surrender Charges on a Face Amount Decrease. We will assess a portion of the Surrender Charge upon a Face Amount decrease that is not required due to a Death Benefit Option change or partial withdrawal. For each Coverage Amount that is reduced or eliminated as a result of the decrease, we will assess a portion of any applicable Surrender Charge. The proportion of the Surrender Charge that is assessed will be the ratio of amount by which the Coverage Amount is reduced to the Coverage Amount prior to reduction. The remaining Surrender Charges for affected Coverage Amounts will be reduced by the same ratio.

Monthly Deductions

   On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the Policy's Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.

   Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy.

   Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to the Company and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.

   Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where

    (a)is the applicable death benefit amount on the first day of the Policy Month, divided by 1.0024663; and

    (b)is the Policy Value attributed to that death benefit amount on the first day of the Policy Month.

   Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.

   Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the Death Benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).

   Attribution of Policy Value to Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the Policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the Death Benefit over the Face Amount.

   Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the Death Benefit over the Face Amount. There are different current cost of insurance rate bases for:

  .   Coverage Amounts having Sales Loads,

  .   Coverage Amounts having Surrender Charges, and

  . The excess of the Death Benefit over the Face Amount, including any Term Insurance Benefit under the FTIO Rider.

   The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:

  .   the cost of insurance rate basis for the applicable death benefit amount,

  . the life insured's Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,

  .   the underwriting class of the applicable death benefit amount,

  . the Coverage Year, or Policy Year for the excess of the Death Benefit over the Face Amount,

  .   any extra charges for substandard ratings, as stated in the Policy.

   Since the net amount at risk for Death Benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.

   Cost of insurance rates will generally increase with the life insured's age and the Coverage Year.

   Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the Policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.

   Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the Policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are the based on 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.

Asset Based Risk Charge Deducted from Investment Accounts

   We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the Policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

   The charge is a percentage of amounts in the Investment Accounts, which will reduce Unit Values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:

                            Policy Year Annual Rate
                            -----------------------
                               1-10        0.50%
                            -----------------------
                               11+         0.25%

Investment Management Fees and Expenses

   The investment management fees and expenses of the Portfolios, the underlying variable investment options for the Policy, are set forth in the Fee Tables above and in the Portfolio prospectuses.

Reduction in Charges and Enhanced Surrender Values

   The Policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of Policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policyowners.

                          COMPANY TAX CONSIDERATIONS

   Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to such Account or to the Policy. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of tax laws that we determines to be attributable to the Separate Account or to the Policy.

                                 POLICY VALUE

Determination of the Policy Value

   A Policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the Death Benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

   The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Risks/Benefits Summary."

   Investment Accounts. An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

   Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA. See "The General Account -- Fixed Account".

   Loan Account. Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA that is lower than the loan interest rate charged on Policy Debt. See "Policy Loans -- Loan Account".

Units and Unit Values

   Crediting and Canceling Units. Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

   Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or Death Benefit to be made on a day that is not a Business Day will be made on the next Business Day.

   Unit Values. For each Business Day the unit value for a sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for that sub-account on such subsequent Business Day.

   The net investment factor for a sub-account on any Business Day is equal to
(a) divided by (b) minus (c), where:

    (a)is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;

    (b)is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and

    (c)is a charge not exceeding the daily mortality and expense risk charge shown in the "Charges and Deductions -- Asset Based Risk Charge Deducted from Investment Accounts" section.

   The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Transfers of Policy Value

   Subject to the restrictions set forth below, the policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Account."

   Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio's investments in accordance with the portfolio's investment objective and policies) and dilution with respect to interests held for long-term investment.

   To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

   While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

   The Company's current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request made be made on any day. The policyowner may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market investment option to any other variable investment options or to the Fixed Account may be made. If a Policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.

   Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policyowner under these circumstances to rebalance the investment options in its policies within the following limits:
(i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.

   The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described in "Payment of Proceeds" occurs. Transfer privileges are also subject to any restrictions that may be imposed by the Portfolios. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of a Portfolio.


   Transfer Requests. Transfer requests may be made in writing in a format satisfactory to us. From time to time we may offer you alternate means of communicating transfer requests to us, such as electronic mail, the Internet or telephone. We will use reasonable procedures to confirm that instructions received by alternate means are genuine and we will not be liable for following instructions we have reasonably determined to be genuine.

   Limitations on Transfers From the Fixed Account. The maximum amount that may be transferred from the Fixed Account in any Policy Year is 25% of the Fixed Account Value at the previous Policy Anniversary. Any transfer that involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust. We may allow greater amounts to be transferred from the Fixed Account if a systematic plan of withdrawals is agreed to in advance. For example, we will allow the transfer of 20%, 25%, 33%, 50% and 100% of the remaining balance in the Fixed Account in five successive years provided we agree in advance in writing and that no amounts are transferred into the Fixed Account during the 5 year period.

                                 POLICY LOANS

   At any time while the Policy is in force, you may borrow against the Policy Value. The Policy is the only security for the loan. Policy loans may have tax consequences. See "Tax Treatment of Policy Benefits -- Policy Loan Interest."

   A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying Portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a Policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the life insured to be reduced by the amount of outstanding Policy Debt.

   Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the Policy's Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.

Interest Charged on Policy Loans

   Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.

Loan Account

   When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the Accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

   Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.

   Currently we credit loan interest rates which vary by Policy Year as follows:

                        Current Loan Interest Excess of Loan Interest
           Policy Years    Credited Rates          Charged Rate
           ----------------------------------------------------------
               1-10             3.25%                  0.75%
           ----------------------------------------------------------
               11+              3.75%                  0.25%

   Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.

   Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the life insured while the Policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

   Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.

                   POLICY SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender

   A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any Surrender Charges, monthly deductions due and Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the Policy and a written request for surrender at the Service Office. When a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

Partial Withdrawals

   You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

   Surrender Charges may be assessed on a Partial Withdrawal. See "Charges and Deductions -- Surrender Charges." The Death Benefit may be reduced as a result of a Partial Withdrawal. See "Death Benefits -- Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal".

                            LAPSE AND REINSTATEMENT

Lapse

   A Policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse." We will notify you of the default and will allow you a 61-day grace period in which to make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load charge. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

   Death During Grace Period. If the life insured should die during the grace period, the Policy Value used in the calculation of the Death Benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

   You may reinstate a Policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

  .   The Policy must not have been surrendered for its Net Cash Surrender
      Value;

  . Evidence of the life insured's insurability satisfactory to us must be provided; and

  . A premium equal to the payment required during the grace period following default to keep the Policy in force is paid.

                              THE GENERAL ACCOUNT

   The general account of John Hancock USA consists of all assets owned by us other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.

   By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

   You may allocate net premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. John Hancock USA will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

   Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

  .   the portion of the net premiums allocated to it; plus

  .   any amounts transferred to it; plus

  .   interest credited to it; less

  .   any charges deducted from it; less

  .   any partial withdrawals from it; less

  .   any amounts transferred from it.

   Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.

                        OTHER PROVISIONS OF THE POLICY

Policyowner Rights

   Unless otherwise restricted by a separate agreement, you may:

  .   Vary the premiums paid under the Policy.

  .   Change the Death Benefit Option.

  .   Change the premium allocation for future premiums.

  .   Transfer amounts between sub-accounts.

  .   Take loans and/or partial withdrawals.

  .   Surrender the contract.

  .   Transfer ownership to a new owner.

  . Name a contingent owner that will automatically become owner if you die before the life insured.

  .   Change or revoke a contingent owner.

  .   Change or revoke a beneficiary.

   Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at the Service Office. We assume no responsibility for the validity or effects of any assignment.

Beneficiary

   You may appoint one or more beneficiaries of the Policy by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the life insured's lifetime by giving written notice in a form satisfactory to us. If the life insured dies and there is no surviving beneficiary, you, or your estate if you are the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

Incontestability

   We will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date stated in the Policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the life insured's lifetime for two years. If a Policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.

Misstatement of Age or Sex

   If the life insured's stated age or sex or both in the Policy are incorrect, we will change the Face Amount so that the Death Benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

   If the life insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the Policy (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the life insured should die by suicide within two years after a Face Amount increase, the Death Benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived.

Supplementary Benefits

   Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including the FTIO Rider (see "Death Benefits -- Flexible Term Insurance Option Rider") and, in the case of a Policy owned by a corporation or other similar entity, a benefit permitting a change in the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of FTIO Rider (see "Charges and Deductions -- Monthly Deductions").

                          TAX TREATMENT OF THE POLICY

   The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. John Hancock USA does not make any guarantee regarding the tax status of any Policy or any transaction regarding the Policy.

   The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

   John Hancock USA is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits or deductions will not adversely affect or benefit the Separate Account. We do not anticipate that it will be subject to federal, state, or local tax on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

Life Insurance Qualification

   There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

  . The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

  . The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

  . The Policy must be a valid life insurance contract under applicable state law.

  . The policyholder must not possess "incidents of ownership" in the assets of the Separate Account.

   These four items are discussed in detail below.

   Definition of Life Insurance. Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the contract, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

   With respect to a Policy which is issued on the basis of a standard rate class, we believe (largely in reliance on IRS Notices 88-128 and 2004-61 and the proposed mortality charge regulations under Section 7702, issued on July 5,
1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

   With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyholder pays the full amount of premiums permitted under the Policy.

   The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of
Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

   If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

   Diversification. Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how each Porfolio's assets are to be invested. We believe that the Separate Account will thus meet the diversification requirement, and we will monitor continued compliance with the requirement.

   State Law. A Policy must qualify as a valid life insurance contract under applicable state laws. State regulations require that the policyholder have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

   Investor Control. In certain circumstances, owners of variable life insurance policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyholder's gross income. The IRS has stated in published rulings that a variable policyholder will be considered the owner of separate account assets if the policyholder possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyholder), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

   The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets. For example, the Policy has many more portfolios to which policyholders may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards may be set forth, if any, in future regulations or rulings. We therefore reserve the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Treatment of Policy Benefits

   The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes. We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes.

   Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit Option, a policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyholder or beneficiary.

   Death Benefit. The death benefit under the Policy should be generally excludible from the gross income of the beneficiary under Section 101(a)(1) of the Code. A transfer of the Policy for valuable consideration, however, may cause a portion of the death benefit to be taxable (See "Other Transactions" below).

   Cash Values. Generally, the policyholder will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

   Investment in the Policy. Investment in the Policy means:

  . the aggregate amount of any premiums or other consideration paid for the Policy; minus

  . the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyholder (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract or "MEC," to the extent such amount has been excluded from gross income, will be disregarded); plus

  . the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyholder.

   The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

   Surrender or Lapse. Upon a complete surrender or lapse of a Policy or when benefits are paid at a policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

   If at the time of lapse, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

   Distributions. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

   Distributions from non-MECs. A distribution from a non-MEC is generally treated as a tax-free recovery by the policyholder of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyholder.

   Force Outs. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyholder in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

   Distributions from MECs. Policies classified as MECs will be subject to the following tax rules:

  . First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

  . Second, loans taken from or secured by such a Policy and assignments and pledges of any part of its value are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

  . Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan:

     .   is made on or after the policyholder attains age 59 1/2;

     .   is attributable to the policyholder becoming disabled; or

     . is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyholder or the joint lives (or joint life expectancies) of the policyholder and the policyholder's beneficiary.

   These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

   Definition of Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

   In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the Policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

   The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyholder should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

   Material Changes. A Policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the Policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

   Reductions in Face Amount. If there is a reduction in benefits during the first seven policy years, the seven-pay premium limit is recalculated as if the Policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by us to provide a payment schedule that will not violate the seven pay test.

   Exchanges. A life insurance contract received in exchange for a MEC will also be treated as a MEC.

   Processing of Premiums. If a premium, which would cause the Policy to become a MEC, is received within 23 days of the next Policy Anniversary, we will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next Policy Anniversary, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium will be refunded to the policyholder). The policyholder will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. (If the policyholder does not respond, the premium and interest will be applied as described above).

   If a premium, which would cause the Policy to become a MEC, is received more than 23 days prior to the next Policy Anniversary, we will refund any excess premium to the policyholder. The portion of the premium which is not excess will be applied as of the date received. The policyholder will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

   Multiple Policies. All MEC's that are issued by a Company (or its affiliates) to the same policyholder during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under
Section 72(e) of the Code.

   Policy Loan Interest. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceeds $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

   Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

   The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies issued after June 8, 1997 bear to the sum of such average unborrowed cash values and the average adjusted bases for all other assets of the taxpayer.

   If the policyholder is an individual, and if the taxpayer is a business and is not the policyholder, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

   Policy Exchanges. A policyholder generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured and issued by us or another insurance company, except to the extent that the policyholder receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyholder's Investment in the Policy.

   Other Transactions. A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the life insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

   Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyholder and beneficiary.

Alternate Minimum Tax

   Corporate owners may be subject to Alternate Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

Income Tax Reporting

   In certain employer-sponsored life insurance arrangements, including equity split-dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

  .   the value each year of the life insurance protection provided;

  .   an amount equal to any employer-paid premiums;

  .   income equal to imputed interest on deemed employer loan; or

  . some or all of the amount by which the current value exceeds the employer's interest in the Policy.

   Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

                               OTHER INFORMATION

Payment of Proceeds

   As long as the Policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at the Service Office of all the documents required for such a payment. We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted
(iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

Reports to Policyholders

   Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:

  .   the amount of Death Benefit;

  . the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

  . the value of the units in each Investment Account to which the Policy Value is allocated;

  .   the Policy Debt and any loan interest charged since the last report;

  . the premiums paid and other Policy transactions made during the period since the last report; and

  .   any other information required by law.

   You will also be sent an annual and a semi-annual report for the Portfolios, which will include a list of the securities, held in each Portfolio as required by the 1940 Act.

Distribution of Policies

   John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer.
JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliates Essex National Securities, Inc. and Signator Investors, Inc.

   Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy. (See "Charges and Deductions.")

   A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to policies that have already been purchased.

   Standard Compensation. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 15% of the target premium paid in policy year 1, 9.0% of target premium in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

   Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker-dealers may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and is affiliates may contribute to, as well as sponsor, various educational programs, sales contests, and/or other promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash or other rewards.

   These arrangements will not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

   Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable policies or contracts. These compensation arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. As a result, registered representatives may be motivated to sell the policies of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy.

Responsibilities of John Hancock USA

   John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the Policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the Policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the Policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

   Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

Voting Rights

   As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the Policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

   The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

   John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.

Substitution of Portfolio Shares

   It is possible that in the judgment of the management of John Hancock USA, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

   John Hancock USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company,
(iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

   The Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339.

   All records and accounts relating to the Separate Account and the Portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided the Company or by McCamish Systems on behalf of us.

State Regulation

   John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

   John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Further Information

   A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

   For further information you may also contact John Hancock USA's Home Office, the address and telephone number of which are on the last page of the prospectus.

Financial Statements

   The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information.

                            APPENDIX A: DEFINITIONS

   Annual Premium Target: is an amount set forth in the Policy that limits the amount of premium attributable to a Coverage Amount in Surrender Charge or Sales Load calculations.

   Attained Age: is the Issue Age of the life insured plus the number of completed Policy Years.

   Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

   Case: is a group of Policies insuring individual lives with common employment or other relationship, independent of the Policies.

   Cash Surrender Value: is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.

   Coverage Amount: is an amount of insurance coverage under the Policy with a distinct effective date. The Face Amount of the Policy at any time is the sum of the Coverage Amounts in effect.

   Coverage Year: is a one-year period beginning on a Coverage Amount's effective date and on each anniversary of this date. For Coverage Amounts in effect on the Policy's Effective Date, the Coverage Year is the same as the Policy Year.

   Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.

   Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.

   Issue Age: is the life insured's age on the birthday closest to the Policy Date.

   Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.

   Minimum Initial Premium: is the sum of the Monthly Deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.

   Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

   Net Policy Value: is the Policy Value less the value in the Loan Account.

   Net Premium: is the premium paid less the Premium Load and Sales Load.

   Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first Monthly Deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.

   Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.

   Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

   Service Office: is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, or such other address as we specify to you by written notice.

   The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

   Additional information about the Policy is also contained in the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The SAI is incorporated by reference into this Prospectus. The SAI is available upon request, without charge, by calling the following toll-free number: (800) 387-2747. This toll-free number may also be used to request other information about the Policy and to make contract owner inquiries.

                    Home Office:         Service Office Mailing
                                                Address:
                 John Hancock Life         John Hancock Life
                  Insurance Company        Insurance Company
                       (U.S.A.)                 (U.S.A.)
              38500 N. Woodward Avenue   200 Bloor Street East
                 Bloomfield Hills,      Toronto, Ontario, Canada
                    Michigan 48304              M4W 1E5

   Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at
(202) 942-8090. Reports and other information about the Policy are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102.


The Registrant's Investment Company and 1933 Act File Numbers are 811-5130 and 333-100567, respectively.

                      Statement of Additional Information

                               dated May 1, 2005

                 John Hancock Life Insurance Company (U.S.A.)
                              Separate Account N

                                      of

                 John Hancock Life Insurance Company (U.S.A.)

                               FLEXIBLE PREMIUM

                        VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Service Office, 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 or telephoning (800) 387-2747.

                               TABLE OF CONTENTS

             GENERAL INFORMATION AND HISTORY.................. 2
             SERVICES......................................... 2
                Independent Registered Public Accounting Firm. 2
                Principal Underwriter/Distributor............. 2
             ADDITIONAL INFORMATION ABOUT CHARGES............. 3
                Reduction in Charges.......................... 3
             AUDITED FINANCIAL STATEMENTS..................... F-1

                 John Hancock Life Insurance Company (U.S.A.)
                             38500 Woodward Avenue
                       Bloomfield Hills, Michigan 48304
                                   663-3000

CVUL03 SAI 5/05

                        GENERAL INFORMATION AND HISTORY

   John Hancock Life Insurance Company (U.S.A.) Separate Account N (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) is a separate investment account of John Hancock Life Insurance Company (U.S.A.) ("we," "us," "the Company", "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial.

   The Separate Account has been established under Michigan law as a separate account of John Hancock USA. The Separate Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

   Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   SERVICES

Independent Registered Public Accounting Firm

   The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Separate Account N of John Hancock Life Insurance Company (U.S.A.) at December 31, 2004, and for each of the two years in the periods ended December 31, 2004 and 2003, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter/Distributor

   John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers include our affiliates Essex National Securities, Inc. and Signator Investors, Inc.

   The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2004, 2003 and 2002 was $403,619,081, $293,120,491, and
$275,138,774, respectively. JH Distributors did not retain any of these amounts during such periods.

   Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 15% of the target premium paid in policy year 1, 9.0% of target premium in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

   The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy.

   Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

  . Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

  . Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

  . Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
   Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our policies sold by registered representatives of Essex National Securities, Inc. on bank premises.

                     ADDITIONAL INFORMATION ABOUT CHARGES

   A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information . This information is then used to determine the cost of insurance charge.

Reduction in Charges

   The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
The Manufacturers Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we do not express such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

Boston, Massachusetts
March 25, 2005

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                              As at December 31
                                                              -----------------
                                                               2004     2003
                                                              -------  -------
                                                              ($US millions)
  Assets
  Investments (Note 3):
  Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2004 $10,396; 2003 $9,827) $11,188  $10,653
   Equity (cost: 2004 $382; 2003 $401).......................     466      475
   Mortgage loans............................................   2,367    2,187
  Real estate................................................   1,450    1,259
  Policy loans...............................................   2,681    2,532
  Short-term investments.....................................     436      564
                                                              -------  -------
   Total Investments.........................................  18,588   17,670
  Cash and cash equivalents..................................   1,482      972
  Deferred acquisition costs (Note 5)........................   3,448    2,939
  Deferred sales inducements (Note 5)........................     228      215
  Due from affiliates........................................   2,350    2,330
  Amounts recoverable from reinsurers........................     968    1,140
  Other assets (Goodwill: 2004 -- $62; 2003 -- $62)..........   1,101      717
  Separate account assets....................................  57,103   43,694
                                                              -------  -------
   Total Assets.............................................. $85,268  $69,677
                                                              =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                        As at December 31
                                                        -----------------
                                                         2004     2003
                                                        -------  -------
                                                        ($US millions)
        Liabilities, Capital and Surplus
        Liabilities:
        Policyholder liabilities and accruals.......... $21,427  $20,428
        Net deferred tax liabilities (Note 6)..........     569      426
        Due to affiliate...............................     420      289
        Other liabilities..............................   1,830    1,265
        Separate account liabilities...................  57,103   43,694
                                                        -------  -------
         Total Liabilities.............................  81,349   66,102
        Capital and Surplus:
        Capital stock (Note 8).........................       5        5
        Retained earnings..............................   3,086    2,777
        Accumulated other comprehensive income (Note 4)     828      793
         Total Capital and Surplus.....................   3,919    3,575
                                                        -------  -------
         Total Liabilities, Capital and Surplus........ $85,268  $69,677
                                                        =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                        For the Years Ended December 31
                                                                        ------------------------------
                                                                         2004       2003      2002
                                                                          ------    ------    ------
                                                                           ($US millions)
Revenue:
Premiums............................................................... $  943     $  955    $1,002
Fee income.............................................................  1,369      1,107       930
Net investment income..................................................  1,148      1,174     1,157
Net realized investment gains (losses) (Note 13).......................    285        160      (222)
Other (Note 13)........................................................      5          5         4
                                                                          ------    ------    ------
 Total revenue.........................................................  3,750      3,401     2,871
Benefits and expenses:
Policyholder benefits and claims.......................................  1,687      1,829     1,606
Operating expenses and commissions.....................................    715        654       575
Amortization of deferred acquisition costs.............................    358        227        92
Interest expense.......................................................     22         46        42
Policyholder dividends.................................................    389        377       370
                                                                          ------    ------    ------
 Total benefits and expenses...........................................  3,171      3,133     2,685
                                                                          ------    ------    ------
Operating income before income taxes and change in accounting principle    579        268       186
                                                                          ------    ------    ------
Income tax expense.....................................................    168         77        31
                                                                          ------    ------    ------
Income after income taxes and before change in accounting principle....    411        191       155
                                                                          ------    ------    ------
Change in accounting principle.........................................     48         --        --
                                                                          ------    ------    ------
Net income............................................................. $  459     $  191    $  155
                                                                          ======    ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                     For the Years Ended December 31
                                -----------------------------------------
                                                  Accumulated
                                                     Other        Total
                                Capital Retained Comprehensive Capital and
                                 Stock  Earnings    Income       Surplus
     -                          ------- -------- ------------- -----------
                                              ($US millions)
     Balance, December 31, 2001   $ 5    $2,511      $153        $2,669
     Comprehensive income......    --       155       358           513
                                  ---    ------      ----        ------
     Balance, December 31, 2002   $ 5    $2,666      $511        $3,182
                                  ===    ======      ====        ======
     Comprehensive income......    --       191       282           473
     Dividend to shareholder...    --       (80)       --           (80)
                                  ---    ------      ----        ------
     Balance, December 31, 2003   $ 5    $2,777      $793        $3,575
                                  ===    ======      ====        ======
     Comprehensive income......    --       459        35           494
     Dividend to shareholder...    --      (150)       --          (150)
                                  ---    ------      ----        ------
     Balance, December 31, 2004   $ 5    $3,086      $828        $3,919
                                  ===    ======      ====        ======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                 For the Years Ended December 31
-                                                                ------------------------------
                                                                   2004       2003       2002
-                                                                 -------    -------   -------
                                                                       ($US millions)
Operating activities:
 Operating cash inflows:
 Premiums....................................................... $   940    $   972    $ 1,018
 Fee income.....................................................   1,369      1,168        981
 Net investment income..........................................   1,154      1,229      1,153
 Other..........................................................       5         11          4
                                                                  -------    -------   -------
   Total operating cash inflows.................................   3,468      3,380      3,156
Operating cash outflows:
 Benefit payments...............................................   1,166      1,495      1,480
 Insurance expenses and taxes...................................   1,656      1,237      1,180
 Dividends paid to policyholders................................     389        373        358
 Change in other assets and other liabilities...................    (130)      (288)      (422)
                                                                  -------    -------   -------
   Total operating cash outflows................................   3,081      2,817      2,596
                                                                  -------    -------   -------
   Net cash provided by operating activities....................     387        563        560
Investing activities:
 Fixed-maturity securities sold, matured or repaid..............   9,218     11,223      8,634
 Fixed-maturity securities purchased............................  (9,277)    (9,715)    (9,082)
 Equity securities sold.........................................     209        530         34
 Equity securities purchased....................................    (159)      (166)      (214)
 Mortgage loans advanced........................................    (481)      (564)      (432)
 Mortgage loans repaid..........................................     335        307        186
 Real estate sold...............................................       3         --          1
 Real estate purchased..........................................    (212)      (197)       (60)
 Policy loans advanced, net.....................................    (149)      (163)      (143)
 Short-term investments, net....................................    (170)      (262)       (41)
 Other investments, net.........................................      --         10         (4)
                                                                  -------    -------   -------
   Net cash (used in) provided by investing activities..........    (683)     1,003     (1,121)
Financing activities:
 Deposits and interest credited to policyholder account balances   1,836      1,877      1,778
 Withdrawals from policyholder account balances.................  (1,327)    (1,392)    (1,342)
 Unearned revenue...............................................     120         85        168
 Amounts due (from) to affiliates, net..........................     155     (1,516)       101
 Principal repayment of amounts due to affiliates and parent....      --       (416)      (211)
 Net reinsurance recoverable....................................     172        132        243
 Dividend paid to shareholder...................................    (150)       (80)        --
 Repaid funds...................................................      --         (2)        (2)
                                                                  -------    -------   -------
 Net cash provided by (used in) financing activities............     806     (1,312)       735
 Increase in cash and cash equivalents during the year..........     510        254        174
                                                                  -------    -------   -------
 Cash and cash equivalents at beginning of year.................     972        718        544
                                                                  -------    -------   -------
 Balance, end of year........................................... $ 1,482    $   972    $   718
                                                                  =======    =======   =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                                                    For the Years Ended December 31
                                                                                    ------------------------------
                                                                                     2004       2003       2002
-                                                                                     -----      -----     -----
                                                                                       ($US millions)
Reconciliation of net income to net cash provided by operating activities:
 Net income........................................................................ $ 459      $ 191      $ 155
 Adjustments to reconcile net income to net cash provided by operating activities
   Net realized (gains) losses.....................................................  (285)      (160)       222
   Net depreciation, amortization of bond premium or discount and other investment
     related items.................................................................     3         55         (5)
   Addition to policyholder liabilities and accruals...............................   517        417        104
   Deferral of acquisition costs...................................................  (901)      (648)      (567)
   Amortization of deferred acquisition costs......................................   358        227         92
   Increase in deferred tax liability, net.........................................   128        143         83
   Interest expense................................................................    22         46         42
   Policyholder dividends..........................................................     4          4         12
   Change in accounting principle..................................................   (48)        --         --
   Change in other assets and other liabilities....................................   130        288        422
                                                                                      -----      -----     -----
 Net cash provided by operating activities......................................... $ 387      $ 563      $ 560
                                                                                      =====      =====     =====

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          December 31, 2004 and 2003

                                ($US millions)

1. Organization and Basis of Presentation

The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

As a result of the merger between MFC and John Hancock Financial Services Inc., ManUSA changed its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005.

ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2. Significant Accounting Policies

a) Recent Accounting Standards

Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133 Implementation Issue No. 36 -- "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on the consolidated financial position, results of operations, or cash flows.

Statement of Position 03-1 -- "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004.

These consolidated financial statements reflect the adoption of SOP 03-1 and resulted in the following adjustments:

                                                              As at January 1, 2004
                                                              ---------------------
Assets
 Increase in deferred acquisition costs......................         $ 14
Liabilities
 Decrease in policyholder liabilities and accruals...........          (62)
 Increase in unearned revenue liability......................            2
 Increase in deferred income tax liabilities.................           26

                                                               Twelve months ended
                                                                December 31, 2004
                                                              ---------------------
Cumulative effect of accounting change recorded in net income         $ 48

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


SFAS No. 123 (revised 2004) -- Share Based Payment

In December 2004, FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its parent granted to its employees and expects to continue to use this model upon anticipated adoption of SFAS No. 123(R), on July 1, 2005.

Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

FASB Staff Position 106-2-- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003

In May 2004, the FASB issued FASB Staff Position 106-2-- "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003" (FSP 106-2). In accordance with FSP 106-2, the Company recorded a $1 decrease in net periodic post-retirement benefit costs for the period January to December, 2004.

On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverages beginning in 2006. There are two broad groups of retirees receiving employer-subsidized prescription drug benefits at the Company. The first group, those who retired prior to January 1, 1992, receives a subsidy of between 90% and 100% of total cost. Since this subsidy level will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for pre-1992 retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability. With respect to the second group, those who retired on or after January 1, 1992, the employer subsidy on prescription drug benefits is capped and currently provides as low as 25% of the total cost. Since final authoritative accounting guidance has not yet been issued on determining whether a benefit meets the actuarial criteria for qualifying drug coverage, the Company has deferred recognition as permitted by FSP 106-2 for this group. The final accounting guidance could require changes to previously reported information.

FASB Interpretation 46 (revised December 2003)-- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51", ("FIN 46R") which clarifies the consolidation accounting guidance of Accounting Research Bulletin No.51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interest are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under the new guidance.

b) Investments

The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

Policy loans are reported at aggregate unpaid balances, which approximates fair value.

Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


c) Derivatives

All derivative instruments are reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $17 after tax, included in other comprehensive income as at December 31, 2004, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

d) Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

e) Deferred Acquisition Costs ("DAC")

Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

f) Policyholder Liabilities and Accruals

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2004, participating insurance expressed as a percentage of gross actuarial reserves and account value was 46.5%.

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2004, $9,527 (2003 - $9,315) of policyholder liabilities and accruals related to the participating policyholders' account were included in the closed block.

ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as of December 31, 2004.

g) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

h) Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


i) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

j) Reinsurance

The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

k) Stock-Based Compensation

Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of ManUSA.

l) Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC. and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


m) Foreign Exchange Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the consolidated balance sheet date. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

n) Comparative Figures

Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

o) Use of Estimates

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The Company made adjustments to the amortized costs of its fixed-maturities and equity securities by recognizing $8 (2003 --$53; 2002 -- $177) in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3. Investments and Investment Income

a) Fixed-Maturity and Equity Securities

At December 31, 2004, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                 Gross       Gross
                                  Amortized    Unrealized Unrealized       Fair
                                     Cost        Gains      Losses         Value
                                -------------- ---------  ----------  ---------------
As of December 31                2004    2003  2004  2003 2004  2003   2004    2003
-----------------               ------- ------ ----  ---- ----  ----  ------- -------
Fixed-maturity securities:
U.S. government................ $ 3,308 $2,536 $111  $ 64 $ (8) $(18) $ 3,411 $ 2,582
Foreign governments............   1,063  1,108  203   202   --    (3)   1,266   1,307
Corporate......................   5,882  5,933  494   589  (14)  (23)   6,362   6,499
Asset-backed...................     143    250    7    18   (1)   (3)     149     265
                                ------- ------ ----  ---- ----  ----  ------- -------
Total fixed-maturity securities $10,396 $9,827 $815  $873 $(23) $(47) $11,188 $10,653
                                ======= ====== ====  ==== ====  ====  ======= =======
Equity securities.............. $   382 $  401 $ 91  $ 83 $ (7) $ (9) $   466 $   475
                                ======= ====== ====  ==== ====  ====  ======= =======

Proceeds from sales of fixed-maturity securities during 2004 were $8,860 (2003 -- $10,986; 2002 -- $8,481). Gross gains and losses of $252 and $123 respectively, were realized on those sales (2003 -- $251 and $122 respectively; 2002 -- $218 and $154 respectively). In addition during 2004, other-than-temporary impairments of nil (2003 -- $10; 2002 -- $109) were recognized in income.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

3. Investments and Investment Income -- (continued)


Proceeds from the sale of equity securities during 2004 were $209 (2003 -- $530; 2002 -- $34). Gross gains and losses of $35 and $28 respectively, were realized on those sales (2003 -- $181 and $147 respectively; 2002 -- $48 and $84 respectively). In addition during 2004, other-than-temporary impairments of $10 (2003 -- $51; 2002 -- $135) were recognized in income.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

At December 31, 2004, there were 114 (2003 -- 323) fixed-income securities that have a gross unrealized loss of $23 (2003 -- $47) of which the single largest unrealized loss was $2 (2003 -- $7). The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

At December 31, 2004, there were 69 (2003 -- 78) equity securities that have a gross unrealized loss of $7 (2003 -- $9) of which the single largest unrealized loss was $2 (2003 -- $2). The Company anticipates that these equity securities will recover in value.

The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below:

                                                                 Amortized  Fair
As of December 31, 2004                                            cost     Value
-----------------------                                          --------- -------
Fixed-maturity securities, excluding mortgage-backed securities:
One year or less................................................  $   335  $   347
Greater than 1; up to 5 years...................................    1,639    1,686
Greater than 5; up to 10 years..................................    2,868    3,023
Due after 10 years..............................................    5,411    5,983
Asset - backed securities.......................................      143      149
                                                                  -------  -------
   Total fixed-maturity securities..............................  $10,396  $11,188
                                                                  =======  =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b) Mortgage Loans

Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                       As of December 31      2004  2003
                       -----------------      ----  ----
                       Impaired loans........ $ 83  $90
                                              ====  ===
                       Allowance, January 1.. $ 31  $36
                       Deductions............  (23)  (5)
                                              ----  ---
                       Allowance, December 31 $  8  $31
                                              ====  ===

All impaired mortgage loans have been provided for and no interest is accrued on impaired loans.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

3. Investments and Investment Income -- (continued)


c) Investment Income

Income by type of investment was as follows:

                                         For the Years Ended December 31
                                         ------------------------------
                                          2004       2003       2002
                                          ------     ------     ------
               Fixed-maturity securities $  692     $  737     $  729
               Equity securities........     16         12         11
               Mortgage loans...........    155        149        139
               Investment real estate...     86         86         88
               Other investments........    230        228        228
                                          ------     ------     ------
               Gross investment income..  1,179      1,212      1,195
               Investment expenses......    (31)       (38)       (38)
                                          ------     ------     ------
               Net investment income.... $1,148     $1,174     $1,157
                                          ======     ======     ======

d) Significant Equity Interests

ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

As of December 31, 2004, the total assets for Flex I were $290 (2003 -- $296 for Flex I; 2002 -- $306 for Flex I and $87 for Flex II), with total liabilities amounting to $230 (2003 -- $237 for Flex I; 2002 -- $248 for Flex I and $77 for Flex II). For the year ended December 31, 2004, total net loss amounted to $3 (2003 -- $5 for Flex I; 2002 -- $3 for Flex I and $4 for Flex
II).

e) Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2004, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $2,579 and $2,645 respectively (2003 -- $667 and $642 respectively).

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

4. Comprehensive Income


a) Total comprehensive income was as follows:

                                                                                For the Years Ended December 31
                                                                                -------------------------------
                                                                                2004       2003      2002
                                                                                ----       ----      ----
Net income..................................................................... $459       $191      $155
Other comprehensive income, net of DAC, deferred income taxes and other amounts required to satisfy policyholder liabilities:
 Unrealized holding gains arising during the year..............................  118        209       269
 Minimum pension asset (liability).............................................   (1)        24       (25)
 Foreign currency translation..................................................   57        131        44
 Less:
 Reclassification adjustment for realized gains (losses) included in net income  139         82       (70)
                                                                                  ----       ----      ----
Other comprehensive income.....................................................   35        282       358
                                                                                  ----       ----      ----
Comprehensive income........................................................... $494       $473      $513
                                                                                  ====       ====      ====

Other comprehensive income is reported net of tax (benefit) expense of $(11), $81, and $169 for 2004, 2003 and 2002, respectively.

b) Accumulated other comprehensive income is comprised of the following:

               As of December 31                      2004  2003
               -----------------                      ----  ----
               Unrealized gains :
                Beginning balance.................... $640  $512
                Current period change................  (21)  128
                                                      ----  ----
                Ending balance....................... $619  $640
                                                      ----  ----
               Minimum pension liability:
                Beginning balance.................... $ (3) $(28)
                Current period change................   (1)   25
                                                      ----  ----
                Ending balance....................... $ (4) $ (3)
                                                      ----  ----
               Foreign currency:
                Beginning balance.................... $156  $ 27
                Current period change................   57   129
                                                      ----  ----
                Ending balance....................... $213  $156
                                                      ----  ----
               Accumulated other comprehensive income $828  $793
                                                      ====  ====

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

4. Comprehensive Income -- (continued)


c) Unrealized Gains on Securities Available-for-Sale

Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

As at December 31                                                   2004    2003
-----------------                                                  ------  ------
Gross unrealized gains............................................ $1,355  $1,385
Gross unrealized losses...........................................    (56)    (56)
DAC and other amounts required to satisfy policyholder liabilities   (349)   (345)
Deferred income taxes.............................................   (331)   (344)
                                                                   ------  ------
Net unrealized gains on securities available-for-sale............. $  619  $  640
                                                                   ======  ======

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC/DSI were as follows:

                                                                For the Years Ended
                                                                  December 31
                                                                ------------------
                                                                 2004      2003
                                                                 ------    ------
Balance, January 1............................................. $3,154    $2,731
Capitalization.................................................    847       651
Amortization...................................................   (358)     (227)
Change in accounting principle (Note 2 a)......................     14        --
Effect of net unrealized gains on securities available-for-sale     19        (1)
                                                                 ------    ------
Balance, December 31........................................... $3,676    $3,154
                                                                 ======    ======

6. Income Taxes

The components of income tax expense were as follows:

                                             For the Years Ended
                                               December 31
                                             ------------------
                                             2004  2003   2002
                                             ----  ----   ----
                   Current expense (benefit) $ 40  $(66)  $(52)
                   Deferred expense.........  128   143     83
                                             ----  ----   ----
                   Total expense............ $168  $ 77   $ 31
                                             ====  ====   ====

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

6. Income Taxes -- (continued)


Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets (liabilities) were as follows:

                                                         For the Years Ended
                                                           December 31
                                                         ------------------
                                                          2004      2003
                                                          ------    ------
       Deferred tax assets:
       Differences in computing policy reserves......... $  704    $  598
       Investments......................................     --         1
       Policyholder dividends payable...................     --        11
       Net operating loss...............................     69       178
       Other deferred tax assets........................    113        34
                                                          ------    ------
        Deferred tax assets.............................    886       822
                                                          ------    ------
       Deferred tax liabilities:
       Deferred acquisition costs.......................    735       672
       Unrealized gains on securities available-for-sale    465       472
       Premiums receivable..............................     23        25
       Investments......................................    229        58
       Other deferred tax liabilities...................      3        21
                                                          ------    ------
        Deferred tax liabilities........................  1,455     1,248
                                                          ------    ------
        Net deferred tax liabilities.................... $ (569)   $ (426)
                                                          ======    ======

At December 31, 2004, the Company has operating loss carry forwards of $198 that will begin to expire in 2016, and $4 of tax credits with no expiry limitation. At December 31, 2003 and December 31, 2002, the Company had operating loss carry forwards of $508 and $612, respectively, and $3.4 and $1.4, respectively, of tax credits.

7. Notes Payable to Parent

On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to Manufacturers Investment Corporation ("MIC").

On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 and $32 for 2003 and 2002, respectively. No amount was owed to MIC as of December 31, 2004.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

8. Capital and Surplus


Capital stock is comprised of the following:

                                                          2004 2003
                                                          ---- ----
            Authorized:
             50,000,000 Preferred shares, Par value $1.00  --   --
             50,000,000 Common shares, Par value $1.00...  --   --
            Issued and outstanding:
             100,000 Preferred shares....................  --   --
             4,728,934 Common shares..................... $ 5  $ 5

ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

                                                         US Statutory Basis
                                                         ------------------
   For the Years Ended December 31                        2004  2003  2002
   -------------------------------                       ------ ---- ------
   The Manufacturers Life Insurance Company (U.S.A.):
    Net income (loss)................................... $  304 $289 $ (396)
    Net capital and surplus.............................  1,165  954  1,078
   The Manufacturers Life Insurance Company of New York:
    Net income (loss)................................... $   21 $  2 $  (26)
    Net capital and surplus.............................     51   52     52

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

As at December 31, 2004, assets in the amount of $6.7 (2003 -- $6.7) were on deposit with government authorities or trustees as required by law.

9. Pension and Other Post-Employment Benefits

a) Employee Retirement Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Plan was $78 (2003 -- $76), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). The fair value of the Plan assets totaled $74 (2003 -- $71).

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Supplemental Plan was $28 (2003 -- $26), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%).

b) 401(k) Plan

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2004 (2003 -- $2).

c) Post-retirement Benefit Plan

In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2004, the benefit obligation of the postretirement benefit plan was $30 (2003 -- $29), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). This plan is unfunded. Post-retirement benefit plan expenses for 2004 were $3 (2003 -- $2).

d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

Pension plans based in the United States require annual valuations, with the most recent valuations performed as at January 1, 2004.

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                               Post-
                                                                Employee    retirement
                                                               Retirement     Benefit
                                                                  Plans        Plan
                                                              ------------  ----------
As of December 31                                              2004   2003  2004  2003
-----------------                                             -----  -----  ----  ----
Change in benefit obligation
Benefit obligation at beginning of year...................... $(102) $ (90) $(29) $(23)
Service cost.................................................    (5)    (5)   (1)   (1)
Interest cost................................................    (6)    (6)   (2)   (2)
Actuarial loss...............................................    --     (8)   (1)   (4)
Impact of Medicare...........................................   N/A    N/A     1    --
Benefits paid................................................     7      7     2     1
                                                              -----  -----  ----  ----
Benefit obligation at end of year............................ $(106) $(102) $(30) $(29)
                                                              -----  -----  ----  ----
Change in plan assets
Fair value of plan assets at beginning of year............... $  71  $  60  $ --  $ --
Actual return on plan assets.................................     9     16    --    --
Employer contribution........................................     1      2     1     1
Benefits paid................................................    (7)    (7)   (1)   (1)
                                                              -----  -----  ----  ----
Fair value of plan assets at end of year..................... $  74  $  71  $ --  $ --
                                                              -----  -----  ----  ----
Funded status................................................ $ (32) $ (31) $(30) $(29)
Unrecognized transition asset................................    --     (1)   --    --
Unrecognized actuarial loss (gain)...........................    45     50    (6)   (6)
Unrecognized prior service cost..............................     3      3    --    --
                                                              -----  -----  ----  ----
Net amount recognized........................................ $  16  $  21  $(36) $(35)
                                                              -----  -----  ----  ----
Amounts recognized in consolidated balance sheets consist of:
 Prepaid benefit cost........................................ $  36  $  39  $ --  $ --
 Accrued benefit liability...................................   (26)   (24)  (37)  (35)
 Intangible asset............................................     1      1    --    --
 Accumulated other comprehensive income......................     6      5    --    --
                                                              -----  -----  ----  ----
Net amount recognized........................................ $  17  $  21  $(37) $(35)
                                                              =====  =====  ====  ====

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


                                             Employee   Post-retirement
                                            Retirement    Benefit
                                               Plans       Plan
                                            ----------  --------------
             As of December 31              2004  2003  2004    2003
             -----------------              ----  ----  ----    ----
             Weighted average assumptions
             Discount rate................. 5.75% 6.00% 5.75%   6.00%
             Expected return on plan assets 8.25% 8.25%  N/A     N/A
             Rate of compensation increase. 4.00% 5.00% 4.00%   5.00%
             Cost-of-living increase....... 3.00% 3.00%  N/A     N/A

On December 31, 2004, the accrued post-retirement benefit plan obligation was $30. The post-retirement benefit obligation for eligible active employees was $5. The amount of the post-retirement benefit obligation for ineligible active employees was $11. For measurement purposes as of December 31, 2004, a 10.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5% in 2016 and will remain at that level thereafter.

                                                           Employee   Post-retirement
                                                           Retirement  Benefit
                                                             Plans      Plan
                                                           --------   --------------
  As of December 31                                        2004  2003 2004    2003
  -----------------                                        ----  ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost............................................ $ 5   $ 5  $ 1     $ 1
  Interest cost...........................................   6     6    2       2
  Expected return on plan assets..........................  (6)   (7)  --      --
  Amortization of net transition obligation...............  (1)   (3)  --      --
  Recognized actuarial loss (gain)........................   3     2   --      (1)
                                                           ---   ---  ---     ---
  Net Periodic Benefit Cost............................... $ 7   $ 3  $ 3     $ 2
                                                           ===   ===  ===     ===

For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $28, $26, and nil respectively as of December 31, 2004 and $26, $24, and nil respectively as of December 31, 2003.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2004 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation...........       $5                $(4)

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


No contributions are anticipated during the next 5 years and the expected benefit payments for the next 5 years are as follows:

                                 Expected Pension &
                               Other Benefit Payments
                               ----------------------
                          2005           $8
                          2006           $8
                          2007           $8
                          2008           $9
                          2009           $9


e) Plan Assets

The weighted average assets for the Company's U.S. Cash Balance Plan at December 31, 2004, and December 31, 2003, by asset category are as follows:

                                            Plan Assets
                                            ----------
                          As of December 31 2004  2003
                          ----------------- ----  ----
                          Equity securities  63%   66%
                          Debt securities..  33%   29%
                          Real estate......   4%    5%
                          Other............   0%    0%
                                            ---   ---
                          Total............ 100%  100%
                                            ===   ===

The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages include a 40% to 80% range for equity securities with a target allocation of 67% and a range of 20% to 60% for debt securities with a target allocation of 33%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

Overall Guidelines

  . No more than 5% of the market value of the total assets can be invested in any one company's securities.

  . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

  . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

  . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

  . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the employee Retirement Income Security Act are prohibited.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


  . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

10. Stock based compensation

There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

Details of outstanding options relating to the employees of ManUSA are as follows:

                                        For the Years Ended December 31
                                   -----------------------------------------
                                           2004                 2003
                                   -------------------- --------------------
                                               Weighted             Weighted
                                               average              average
                                    Number of  exercise  Number of  exercise
                                     options    price     options    price
                                   (thousands)  (Cdn.)  (thousands)  (Cdn.)
                                   ----------- -------- ----------- --------
    Outstanding, January 1........    2,235     $38.82     2,110     $40.37
    Granted.......................      378      48.53       275      36.38
    Exercised.....................      (95)     38.79        (7)     39.02
    Forfeited/Cancelled...........      (13)     43.13      (143)     41.27
                                      -----     ------     -----     ------
    Outstanding, December 31......    2,505     $40.26     2,235     $38.82
                                      -----     ------     -----     ------
    Exercisable, as of December 31    1,595     $40.04     1,264     $38.86
                                      =====     ======     =====     ======

The exercise price of stock options outstanding range from Cdn. $14.17 to Cdn. $55.4 and have a weighted average contractual remaining life of 5.1 years.

The weighted average fair value of each option granted by MFC in 2004 has been estimated at Cdn. $11.33 (2003 -- Cdn. $10.75) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 3.7% (2003 -- 4.8%), dividend yield of 1.8% (2003 -- 1.8%), expected volatility of 22.5% (2003 --25%) and expected life of six years (2003 -- seven years).

Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense of $1 for the year ended December 31, 2003.

In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2004 and 2003. The number of DSUs outstanding was 173,237 as at December 31, 2004 (2003 -- 170,209). ManUSA recorded compensation expense of $2 related to DSUs granted by MFC to its employees (2003 -- $1; 2002 -- $1).

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

10. Stock based compensation -- (continued)


Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period based on changes in the fair value of MFC's stock. At December 31, 2004 there were 252,149 RSU's outstanding for eligible employees (2003 -- 222,269). The Company recorded a compensation expense related to RSUs of $3 for the year ended December 31, 2004 (2003 -- $1).

11. Derivative Financial Instruments

The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

11. Derivative Financial Instruments -- (continued)


Outstanding derivative instruments were as follows:

                                            Notional or Contract
                                               Amounts           Carrying Value Fair Value
                                            -------------------- -------------  ----------
As of December 31                            2004       2003     2004    2003   2004  2003
-----------------                             ------    ------   ----    ----   ----  ----
Interest rate and currency swaps and floors $1,491     $  830    $(41)   $(34)  $(41) $(34)
Interest rate option written...............     12         12      (1)     (1)    (1)   (1)
Equity contracts...........................      3          9      --      --     --    --
Currency forwards..........................    356        276      25      25     25    25
                                              ------    ------    ----   ----   ----  ----
Total derivatives.......................... $1,862     $1,127    $(17)   $(10)  $(17) $(10)
                                              ======    ======    ====   ====   ====  ====

Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the consolidated balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12. Fair Value of Financial Instruments

Thecarrying values and the estimated fair values of the Company's financial instruments at December 31 were as follows:

                                           Carrying Value    Fair Value
                                           --------------- ---------------
     As of December 31                      2004    2003    2004    2003
     -----------------                     ------- ------- ------- -------
     Assets:
      Fixed-maturity and equity securities $11,654 $11,128 $11,654 $11,128
      Mortgage loans......................   2,367   2,187   2,516   2,419
      Policy loans........................   2,681   2,532   2,681   2,532
      Short-term investments..............     436     564     436     564
     Liabilities:
      Insurance investment contracts......   2,337   2,365   2,309   2,333
      Derivative financial instruments....      17      10      17      10

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans: Carrying values approximate fair values.

Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

12. Fair Value of Financial Instruments -- (continued)


Derivative financial instruments: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

Separate account assets and liabilities: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13. Related Party Transactions

The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $281 in 2004 (2003 -- $254; 2002 -- $277).

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), a sister company to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $169 in 2004 (2003 -- $123; 2002 -- $168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2004 was $374.

On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,371 (2003 -- $2,223) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 (Cdn. $375) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The principal outstanding is $74 (Cdn. $96) both on December 31, 2004 and 2003. The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however, the loan is normally renegotiated at each year-end. Interest is calculated at a fluctuating rate equivalent to a 3-month LIBOR plus 39 basis points in 2003 (32 basis points in 2002) and is payable quarterly. On December 30, 2002, the Company repaid $177 (Cdn. $279) of the principal balance outstanding. By an agreement dated August 9, 2004 effected on September 2, 2004, the Cdn $96 of the principal outstanding was converted to U.S. $74.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

13. Related Party Transactions -- (continued)


On December 29, 2001, ManUSA entered into a one-year agreement with MLI to swap Cdn. $375 at a three-month Banker's Acceptance note plus 31.34 basis points for U.S. $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss on the maturity of the swap. On December 29, 2002, ManUSA entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 32 basis points for U.S. $61 at a three-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 39 basis points for U.S. $71 at a three-month LIBOR plus 25 basis points. The Company terminated this swap agreement on the same day the loan with MHHL was converted to U.S. dollars.

Pursuant to a promissory note issued by the Company, the Company borrowed $4 from MHHL. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to a 3-month LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 2.8% at December 31, 2004.

Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 (Cdn. $125) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

As at December 31, 2004, the Company had one (2003 -- two) inter-company loan to MRL with a carrying value of $18 (2003 -- $19). The loan matures on May 11, 2006 and bears interest at a 3-month LIBOR plus 60 basis points. The rate at December 31, 2004 was 3.09%.

The Company has a liquidity pool in which affiliates can invest their excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective May 28, 2004. The maximum aggregate amount that the Company can accept in the liquidity pool is $600. By acting as the group's banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pool:

             Affiliate                                   2004 2003
             ---------                                   ---- ----
             Manulife Investment Corporation ("MIC").... $ 51 $ 34
             Manulife Reinsurance Ltd ("MRL")...........   65   71
             Manulife Reinsurance (Bermuda) Ltd ("MRBL")   67   50
             MRBL Reinsurance Trust.....................  155   58
             Manulife Hungary Holdings KFT ("MHHL").....    4   --
                                                         ---- ----
             Total...................................... $342 $213
                                                         ==== ====

The amounts are included in due to affiliates.

14. Reinsurance

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

14. Reinsurance -- (continued)


Reinsurance premiums were included in premium revenue as follows:

             For the Years Ended December 31  2004   2003    2002
             ------------------------------- -----  ------  ------
                   Direct premiums.......... $ 900  $1,011  $1,011
                   Reinsurance assumed......   335     309     323
                   Reinsurance ceded........  (292)   (365)   (332)
                                             -----  ------  ------
                   Total premiums........... $ 943  $  955  $1,002
                                             =====  ======  ======

Reinsurance recoveries on ceded reinsurance contracts were $281, $309 and $311 during 2004, 2003 and 2002, respectively.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $1. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Consolidated Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Consolidated Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

15. Certain Separate Accounts -- (continued)


At December 31, 2004 and December 31, 2003, the Company had the following variable contracts with guarantees:

         As at December 31                                  2004      2003
                       -----------------                  -------   -------
         Return of net deposits
          Account value.................................  $ 4,093   $ 2,004
          Net amount at risk -- gross...................  $    11   $    15
          Net amount at risk -- net.....................  $     2   $    10
         Return of net deposits plus a minimum return
          Account value.................................  $   896   $   838
          Net amount at risk -- gross...................  $   178   $   201
          Net amount at risk -- net.....................  $     1   $     1
          Guaranteed minimum return rate................        5%        5%
         Highest anniversary account value minus withdrawals post-anniversary
          Account value.................................. $22,637   $18,690
          Net amount at risk -- gross.................... $ 2,275   $ 3,039
          Net amount at risk -- net...................... $    90   $   262
         Guaranteed Minimum Income Benefit
          Account value.................................. $11,420   $ 9,252
          Net amount at risk -- gross.................... $ 1,277   $ 1,348
          Net amount at risk -- net...................... $    21   $    18
         Guaranteed Minimum Withdrawal Benefit
          Account value.................................. $ 3,187   $     9
          Net amount at risk -- gross....................      --        --
          Net amount at risk -- net......................      --        --

(Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The table above shows the net amount at risk both gross and net of reinsurance.

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 billion), as of December 31, 2004 and December 31, 2003, respectively:

                                                                 December 31, December 31,
Asset Class          Index                                           2004         2003
-----------          -----                                       ------------ ------------
Large Cap Equity     S&P 500                                         9.65         7.22
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       1.93         4.62
High Yield Bond      Ibbottson Domestic High Yield Bond              0.72         0.66
Balanced             60% Large Cap Equity, 40% High Quality Bond     8.58         4.44
Small Cap Equity     Ibbottson US Small Cap Stock                    4.02         3.50
International Equity MSCI EAFE                                       1.18         0.85
Global Equity        MSCI World                                      0.38         0.35
Real Estate          NAREIT                                          0.35         0.24

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

15. Certain Separate Accounts -- (continued)


The reserves roll forward for the separate accounts as at December 31, 2004 is shown below (in units of millions):

                                                              Guaranteed
                                  Guaranteed     Guaranteed    Minimum
                                    Minimum       Minimum     Withdrawal
                                 Death Benefit Income Benefit  Benefit
                                    (GMDB)         (GMIB)       (GMWB)   Totals
                                 ------------- -------------- ---------- ------
Balance at January 1, 2004......     $ 66           $136           --     $202
Incurred Guarantee Benefits.....      (42)            --           --      (42)
Other Reserve Changes...........       48            (15)        $(24)       9
                                     ----           ----         ----     ----
Balance at December 31, 2004....       72            121          (24)     169
Reinsurance Recoverable.........       32            194           --      226
                                     ----           ----         ----     ----
Net Balance at December 31, 2004     $ 40           $(73)        $(24)    $(57)
                                     ====           ====         ====     ====

The gross reserve for both GMDB and GMIB are determined using SOP 03-1 whereas the gross reserve for GMWB is determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

  . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  .   Partial withdrawal rates are approximately 4% per year.

  . The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for SFAS 133 calculations.

16. Contingencies and Commitments

The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

On December 31, 2004, the Company had outstanding commitments involving three mortgage applications in the United States for a total $28 to be disbursed in 2005.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $11 for 2005, and $11 for 2006 and thereafter. There were no other material operating leases in existence at the end of 2004.

17. Subsequent Events

On September 14, 2004, the Board of Directors of the Company resolved to discontinue its branch operations in Taiwan and proceed with negotiations to sell the in-force business of its Taiwan branch to an affiliate, Manulife (International) Limited, a life insurance company incorporated in Bermuda. The sale was completed on January 1, 2005 and resulted in assets of $234 and liabilities of $185 being transferred to MLI for a cash consideration of $24.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.) Separate Account N

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account N (comprising of the 500 Index Trust, Aggressive Growth Trust, All Asset Portfolio, All Cap Core Trust, All Cap Growth Trust, All Cap Value Trust, American Blue Chip Income & Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Diversified Bond Trust, Dynamic Growth Trust, Emerging Growth Trust, Emerging Small Company Trust, Equity-Income Trust, Equity Index Trust, Financial Services Trust, Fundamental Value Trust, Global Trust, Global Allocation Trust, Global Bond Trust, Growth & Income Trust, Health Sciences Trust, High Yield Trust, Income & Value Trust, International Equity Index Fund, International Index Trust, International Small Cap Trust, International Stock Trust, International Value Trust, Investment Quality Bond Trust, Large Cap Growth Trust, Large Cap Value Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Balanced 640 Trust, Lifestyle Conservative 280 Trust, Lifestyle Growth 820 Trust, Lifestyle Moderate 460 Trust, Mid Cap Core Trust, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Cap Value Trust, Money Market Trust, Natural Resources Trust, Overseas Trust, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Equity Trust, Quantitative Mid Cap Trust, Real Estate Securities Trust, Real Return Bond Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Company Trust, Small Company Blend Trust, Small Company Value Trust, Special Value Trust, Strategic Bond Trust, Strategic Growth Trust, Strategic Income Trust, Strategic Opportunities Trust, Strategic Value Trust, Total Return Trust, Total Stock Market Index Trust, U.S. Government Securities Trust, U.S. Large Cap Trust, Utilities Trust, and Value Trust sub-accounts) of The Manufacturers Life Insurance Company (U.S.A.) as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account N at December 31, 2004, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP

March 18, 2005

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                               December 31, 2004

Assets
Investments at fair value:
 Sub-accounts invested in Manufacturers Investment Trust Portfolios:
   500 Index Trust -- 699,263 shares (cost $6,751,733)....................... $ 7,356,251
   Aggressive Growth Trust -- 398,728 shares (cost $5,277,336)...............   5,785,540
   All Cap Core Trust -- 189,233 shares (cost $2,527,335)....................   3,006,912
   All Cap Growth Trust -- 510,575 shares (cost $6,986,673)..................   7,837,329
   All Cap Value Trust -- 109,827 shares (cost $1,392,732)...................   1,596,891
   American Blue Chip Income & Growth Trust -- 21,470 shares (cost $326,367).     362,839
   American Growth Trust -- 478,116 shares (cost $7,358,028).................   8,261,844
   American Growth-Income Trust -- 104,460 shares (cost $1,651,593)..........   1,775,824
   American International Trust -- 87,912 shares (cost $1,520,713)...........   1,702,860
   Balanced Trust............................................................          --
   Blue Chip Growth Trust -- 1,920,123 shares (cost $28,010,854).............  32,373,276
   Capital Appreciation Trust -- 111,804 shares (cost $861,577)..............     982,755
   Diversified Bond Trust -- 713,867 shares (cost $7,611,162)................   7,709,761
   Dynamic Growth Trust -- 534,167 shares (cost $2,329,024)..................   2,585,369
   Emerging Growth Trust -- 3,730 shares (cost $56,612)......................      61,397
   Emerging Small Company Trust -- 1,760,254 shares (cost $47,338,560).......  50,607,293
   Equity-Income Trust -- 2,157,328 shares (cost $31,774,504)................  36,760,871
   Equity Index Trust -- 1,830,520 shares (cost $23,083,833).................  27,164,917
   Financial Services Trust -- 23,002 shares (cost $268,966).................     322,026
   Fundamental Value Trust -- 166,623 shares (cost $2,104,863)...............   2,356,047
   Global Trust -- 276,454 shares (cost $3,614,842)..........................   4,088,754
   Global Allocation Trust -- 18,278 shares (cost $184,312)..................     197,769
   Global Bond Trust -- 265,874 shares (cost $3,933,329).....................   4,323,117
   Growth & Income Trust -- 701,844 shares (cost $14,344,904)................  16,191,548
   Health Sciences Trust -- 225,422 shares (cost $3,175,016).................   3,480,512
   High Yield Trust -- 1,128,682 shares (cost $11,062,428)...................  11,862,447
   Income & Value Trust -- 2,713,976 shares (cost $28,055,742)...............  29,826,597
   International Index Trust.................................................          --
   International Small Cap Trust -- 269,123 shares (cost $4,038,811).........   4,744,645
   International Stock Trust -- 1,203,310 shares (cost $10,622,084)..........  13,368,772
   International Value Trust -- 553,931 shares (cost $7,070,369).............   8,198,182
   Investment Quality Bond Trust -- 1,824,805 shares (cost $22,541,555)......  22,645,826
   Large Cap Growth Trust -- 727,040 shares (cost $6,738,430)................   7,321,297
   Large Cap Value Trust -- 76,418 shares (cost $1,366,735)..................   1,435,901
   Lifestyle Aggressive 1000 Trust -- 404,549 shares (cost $4,483,215).......   5,093,275
   Lifestyle Balanced 640 Trust -- 1,308,132 shares (cost $15,743,939).......  18,039,138
   Lifestyle Conservative 280 Trust -- 387,631 shares (cost $5,295,311)......   5,504,364
   Lifestyle Growth 820 Trust -- 576,247 shares (cost $6,723,798)............   7,721,710
   Lifestyle Moderate 460 Trust -- 249,837 shares (cost $3,185,678)..........   3,447,752
   Mid Cap Core Trust -- 33,838 shares (cost $538,740).......................     587,434
   Mid Cap Index Trust -- 416,238 shares (cost $6,230,101)...................   6,984,470
   Mid Cap Stock Trust -- 1,157,971 shares (cost $15,369,164)................  16,362,126
   Mid Cap Value Trust -- 748,929 shares (cost $11,438,007)..................  13,585,575
   Money Market Trust -- 4,036,184 shares (cost $40,361,843).................  40,361,843
   Natural Resources Trust -- 89,428 shares (cost $1,753,404)................   1,963,833

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

Assets
Investments at fair value:
 Sub-accounts invested in Manufacturers Investment Trust Portfolios:
   Overseas Trust -- 564,355 shares (cost $5,372,760)......................... $  6,016,023
   Pacific Rim Trust -- 614,350 shares (cost $4,955,052)......................    5,836,323
   Quantitative All Cap Trust -- 175 shares (cost $2,788).....................        2,916
   Quantitative Equity Trust..................................................           --
   Quantitative Mid Cap Trust -- 30,525 shares (cost $335,671)................      394,385
   Real Estate Securities Trust -- 1,433,712 shares (cost $27,666,242)........   38,437,806
   Real Return Bond Trust -- 113,202 shares (cost $1,515,122).................    1,584,831
   Science & Technology Trust -- 2,621,258 shares (cost $28,733,484)..........   30,223,103
   Small Cap Index Trust -- 472,081 shares (cost $6,301,799)..................    7,067,046
   Small Cap Opportunities Trust -- 75,188 shares (cost $1,462,907)...........    1,625,557
   Small Company Trust........................................................           --
   Small Company Blend Trust -- 132,945 shares (cost $1,396,657)..............    1,624,586
   Small Company Value Trust -- 1,152,974 shares (cost $20,226,956)...........   24,396,927
   Special Value Trust -- 12,067 shares (cost $190,180).......................      225,420
   Strategic Bond Trust -- 400,134 shares (cost $4,635,583)...................    4,821,612
   Strategic Growth Trust -- 96,966 shares (cost $928,153.....................    1,039,479
   Strategic Income Trust -- 2,250 shares (cost $29,848)......................       30,167
   Strategic Opportunities Trust -- 432,959 shares (cost $4,110,923)..........    4,732,242
   Strategic Value Trust -- 70,644 shares (cost $737,194).....................      832,892
   Total Return Trust -- 3,485,820 shares (cost $48,938,618)..................   49,394,073
   Total Stock Market Index Trust -- 232,561 shares (cost $2,331,365).........    2,572,128
   U.S. Government Securities Trust -- 591,944 shares (cost $8,173,830).......    8,245,778
   U.S. Large Cap Trust -- 1,631,197 shares (cost $20,926,239)................   22,836,763
   Utilities Trust -- 40,518 shares (cost $423,193)...........................      489,462
   Value Trust -- 1,161,005 shares (cost $21,130,568).........................   22,720,877

 Sub-account invested in John Hancock Variable Series I Trust (VST) Portfolio:
   International Equity Index Fund -- 46,061 shares (cost $663,505)...........      752,181

 Sub-account invested in PIMCO Variable Investment Trust (VIT) Portfolio:
   All Asset Portfolio -- 6,680 shares (cost $78,299).........................       77,490
                                                                               ------------
Total assets.................................................................. $681,926,956
                                                                               ============
Contract Owners' Equity
Variable universal life insurance contracts................................... $681,926,956
                                                                               ============

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                                                                  Sub-Account
                                                         ------------------------------------------------------------
                                                                                                           All Asset
                                                             500 Index Trust     Aggressive Growth Trust   Portfolio
                                                         ----------------------  -----------------------  ------------
                                                         Year Ended  Year Ended   Year Ended  Year Ended  Period Ended
                                                         Dec. 31/04  Dec. 31/03   Dec. 31/04  Dec. 31/03  Dec. 31/04##
                                                         ----------  ----------  -----------  ----------  ------------
Income:
 Dividends.............................................. $   52,648  $   29,256  $        --  $       --    $ 1,982
Expenses:
 Mortality and expense risks, and administrative charges     21,044      13,256       31,136      25,747         44
                                                         ----------  ----------  -----------  ----------    -------
Net investment income (loss) during the year............     31,604      16,000      (31,136)    (25,747)     1,938
Net realized gain (loss) during the year................    768,477     106,471      773,190    (526,951)        76
Unrealized appreciation (depreciation) during the year..    (82,506)    846,742     (329,750)  1,839,047       (809)
                                                         ----------  ----------  -----------  ----------    -------
Net increase (decrease) in assets from operations.......    717,575     969,213      412,304   1,286,349      1,205
                                                         ----------  ----------  -----------  ----------    -------
Changes from principal transactions:
 Transfer of net premiums...............................  2,838,073   1,151,910    1,437,207     557,429        133
 Transfer on terminations...............................   (784,921)   (242,686)  (1,333,689)   (965,558)      (885)
 Transfer on policy loans...............................       (244)    (16,417)        (669)     (1,649)        --
 Net interfund transfers................................   (987,143)    861,391      296,229      34,722     77,037
                                                         ----------  ----------  -----------  ----------    -------
Net increase (decrease) in assets from
  principal transactions................................  1,065,765   1,754,198      399,078    (375,056)    76,285
                                                         ----------  ----------  -----------  ----------    -------
Total increase (decrease) in assets.....................  1,783,340   2,723,411      811,382     911,293     77,490
Assets beginning of year................................  5,572,911   2,849,500    4,974,158   4,062,865         --
                                                         ----------  ----------  -----------  ----------    -------
Assets end of year...................................... $7,356,251  $5,572,911  $ 5,785,540  $4,974,158    $77,490
                                                         ==========  ==========  ===========  ==========    =======

                                                                             Sub-Account
                                                         --------------------------------------------------
                                                            All Cap Core Trust       All Cap Growth Trust
                                                         ------------------------  ------------------------
                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                          Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         -----------  -----------  -----------  -----------
Income:
 Dividends.............................................. $    16,936  $        --  $        --  $        --
Expenses:
 Mortality and expense risks, and administrative charges      19,777       28,834       45,204       48,145
                                                         -----------  -----------  -----------  -----------
Net investment income (loss) during the year............      (2,841)     (28,834)     (45,204)     (48,145)
Net realized gain (loss) during the year................     636,601      (93,111)     809,620     (437,237)
Unrealized appreciation (depreciation) during the year..    (176,408)   1,436,253     (292,493)   2,518,315
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations.......     457,352    1,314,308      471,923    2,032,933
                                                         -----------  -----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................     579,317      876,646    1,392,163    1,985,180
 Transfer on terminations...............................    (799,360)  (1,891,000)    (796,257)  (2,983,291)
 Transfer on policy loans...............................         398       28,365      (15,642)      (9,110)
 Net interfund transfers................................  (1,881,123)  (1,573,393)  (1,419,052)    (607,373)
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................  (2,100,768)  (2,559,382)    (838,788)  (1,614,594)
                                                         -----------  -----------  -----------  -----------
Total increase (decrease) in assets.....................  (1,643,416)  (1,245,074)    (366,865)     418,339
Assets beginning of year................................   4,650,328    5,895,402    8,204,194    7,785,855
                                                         -----------  -----------  -----------  -----------
Assets end of year...................................... $ 3,006,912  $ 4,650,328  $ 7,837,329  $ 8,204,194
                                                         ===========  ===========  ===========  ===========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                          Sub-Account
                                                         ---------------------------------------------
                                                                                  American Blue Chip
                                                          All Cap Value Trust    Income & Growth Trust
                                                         ---------------------  ----------------------
                                                         Year Ended  Year Ended Year Ended Period Ended
                                                         Dec. 31/04  Dec. 31/03 Dec. 31/04 Dec. 31/03+
                                                         ----------  ---------- ---------- ------------
Income:
 Dividends.............................................. $    3,931   $     95   $     --    $     --
Expenses:
 Mortality and expense risks, and administrative charges      6,352      1,489      1,742         348
                                                         ----------   --------   --------    --------
Net investment income (loss) during the year............     (2,421)    (1,394)    (1,742)       (348)
Net realized gain (loss) during the year................     33,935      2,247     11,500         296
Unrealized appreciation (depreciation) during the year..    147,520     69,288     18,709      17,763
                                                         ----------   --------   --------    --------
Net increase (decrease) in assets from operations.......    179,034     70,141     28,467      17,711
                                                         ----------   --------   --------    --------
Changes from principal transactions:
 Transfer of net premiums...............................    319,423     55,795    128,999       1,770
 Transfer on terminations...............................    (84,084)   (15,953)   (61,777)     (2,842)
 Transfer on policy loans...............................         --         --         --          --
 Net interfund transfers................................    661,583    233,043     61,782     188,729
                                                         ----------   --------   --------    --------
Net increase (decrease) in assets from
  principal transactions................................    896,922    272,885    129,004     187,657
                                                         ----------   --------   --------    --------
Total increase (decrease) in assets.....................  1,075,956    343,026    157,471     205,368
Assets beginning of year................................    520,935    177,909    205,368          --
                                                         ----------   --------   --------    --------
Assets end of year...................................... $1,596,891   $520,935   $362,839    $205,368
                                                         ==========   ========   ========    ========

                                                                            Sub-Account
                                                         ----------------------------------------------------
                                                          American Growth Trust   American Growth-Income Trust
                                                         -----------------------  ---------------------------
                                                         Year Ended  Period Ended Year Ended    Period Ended
                                                         Dec. 31/04  Dec. 31/03+  Dec. 31/04    Dec. 31/03+
                                                         ----------  ------------ ----------    ------------
Income:
 Dividends.............................................. $      824   $       --  $    5,197      $    --
Expenses:
 Mortality and expense risks, and administrative charges     21,522        1,636       6,748           88
                                                         ----------   ----------   ----------     -------
Net investment income (loss) during the year............    (20,698)      (1,636)     (1,551)         (88)
Net realized gain (loss) during the year................     75,532          508       8,690           90
Unrealized appreciation (depreciation) during the year..    828,549       75,267     119,999        4,232
                                                         ----------   ----------   ----------     -------
Net increase (decrease) in assets from operations.......    883,383       74,139     127,138        4,234
                                                         ----------   ----------   ----------     -------
Changes from principal transactions:
 Transfer of net premiums...............................  1,111,161        3,565     603,377        2,153
 Transfer on terminations...............................   (293,984)     (12,488)   (128,761)      (1,298)
 Transfer on policy loans...............................     (2,122)          --      (1,392)          --
 Net interfund transfers................................  5,092,730    1,405,460   1,126,472       43,901
                                                         ----------   ----------   ----------     -------
Net increase (decrease) in assets from
  principal transactions................................  5,907,785    1,396,537   1,599,696       44,756
                                                         ----------   ----------   ----------     -------
Total increase (decrease) in assets.....................  6,791,168    1,470,676   1,726,834       48,990
Assets beginning of year................................  1,470,676           --      48,990           --
                                                         ----------   ----------   ----------     -------
Assets end of year...................................... $8,261,844   $1,470,676  $1,775,824      $48,990
                                                         ==========   ==========   ==========     =======

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                             Sub-Account
                                                         --------------------------------------------------
                                                                 American
                                                           International Trust          Balanced Trust
                                                         -----------------------  -------------------------
                                                         Year Ended  Period Ended  Year Ended    Year Ended
                                                         Dec. 31/04  Dec. 31/03+   Dec. 31/04x   Dec. 31/03
                                                         ----------  ------------ ------------  -----------
Income:
 Dividends.............................................. $   11,168    $     --   $    521,928  $   581,430
Expenses:
 Mortality and expense risks, and administrative charges      3,669         243         47,490      148,268
                                                         ----------    --------   ------------  -----------
Net investment income (loss) during the year............      7,499        (243)       474,438      433,162
Net realized gain (loss) during the year................      7,949         772     (8,069,837)  (1,679,793)
Unrealized appreciation (depreciation) during the year..    165,634      16,512      7,482,627    4,153,530
                                                         ----------    --------   ------------  -----------
Net increase (decrease) in assets from operations.......    181,082      17,041       (112,772)   2,906,899
                                                         ----------    --------   ------------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................    303,456       1,908        496,880    1,927,224
 Transfer on terminations...............................    (51,291)     (2,216)    (1,264,303)  (4,389,247)
 Transfer on policy loans...............................         --          --         31,175       79,372
 Net interfund transfers................................  1,150,634     102,246    (21,681,958)  (1,881,128)
                                                         ----------    --------   ------------  -----------
Net increase (decrease) in assets from
  principal transactions................................  1,402,799     101,938    (22,418,206)  (4,263,779)
                                                         ----------    --------   ------------  -----------
Total increase (decrease) in assets.....................  1,583,881     118,979    (22,530,978)  (1,356,880)
Assets beginning of year................................    118,979          --     22,530,978   23,887,858
                                                         ----------    --------   ------------  -----------
Assets end of year...................................... $1,702,860    $118,979   $         --  $22,530,978
                                                         ==========    ========   ============  ===========

                                                                            Sub-Account
                                                         ---------------------------------------------------
                                                          Blue Chip Growth Trust   Capital Appreciation Trust
                                                         ------------------------  -------------------------
                                                          Year Ended   Year Ended  Year Ended    Year Ended
                                                          Dec. 31/04   Dec. 31/03  Dec. 31/04    Dec. 31/03
                                                         -----------  -----------  ----------    ----------
Income:
 Dividends.............................................. $    35,790  $    12,366  $       --    $       --
Expenses:
 Mortality and expense risks, and administrative charges     161,502      151,369       4,962         3,538
                                                         -----------  -----------   ----------   ----------
Net investment income (loss) during the year............    (125,712)    (139,003)     (4,962)       (3,538)
Net realized gain (loss) during the year................   2,932,130   (2,760,298)    133,071         3,419
Unrealized appreciation (depreciation) during the year..    (258,615)   9,996,426     (30,875)      169,019
                                                         -----------  -----------   ----------   ----------
Net increase (decrease) in assets from operations.......   2,547,803    7,097,125      97,234       168,900
                                                         -----------  -----------   ----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................   5,344,335    3,739,819     258,563       121,616
 Transfer on terminations...............................  (7,195,400)  (7,571,724)   (129,212)      (29,055)
 Transfer on policy loans...............................     (43,386)       9,348          --            --
 Net interfund transfers................................  (3,098,715)   5,173,107    (484,737)      787,108
                                                         -----------  -----------   ----------   ----------
Net increase (decrease) in assets from
  principal transactions................................  (4,993,166)   1,350,550    (355,386)      879,669
                                                         -----------  -----------   ----------   ----------
Total increase (decrease) in assets.....................  (2,445,363)   8,447,675    (258,152)    1,048,569
Assets beginning of year................................  34,818,639   26,370,964   1,240,907       192,338
                                                         -----------  -----------   ----------   ----------
Assets end of year...................................... $32,373,276  $34,818,639  $  982,755    $1,240,907
                                                         ===========  ===========   ==========   ==========

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.
x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                           Sub-Account
                                                         -----------------------------------------------
                                                          Diversified Bond Trust   Dynamic Growth Trust
                                                         -----------------------  ----------------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         ----------  -----------  ----------  ----------
Income:
 Dividends.............................................. $  323,733  $   435,668  $       --  $       --
Expenses:
 Mortality and expense risks, and administrative charges     43,498       49,468      12,196       8,596
                                                         ----------  -----------  ----------  ----------
Net investment income (loss) during the year............    280,235      386,200     (12,196)     (8,596)
Net realized gain (loss) during the year................    (26,615)      80,327     311,045        (197)
Unrealized appreciation (depreciation) during the year..    (14,499)    (129,077)    (81,740)    469,750
                                                         ----------  -----------  ----------  ----------
Net increase (decrease) in assets from operations.......    239,121      337,450     217,109     460,957
                                                         ----------  -----------  ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................    730,276    1,329,104     927,165     371,454
 Transfer on terminations...............................   (786,184)  (2,075,985)   (345,255)   (174,319)
 Transfer on policy loans...............................       (659)      (7,653)       (789)     (1,041)
 Net interfund transfers................................   (320,949)     487,589    (706,652)  1,105,918
                                                         ----------  -----------  ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................   (377,516)    (266,945)   (125,531)  1,302,012
                                                         ----------  -----------  ----------  ----------
Total increase (decrease) in assets.....................   (138,395)      70,505      91,578   1,762,969
Assets beginning of year................................  7,848,156    7,777,651   2,493,791     730,822
                                                         ----------  -----------  ----------  ----------
Assets end of year...................................... $7,709,761  $ 7,848,156  $2,585,369  $2,493,791
                                                         ==========  ===========  ==========  ==========

                                                                            Sub-Account
                                                         ---------------------------------------------------
                                                          Emerging Growth Trust  Emerging Small Company Trust
                                                         ----------------------- ---------------------------
                                                         Year Ended Period Ended  Year Ended     Year Ended
                                                         Dec. 31/04 Dec. 31/03^   Dec. 31/04     Dec. 31/03
                                                         ---------- ------------  -----------   -----------
Income:
 Dividends.............................................. $   7,018    $  8,360   $        --    $        --
Expenses:
 Mortality and expense risks, and administrative charges     1,147         291       289,281        273,350
                                                         ---------    --------    -----------   -----------
Net investment income (loss) during the year............     5,871       8,069      (289,281)      (273,350)
Net realized gain (loss) during the year................    (8,126)      1,219     3,849,168        802,928
Unrealized appreciation (depreciation) during the year..     3,645       1,140     1,520,033     14,562,578
                                                         ---------    --------    -----------   -----------
Net increase (decrease) in assets from operations.......     1,390      10,428     5,079,920     15,092,156
                                                         ---------    --------    -----------   -----------
Changes from principal transactions:
 Transfer of net premiums...............................    69,543       4,752     6,059,223      4,191,176
 Transfer on terminations...............................    (8,760)      5,351    (8,505,902)    (9,511,719)
 Transfer on policy loans...............................        --          --         4,168        111,566
 Net interfund transfers................................  (224,156)    202,849    (3,032,745)      (622,011)
                                                         ---------    --------    -----------   -----------
Net increase (decrease) in assets from
  principal transactions................................  (163,373)    212,952    (5,475,256)    (5,830,988)
                                                         ---------    --------    -----------   -----------
Total increase (decrease) in assets.....................  (161,983)    223,380      (395,336)     9,261,168
Assets beginning of year................................   223,380          --    51,002,629     41,741,461
                                                         ---------    --------    -----------   -----------
Assets end of year...................................... $  61,397    $223,380   $50,607,293    $51,002,629
                                                         =========    ========    ===========   ===========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                             Sub-Account
                                                         --------------------------------------------------
                                                            Equity-Income Trust       Equity Index Trust
                                                         ------------------------  ------------------------
                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                          Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         -----------  -----------  -----------  -----------
Income:
 Dividends.............................................. $   736,725  $   779,423  $   325,047  $   336,279
Expenses:
 Mortality and expense risks, and administrative charges     158,262      120,550      134,580      121,262
                                                         -----------  -----------  -----------  -----------
Net investment income (loss) during the year............     578,463      658,873      190,467      215,017
Net realized gain (loss) during the year................   2,624,166     (625,000)     655,691   (1,465,131)
Unrealized appreciation (depreciation) during the year..   1,200,893    5,411,380    1,401,575    6,639,431
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations.......   4,403,522    5,445,253    2,247,733    5,389,317
                                                         -----------  -----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................   6,036,727    4,308,031    3,123,608    2,875,947
 Transfer on terminations...............................  (3,547,654)  (6,435,587)  (3,493,461)  (6,980,588)
 Transfer on policy loans...............................     (34,327)     (30,575)      29,596       60,198
 Net interfund transfers................................   2,601,373    3,087,048     (364,568)     824,166
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................   5,056,119      928,917     (704,825)  (3,220,277)
                                                         -----------  -----------  -----------  -----------
Total increase (decrease) in assets.....................   9,459,641    6,374,170    1,542,908    2,169,040
Assets beginning of year................................  27,301,230   20,927,060   25,622,009   23,452,969
                                                         -----------  -----------  -----------  -----------
Assets end of year...................................... $36,760,871  $27,301,230  $27,164,917  $25,622,009
                                                         ===========  ===========  ===========  ===========

                                                                          Sub-Account
                                                         -----------------------------------------------
                                                         Financial Services Trust Fundamental Value Trust
                                                         -----------------------  ----------------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         ----------   ----------  ----------  ----------
Income:
 Dividends.............................................. $   1,238     $    572   $    8,830  $    1,327
Expenses:
 Mortality and expense risks, and administrative charges     1,852        1,762        9,976       4,461
                                                         ---------     --------   ----------  ----------
Net investment income (loss) during the year............      (614)      (1,190)      (1,146)     (3,134)
Net realized gain (loss) during the year................    46,998      (16,607)     131,285      49,568
Unrealized appreciation (depreciation) during the year..   (23,386)     114,156       91,066     192,135
                                                         ---------     --------   ----------  ----------
Net increase (decrease) in assets from operations.......    22,998       96,359      221,205     238,569
                                                         ---------     --------   ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   183,685       79,561      203,165     120,955
 Transfer on terminations...............................   (28,176)     (30,566)    (575,511)    (59,219)
 Transfer on policy loans...............................   (20,973)          --       (1,906)         --
 Net interfund transfers................................  (237,493)     (56,477)   1,329,837     556,446
                                                         ---------     --------   ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................  (102,957)      (7,482)     955,585     618,182
                                                         ---------     --------   ----------  ----------
Total increase (decrease) in assets.....................   (79,959)      88,877    1,176,790     856,751
Assets beginning of year................................   401,985      313,108    1,179,257     322,506
                                                         ---------     --------   ----------  ----------
Assets end of year...................................... $ 322,026     $401,985   $2,356,047  $1,179,257
                                                         =========     ========   ==========  ==========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                          Sub-Account
                                                         -----------------------------------------------
                                                               Global Trust       Global Allocation Trust
                                                         -----------------------  ----------------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         ----------  -----------  ----------  ----------
Income:
 Dividends.............................................. $   58,733  $    38,256   $    477    $   149
Expenses:
 Mortality and expense risks, and administrative charges     18,758       19,136        762        202
                                                         ----------  -----------   --------    -------
Net investment income (loss) during the year............     39,975       19,120       (285)       (53)
Net realized gain (loss) during the year................    315,391      (71,996)    11,680       (713)
Unrealized appreciation (depreciation) during the year..     72,560      799,499      7,525      8,658
                                                         ----------  -----------   --------    -------
Net increase (decrease) in assets from operations.......    427,926      746,623     18,920      7,892
                                                         ----------  -----------   --------    -------
Changes from principal transactions:
 Transfer of net premiums...............................    836,068      401,570      6,785      2,138
 Transfer on terminations...............................   (566,348)  (1,328,917)    (9,619)    (1,015)
 Transfer on policy loans...............................     35,604         (215)        --         --
 Net interfund transfers................................    235,568      134,153    145,783      1,607
                                                         ----------  -----------   --------    -------
Net increase (decrease) in assets from
  principal transactions................................    540,892     (793,409)   142,949      2,730
                                                         ----------  -----------   --------    -------
Total increase (decrease) in assets.....................    968,818      (46,786)   161,869     10,622
Assets beginning of year................................  3,119,936    3,166,722     35,900     25,278
                                                         ----------  -----------   --------    -------
Assets end of year...................................... $4,088,754  $ 3,119,936   $197,769    $35,900
                                                         ==========  ===========   ========    =======

                                                                            Sub-Account
                                                         -------------------------------------------------
                                                            Global Bond Trust       Growth & Income Trust
                                                         -----------------------  ------------------------
                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                         Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         ----------  -----------  -----------  -----------
Income:
 Dividends.............................................. $  118,864  $   189,031  $   148,138  $   193,949
Expenses:
 Mortality and expense risks, and administrative charges     18,347       25,555       94,342      107,660
                                                         ----------  -----------  -----------  -----------
Net investment income (loss) during the year............    100,517      163,476       53,796       86,289
Net realized gain (loss) during the year................    151,288      399,426      527,508   (2,026,989)
Unrealized appreciation (depreciation) during the year..    124,591       (7,054)     391,770    6,243,806
                                                         ----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations.......    376,396      555,848      973,074    4,303,106
                                                         ----------  -----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................    746,551    1,084,114    2,146,875    2,633,281
 Transfer on terminations...............................   (320,418)  (1,279,409)  (2,402,594)  (4,336,102)
 Transfer on policy loans...............................     (4,866)      (6,830)     (17,384)      41,199
 Net interfund transfers................................     62,251   (1,487,323)  (2,818,709)  (3,490,042)
                                                         ----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................    483,518   (1,689,448)  (3,091,812)  (5,151,664)
                                                         ----------  -----------  -----------  -----------
Total increase (decrease) in assets.....................    859,914   (1,133,600)  (2,118,738)    (848,558)
Assets beginning of year................................  3,463,203    4,596,803   18,310,286   19,158,844
                                                         ----------  -----------  -----------  -----------
Assets end of year...................................... $4,323,117  $ 3,463,203  $16,191,548  $18,310,286
                                                         ==========  ===========  ===========  ===========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                          Health Sciences Trust      High Yield Trust
                                                         ----------------------  ------------------------
                                                         Year Ended  Year Ended   Year Ended   Year Ended
                                                         Dec. 31/04  Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         ----------  ----------  -----------  -----------
Income:
 Dividends.............................................. $       --  $       --  $   562,418  $   398,871
Expenses:
 Mortality and expense risks, and administrative charges     17,169      11,505       61,547       46,685
                                                         ----------  ----------  -----------  -----------
Net investment income (loss) during the year............    (17,169)    (11,505)     500,871      352,186
Net realized gain (loss) during the year................    362,830     207,104      771,889       48,670
Unrealized appreciation (depreciation) during the year..    (19,432)    447,695     (140,135)   1,283,048
                                                         ----------  ----------  -----------  -----------
Net increase (decrease) in assets from operations.......    326,229     643,294    1,132,625    1,683,904
                                                         ----------  ----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................    980,132     528,036    2,234,125    1,773,559
 Transfer on terminations...............................   (564,535)   (622,518)  (1,525,900)  (1,323,960)
 Transfer on policy loans...............................       (206)       (982)     (36,157)      (7,894)
 Net interfund transfers................................    148,708     231,362       68,235    1,652,035
                                                         ----------  ----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................    564,099     135,898      740,303    2,093,740
                                                         ----------  ----------  -----------  -----------
Total increase (decrease) in assets.....................    890,328     779,192    1,872,928    3,777,644
Assets beginning of year................................  2,590,184   1,810,992    9,989,519    6,211,875
                                                         ----------  ----------  -----------  -----------
Assets end of year...................................... $3,480,512  $2,590,184  $11,862,447  $ 9,989,519
                                                         ==========  ==========  ===========  ===========

                                                                                   Sub-Account
                                                         ---------------------------------------------------------------
                                                                                   International
                                                                                   Equity Index
                                                           Income & Value Trust        Fund      International Index Trust
                                                         ------------------------  ------------- -----------------------
                                                          Year Ended   Year Ended  Period Ended   Year Ended   Year Ended
                                                          Dec. 31/04   Dec. 31/03  Dec. 31/04##  Dec. 31/04xx  Dec. 31/03
                                                         -----------  -----------  ------------- ------------  ----------
Income:
 Dividends.............................................. $   109,406  $   138,418    $  3,519    $     9,400   $   16,517
Expenses:
 Mortality and expense risks, and administrative charges     122,036       39,969       2,513          2,737        3,874
                                                         -----------  -----------    --------    -----------   ----------
Net investment income (loss) during the year............     (12,630)      98,449       1,006          6,663       12,643
Net realized gain (loss) during the year................   1,003,727      226,936      12,075        173,749       33,575
Unrealized appreciation (depreciation) during the year..     962,213    1,318,770      88,675       (138,303)     179,741
                                                         -----------  -----------    --------    -----------   ----------
Net increase (decrease) in assets from operations.......   1,953,310    1,644,155     101,756         42,109      225,959
                                                         -----------  -----------    --------    -----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................   4,231,922    1,057,600      87,138         91,593      144,241
 Transfer on terminations...............................  (6,483,566)  (2,109,506)     45,385        (43,555)     (23,061)
 Transfer on policy loans...............................      45,331       44,380          --           (189)     (12,972)
 Net interfund transfers................................  22,681,696     (736,594)    517,902     (1,365,388)     620,260
                                                         -----------  -----------    --------    -----------   ----------
Net increase (decrease) in assets from
  principal transactions................................  20,475,383   (1,744,120)    650,425     (1,317,539)     728,468
                                                         -----------  -----------    --------    -----------   ----------
Total increase (decrease) in assets.....................  22,428,693      (99,965)    752,181     (1,275,430)     954,427
Assets beginning of year................................   7,397,904    7,497,869          --      1,275,430      321,003
                                                         -----------  -----------    --------    -----------   ----------
Assets end of year...................................... $29,826,597  $ 7,397,904    $752,181    $        --   $1,275,430
                                                         ===========  ===========    ========    ===========   ==========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
xx Terminated as an investment option and funds transferred to International Equity Index Fund on June 18, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------------
                                                         International Small Cap Trust International Stock Trust
                                                         ----------------------------  ------------------------
                                                          Year Ended     Year Ended     Year Ended   Year Ended
                                                          Dec. 31/04     Dec. 31/03     Dec. 31/04   Dec. 31/03
                                                          -----------    ----------    -----------  -----------
Income:
 Dividends.............................................. $     5,349     $       --    $   104,174  $    53,315
Expenses:
 Mortality and expense risks, and administrative charges      24,521         16,757         61,516       56,500
                                                          -----------     ----------   -----------  -----------
Net investment income (loss) during the year............     (19,172)       (16,757)        42,658       (3,185)
Net realized gain (loss) during the year................     849,587        (45,297)       597,300   (1,563,858)
Unrealized appreciation (depreciation) during the year..     (88,192)     1,284,540      1,163,890    4,523,874
                                                          -----------     ----------   -----------  -----------
Net increase (decrease) in assets from operations.......     742,223      1,222,486      1,803,848    2,956,831
                                                          -----------     ----------   -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................     703,685        239,758      1,212,570    1,231,742
 Transfer on terminations...............................  (1,232,239)      (911,199)    (2,209,945)  (1,761,081)
 Transfer on policy loans...............................      (3,762)        (2,578)        54,950       25,019
 Net interfund transfers................................   1,125,617        (32,392)       (41,676)  (1,223,310)
                                                          -----------     ----------   -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................     593,301       (706,411)      (984,101)  (1,727,630)
                                                          -----------     ----------   -----------  -----------
Total increase (decrease) in assets.....................   1,335,524        516,075        819,747    1,229,201
Assets beginning of year................................   3,409,121      2,893,046     12,549,025   11,319,824
                                                          -----------     ----------   -----------  -----------
Assets end of year...................................... $ 4,744,645     $3,409,121    $13,368,772  $12,549,025
                                                          ===========     ==========   ===========  ===========

                                                                        Sub-Account
                                                         -------------------------------------------
                                                                                        Internet
                                                         International Value Trust Technologies Trust
                                                         ------------------------  ------------------
                                                         Year Ended   Year Ended       Year Ended
                                                         Dec. 31/04   Dec. 31/03      Dec. 31/03^^
                                                         ----------   ----------   ------------------
Income:
 Dividends.............................................. $   82,963   $   20,561       $      --
Expenses:
 Mortality and expense risks, and administrative charges     33,467       16,662             128
                                                         ----------   ----------       ---------
Net investment income (loss) during the year............     49,496        3,899            (128)
Net realized gain (loss) during the year................  1,009,272       17,750           5,519
Unrealized appreciation (depreciation) during the year..    188,729    1,138,503           3,653
                                                         ----------   ----------       ---------
Net increase (decrease) in assets from operations.......  1,247,497    1,160,152           9,044
                                                         ----------   ----------       ---------
Changes from principal transactions:
 Transfer of net premiums...............................  2,116,710      718,723         107,810
 Transfer on terminations...............................   (366,105)    (855,609)         (1,028)
 Transfer on policy loans...............................    (36,098)        (765)             --
 Net interfund transfers................................   (544,139)   2,779,470        (192,829)
                                                         ----------   ----------       ---------
Net increase (decrease) in assets from
  principal transactions................................  1,170,368    2,641,819         (86,047)
                                                         ----------   ----------       ---------
Total increase (decrease) in assets.....................  2,417,865    3,801,971         (77,003)
Assets beginning of year................................  5,780,317    1,978,346          77,003
                                                         ----------   ----------       ---------
Assets end of year...................................... $8,198,182   $5,780,317       $      --
                                                         ==========   ==========       =========

^^ Terminated as an investment option and funds transferred to Science & Technology Trust on May 2, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                             Sub-Account
                                                         ------------------------------------------------------
                                                         Investment Quality Bond Trust  Large Cap Growth Trust
                                                         ----------------------------  ------------------------
                                                          Year Ended     Year Ended     Year Ended   Year Ended
                                                          Dec. 31/04     Dec. 31/03     Dec. 31/04   Dec. 31/03
                                                          -----------    -----------   -----------  -----------
Income:
 Dividends.............................................. $ 1,366,393    $ 1,391,377    $    23,846  $    18,064
Expenses:
 Mortality and expense risks, and administrative charges     146,253        162,838         43,751       37,618
                                                          -----------    -----------   -----------  -----------
Net investment income (loss) during the year............   1,220,140      1,228,539        (19,905)     (19,554)
Net realized gain (loss) during the year................     596,722        838,741        671,749   (1,139,465)
Unrealized appreciation (depreciation) during the year..    (893,139)      (290,689)      (345,841)   2,498,052
                                                          -----------    -----------   -----------  -----------
Net increase (decrease) in assets from operations.......     923,723      1,776,591        306,003    1,339,033
                                                          -----------    -----------   -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................   3,188,093      6,198,183      2,069,195    1,449,084
 Transfer on terminations...............................  (2,616,123)    (8,156,887)    (1,224,513)  (3,534,941)
 Transfer on policy loans...............................      41,763         15,717         (4,664)      27,272
 Net interfund transfers................................  (1,052,994)    (4,115,386)      (966,924)     220,780
                                                          -----------    -----------   -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................    (439,261)    (6,058,373)      (126,906)  (1,837,805)
                                                          -----------    -----------   -----------  -----------
Total increase (decrease) in assets.....................     484,462     (4,281,782)       179,097     (498,772)
Assets beginning of year................................  22,161,364     26,443,146      7,142,200    7,640,972
                                                          -----------    -----------   -----------  -----------
Assets end of year...................................... $22,645,826    $22,161,364    $ 7,321,297  $ 7,142,200
                                                          ===========    ===========   ===========  ===========

                                                                           Sub-Account
                                                         -------------------------------------------------------
                                                          Large Cap Value Trust   Lifestyle Aggressive 1000 Trust
                                                         -----------------------  ------------------------------
                                                         Year Ended  Period Ended Year Ended      Year Ended
                                                         Dec. 31/04  Dec. 31/03^  Dec. 31/04      Dec. 31/03
                                                         ----------  ------------ ----------      ----------
Income:
 Dividends.............................................. $   14,149   $   24,547  $   35,968      $    1,995
Expenses:
 Mortality and expense risks, and administrative charges      3,267        1,405      29,388           3,580
                                                         ----------   ----------    ----------      ----------
Net investment income (loss) during the year............     10,882       23,142       6,580          (1,585)
Net realized gain (loss) during the year................     80,283          395      47,473         (34,549)
Unrealized appreciation (depreciation) during the year..     21,022       48,144     566,211         221,495
                                                         ----------   ----------    ----------      ----------
Net increase (decrease) in assets from operations.......    112,187       71,681     620,264         185,361
                                                         ----------   ----------    ----------      ----------
Changes from principal transactions:
 Transfer of net premiums...............................    113,792          390     497,754         128,629
 Transfer on terminations...............................   (146,556)     (10,124)    (55,157)        (46,619)
 Transfer on policy loans...............................         --           --         594           2,445
 Net interfund transfers................................     33,531    1,261,000   2,991,538         356,308
                                                         ----------   ----------    ----------      ----------
Net increase (decrease) in assets from
  principal transactions................................        767    1,251,266   3,434,729         440,763
                                                         ----------   ----------    ----------      ----------
Total increase (decrease) in assets.....................    112,954    1,322,947   4,054,993         626,124
Assets beginning of year................................  1,322,947           --   1,038,282         412,158
                                                         ----------   ----------    ----------      ----------
Assets end of year...................................... $1,435,901   $1,322,947  $5,093,275      $1,038,282
                                                         ==========   ==========    ==========      ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------------------
                                                         Lifestyle Balanced 640 Trust Lifestyle Conservative 280 Trust
                                                         ---------------------------  -------------------------------
                                                          Year Ended     Year Ended   Year Ended       Year Ended
                                                          Dec. 31/04     Dec. 31/03   Dec. 31/04       Dec. 31/03
                                                          -----------   -----------   ----------       ----------
Income:
 Dividends.............................................. $   328,587    $   242,423   $  243,215       $  158,079
Expenses:
 Mortality and expense risks, and administrative charges      96,243         63,840       35,051           27,789
                                                          -----------   -----------     ----------       ----------
Net investment income (loss) during the year............     232,344        178,583      208,164          130,290
Net realized gain (loss) during the year................   1,185,242        (14,109)     334,023           27,293
Unrealized appreciation (depreciation) during the year..     672,696      2,159,197     (119,281)         307,943
                                                          -----------   -----------     ----------       ----------
Net increase (decrease) in assets from operations.......   2,090,282      2,323,671      422,906          465,526
                                                          -----------   -----------     ----------       ----------
Changes from principal transactions:
 Transfer of net premiums...............................   3,100,911      2,186,718      983,092          954,051
 Transfer on terminations...............................  (1,116,611)      (678,814)    (451,598)        (265,373)
 Transfer on policy loans...............................         590          2,666          (54)              --
 Net interfund transfers................................     165,265      2,161,820     (475,564)         472,902
                                                          -----------   -----------     ----------       ----------
Net increase (decrease) in assets from
  principal transactions................................   2,150,155      3,672,390       55,876        1,161,580
                                                          -----------   -----------     ----------       ----------
Total increase (decrease) in assets.....................   4,240,437      5,996,061      478,782        1,627,106
Assets beginning of year................................  13,798,701      7,802,640    5,025,582        3,398,476
                                                          -----------   -----------     ----------       ----------
Assets end of year...................................... $18,039,138    $13,798,701   $5,504,364       $5,025,582
                                                          ===========   ===========     ==========       ==========

                                                                           Sub-Account
                                                         ------------------------------------------------------
                                                         Lifestyle Growth 820 Trust Lifestyle Moderate 460 Trust
                                                         -------------------------  ---------------------------
                                                         Year Ended    Year Ended   Year Ended     Year Ended
                                                         Dec. 31/04    Dec. 31/03   Dec. 31/04     Dec. 31/03
                                                         ----------    ----------   ----------     ----------
Income:
 Dividends.............................................. $   97,192    $   20,359   $   74,117     $   35,860
Expenses:
 Mortality and expense risks, and administrative charges     42,944        11,977       15,603          7,817
                                                          ----------   ----------    ----------     ----------
Net investment income (loss) during the year............     54,248         8,382       58,514         28,043
Net realized gain (loss) during the year................    236,171       (96,705)     145,304          1,738
Unrealized appreciation (depreciation) during the year..    596,713       622,363      104,246        189,081
                                                          ----------   ----------    ----------     ----------
Net increase (decrease) in assets from operations.......    887,132       534,040      308,064        218,862
                                                          ----------   ----------    ----------     ----------
Changes from principal transactions:
 Transfer of net premiums...............................    792,513       452,200      914,609        589,804
 Transfer on terminations...............................   (404,024)     (113,989)    (218,578)      (115,931)
 Transfer on policy loans...............................     (3,582)       40,089           14         (1,521)
 Net interfund transfers................................  3,574,472       789,189      624,400        223,584
                                                          ----------   ----------    ----------     ----------
Net increase (decrease) in assets from
  principal transactions................................  3,959,379     1,167,489    1,320,445        695,936
                                                          ----------   ----------    ----------     ----------
Total increase (decrease) in assets.....................  4,846,511     1,701,529    1,628,509        914,798
Assets beginning of year................................  2,875,199     1,173,670    1,819,243        904,445
                                                          ----------   ----------    ----------     ----------
Assets end of year...................................... $7,721,710    $2,875,199   $3,447,752     $1,819,243
                                                          ==========   ==========    ==========     ==========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                     Sub-Account
                                                         -----------------------------------
                                                                                   Mid Cap
                                                           Mid Cap Core Trust    Growth Trust
                                                         ----------------------  ------------
                                                         Year Ended Period Ended  Year Ended
                                                         Dec. 31/04 Dec. 31/03^  Dec. 31/03#
                                                         ---------- ------------ ------------
Income:
 Dividends.............................................. $   2,449    $    --     $      --
Expenses:
 Mortality and expense risks, and administrative charges     2,811        170           888
                                                         ---------    -------     ---------
Net investment income (loss) during the year............      (362)      (170)         (888)
Net realized gain (loss) during the year................    29,124      2,138        16,629
Unrealized appreciation (depreciation) during the year..    44,290      4,404        30,881
                                                         ---------    -------     ---------
Net increase (decrease) in assets from operations.......    73,052      6,372        46,622
                                                         ---------    -------     ---------
Changes from principal transactions:
 Transfer of net premiums...............................   241,312      1,648        87,818
 Transfer on terminations...............................  (153,727)    (2,022)       (9,500)
 Transfer on policy loans...............................         1         --            --
 Net interfund transfers................................   380,453     40,345      (469,770)
                                                         ---------    -------     ---------
Net increase (decrease) in assets from
  principal transactions................................   468,039     39,971      (391,452)
                                                         ---------    -------     ---------
Total increase (decrease) in assets.....................   541,091     46,343      (344,830)
Assets beginning of year................................    46,343         --       344,830
                                                         ---------    -------     ---------
Assets end of year...................................... $ 587,434    $46,343     $      --
                                                         =========    =======     =========

                                                                         Sub-Account
                                                         ------------------------------------------
                                                                                       Mid Cap
                                                           Mid Cap Index Trust   Opportunities Trust
                                                         ----------------------  -------------------
                                                         Year Ended  Year Ended      Year Ended
                                                         Dec. 31/04  Dec. 31/03      Dec. 31/03#
                                                         ----------  ----------  -------------------
Income:
 Dividends.............................................. $   20,885  $       --       $     --
Expenses:
 Mortality and expense risks, and administrative charges     23,879      12,594            131
                                                         ----------  ----------       --------
Net investment income (loss) during the year............     (2,994)    (12,594)          (131)
Net realized gain (loss) during the year................    572,157      31,790          2,820
Unrealized appreciation (depreciation) during the year..    255,962     654,807          2,954
                                                         ----------  ----------       --------
Net increase (decrease) in assets from operations.......    825,125     674,003          5,643
                                                         ----------  ----------       --------
Changes from principal transactions:
 Transfer of net premiums...............................    883,375     497,096         19,401
 Transfer on terminations...............................   (560,507)   (734,782)          (936)
 Transfer on policy loans...............................       (130)    (10,100)            --
 Net interfund transfers................................  2,106,730   1,643,681        (96,089)
                                                         ----------  ----------       --------
Net increase (decrease) in assets from
  principal transactions................................  2,429,468   1,395,895        (77,624)
                                                         ----------  ----------       --------
Total increase (decrease) in assets.....................  3,254,593   2,069,898        (71,981)
Assets beginning of year................................  3,729,877   1,659,979         71,981
                                                         ----------  ----------       --------
Assets end of year...................................... $6,984,470  $3,729,877       $     --
                                                         ==========  ==========       ========

# Terminated as an investment option and funds transferred to Dynamic Growth Trust on May 2, 2003.
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                           Mid Cap Stock Trust      Mid Cap Value Trust
                                                         -----------------------  -----------------------
                                                          Year Ended  Year Ended   Year Ended  Year Ended
                                                          Dec. 31/04  Dec. 31/03   Dec. 31/04  Dec. 31/03
                                                         -----------  ----------  -----------  ----------
Income:
 Dividends.............................................. $        --  $       --  $    50,792  $   17,250
Expenses:
 Mortality and expense risks, and administrative charges      44,528      14,068       52,309      25,353
                                                         -----------  ----------  -----------  ----------
Net investment income (loss) during the year............     (44,528)    (14,068)      (1,517)     (8,103)
Net realized gain (loss) during the year................   1,502,857     116,139    1,262,145      75,045
Unrealized appreciation (depreciation) during the year..     401,043     754,718    1,027,584   1,106,386
                                                         -----------  ----------  -----------  ----------
Net increase (decrease) in assets from operations.......   1,859,372     856,789    2,288,212   1,173,328
                                                         -----------  ----------  -----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   4,622,286     389,218    4,154,000   1,102,546
 Transfer on terminations...............................  (1,117,415)   (765,037)  (1,401,796)   (851,098)
 Transfer on policy loans...............................        (729)        (37)      24,834     (29,157)
 Net interfund transfers................................   5,828,863   3,402,231    2,046,385     685,344
                                                         -----------  ----------  -----------  ----------
Net increase (decrease) in assets from
  principal transactions................................   9,333,005   3,026,375    4,823,423     907,635
                                                         -----------  ----------  -----------  ----------
Total increase (decrease) in assets.....................  11,192,377   3,883,164    7,111,635   2,080,963
Assets beginning of year................................   5,169,749   1,286,585    6,473,940   4,392,977
                                                         -----------  ----------  -----------  ----------
Assets end of year...................................... $16,362,126  $5,169,749  $13,585,575  $6,473,940
                                                         ===========  ==========  ===========  ==========

                                                                             Sub-Account
                                                         ---------------------------------------------------
                                                             Money Market Trust      Natural Resources Trust
                                                         --------------------------  -----------------------
                                                          Year Ended    Year Ended   Year Ended  Period Ended
                                                          Dec. 31/04    Dec. 31/03   Dec. 31/04  Dec. 31/03^
                                                         ------------  ------------  ----------  ------------
Income:
 Dividends.............................................. $    341,955  $    240,857  $   15,891   $       --
Expenses:
 Mortality and expense risks, and administrative charges      215,875       228,002       5,348        1,513
                                                         ------------  ------------  ----------   ----------
Net investment income (loss) during the year............      126,080        12,855      10,543       (1,513)
Net realized gain (loss) during the year................           --            --     259,989       10,994
Unrealized appreciation (depreciation) during the year..           --            --      13,369      197,060
                                                         ------------  ------------  ----------   ----------
Net increase (decrease) in assets from operations.......      126,080        12,855     283,901      206,541
                                                         ------------  ------------  ----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................   28,529,902    20,256,826     275,431       16,460
 Transfer on terminations...............................   (7,713,967)  (11,945,035)    (50,167)      (4,618)
 Transfer on policy loans...............................      (78,061)       14,487          --           --
 Net interfund transfers................................  (19,391,094)  (10,912,070)    337,104      899,181
                                                         ------------  ------------  ----------   ----------
Net increase (decrease) in assets from
  principal transactions................................    1,346,780    (2,585,792)    562,368      911,023
                                                         ------------  ------------  ----------   ----------
Total increase (decrease) in assets.....................    1,472,860    (2,572,937)    846,269    1,117,564
Assets beginning of year................................   38,888,983    41,461,920   1,117,564           --
                                                         ------------  ------------  ----------   ----------
Assets end of year...................................... $ 40,361,843  $ 38,888,983  $1,963,833   $1,117,564
                                                         ============  ============  ==========   ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                           Sub-Account
                                                         -----------------------------------------------
                                                              Overseas Trust         Pacific Rim Trust
                                                         -----------------------  ----------------------
                                                          Year Ended  Year Ended  Year Ended  Year Ended
                                                          Dec. 31/04  Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         -----------  ----------  ----------  ----------
Income:
 Dividends.............................................. $    21,159  $   17,518  $   20,768  $    6,609
Expenses:
 Mortality and expense risks, and administrative charges      33,125      22,247      29,895      21,704
                                                         -----------  ----------  ----------  ----------
Net investment income (loss) during the year............     (11,966)     (4,729)     (9,127)    (15,095)
Net realized gain (loss) during the year................   1,033,768    (456,686)    536,710    (285,724)
Unrealized appreciation (depreciation) during the year..    (445,818)  1,925,765     257,716   1,533,102
                                                         -----------  ----------  ----------  ----------
Net increase (decrease) in assets from operations.......     575,984   1,464,350     785,299   1,232,283
                                                         -----------  ----------  ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   1,245,662     553,899     617,822     430,123
 Transfer on terminations...............................  (1,498,451)   (824,866)   (905,314)   (898,326)
 Transfer on policy loans...............................        (779)     (7,849)     51,175     (18,354)
 Net interfund transfers................................     676,903     137,349   1,037,019     403,612
                                                         -----------  ----------  ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................     423,335    (141,467)    800,702     (82,945)
                                                         -----------  ----------  ----------  ----------
Total increase (decrease) in assets.....................     999,319   1,322,883   1,586,001   1,149,338
Assets beginning of year................................   5,016,704   3,693,821   4,250,322   3,100,984
                                                         -----------  ----------  ----------  ----------
Assets end of year...................................... $ 6,016,023  $5,016,704  $5,836,323  $4,250,322
                                                         ===========  ==========  ==========  ==========

                                                                                  Sub-Account
                                                         ------------------------------------------------------------------
                                                         Quantitative
                                                         All Cap Trust Quantitative Equity Trust  Quantitative Mid Cap Trust
                                                         ------------- -------------------------  -------------------------
                                                         Period Ended   Year Ended    Year Ended  Year Ended    Year Ended
                                                         Dec. 31/04##  Dec. 31/04xx   Dec. 31/03  Dec. 31/04    Dec. 31/03
                                                         ------------- ------------  -----------  ----------    ----------
Income:
 Dividends..............................................   $     35    $    198,602  $   138,084   $     --      $     --
Expenses:
 Mortality and expense risks, and administrative charges          7          43,130      129,789      2,073           325
                                                           --------    ------------  -----------   --------      --------
Net investment income (loss) during the year............         28         155,472        8,295     (2,073)         (325)
Net realized gain (loss) during the year................        229      (7,943,133)  (3,570,094)    12,163            68
Unrealized appreciation (depreciation) during the year..        128       7,725,161    7,685,455     42,800        16,509
                                                           --------    ------------  -----------   --------      --------
Net increase (decrease) in assets from operations.......        385         (62,500)   4,123,656     52,890        16,252
                                                           --------    ------------  -----------   --------      --------
Changes from principal transactions:
 Transfer of net premiums...............................     28,497         543,057    1,475,657     52,296        14,374
 Transfer on terminations...............................       (137)     (1,119,875)  (4,819,925)   (41,619)       (1,168)
 Transfer on policy loans...............................         --         (16,546)     172,419         --            --
 Net interfund transfers................................    (25,829)    (20,123,033)  (1,362,746)   175,614       117,607
                                                           --------    ------------  -----------   --------      --------
Net increase (decrease) in assets from
  principal transactions................................      2,531     (20,716,397)  (4,534,595)   186,291       130,813
                                                           --------    ------------  -----------   --------      --------
Total increase (decrease) in assets.....................      2,916     (20,778,897)    (410,939)   239,181       147,065
Assets beginning of year................................         --      20,778,897   21,189,836    155,204         8,139
                                                           --------    ------------  -----------   --------      --------
Assets end of year......................................   $  2,916    $         --  $20,778,897   $394,385      $155,204
                                                           ========    ============  ===========   ========      ========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
xx Terminated as an investment option and funds transferred to U.S. Large Cap Trust on May 3, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ----------------------------------------------------
                                                                                            Real Return
                                                         Real Estate Securities Trust        Bond Trust
                                                         ---------------------------  -----------------------
                                                          Year Ended     Year Ended   Year Ended  Period Ended
                                                          Dec. 31/04     Dec. 31/03   Dec. 31/04  Dec. 31/03^
                                                          -----------   -----------   ----------  ------------
Income:
 Dividends.............................................. $   685,716    $   661,957   $   22,216    $     --
Expenses:
 Mortality and expense risks, and administrative charges     165,197        131,925        5,297         997
                                                          -----------   -----------   ----------    --------
Net investment income (loss) during the year............     520,519        530,032       16,919        (997)
Net realized gain (loss) during the year................   2,771,624        449,817      (20,665)    (74,490)
Unrealized appreciation (depreciation) during the year..   5,105,174      6,210,400       67,108       2,601
                                                          -----------   -----------   ----------    --------
Net increase (decrease) in assets from operations.......   8,397,317      7,190,249       63,362     (72,886)
                                                          -----------   -----------   ----------    --------
Changes from principal transactions:
 Transfer of net premiums...............................   4,537,256      2,228,246      212,754      54,956
 Transfer on terminations...............................  (2,562,745)    (6,199,060)    (202,894)     (4,703)
 Transfer on policy loans...............................      13,292         52,040           --          --
 Net interfund transfers................................   3,708,238     (1,275,479)   1,434,946      99,296
                                                          -----------   -----------   ----------    --------
Net increase (decrease) in assets from
  principal transactions................................   5,696,041     (5,194,253)   1,444,806     149,549
                                                          -----------   -----------   ----------    --------
Total increase (decrease) in assets.....................  14,093,358      1,995,996    1,508,168      76,663
Assets beginning of year................................  24,344,448     22,348,452       76,663          --
                                                          -----------   -----------   ----------    --------
Assets end of year...................................... $38,437,806    $24,344,448   $1,584,831    $ 76,663
                                                          ===========   ===========   ==========    ========

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                         Science & Technology Trust  Small Cap Index Trust
                                                         ------------------------   ----------------------
                                                          Year Ended    Year Ended  Year Ended  Year Ended
                                                          Dec. 31/04    Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         -----------   -----------  ----------  ----------
Income:
 Dividends.............................................. $        --   $        --  $   15,158  $       --
Expenses:
 Mortality and expense risks, and administrative charges     126,572       113,576      23,199      11,128
                                                         -----------   -----------  ----------  ----------
Net investment income (loss) during the year............    (126,572)     (113,576)     (8,041)    (11,128)
Net realized gain (loss) during the year................   3,685,252    (4,679,165)    211,250     262,856
Unrealized appreciation (depreciation) during the year..  (3,490,949)   13,048,189     540,967     530,917
                                                         -----------   -----------  ----------  ----------
Net increase (decrease) in assets from operations.......      67,731     8,255,448     744,176     782,645
                                                         -----------   -----------  ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   7,760,063     3,182,954   1,169,609     280,924
 Transfer on terminations...............................  (4,236,763)   (6,903,537)   (166,933)   (807,915)
 Transfer on policy loans...............................     (41,439)       16,197     (50,614)    (10,257)
 Net interfund transfers................................     518,941     2,750,132   3,211,715    (171,607)
                                                         -----------   -----------  ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................   4,000,802      (954,254)  4,163,777    (708,855)
                                                         -----------   -----------  ----------  ----------
Total increase (decrease) in assets.....................   4,068,533     7,301,194   4,907,953      73,790
Assets beginning of year................................  26,154,570    18,853,376   2,159,093   2,085,303
                                                         -----------   -----------  ----------  ----------
Assets end of year...................................... $30,223,103   $26,154,570  $7,067,046  $2,159,093
                                                         ===========   ===========  ==========  ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                                   Sub-Account
                                                         --------------------------------------------------------------
                                                         Small Cap Opportunities  Small Company
                                                                  Trust               Trust     Small Company Blend Trust
                                                         -----------------------  ------------- -----------------------
                                                         Year Ended  Period Ended Period Ended   Year Ended   Year Ended
                                                         Dec. 31/04  Dec. 31/03^   Dec.31/04##   Dec. 31/04   Dec. 31/03
                                                         ----------  ------------ ------------- -----------   ----------
Income:
 Dividends.............................................. $    3,327    $     --        $--      $        --   $       --
Expenses:
 Mortality and expense risks, and administrative charges      3,140         562         --           14,623       16,798
                                                         ----------    --------        ---      -----------   ----------
Net investment income (loss) during the year............        187        (562)        --          (14,623)     (16,798)
Net realized gain (loss) during the year................    113,023       2,490          6          476,929       93,382
Unrealized appreciation (depreciation) during the year..    108,537      54,113         --         (381,573)     864,915
                                                         ----------    --------        ---      -----------   ----------
Net increase (decrease) in assets from operations.......    221,747      56,041          6           80,733      941,499
                                                         ----------    --------        ---      -----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................    127,192          38         --          352,634      324,985
 Transfer on terminations...............................   (133,464)     (2,168)        (1)        (676,647)    (910,483)
 Transfer on policy loans...............................         --          --         --          (50,127)      (4,508)
 Net interfund transfers................................    919,045     437,126         (5)      (1,414,305)     627,411
                                                         ----------    --------        ---      -----------   ----------
Net increase (decrease) in assets from
  principal transactions................................    912,773     434,996         (6)      (1,788,445)      37,405
                                                         ----------    --------        ---      -----------   ----------
Total increase (decrease) in assets.....................  1,134,520     491,037         --       (1,707,712)     978,904
Assets beginning of year................................    491,037          --         --        3,332,298    2,353,394
                                                         ----------    --------        ---      -----------   ----------
Assets end of year...................................... $1,625,557    $491,037        $--      $ 1,624,586   $3,332,298
                                                         ==========    ========        ===      ===========   ==========

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                         Small Company Value Trust   Special Value Trust
                                                         ------------------------  ----------------------
                                                          Year Ended   Year Ended  Year Ended Period Ended
                                                          Dec. 31/04   Dec. 31/03  Dec. 31/04 Dec. 31/03^
                                                         -----------  -----------  ---------- ------------
Income:
 Dividends.............................................. $   232,040  $    69,143   $  3,020    $     --
Expenses:
 Mortality and expense risks, and administrative charges      94,855       65,205        839         120
                                                         -----------  -----------   --------    --------
Net investment income (loss) during the year............     137,185        3,938      2,181        (120)
Net realized gain (loss) during the year................   2,282,749    1,063,081      2,877       4,496
Unrealized appreciation (depreciation) during the year..   1,936,155    2,377,283     30,299       4,941
                                                         -----------  -----------   --------    --------
Net increase (decrease) in assets from operations.......   4,356,089    3,444,302     35,357       9,317
                                                         -----------  -----------   --------    --------
Changes from principal transactions:
 Transfer of net premiums...............................   4,890,637    2,089,466     35,513       3,834
 Transfer on terminations...............................  (1,900,460)  (3,631,767)    (4,252)       (307)
 Transfer on policy loans...............................      11,035      (24,754)        --          --
 Net interfund transfers................................   1,934,834    1,620,153     (7,234)    153,192
                                                         -----------  -----------   --------    --------
Net increase (decrease) in assets from
  principal transactions................................   4,936,046       53,098     24,027     156,719
                                                         -----------  -----------   --------    --------
Total increase (decrease) in assets.....................   9,292,135    3,497,400     59,384     166,036
Assets beginning of year................................  15,104,792   11,607,392    166,036          --
                                                         -----------  -----------   --------    --------
Assets end of year...................................... $24,396,927  $15,104,792   $225,420    $166,036
                                                         ===========  ===========   ========    ========

^   Reflects the period from commencement of operations on May 5, 2003 through
December 31, 2003.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                                    Sub-Account
                                                         ----------------------------------------------------------------
                                                                                                          Strategic Income
                                                           Strategic Bond Trust   Strategic Growth Trust       Trust
                                                         -----------------------  ----------------------  ----------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended    Period Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03    Dec.31/04##
                                                         ----------  -----------  ----------  ----------  ----------------
Income:
 Dividends.............................................. $  166,811  $   241,276  $       --  $       --      $   456
Expenses:
 Mortality and expense risks, and administrative charges     24,149       21,353       7,897       6,379           30
                                                         ----------  -----------  ----------  ----------      -------
Net investment income (loss) during the year............    142,662      219,923      (7,897)     (6,379)         426
Net realized gain (loss) during the year................     60,033      240,936     219,720      71,825            6
Unrealized appreciation (depreciation) during the year..     49,512       (3,352)   (109,627)    229,165          320
                                                         ----------  -----------  ----------  ----------      -------
Net increase (decrease) in assets from operations.......    252,207      457,507     102,196     294,611          752
                                                         ----------  -----------  ----------  ----------      -------
Changes from principal transactions:
 Transfer of net premiums...............................  1,203,396      598,512     236,481     361,182           --
 Transfer on terminations...............................   (280,031)  (2,396,508)   (933,642)   (119,311)        (284)
 Transfer on policy loans...............................     (3,858)      (3,128)        100      (1,286)          --
 Net interfund transfers................................    469,939      821,989     111,460      15,171       29,699
                                                         ----------  -----------  ----------  ----------      -------
Net increase (decrease) in assets from
  principal transactions................................  1,389,446     (979,135)   (585,601)    255,756       29,415
                                                         ----------  -----------  ----------  ----------      -------
Total increase (decrease) in assets.....................  1,641,653     (521,628)   (483,405)    550,367       30,167
Assets beginning of year................................  3,179,959    3,701,587   1,522,884     972,517           --
                                                         ----------  -----------  ----------  ----------      -------
Assets end of year...................................... $4,821,612  $ 3,179,959  $1,039,479  $1,522,884      $30,167
                                                         ==========  ===========  ==========  ==========      =======

                                                                            Sub-Account
                                                         -----------------------------------------------------
                                                         Strategic Opportunities Trust  Strategic Value Trust
                                                         ----------------------------  -----------------------
                                                          Year Ended     Year Ended     Year Ended  Year Ended
                                                          Dec. 31/04     Dec. 31/03     Dec. 31/04  Dec. 31/03
                                                          -----------    -----------   -----------  ----------
Income:
 Dividends.............................................. $     4,691    $        --    $     2,224  $       54
Expenses:
 Mortality and expense risks, and administrative charges      31,607         40,333          4,362       3,453
                                                          -----------    -----------   -----------  ----------
Net investment income (loss) during the year............     (26,916)       (40,333)        (2,138)     (3,399)
Net realized gain (loss) during the year................      54,973     (1,585,789)       268,135     (11,796)
Unrealized appreciation (depreciation) during the year..     540,794      3,153,829        (95,497)    222,087
                                                          -----------    -----------   -----------  ----------
Net increase (decrease) in assets from operations.......     568,851      1,527,707        170,500     206,892
                                                          -----------    -----------   -----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................     813,794        838,526        195,688     164,886
 Transfer on terminations...............................    (779,773)    (2,337,833)       (38,725)    (31,000)
 Transfer on policy loans...............................      25,888         18,630          7,539         949
 Net interfund transfers................................  (1,859,398)    (1,292,218)    (1,832,767)  1,722,162
                                                          -----------    -----------   -----------  ----------
Net increase (decrease) in assets from
  principal transactions................................  (1,799,489)    (2,772,895)    (1,668,265)  1,856,997
                                                          -----------    -----------   -----------  ----------
Total increase (decrease) in assets.....................  (1,230,638)    (1,245,188)    (1,497,765)  2,063,889
Assets beginning of year................................   5,962,880      7,208,068      2,330,657     266,768
                                                          -----------    -----------   -----------  ----------
Assets end of year...................................... $ 4,732,242    $ 5,962,880    $   832,892  $2,330,657
                                                          ===========    ===========   ===========  ==========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                         Sub-Account
                                                         -------------------------------------------
                                                         Telecommunications
                                                               Trust           Total Return Trust
                                                         ------------------ ------------------------
                                                             Year Ended      Year Ended   Year Ended
                                                            Dec. 31/03^^     Dec. 31/04   Dec. 31/03
                                                         ------------------ -----------  -----------
Income:
 Dividends..............................................     $      --      $ 1,747,512  $ 2,532,370
Expenses:
 Mortality and expense risks, and administrative charges            62          173,817      201,806
                                                             ---------      -----------  -----------
Net investment income (loss) during the year............           (62)       1,573,695    2,330,564
Net realized gain (loss) during the year................        (3,358)         (53,376)     311,416
Unrealized appreciation (depreciation) during the year..         9,013           36,499     (855,374)
                                                             ---------      -----------  -----------
Net increase (decrease) in assets from operations.......         5,593        1,556,818    1,786,606
                                                             ---------      -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................         1,087       13,333,338   11,370,011
 Transfer on terminations...............................        (1,412)      (3,157,466)  (4,666,022)
 Transfer on policy loans...............................            --           (1,095)     (23,990)
 Net interfund transfers................................      (101,430)        (980,814)  (6,740,228)
                                                             ---------      -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................      (101,755)       9,193,963      (60,229)
                                                             ---------      -----------  -----------
Total increase (decrease) in assets.....................       (96,162)      10,750,781    1,726,377
Assets beginning of year................................        96,162       38,643,292   36,916,915
                                                             ---------      -----------  -----------
Assets end of year......................................     $      --      $49,394,073  $38,643,292
                                                             =========      ===========  ===========

                                                                            Sub-Account
                                                         -------------------------------------------------
                                                            Total Stock Market         U.S. Government
                                                               Index Trust            Securities Trust
                                                         -----------------------  ------------------------
                                                          Year Ended  Year Ended   Year Ended   Year Ended
                                                          Dec. 31/04  Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         -----------  ----------  -----------  -----------
Income:
 Dividends.............................................. $    26,321  $       --  $   235,364  $   592,721
Expenses:
 Mortality and expense risks, and administrative charges      21,037      14,950       37,676       82,229
                                                         -----------  ----------  -----------  -----------
Net investment income (loss) during the year............       5,284     (14,950)     197,688      510,492
Net realized gain (loss) during the year................     441,641     157,008      (62,499)      32,960
Unrealized appreciation (depreciation) during the year..    (163,829)    529,222       29,793     (428,860)
                                                         -----------  ----------  -----------  -----------
Net increase (decrease) in assets from operations.......     283,096     671,280      164,982      114,592
                                                         -----------  ----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................     739,392     996,099    2,316,495    5,091,881
 Transfer on terminations...............................    (618,492)   (611,627)  (1,509,148)  (3,643,704)
 Transfer on policy loans...............................        (313)       (108)      (1,876)     (19,060)
 Net interfund transfers................................  (1,551,114)  1,266,868   (1,612,537)  (8,718,791)
                                                         -----------  ----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................  (1,430,527)  1,651,232     (807,066)  (7,289,674)
                                                         -----------  ----------  -----------  -----------
Total increase (decrease) in assets.....................  (1,147,431)  2,322,512     (642,084)  (7,175,082)
Assets beginning of year................................   3,719,559   1,397,047    8,887,862   16,062,944
                                                         -----------  ----------  -----------  -----------
Assets end of year...................................... $ 2,572,128  $3,719,559  $ 8,245,778  $ 8,887,862
                                                         ===========  ==========  ===========  ===========

^^ Terminated as an investment option and funds transferred to Science & Technology Trust on May 2, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                          Sub-Account
                                                         ---------------------------------------------
                                                           U.S. Large Cap Trust      Utilities Trust
                                                         -----------------------  --------------------
                                                          Year Ended  Year Ended  Year Ended Year Ended
                                                          Dec. 31/04  Dec. 31/03  Dec. 31/04 Dec. 31/03
                                                         -----------  ----------  ---------- ----------
Income:
 Dividends.............................................. $    14,756  $   11,255   $  1,176   $    517
Expenses:
 Mortality and expense risks, and administrative charges     102,018      16,490      1,321        549
                                                         -----------  ----------   --------   --------
Net investment income (loss) during the year............     (87,262)     (5,235)      (145)       (32)
Net realized gain (loss) during the year................     680,254         147     20,291     16,180
Unrealized appreciation (depreciation) during the year..   1,272,633     909,318     54,611     10,622
                                                         -----------  ----------   --------   --------
Net increase (decrease) in assets from operations.......   1,865,625     904,230     74,757     26,770
                                                         -----------  ----------   --------   --------
Changes from principal transactions:
 Transfer of net premiums...............................   1,686,794     508,108     16,995     16,960
 Transfer on terminations...............................  (2,845,810)   (741,038)   (11,554)   (10,969)
 Transfer on policy loans...............................      36,588     (10,980)   (21,107)        --
 Net interfund transfers................................  18,447,265     464,452    308,920     60,075
                                                         -----------  ----------   --------   --------
Net increase (decrease) in assets from
  principal transactions................................  17,324,837     220,542    293,254     66,066
                                                         -----------  ----------   --------   --------
Total increase (decrease) in assets.....................  19,190,462   1,124,772    368,011     92,836
Assets beginning of year................................   3,646,301   2,521,529    121,451     28,615
                                                         -----------  ----------   --------   --------
Assets end of year...................................... $22,836,763  $3,646,301   $489,462   $121,451
                                                         ===========  ==========   ========   ========

                                                                Sub-Account
                                                         ------------------------
                                                                Value Trust                   Total
                                                         ------------------------  ---------------------------
                                                          Year Ended   Year Ended   Year Ended     Year Ended
                                                          Dec. 31/04   Dec. 31/03   Dec. 31/04     Dec. 31/03
                                                         -----------  -----------  ------------  -------------
Income:
 Dividends.............................................. $    70,205  $   102,883  $  9,343,432  $   9,759,041
Expenses:
 Mortality and expense risks, and administrative charges      73,832       51,322     3,256,647      2,900,219
                                                         -----------  -----------  ------------  -------------
Net investment income (loss) during the year............      (3,627)      51,561     6,086,785      6,858,822
Net realized gain (loss) during the year................   2,389,598     (970,386)   25,595,639    (18,418,285)
Unrealized appreciation (depreciation) during the year..    (156,787)   3,645,093    29,602,062    115,810,369
                                                         -----------  -----------  ------------  -------------
Net increase (decrease) in assets from operations.......   2,229,184    2,726,268    61,284,486    104,250,906
                                                         -----------  -----------  ------------  -------------
Changes from principal transactions:
 Transfer of net premiums...............................   6,364,526    1,158,162   146,386,789     99,703,509
 Transfer on terminations...............................  (1,959,091)  (3,217,433)  (88,708,576)  (127,940,183)
 Transfer on policy loans...............................       4,581       (2,852)      (76,529)       495,736
 Net interfund transfers................................   3,381,928    2,658,046     1,335,829     (1,135,070)
                                                         -----------  -----------  ------------  -------------
Net increase (decrease) in assets from
  principal transactions................................   7,791,944      595,923    58,937,513    (28,876,008)
                                                         -----------  -----------  ------------  -------------
Total increase (decrease) in assets.....................  10,021,128    3,322,191   120,221,999     75,374,898
Assets beginning of year................................  12,699,749    9,377,558   561,704,957    486,330,059
                                                         -----------  -----------  ------------  -------------
Assets end of year...................................... $22,720,877  $12,699,749  $681,926,956  $ 561,704,957
                                                         ===========  ===========  ============  =============

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2004

1. Organization

The Manufacturers Life Insurance Company (U.S.A.) Separate Account N (the "Account") is a separate account administered and sponsored by The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has sixty-six active investment sub-accounts that invest in shares of a particular Manufacturers Investment Trust portfolio, one sub-account that invests in shares of a particular John Hancock Variable Series 1 Trust portfolio and one sub-account that invests in shares of a particular PIMCO Variable Investment Trust portfolio. Manufacturers Investment Trust, John Hancock Variable Series I Trust and PIMCO Variable Investment Trust (collectively the "Trusts") are registered under the Act as open-end management investment companies, commonly known as mutual funds, which do not transact with the general public. Instead, the Trusts deal primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under variable universal life insurance contracts (the "Contracts") issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life insurance company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

      Previous Name                New Name               Effective Date
      -------------                --------               --------------
  Capital Opportunities
           Trust            Strategic Value Trust          May 1, 2003
   Global Equity Trust           Global Trust              May 3, 2004
   Pacific Rim Emerging
       Markets Trust          Pacific Rim Trust            May 3, 2004
 Tactical Allocation Trust Global Allocation Trust         May 1, 2003
   U.S. Large Cap Value
           Trust             U.S. Large Cap Trust          May 1, 2003

Effective May 3, 2004 the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
                   Balanced Trust         Income & Value Trust
              Quantitative Equity Trust   U.S. Large Cap Trust

Effective June 18, 2004 the following sub-account of the Account was terminated as an investment option and the funds were transferred to an existing sub-account fund as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
              International Index Trust   International Equity
                                               Index Fund

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

1. Organization -- (continued)


Effective May 2, 2003 the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
               Internet Technologies      Science & Technology
                        Trust                    Trust
                Mid Cap Growth Trust      Dynamic Growth Trust
               Mid Cap Opportunities
                        Trust             Dynamic Growth Trust
              Telecommunications Trust    Science & Technology
                                                 Trust

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of the Company:

                                                      Commencement of
                                                     Operations of the
                                                       Sub-Accounts
                                                     -----------------
         All Asset Portfolio........................   May 3, 2004
         American Blue Chip Income & Growth Trust...   July 9, 2003
         American Growth Trust......................   July 9, 2003
         American Growth-Income Trust...............   July 9, 2003
         American International Trust...............   July 9, 2003
         Classic Value Trust(less than).............   May 3, 2004
         Core Equity Trust(less than)...............   May 3, 2004
         Emerging Growth Trust......................   May 5, 2003
         International Equity Index Fund............   May 3, 2004
         Large Cap Value Trust......................   May 5, 2003
         Mid Cap Core Trust.........................   May 5, 2003
         Natural Resources Trust....................   May 5, 2003
         Quantitative All Cap Trust.................   May 5, 2003
         Quantitative Value Trust(less than)........   May 3, 2004
         Real Return Bond Trust.....................   May 5, 2003
         Small Cap Opportunities Trust..............   May 5, 2003
         Small Company Trust........................   May 3, 2004
         Special Value Trust........................   May 5, 2003
         Strategic Income Trust.....................   May 3, 2004
         U.S. Global Leaders Growth Trust(less than)   May 3, 2004

   (less than) Fund available in current year but no activity.

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trust. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

2. Significant Accounting Policies -- (continued)


The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Mortality and Expense Risks Charge

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.40% and 0.65% of the average net value of the Account's assets for the assumption of mortality and expense risks.

4. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administration charge, a charge for cost of insurance and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

5. Purchases and Sales

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

        Sub-Accounts:                             Purchases     Sales
        -------------                            ----------- -----------
        500 Index Trust......................... $ 7,707,113 $ 6,609,744
        Aggressive Growth Trust.................   5,172,959   4,805,015
        All Asset Portfolio.....................      79,153         930
        All Cap Core Trust......................   2,303,494   4,407,102
        All Cap Growth Trust....................   4,767,345   5,651,337
        All Cap Value Trust.....................   1,921,255   1,026,753
        American Blue Chip Income & Growth Trust     349,471     222,209
        American Growth Trust...................   8,544,244   2,657,156
        American Growth-Income Trust............   3,319,455   1,721,310
        American International Trust............   1,591,940     181,642
        Balanced Trust..........................   1,902,076  23,845,844
        Blue Chip Growth Trust..................  17,401,340  22,520,218
        Capital Appreciation Trust..............     642,443   1,002,790
        Diversified Bond Trust..................   4,764,045   4,861,327

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

5. Purchases and Sales -- (continued)

            Sub-Accounts:                     Purchases     Sales
            -------------                    ----------- -----------
            Dynamic Growth Trust............ $ 2,880,157 $ 3,017,883
            Emerging Growth Trust...........     468,334     625,836
            Emerging Small Company Trust....  13,650,177  19,414,714
            Equity-Income Trust.............  23,601,953  17,967,371
            Equity Index Trust..............  11,284,801  11,799,159
            Financial Services Trust........     511,929     615,499
            Fundamental Value Trust.........   2,676,262   1,721,822
            Global Trust....................   3,000,110   2,419,242
            Global Allocation Trust.........     681,567     538,904
            Global Bond Trust...............   4,327,218   3,743,184
            Growth & Income Trust...........   8,406,962  11,444,978
            Health Sciences Trust...........   4,418,881   3,871,951
            High Yield Trust................   9,641,643   8,400,469
            Income & Value Trust............  33,576,039  13,113,287
            International Equity Index Fund.   1,339,642     688,211
            International Index Trust.......     342,572   1,653,447
            International Small Cap Trust...   4,672,116   4,097,987
            International Stock Trust.......   4,011,839   4,953,282
            International Value Trust.......   6,964,602   5,744,737
            Investment Quality Bond Trust...  13,885,537  13,104,659
            Large Cap Growth Trust..........   7,179,883   7,326,695
            Large Cap Value Trust...........   2,762,565   2,750,915
            Lifestyle Aggressive 1000 Trust.   5,202,536   1,761,228
            Lifestyle Balanced 640 Trust....  11,634,510   9,252,010
            Lifestyle Conservative 280 Trust   5,648,370   5,384,331
            Lifestyle Growth 820 Trust......   6,184,631   2,171,004
            Lifestyle Moderate 460 Trust....   3,246,059   1,867,098
            Mid Cap Core Trust..............     974,892     507,216
            Mid Cap Index Trust.............   6,996,415   4,569,942
            Mid Cap Stock Trust.............  21,908,916  12,620,439
            Mid Cap Value Trust.............  10,693,410   5,871,504
            Money Market Trust..............  42,734,704  41,261,845
            Natural Resources Trust.........   2,138,962   1,566,052
            Overseas Trust..................   5,054,697   4,643,327
            Pacific Rim Trust...............   4,486,560   3,694,987
            Quantitative All Cap Trust......      28,544      25,985
            Quantitative Equity Trust.......   2,948,416  23,509,340
            Quantitative Mid Cap Trust......     461,966     277,749
            Real Estate Securities Trust....  20,019,941  13,803,380
            Real Return Bond Trust..........   3,569,454   2,107,730
            Science & Technology Trust......  27,645,445  23,771,216
            Small Cap Index Trust...........   8,174,202   4,018,466
            Small Cap Opportunities Trust...   1,909,681     996,721

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

5. Purchases and Sales -- (continued)

           Sub-Accounts:                     Purchases      Sales
           -------------                    ------------ ------------
           Small Company Trust............. $        245 $        251
           Small Company Blend Trust.......    1,214,358    3,017,426
           Small Company Value Trust.......   16,377,723   11,304,491
           Special Value Trust.............       56,917       30,709
           Strategic Bond Trust............    5,716,082    4,183,975
           Strategic Growth Trust..........    1,152,319    1,745,816
           Strategic Income Trust..........       30,155          313
           Strategic Opportunities Trust...    3,295,029    5,121,432
           Strategic Value Trust...........      829,865    2,500,268
           Total Return Trust..............   47,478,149   36,710,491
           Total Stock Market Index Trust..    4,167,831    5,593,074
           U.S. Government Securities Trust    9,621,505   10,230,881
           U.S. Large Cap Trust............   24,790,674    7,553,099
           Utilities Trust.................      598,566      305,457
           Value Trust.....................   25,135,528   17,347,211
                                            ------------ ------------
                                            $552,878,379 $487,854,073
                                            ============ ============

6. Financial Highlights

The Account is a funding vehicle for a number of variable universal life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each sub-account that had units outstanding during the period were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum mortality and expense risk charge offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in note 3.

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                   500 Index Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         575,198          375,317               94,218               22,035
Units issued.........................         773,654          501,063              688,915               86,705
Units redeemed.......................       (659,394)        (301,182)            (407,816)             (14,522)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         689,458          575,198              375,317               94,218
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $10.51 - $10.72    $9.59 - $9.72        $7.54 - $7.61        $9.80 - $9.85

Assets, end of year..................      $7,356,251       $5,572,911           $2,849,500             $925,055

Investment income ratio/(1)/.........           0.81%            0.79%                0.00%                1.51%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 9.54% to 10.05% 27.19% to 27.69% (23.02%) to (22.71%) (12.93%) to (12.71%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                               Aggressive Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         387,460          417,367              388,103              290,154
Units issued.........................         399,144          321,514              416,070              253,473
Units redeemed.......................       (363,344)        (351,421)            (386,806)            (155,524)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         423,260          387,460              417,367              388,103
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $16.05 - $16.24  $10.75 - $14.90       $8.07 - $11.16      $10.82 - $14.91

Assets, end of year..................      $5,785,540       $4,974,158           $4,062,865           $5,113,597

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/.  8.55% to 8.88% 33.00% to 33.34% (25.45%) to (25.30%) (26.46%) to (26.39%)

                                                     Sub-Account
                                                 -------------------
                                                 All Asset Portfolio
                                                 -------------------
                                                    Period Ended
                                                    Dec. 31/04##
                                                 -------------------
           Units, beginning of year.............            --
           Units issued.........................         5,623
           Units redeemed.......................          (65)
                                                       -------
           Units, end of year...................         5,558
                                                       =======
           Unit value, end of year..............       $ 13.94

           Assets, end of year..................       $77,490

           Investment income ratio/(1)/.........        17.85%
           Expense ratio, lowest to highest/(2)/         0.65%
           Total return, lowest to highest/(3)/.        11.53%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                     ---------------------------------------------------------------------------
                                                                 All Cap Core Trust
                                     ---------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                     ---------------- ---------------- -------------------- --------------------
Units, beginning of year............          384,083          632,910              955,887              901,341
Units issued........................          162,081          396,838              744,586              586,549
Units redeemed......................        (353,320)        (645,665)          (1,067,563)            (532,003)
                                     ---------------- ---------------- -------------------- --------------------
Units, end of year..................          192,844          384,083              632,910              955,887
                                     ================ ================ ==================== ====================
Unit value, end of year.............   $8.72 - $16.04   $7.54 - $13.81       $5.76 - $10.54       $7.75 - $14.12

Assets, end of year.................       $3,006,912       $4,650,328           $5,895,402          $12,500,179

Investment income ratio/(1)/........            0.50%            0.00%                0.00%                0.00%
Expense ratio, lowest to
  highest/(2)/......................   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/ 15.57% to 15.92% 30.71% to 31.02% (25.72%) to (25.57%) (21.88%) to (21.80%)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                                All Cap Growth Trust
                                      -------------------------------------------------------------------------
                                        Year Ended      Year Ended         Year Ended           Year Ended
                                        Dec. 31/04      Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      -------------- ---------------- -------------------- --------------------
Units, beginning of year.............        507,091          602,095              604,579              371,985
Units issued.........................        266,106          472,429              510,835              493,095
Units redeemed.......................      (360,129)        (567,433)            (513,319)            (260,501)
                                      -------------- ---------------- -------------------- --------------------
Units, end of year...................        413,068          507,091              602,095              604,579
                                      ============== ================ ==================== ====================
Unit value, end of year.............. $9.94 - $19.31   $9.38 - $18.16       $7.30 - $14.11       $9.71 - $18.73

Assets, end of year..................     $7,837,329       $8,204,194           $7,785,855          $10,184,673

Investment income ratio/(1)/.........          0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/ 0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/. 5.83% to 6.14% 28.40% to 28.72% (24.90%) to (24.75%) (24.27%) to (24.11%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                              All Cap Value Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............           42,078           19,759                1,194        --
Units issued.........................          149,430           48,939               83,130     1,531
Units redeemed.......................         (80,131)         (26,620)             (64,565)     (337)
                                      ---------------- ---------------- --------------------   -------
Units, end of year...................          111,377           42,078               19,759     1,194
                                      ================ ================ ====================   =======
Unit value, end of year..............  $14.26 - $14.42  $12.38 - $12.44        $9.00 - $9.03    $12.56

Assets, end of year..................       $1,596,891         $520,935             $177,909   $14,993

Investment income ratio/(1)/.........            0.33%            0.04%                0.01%     0.03%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/. 15.20% to 15.55% 37.47% to 37.75% (28.30%) to (28.16%)     0.46%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                     Sub-Account
                                           --------------------------------
                                                       American
                                           Blue Chip Income & Growth Trust
                                           --------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03+
                                           --------------- ----------------
     Units, beginning of year.............          14,497               --
     Units issued.........................          24,431           14,889
     Units redeemed.......................        (15,363)            (392)
                                           --------------- ----------------
     Units, end of year...................          23,565           14,497
                                           =============== ================
     Unit value, end of year.............. $15.38 - $15.44  $14.17 - $14.18

     Assets, end of year..................        $362,839         $205,368

     Investment income ratio/(1)/.........           0.00%            0.00%
     Expense ratio, lowest to highest/(2)/  0.40% to 0.65%   0.45% to 0.65%
     Total return, lowest to highest/(3)/.  8.61% to 8.87% 13.32% to 13.43%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                          ---------------------------------
                                                American Growth Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03+
                                          ---------------- ----------------
    Units, beginning of year.............          106,170               --
    Units issued.........................          615,014          107,375
    Units redeemed.......................        (186,720)          (1,205)
                                          ---------------- ----------------
    Units, end of year...................          534,464          106,170
                                          ================ ================
    Unit value, end of year..............  $15.42 - $15.49  $13.84 - $13.86

    Assets, end of year..................       $8,261,844       $1,470,676

    Investment income ratio/(1)/.........            0.00%            0.00%
    Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
    Total return, lowest to highest/(3)/. 11.38% to 11.71% 10.75% to 10.88%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                     Sub-Account
                                             ----------------------------
                                             American Growth-Income Trust
                                             ----------------------------
                                               Year Ended    Period Ended
                                               Dec. 31/04    Dec. 31/03+
                                             --------------- ------------
       Units, beginning of year.............           3,474        --
       Units issued.........................         230,255     3,561
       Units redeemed.......................       (118,758)      (87)
                                             ---------------   -------
       Units, end of year...................         114,971     3,474
                                             ===============   =======
       Unit value, end of year.............. $15.41 - $15.47    $14.10

       Assets, end of year..................      $1,775,824   $48,990

       Investment income ratio/(1)/.........           0.30%     0.00%
       Expense ratio, lowest to highest/(2)/  0.35% to 0.65%     0.65%
       Total return, lowest to highest/(3)/.  9.24% to 9.57%    12.82%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                     Sub-Account
                                         ----------------------------------
                                            American International Trust
                                         ----------------------------------
                                            Year Ended       Period Ended
                                            Dec. 31/04       Dec. 31/03+
                                         ----------------  ----------------
   Units, beginning of year.............            7,859                --
   Units issued.........................           98,310             8,484
   Units redeemed.......................          (11,181)             (625)
                                         ----------------  ----------------
   Units, end of year...................           94,988             7,859
                                         ================  ================
   Unit value, end of year..............  $17.88 - $17.96   $15.14 - $15.15

   Assets, end of year..................       $1,702,860          $118,979

   Investment income ratio/(1)/.........            0.43%             0.00%
   Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.45% to 0.65%
   Total return, lowest to highest/(3)/. 18.11% to 18.47%  21.11% to 21.22%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                                       Sub-Account
                                      -----------------------------------------------------------------------------
                                                                     Balanced Trust
                                      -----------------------------------------------------------------------------
                                         Year Ended         Year Ended         Year Ended           Year Ended
                                         Dec. 31/04x        Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ------------------ ---------------- -------------------- --------------------
Units, beginning of year.............            888,396        1,065,668            1,197,589            1,380,133
Units issued.........................             53,657          102,294              172,364              171,891
Units redeemed.......................          (942,053)        (279,566)            (304,285)            (354,435)
                                      ------------------ ---------------- -------------------- --------------------
Units, end of year...................                 --          888,396            1,065,668            1,197,589
                                      ================== ================ ==================== ====================
Unit value, end of year..............     $9.48 - $25.58   $9.54 - $25.73       $8.39 - $22.60       $9.85 - $26.49

Assets, end of year..................                $--      $22,530,978          $23,887,858          $31,589,231

Investment income ratio/(1)/.........              2.40%            2.51%                2.55%                2.30%
Expense ratio, lowest to highest/(2)/     0.40% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. (0.64%) to (0.55%) 13.56% to 13.84% (14.92%) to (14.70%) (10.78%) to (10.55%)

x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Blue Chip Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............       2,092,515        1,902,374            1,996,442            1,789,836
Units issued.........................         958,632        1,470,531            2,117,890            1,329,733
Units redeemed.......................     (1,383,294)      (1,280,390)          (2,211,958)          (1,123,127)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................       1,667,853        2,092,515            1,902,374            1,996,442
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $11.12 - $20.96  $10.25 - $19.26       $7.98 - $14.97      $10.60 - $19.85

Assets, end of year..................     $32,373,276      $34,818,639          $26,370,964          $36,203,915

Investment income ratio/(1)/.........           0.11%            0.04%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  8.33% to 8.65% 28.33% to 28.65% (24.75%) to (24.56%) (15.16%) to (14.95%)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                              Capital Appreciation Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Period Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01*
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         126,280           25,173                3,341                   --
Units issued.........................          65,459          111,005               67,713                3,401
Units redeemed.......................        (99,894)          (9,898)             (45,881)                 (60)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................          91,845          126,280               25,173                3,341
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $10.64 - $10.75    $9.80 - $9.85        $7.62 - $7.64               $11.05

Assets, end of year..................        $982,755       $1,240,907             $192,338              $36,920

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.40% to 0.65%   0.45% to 0.65%       0.45% to 0.65%                0.65%
Total return, lowest to highest/(3)/.  8.61% to 8.88% 28.62% to 28.88% (31.07%) to (30.93%)             (11.60%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Diversified Bond Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         475,744          489,585              507,459              264,580
Units issued.........................         265,904          449,319            1,003,740              513,683
Units redeemed.......................       (291,024)        (463,160)          (1,021,614)            (270,804)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         450,624          475,744              489,585              507,459
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $16.66 - $17.25  $16.13 - $16.64      $15.51 - $15.95      $14.49 - $14.89

Assets, end of year..................      $7,709,761       $7,848,156           $7,777,651           $7,354,939

Investment income ratio/(1)/.........           4.27%            5.26%                3.61%                3.26%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/.  3.18% to 3.48%   3.93% to 4.19%       6.90% to 7.12%       6.38% to 6.61%

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                 Dynamic Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         577,167          217,363              102,477               34,003
Units issued.........................         670,334          707,581              235,862              352,426
Units redeemed.......................       (702,537)        (347,777)            (120,976)            (283,952)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         544,964          577,167              217,363              102,477
                                      =============== ================ ==================== ====================
Unit value, end of year..............   $4.70 - $4.77    $4.30 - $4.34        $3.36 - $3.37        $4.72 - $4.73

Assets, end of year..................      $2,585,369       $2,493,791             $730,822             $483,613

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%                0.28%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/.   9.29% to 9.62 28.17% to 28.60% (28.83%) to (28.63%) (40.63%) to (40.57%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                     Sub-Account
                                           --------------------------------
                                                Emerging Growth Trust
                                           --------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                           --------------- ----------------
     Units, beginning of year.............          13,715               --
     Units issued.........................          27,399           15,745
     Units redeemed.......................        (37,573)          (2,030)
                                           --------------- ----------------
     Units, end of year...................           3,541           13,715
                                           =============== ================
     Unit value, end of year.............. $17.29 - $17.35  $16.29 - $16.31

     Assets, end of year..................         $61,397         $223,380

     Investment income ratio/(1)/.........           0.00%            0.00%
     Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%
     Total return, lowest to highest/(3)/.  6.20% to 6.41% 30.28% to 30.45%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                             Emerging Small Company Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          911,363        1,056,757            1,065,694              840,091
Units issued.........................          273,287          380,894              544,611              525,737
Units redeemed.......................        (497,248)        (526,288)            (553,548)            (300,134)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          687,402          911,363            1,056,757            1,065,694
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $12.69 - $86.85  $11.44 - $78.03       $8.23 - $56.84      $11.69 - $79.51

Net assets, end of year..............      $50,607,293      $51,002,629          $41,741,461          $63,138,723

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 10.80% to 11.13% 38.83% to 39.17% (29.66%) to (29.49%) (22.75%) to (22.55%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Equity-Income Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............        1,460,643        1,339,589              840,766              431,687
Units issued.........................        1,139,513        1,036,965            1,689,347              687,162
Units redeemed.......................        (953,918)        (915,911)          (1,190,524)            (278,083)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,646,238        1,460,643            1,339,589              840,766
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $16.60 - $22.75  $14.54 - $19.85      $11.64 - $15.87      $13.50 - $18.38

Assets, end of year..................      $36,760,871      $27,301,230          $20,927,060          $15,189,718

Investment income ratio/(1)/.........            1.22%            1.44%                1.22%                1.42%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 14.06% to 14.41% 24.76% to 25.07% (13.84%) to (13.63%)       0.63% to 0.89%

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Equity Index Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............        1,545,993        1,769,922            2,189,228            1,984,054
Units issued.........................          673,240          954,968            2,193,979            1,366,361
Units redeemed.......................        (684,864)      (1,178,897)          (2,613,285)          (1,161,187)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,534,369        1,545,993            1,769,922            2,189,228
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.03 - $19.67  $10.04 - $18.06       $7.87 - $14.13      $10.18 - $18.26

Assets, end of year..................      $27,164,917      $25,622,009          $23,452,969          $38,066,462

Investment income ratio/(1)/.........            1.28%            1.52%                1.16%                1.00%
Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  9.76% to 10.03% 27.46% to 27.78% (22.81%) to (22.61%) (12.83%) to (12.61%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                 Sub-Account
                                      ------------------------------------------------------------------
                                                           Financial Services Trust
                                      ------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended      Period Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      --------------- ---------------- -------------------- ------------
Units, beginning of year.............          31,948           33,067                8,377        --
Units issued.........................          39,967           13,233               42,607     8,668
Units redeemed.......................        (48,578)         (14,352)             (17,917)     (291)
                                      --------------- ---------------- --------------------   -------
Units, end of year...................          23,337           31,948               33,067     8,377
                                      =============== ================ ====================   =======
Unit value, end of year.............. $13.75 - $13.85  $12.54 - $12.61        $9.45 - $9.48    $11.58

Assets, end of year..................        $322,026         $401,985             $313,108   $97,034

Investment income ratio/(1)/.........           0.37%            0.17%                0.00%     0.05%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/.  9.66% to 9.87% 32.71% to 32.98% (18.41%) to (18.25%)   (7.34%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                            Fundamental Value Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............           93,865           33,158               21,338         --
Units issued.........................          205,077          173,788               35,752     22,014
Units redeemed.......................        (130,546)        (113,081)             (23,932)      (676)
                                      ---------------- ---------------- --------------------   --------
Units, end of year...................          168,396           93,865               33,158     21,338
                                      ================ ================ ====================   ========
Unit value, end of year..............  $13.93 - $14.08  $12.54 - $12.61        $9.72 - $9.75     $11.68

Assets, end of year..................       $2,356,047       $1,179,257             $322,506   $249,216

Investment income ratio/(1)/.........            0.48%            0.18%                0.09%      0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/. 11.08% to 11.42% 28.99% to 29.25% (16.75%) to (16.58%)    (6.57%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                     Global Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          220,709          272,877              206,811              192,970
Units issued.........................          178,596          315,226              360,226              133,113
Units redeemed.......................        (172,542)        (367,394)            (294,160)            (119,272)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          226,763          220,709              272,877              206,811
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $13.72 - $18.20  $12.02 - $15.89       $9.48 - $12.52      $11.79 - $15.50

Assets, end of year..................       $4,088,754       $3,119,936           $3,166,722           $3,140,867

Investment income ratio/(1)/.........            1.76%            1.19%                1.15%                2.22%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 14.01% to 14.35% 26.63% to 26.95% (19.63%) to (19.47%) (16.63%) to (16.55%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                Global Allocation Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............            3,613            3,195                7,967                   --
Units issued.........................           66,928              844               23,360               18,137
Units redeemed.......................         (52,774)            (426)             (28,132)             (10,170)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................           17,767            3,613                3,195                7,967
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.13 - $11.22            $9.94        $7.91 - $7.94               $10.37

Net assets, end of year..............         $197,769          $35,900              $25,278              $82,609

Investment income ratio/(1)/.........            0.40%            0.48%                0.00%                0.26%
Expense ratio, lowest to highest/(2)/   0.45% to 0.65%            0.65%       0.45% to 0.65%                0.65%
Total return, lowest to highest/(3)/. 11.99% to 12.25%           25.61% (23.70%) to (23.55%)             (13.95%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                  Global Bond Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         196,659          297,639              118,128               30,310
Units issued.........................         233,486          389,164              348,049              113,867
Units redeemed.......................       (212,013)        (490,144)            (168,538)             (26,049)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         218,132          196,659              297,639              118,128
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $18.71 - $19.96  $17.06 - $18.14      $14.87 - $15.77      $12.45 - $13.16

Assets, end of year..................      $4,323,117       $3,463,203           $4,596,803           $1,549,796

Investment income ratio/(1)/.........           3.41%            4.35%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/.  9.53% to 9.85% 14.65% to 14.94%     19.35% to 19.59%   (0.12%) to (0.03%)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Growth & Income Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............       1,151,229        1,592,866            1,605,126            1,309,646
Units issued.........................         471,319          695,451            1,400,088              974,279
Units redeemed.......................       (722,747)      (1,137,088)          (1,412,348)            (678,799)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         899,801        1,151,229            1,592,866            1,605,126
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $10.50 - $18.89   $9.89 - $17.73       $7.86 - $14.06      $10.44 - $18.66

Assets, end of year..................     $16,191,548      $18,310,286          $19,158,844          $26,826,511

Investment income ratio/(1)/.........           0.85%            1.02%                0.63%                0.41%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  6.08% to 6.39% 25.77% to 26.09% (24.82%) to (24.63%) (11.85%) to (11.63%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                             Health Sciences Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............          195,742          185,557               11,197         --
Units issued.........................          312,678          257,208              260,559     15,145
Units redeemed.......................        (279,604)        (247,023)             (86,199)    (3,948)
                                      ---------------- ---------------- --------------------   --------
Units, end of year...................          228,816          195,742              185,557     11,197
                                      ================ ================ ====================   ========
Unit value, end of year..............  $15.11 - $15.28  $13.19 - $13.28        $9.75 - $9.78     $13.48

Assets, end of year..................       $3,480,512       $2,590,184           $1,810,992   $150,957

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%      0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/. 14.57% to 14.91% 35.33% to 35.68% (27.71%) to (27.57%)    (7.85%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                    Sub-Account
                                      -----------------------------------------------------------------------
                                                                 High Yield Trust
                                      -----------------------------------------------------------------------
                                         Year Ended       Year Ended        Year Ended         Year Ended
                                         Dec. 31/04       Dec. 31/03        Dec. 31/02         Dec. 31/01
                                      ---------------- ---------------- ------------------ ------------------
Units, beginning of year.............          699,961          536,644            395,816            298,325
Units issued.........................          615,089          565,735            687,272            403,067
Units redeemed.......................        (567,692)        (402,418)          (546,444)          (305,576)
                                      ---------------- ---------------- ------------------ ------------------
Units, end of year...................          747,358          699,961            536,644            395,816
                                      ================ ================ ================== ==================
Unit value, end of year..............  $13.69 - $16.40  $12.40 - $14.80    $10.02 - $11.94    $10.82 - $12.87

Assets, end of year..................      $11,862,447       $9,989,519         $6,211,875         $4,979,952

Investment income ratio/(1)/.........            4.99%            4.84%              7.65%              8.80%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%     0.40% to 0.65%     0.40% to 0.65%
Total return, lowest to highest/(3)/. 10.34% to 10.68% 23.65% to 23.94% (7.48%) to (7.23%) (6.09%) to (5.85%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                   Sub-Account
                                      ---------------------------------------------------------------------
                                                              Income & Value Trust
                                      ---------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended        Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02        Dec. 31/01
                                      --------------- ---------------- -------------------- ---------------
Units, beginning of year.............         465,991          605,848              649,395         399,769
Units issued.........................       2,010,940          357,985              747,671         426,269
Units redeemed.......................       (797,206)        (497,842)            (791,218)       (176,643)
                                      --------------- ---------------- -------------------- ---------------
Units, end of year...................       1,679,725          465,991              605,848         649,395
                                      =============== ================ ==================== ===============
Unit value, end of year.............. $14.94 - $18.01  $13.95 - $16.73      $11.09 - $13.28 $13.27 - $15.86

Assets, end of year..................     $29,826,597       $7,397,904           $7,497,869      $9,857,366

Investment income ratio/(1)/.........           0.53%            1.90%                2.11%           2.36%
Expense ratio, lowest to highest/(2)/  0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/.  6.94% to 7.33% 25.66% to 25.98% (16.48%) to (16.27%)  0.33% to 0.58%

                                          Sub-Account
                                      --------------------
                                      International Equity
                                           Index Fund
                                      --------------------
                                          Period Ended
                                          Dec. 31/04##
                                      --------------------
Units, beginning of year.............                 --
Units issued.........................            103,970
Units redeemed.......................           (52,958)
                                        ----------------
Units, end of year...................             51,012
                                        ================
Unit value, end of year..............    $14.74 - $14.77

Assets, end of year..................           $752,181

Investment income ratio/(1)/.........              0.58%
Expense ratio, lowest to highest/(2)/     0.35% to 0.65%
Total return, lowest to highest/(3)/.   17.94% to 18.17%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                              International Index Trust
                                      -------------------------------------------------------------------------
                                             Year Ended           Year Ended         Year Ended      Year Ended
                                      Dec. 31/04(greater than)    Dec. 31/03         Dec. 31/02      Dec. 31/01
                                      ------------------------ ---------------- -------------------- ----------
Units, beginning of year.............             136,084                45,074               22,786     3,964
Units issued.........................              34,759               180,935               40,213    74,324
Units redeemed.......................           (170,843)              (89,925)             (17,925)  (55,502)
                                           --------------      ---------------- --------------------  --------
Units, end of year...................                  --               136,084               45,074    22,786
                                           ==============      ================ ====================  ========
Unit value, end of year..............       $9.65 - $9.73         $9.35 - $9.42        $7.12 - $7.15     $8.65

Assets, end of year..................                  $0            $1,275,430             $321,003  $197,118

Investment income ratio/(1)/.........               1.00%                 2.67%                1.93%     1.22%
Expense ratio, lowest to highest/(2)/      0.40% to 0.65%        0.40% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/.      3.14% to 3.26%      31.34% to 31.68% (17.69%) to (17.51%)  (22.91%)

(greater than) Terminated as an investment option and funds transferred to John Hancock VST International Equity Index Fund on June 18, 2004.

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                             International Small Cap Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          261,096          345,552              215,989              241,469
Units issued.........................          297,698          143,552              344,659              183,007
Units redeemed.......................        (304,434)        (228,008)            (215,096)            (208,487)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          254,360          261,096              345,552              215,989
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.88 - $19.17   $9.86 - $15.86       $6.40 - $10.28       $7.73 - $12.36

Assets, end of year..................       $4,744,645       $3,409,121           $2,893,046           $2,355,865

Investment income ratio/(1)/.........            0.12%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 20.28% to 20.64% 53.94% to 54.34% (17.27%) to (17.10%) (31.55%) to (31.48%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                               International Stock Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............        1,106,364        1,306,287            1,135,448            1,217,912
Units issued.........................          334,186          431,223            1,749,658              987,073
Units redeemed.......................        (423,854)        (631,146)          (1,578,819)          (1,069,537)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,016,696        1,106,364            1,306,287            1,135,448
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $10.69 - $13.23   $9.30 - $11.47        $7.18 - $8.84       $9.22 - $11.33

Assets, end of year..................      $13,368,772      $12,549,025          $11,319,824          $12,791,612

Investment income ratio/(1)/.........            0.84%            0.49%                0.45%                0.21%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 14.84% to 15.19% 29.43% to 29.75% (22.19%) to (22.00%) (22.05%) to (21.85%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                               International Value Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          451,530          225,236              200,221              153,410
Units issued.........................          510,926          488,195              349,940              124,451
Units redeemed.......................        (427,964)        (261,901)            (324,925)             (77,640)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          534,492          451,530              225,236              200,221
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $15.24 - $15.83  $12.62 - $13.09        $8.77 - $9.09      $10.74 - $11.12

Assets, end of year..................       $8,198,182       $5,780,317           $1,978,346           $2,154,783

Investment income ratio/(1)/.........            1.28%            0.67%                0.71%                1.05%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 20.75% to 21.12% 43.91% to 44.28% (18.38%) to (18.16%) (10.56%) to (10.33%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                            Investment Quality Bond Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............       1,159,780        1,475,664            1,255,012            1,052,039
Units issued.........................         645,968          984,315              631,277              706,642
Units redeemed.......................       (673,703)      (1,300,199)            (410,625)            (503,669)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................       1,132,045        1,159,780            1,475,664            1,255,012
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $17.50 - $20.28  $16.79 - $19.39      $15.73 - $18.14      $14.38 - $16.56

Assets, end of year..................     $22,645,826      $22,161,364          $26,443,146          $20,633,935

Investment income ratio/(1)/.........           5.96%            5.40%                5.06%                5.69%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  4.13% to 4.45%   6.63% to 6.89%       9.22% to 9.50%       6.63% to 6.90%

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Large Cap Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         621,936          797,344              583,261              457,838
Units issued.........................         613,074          486,197              655,691              435,680
Units redeemed.......................       (673,398)        (661,605)            (441,608)            (310,257)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         561,612          621,936              797,344              583,261
                                      =============== ================ ==================== ====================
Unit value, end of year..............  $9.49 - $13.42   $8.99 - $12.67       $7.21 - $10.15       $9.39 - $13.17

Assets, end of year..................      $7,321,297       $7,142,200           $7,640,972           $7,423,884

Investment income ratio/(1)/.........           0.29%            0.28%                0.32%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  5.49% to 5.80% 24.51% to 24.82% (23.33%) to (23.14%) (18.35%) to (18.14%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                 Sub-Account
                                      ---------------------------------
                                            Large Cap Value Trust
                                      ---------------------------------
                                         Year Ended      Period Ended
                                         Dec. 31/04      Dec. 31/03^
                                      ---------------- ----------------
Units, beginning of year.............           83,191               --
Units issued.........................          156,448           83,839
Units redeemed.......................        (165,209)            (648)
                                      ---------------- ----------------
Units, end of year...................           74,430           83,191
                                      ================ ================
Unit value, end of year..............  $19.23 - $19.32  $15.89 - $15.91

Assets, end of year..................       $1,435,901       $1,322,947

Investment income ratio/(1)/.........            1.43%            0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
Total return, lowest to highest/(3)/. 21.02% to 21.38% 27.11% to 27.32%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                 Sub-Account
                                      -----------------------------------------------------------------
                                                       Lifestyle Aggressive 1000 Trust
                                      -----------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01
                                      ---------------- ---------------- -------------------- ----------
Units, beginning of year.............           73,758           38,262               47,093    42,247
Units issued.........................          350,315           46,257               10,408    30,690
Units redeemed.......................        (118,458)         (10,761)             (19,239)  (25,844)
                                      ---------------- ---------------- --------------------  --------
Units, end of year...................          305,615           73,758               38,262    47,093
                                      ================ ================ ====================  ========
Unit value, end of year..............  $13.31 - $16.86  $11.53 - $14.53       $8.60 - $10.82    $13.68

Assets, end of year..................       $5,093,275       $1,038,282             $412,158  $644,205

Investment income ratio/(1)/.........            0.78%            0.35%                0.81%     4.05%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/. 15.30% to 15.66% 34.04% to 34.31% (21.23%) to (21.06%)  (14.23%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                            Lifestyle Balanced 640 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          805,068          549,847              385,225            231,860
Units issued.........................          639,365          354,757              502,066            269,321
Units redeemed.......................        (530,313)         (99,536)            (337,444)          (115,956)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          914,120          805,068              549,847            385,225
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $15.62 - $19.96  $13.84 - $17.62      $11.22 - $14.27    $12.53 - $15.90

Assets, end of year..................      $18,039,138      $13,798,701           $7,802,640         $6,058,824

Investment income ratio/(1)/.........            2.05%            2.30%                3.49%              4.97%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/. 12.75% to 13.09% 23.17% to 23.48% (10.53%) to (10.32%) (5.40%) to (5.21%)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                          Lifestyle Conservative 280 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          268,987          198,190              220,989             17,741
Units issued.........................          280,449          176,092              177,049            223,911
Units redeemed.......................        (280,489)        (105,295)            (199,848)           (20,663)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          268,947          268,987              198,190            220,989
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $16.74 - $20.76  $15.50 - $19.16      $13.97 - $17.22    $13.81 - $16.98

Assets, end of year..................       $5,504,364       $5,025,582           $3,398,476         $3,748,192

Investment income ratio/(1)/.........            3.76%            3.54%                3.26%              1.32%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/.   7.88% to 8.21% 10.83% to 11.10%       1.06% to 1.26%     2.56% to 2.66%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                             Lifestyle Growth 820 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          178,824           93,184               87,349             91,321
Units issued.........................          368,911          120,911               76,636             52,084
Units redeemed.......................        (130,127)         (35,271)             (70,801)           (56,056)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          417,608          178,824               93,184             87,349
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $14.28 - $18.71  $12.53 - $16.33       $9.73 - $12.66    $11.62 - $15.11

Assets, end of year..................       $7,721,710       $2,875,199           $1,173,670         $1,316,120

Investment income ratio/(1)/.........            1.39%            1.02%                2.04%              5.20%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/. 13.85% to 14.19% 28.70% to 28.97% (16.39%) to (16.22%) (9.63%) to (9.44%)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                            Lifestyle Moderate 460 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          105,262           58,209               53,694             19,785
Units issued.........................          170,447          136,503               41,924             90,551
Units redeemed.......................        (104,939)         (89,450)             (37,409)           (56,642)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          170,770          105,262               58,209             53,694
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $16.03 - $20.45  $14.51 - $18.45      $12.39 - $15.71    $12.98 - $16.41

Assets, end of year..................       $3,447,752       $1,819,243             $904,445           $817,107

Investment income ratio/(1)/.........            2.62%            2.75%                2.98%              6.33%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/. 10.32% to 10.65% 17.06% to 17.35%   (4.66%) to (4.47%) (1.74%) to (1.63%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                          ---------------------------------
                                                 Mid Cap Core Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                          ---------------- ----------------
    Units, beginning of year.............            3,038               --
    Units issued.........................           61,571            5,520
    Units redeemed.......................         (30,766)          (2,482)
                                          ---------------- ----------------
    Units, end of year...................           33,843            3,038
                                          ================ ================
    Unit value, end of year..............  $17.33 - $17.40  $15.26 - $15.27

    Assets, end of year..................         $587,434          $46,343

    Investment income ratio/(1)/.........            0.00%            0.00%
    Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.45% to 0.65%
    Total return, lowest to highest/(3)/. 13.57% to 13.85% 22.04% to 22.19%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                                 Mid Cap Index Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          253,416          151,140               80,845             18,407
Units issued.........................          459,051          275,299              140,757             94,158
Units redeemed.......................        (301,447)        (173,023)             (70,462)           (31,720)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          411,020          253,416              151,140             80,845
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $16.88 - $17.09  $14.67 - $14.78      $10.97 - $11.02    $13.02 - $13.04

Assets, end of year..................       $6,984,470       $3,729,877           $1,659,979         $1,052,814

Investment income ratio/(1)/.........            0.34%            0.00%                0.67%              1.68%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/. 15.08% to 15.43% 33.70% to 34.03% (15.71%) to (15.54%) (2.38%) to (2.27%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Mid Cap Stock Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          439,064          157,865               72,047               31,783
Units issued.........................        1,709,693          463,180              226,721               68,876
Units redeemed.......................        (957,543)        (181,981)            (140,903)             (28,612)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,191,214          439,064              157,865               72,047
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $13.62 - $14.44  $11.52 - $12.20        $8.14 - $8.62      $10.59 - $11.19

Assets, end of year..................      $16,362,126       $5,169,749           $1,286,585             $762,884

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 18.26% to 18.68% 41.41% to 41.76% (23.07%) to (22.87%) (11.57%) to (11.48%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Mid Cap Value Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01*
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          445,032          376,737               10,285                   --
Units issued.........................          675,227          383,482              701,062               10,527
Units redeemed.......................        (366,758)        (315,187)            (334,610)                (242)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          753,501          445,032              376,737               10,285
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $17.93 - $18.12  $14.50 - $14.59      $11.64 - $11.68               $13.03

Assets, end of year..................      $13,585,575       $6,473,940           $4,392,977             $134,052

Investment income ratio/(1)/.........            0.49%            0.36%                0.00%                0.37%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%                0.65%
Total return, lowest to highest/(3)/. 23.65% to 24.03% 24.54% to 24.86% (10.68%) to (10.51%)                4.27%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                Sub-Account
                                      ----------------------------------------------------------------
                                                             Money Market Trust
                                      ----------------------------------------------------------------
                                        Year Ended       Year Ended      Year Ended      Year Ended
                                        Dec. 31/04       Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      --------------- ---------------- --------------- ---------------
Units, beginning of year.............       2,120,159        2,245,118       2,216,771       2,375,556
Units issued.........................       2,342,246        2,995,349       3,641,306       2,060,563
Units redeemed.......................     (2,288,200)      (3,120,308)     (3,612,959)     (2,219,348)
                                      --------------- ---------------- --------------- ---------------
Units, end of year...................       2,174,205        2,120,159       2,245,118       2,216,771
                                      =============== ================ =============== ===============
Unit value, end of year.............. $13.75 - $19.21  $13.71 - $19.09 $13.71 - $19.06 $13.63 - $18.91

Assets, end of year..................     $40,361,843      $38,888,983     $41,461,920     $40,817,893

Investment income ratio/(1)/.........           0.81%            0.58%           1.18%           3.59%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%  0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/.  0.15% to 0.46% (0.07%) to 0.17%  0.53% to 0.77%  2.91% to 3.17%

                                                     Sub-Account
                                          ---------------------------------
                                               Natural Resources Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                          ---------------- ----------------
    Units, beginning of year.............           62,308               --
    Units issued.........................          108,859           66,429
    Units redeemed.......................         (82,809)          (4,121)
                                          ---------------- ----------------
    Units, end of year...................           88,358           62,308
                                          ================ ================
    Unit value, end of year..............  $22.14 - $22.24  $17.92 - $17.95

    Assets, end of year..................       $1,963,833       $1,117,564

    Investment income ratio/(1)/.........            0.07%            0.00%
    Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
    Total return, lowest to highest/(3)/. 23.51% to 23.88% 43.39% to 43.63%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                    Overseas Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          434,997          460,570              296,994              223,097
Units issued.........................          401,096          344,726              324,701              249,901
Units redeemed.......................        (391,902)        (370,299)            (161,125)            (176,004)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          444,191          434,997              460,570              296,994
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.33 - $14.79  $10.19 - $13.26        $7.13 - $9.24       $9.12 - $11.80

Assets, end of year..................       $6,016,023       $5,016,704           $3,693,821           $3,057,649

Investment income ratio/(1)/.........            0.37%            0.46%                0.52%                0.27%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 11.07% to 11.40% 42.90% to 43.25% (21.95%) to (21.79%) (21.61%) to (21.53%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                   Pacific Rim Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          487,239          500,442              569,972              595,097
Units issued.........................          502,648          494,143              429,620              343,573
Units redeemed.......................        (397,342)        (507,346)            (499,150)            (368,698)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          592,545          487,239              500,442              569,972
                                      ================ ================ ==================== ====================
Unit value, end of year..............    $9.79 - $9.91   $8.43 - $10.32        $6.03 - $7.38        $6.94 - $8.48

Assets, end of year..................       $5,836,323       $4,250,322           $3,100,984           $3,999,341

Investment income ratio/(1)/.........            0.65%            0.19%                0.12%                0.41%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 16.14% to 16.50% 39.81% to 40.16% (13.09%) to (12.92%) (19.10%) to (19.03%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                   Sub-Account
                                                 ----------------
                                                  Quantitative
                                                  All Cap Trust
                                                 ----------------
                                                  Period Ended
                                                  Dec. 31/04##
                                                 ----------------
              Units, beginning of year..........               --
              Units issued......................            1,784
              Units redeemed....................          (1,620)
                                                 ----------------
              Units, end of year................              164
                                                 ================
              Unit value, end of year...........  $17.69 - $17.75

              Assets, end of year...............           $2,916

              Investment income ratio*..........            1.30%
              Expense ratio, lowest to highest**   0.45% to 0.65%
              Total return, lowest to highest*** 14.16% to 14.39%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                        Sub-Account
                                      --------------------------------------------------------------------------------
                                                                 Quantitative Equity Trust
                                      --------------------------------------------------------------------------------
                                           Year Ended          Year Ended         Year Ended           Year Ended
                                      Dec. 31/04(less than)    Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------------- ---------------- -------------------- --------------------
Units, beginning of year.............             538,573            704,257              707,953              718,538
Units issued.........................              61,041            184,033              243,025              126,527
Units redeemed.......................           (599,614)          (349,717)            (246,721)            (137,112)
                                       ------------------   ---------------- -------------------- --------------------
Units, end of year...................                  --            538,573              704,257              707,953
                                       ==================   ================ ==================== ====================
Unit value, end of year..............      $9.30 - $45.01     $9.34 - $45.17       $7.60 - $36.67      $10.59 - $51.01

Assets, end of year..................                 $--        $20,778,897          $21,189,836          $33,132,109

Investment income ratio/(1)/.........               0.99%              0.68%                0.30%                0.29%
Expense ratio, lowest to highest/(2)/      0.40% to 0.65%     0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/.  (0.45%) to (0.37%)   22.75% to 23.06% (28.25%) to (28.11%) (23.45%) to (23.30%)

(less than) Terminated as an investment option and funds transferred to U.S. Large Cap Trust on May 3, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                           Sub-Account
                                      ------------------------------------------------------
                                                    Quantitative Mid Cap Trust
                                      ------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended
                                         Dec. 31/04       Dec. 31/03        Dec. 31/02++
                                      ---------------- ---------------- --------------------
Units, beginning of year.............           14,437            1,039                   --
Units issued.........................           41,021           27,939                6,248
Units redeemed.......................         (24,255)         (14,541)              (5,209)
                                      ---------------- ---------------- --------------------
Units, end of year...................           31,203           14,437                1,039
                                      ================ ================ ====================
Unit value, end of year..............  $12.62 - $12.71  $10.74 - $10.80        $7.80 - $7.83

Assets, end of year..................         $394,385         $155,204               $8,139

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.45% to 0.65%   0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/. 17.44% to 17.67% 37.65% to 37.92% (23.15%) to (22.99%)

++ Fund available in prior year but no activity.

                                                                 Sub-Account
                                      -----------------------------------------------------------------
                                                        Real Estate Securities Trust
                                      -----------------------------------------------------------------
                                         Year Ended       Year Ended      Year Ended      Year Ended
                                         Dec. 31/04       Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      ---------------- ---------------- --------------- ---------------
Units, beginning of year.............          445,289          572,990         495,247         433,589
Units issued.........................          359,425          190,483         458,746         197,124
Units redeemed.......................        (293,205)        (318,184)       (381,003)       (135,466)
                                      ---------------- ---------------- --------------- ---------------
Units, end of year...................          511,509          445,289         572,990         495,247
                                      ================ ================ =============== ===============
Unit value, end of year..............  $29.65 - $76.43  $22.58 - $57.88 $16.32 - $41.77 $15.99 - $40.88

Assets, end of year..................      $38,437,806      $24,344,448     $22,348,452     $19,809,218

Investment income ratio/(1)/.........            2.36%            2.98%           3.12%           3.12%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%   0.40% to 0.65%  0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/. 31.18% to 31.64% 38.24% to 38.59%  1.92% to 2.17%  2.48% to 2.74%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                           -------------------------------
                                               Real Return Bond Trust
                                           -------------------------------
                                             Year Ended     Period Ended
                                             Dec. 31/04     Dec. 31/03^
                                           --------------- ---------------
     Units, beginning of year.............           5,873              --
     Units issued.........................         262,524         133,583
     Units redeemed.......................       (156,668)       (127,710)
                                           --------------- ---------------
     Units, end of year...................         111,729           5,873
                                           =============== ===============
     Unit value, end of year.............. $14.14 - $14.22 $13.05 - $13.07

     Assets, end of year..................      $1,584,831         $76,663

     Investment income ratio/(1)/.........           0.49%           0.00%
     Expense ratio, lowest to highest/(2)/  0.35% to 0.65%  0.45% to 0.65%
     Total return, lowest to highest/(3)/.  8.35% to 8.69%  4.43% to 4.57%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                             Science & Technology Trust
                                      -------------------------------------------------------------------------
                                        Year Ended      Year Ended         Year Ended           Year Ended
                                        Dec. 31/04      Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      -------------- ---------------- -------------------- --------------------
Units, beginning of year.............      2,816,080        2,889,535            2,589,114            1,857,203
Units issued.........................      2,720,294        2,001,149            2,806,957            2,876,612
Units redeemed.......................    (3,022,949)      (2,074,604)          (2,506,536)          (2,144,701)
                                      -------------- ---------------- -------------------- --------------------
Units, end of year...................      2,513,425        2,816,080            2,889,535            2,589,114
                                      ============== ================ ==================== ====================
Unit value, end of year.............. $5.08 - $13.50   $5.06 - $13.38        $3.39 - $8.94       $5.75 - $15.15

Assets, end of year..................    $30,223,103      $26,154,570          $18,853,376          $29,690,730

Investment income ratio/(1)/.........          0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/ 0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 0.22% to 0.58% 49.43% to 49.79% (41.15%) to (41.00%) (41.63%) to (41.49%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                   Sub-Account
                                      ----------------------------------------------------------------------
                                                              Small Cap Index Trust
                                      ----------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended        Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02        Dec. 31/01
                                      ---------------- ---------------- -------------------- ---------------
Units, beginning of year.............          162,048          226,973               58,468           3,750
Units issued.........................          586,135          280,118              325,076         104,968
Units redeemed.......................        (294,215)        (345,043)            (156,571)        (50,250)
                                      ---------------- ---------------- -------------------- ---------------
Units, end of year...................          453,968          162,048              226,973          58,468
                                      ================ ================ ==================== ===============
Unit value, end of year..............  $15.48 - $15.66  $13.28 - $13.38        $9.17 - $9.21 $11.75 - $11.77

Assets, end of year..................       $7,067,046       $2,159,093           $2,085,303        $687,114

Investment income ratio/(1)/.........            0.34%            0.00%                1.05%           5.76%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%  0.55% to 0.65%
Total return, lowest to highest/(3)/. 16.56% to 16.92% 44.85% to 45.20% (21.98%) to (21.79%)  0.85% to 0.94%

                                                     Sub-Account
                                          ---------------------------------
                                            Small Cap Opportunities Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                          ---------------- ----------------
    Units, beginning of year.............           28,153               --
    Units issued.........................           98,813           32,131
    Units redeemed.......................         (52,634)          (3,978)
                                          ---------------- ----------------
    Units, end of year...................           74,332           28,153
                                          ================ ================
    Unit value, end of year..............  $21.77 - $21.88  $17.43 - $17.45

    Assets, end of year..................       $1,625,557         $491,037

    Investment income ratio/(1)/.........            0.03%            0.00%
    Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
    Total return, lowest to highest/(3)/. 24.96% to 25.34% 39.40% to 39.64%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                    Sub-Account
                                      ------------------------------------------------------------------------
                                                             Small Company Blend Trust
                                      ------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      --------------- ---------------- -------------------- ------------------
Units, beginning of year.............         269,799          262,861              259,656            105,856
Units issued.........................          97,890          216,346              475,065            237,942
Units redeemed.......................       (247,385)        (209,408)            (471,860)           (84,142)
                                      --------------- ---------------- -------------------- ------------------
Units, end of year...................         120,304          269,799              262,861            259,656
                                      =============== ================ ==================== ==================
Unit value, end of year.............. $11.95 - $13.65  $11.21 - $12.79        $8.07 - $9.20    $10.89 - $12.39

Assets, end of year..................      $1,624,586       $3,332,298           $2,353,394         $3,178,735

Investment income ratio/(1)/.........           0.00%            0.00%                0.20%              0.00%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/.  6.51% to 6.71% 38.79% to 39.08% (26.04%) to (25.89%) (2.94%) to (2.84%)

                                                                  Sub-Account
                                      --------------------------------------------------------------------
                                                           Small Company Value Trust
                                      --------------------------------------------------------------------
                                         Year Ended       Year Ended        Year Ended       Year Ended
                                         Dec. 31/04       Dec. 31/03        Dec. 31/02       Dec. 31/01
                                      ---------------- ---------------- ------------------ ---------------
Units, beginning of year.............        1,151,115        1,194,763            521,854         255,050
Units issued.........................        1,166,644        1,030,795          1,822,893         529,457
Units redeemed.......................        (791,942)      (1,074,443)        (1,149,984)       (262,653)
                                      ---------------- ---------------- ------------------ ---------------
Units, end of year...................        1,525,817        1,151,115          1,194,763         521,854
                                      ================ ================ ================== ===============
Unit value, end of year..............  $15.67 - $23.28  $12.60 - $18.70     $9.49 - $14.07 $10.15 - $15.03

Assets, end of year..................      $24,396,927      $15,104,792        $11,607,392      $5,349,826

Investment income ratio/(1)/.........            0.15%            0.44%              0.25%           0.18%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%     0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/. 24.38% to 24.76% 32.81% to 33.12% (6.53%) to (6.30%)  5.85% to 6.11%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                            -----------------------------
                                                 Special Value Trust
                                            -----------------------------
                                               Year Ended    Period Ended
                                               Dec. 31/04    Dec. 31/03^
                                            ---------------- ------------
      Units, beginning of year.............           10,527         --
      Units issued.........................            3,178     20,755
      Units redeemed.......................          (1,756)   (10,228)
                                            ----------------   --------
      Units, end of year...................           11,949     10,527
                                            ================   ========
      Unit value, end of year..............  $18.81 - $18.87     $15.77

      Assets, end of year..................         $225,420   $166,036

      Investment income ratio/(1)/.........            0.00%      0.00%
      Expense ratio, lowest to highest/(2)/   0.45% to 0.65%      0.45%
      Total return, lowest to highest/(3)/. 19.40% to 19.65%     26.18%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                Sub-Account
                                      ----------------------------------------------------------------
                                                            Strategic Bond Trust
                                      ----------------------------------------------------------------
                                        Year Ended       Year Ended      Year Ended      Year Ended
                                        Dec. 31/04       Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      --------------- ---------------- --------------- ---------------
Units, beginning of year.............         169,132          221,458         183,559          69,600
Units issued.........................         290,490          397,326         428,880         204,490
Units redeemed.......................       (220,847)        (449,652)       (390,981)        (90,531)
                                      --------------- ---------------- --------------- ---------------
Units, end of year...................         238,775          169,132         221,458         183,559
                                      =============== ================ =============== ===============
Unit value, end of year.............. $18.32 - $20.38  $17.27 - $19.15 $15.36 - $16.98 $14.17 - $15.62

Assets, end of year..................      $4,821,612       $3,179,959      $3,701,587      $2,855,362

Investment income ratio/(1)/.........           3.88%            6.69%           5.15%           4.49%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%  0.45% to 0.65%  0.55% to 0.65%
Total return, lowest to highest/(3)/.  5.98% to 6.29% 12.38% to 12.66%  8.25% to 8.47%  5.55% to 5.66%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                 Sub-Account
                                      ------------------------------------------------------------------
                                                            Strategic Growth Trust
                                      ------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended      Period Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      --------------- ---------------- -------------------- ------------
Units, beginning of year.............         153,437          123,666               68,964         --
Units issued.........................         117,728          109,988              335,268     69,524
Units redeemed.......................       (172,448)         (80,217)            (280,566)      (560)
                                      --------------- ---------------- --------------------   --------
Units, end of year...................          98,717          153,437              123,666     68,964
                                      =============== ================ ====================   ========
Unit value, end of year.............. $10.47 - $10.56    $9.89 - $9.95        $7.85 - $7.88     $10.97

Assets, end of year..................      $1,039,479       $1,522,884             $972,517   $756,713

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%      0.00%
Expense ratio, lowest to highest/(2)/  0.40% to 0.65%   0.40% to 0.65%       0.40% to 0.65%      0.65%
Total return, lowest to highest/(3)/.  5.87% to 6.14% 26.04% to 26.35% (28.50%) to (28.33%)   (12.22%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                     Sub-Account
                                                ----------------------
                                                Strategic Income Trust
                                                ----------------------
                                                     Period Ended
                                                     Dec. 31/04##
                                                ----------------------
          Units, beginning of year.............                 --
          Units issued.........................              2,246
          Units redeemed.......................               (21)
                                                   ---------------
          Units, end of year...................              2,225
                                                   ===============
          Unit value, end of year..............    $13.56 - $13.57

          Assets, end of year..................            $30,167

          Investment income ratio/(1)/.........              6.19%
          Expense ratio, lowest to highest/(2)/     0.45% to 0.65%
          Total return, lowest to highest/(3)/.     8.46% to 8.60%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                             Strategic Opportunities Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          588,318          895,938              706,044              863,681
Units issued.........................          299,516          493,480              804,779              529,543
Units redeemed.......................        (491,171)        (801,100)            (614,885)            (687,180)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          396,663          588,318              895,938              706,044
                                      ================ ================ ==================== ====================
Unit value, end of year..............   $9.17 - $12.43   $8.21 - $11.09        $6.56 - $8.84      $10.77 - $14.47

Assets, end of year..................       $4,732,242       $5,962,880           $7,208,068           $9,806,062

Investment income ratio/(1)/.........            0.09%            0.00%                0.00%                0.51%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 11.58% to 11.93% 25.03% to 25.34% (39.16%) to (39.04%) (15.81%) to (15.72%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                 Strategic Value Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01*
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          235,464           34,516                9,069                   --
Units issued.........................           79,793          211,670               29,192                9,089
Units redeemed.......................        (243,643)         (10,722)              (3,745)                 (20)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................           71,614          235,464               34,516                9,069
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.56 - $11.66    $9.86 - $9.93        $7.71 - $7.73      $10.65 - $10.67

Assets, end of year..................         $832,892       $2,330,657             $266,768              $96,738

Investment income ratio/(1)/.........            0.25%            0.01%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/. 17.23% to 17.52% 27.94% to 28.27% (27.66%) to (27.52%) (14.77%) to (14.67%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                Sub-Account
                                      ---------------------------------------------------------------
                                                            Total Return Trust
                                      ---------------------------------------------------------------
                                        Year Ended      Year Ended      Year Ended      Year Ended
                                        Dec. 31/04      Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      --------------- --------------- --------------- ---------------
Units, beginning of year.............       2,319,152       2,315,832       1,419,177         340,762
Units issued.........................       2,668,560       1,537,006       3,545,219       1,361,346
Units redeemed.......................     (2,153,777)     (1,533,686)     (2,648,564)       (282,931)
                                      --------------- --------------- --------------- ---------------
Units, end of year...................       2,833,935       2,319,152       2,315,832       1,419,177
                                      =============== =============== =============== ===============
Unit value, end of year.............. $17.28 - $17.53 $16.57 - $16.70 $15.89 - $15.97 $14.60 - $14.65

Assets, end of year..................     $49,394,073     $38,643,292     $36,916,915     $20,755,404

Investment income ratio/(1)/.........           3.71%           2.77%           2.58%           2.22%
Expense ratio, lowest to highest/(2)/  0.30% to 0.65%  0.40% to 0.65%  0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/.  4.28% to 4.65%  4.32% to 4.60%  8.80% to 9.08%  7.58% to 7.85%

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                            Total Stock Market Index Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          371,604          181,207              309,502              118,184
Units issued.........................          405,051          467,766              327,720              302,834
Units redeemed.......................        (545,752)        (277,369)            (456,015)            (111,516)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          230,903          371,604              181,207              309,502
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.10 - $11.23   $9.99 - $10.07        $7.71 - $7.74        $9.85 - $9.87

Assets, end of year..................       $2,572,128       $3,719,559           $1,397,047           $3,050,162

Investment income ratio/(1)/.........            0.73%            0.00%                0.42%                1.20%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 11.02% to 11.35% 29.69% to 30.02% (21.80%) to (21.65%) (11.99%) to (11.90%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                    Sub-Account
                                      ------------------------------------------------------------------------
                                                          U.S. Government Securities Trust
                                      ------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      --------------- ---------------- -------------------- ------------------
Units, beginning of year.............         595,722        1,081,467              719,661            199,345
Units issued.........................         625,354          950,497            1,334,914            694,784
Units redeemed.......................       (679,384)      (1,436,242)            (973,108)          (174,468)
                                      --------------- ---------------- -------------------- ------------------
Units, end of year...................         541,692          595,722            1,081,467            719,661
                                      =============== ================ ==================== ==================
Unit value, end of year.............. $15.08 - $16.15  $14.76 - $15.78      $14.60 - $15.59    $13.61 - $14.52

Assets, end of year..................      $8,245,778       $8,887,862          $16,062,944         $9,992,662

Investment income ratio/(1)/.........           1.95%            4.00%                3.29%              4.63%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/.  2.21% to 2.54%   1.07% to 1.32%       7.30% to 7.56%     6.33% to 6.55%

                                                                    Sub-Account
                                      ------------------------------------------------------------------------
                                                                U.S. Large Cap Trust
                                      ------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      --------------- ---------------- -------------------- ------------------
Units, beginning of year.............         284,605          268,376              277,574            157,692
Units issued.........................       1,930,714          230,093              443,269            379,250
Units redeemed.......................       (575,288)        (213,864)            (452,467)          (259,368)
                                      --------------- ---------------- -------------------- ------------------
Units, end of year...................       1,640,031          284,605              268,376            277,574
                                      =============== ================ ==================== ==================
Unit value, end of year.............. $13.91 - $14.07  $12.79 - $12.89        $9.38 - $9.44    $12.61 - $12.66

Assets, end of year..................     $22,836,763       $3,646,301           $2,521,529         $3,505,205

Investment income ratio/(1)/.........           0.09%            0.39%                0.36%              0.27%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/.  8.68% to 9.01% 36.17% to 36.52% (25.67%) to (25.49%) (3.18%) to (2.98%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                                Utilities Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............           12,829            4,043                5,383         --
Units issued.........................           57,841           34,544               12,660      5,433
Units redeemed.......................         (30,453)         (25,758)             (14,000)       (50)
                                      ---------------- ---------------- --------------------   --------
Units, end of year...................           40,217           12,829                4,043      5,383
                                      ================ ================ ====================   ========
Unit value, end of year..............  $12.15 - $12.26    $9.45 - $9.50        $7.07 - $7.09      $9.31

Assets, end of year..................         $489,462         $121,451              $28,615    $50,102

Investment income ratio/(1)/.........            0.54%            0.56%                0.01%      0.73%
Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.45% to 0.65%       0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/. 28.57% to 28.91% 33.64% to 33.93% (24.04%) to (23.89%)   (25.55%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                   Sub-Account
                                      ----------------------------------------------------------------------
                                                                   Value Trust
                                      ----------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended        Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02        Dec. 31/01
                                      ---------------- ---------------- -------------------- ---------------
Units, beginning of year.............          720,769          715,767              700,592         281,401
Units issued.........................        1,280,008          639,080              622,576         639,311
Units redeemed.......................        (920,018)        (634,078)            (607,401)       (220,120)
                                      ---------------- ---------------- -------------------- ---------------
Units, end of year...................        1,080,759          720,769              715,767         700,592
                                      ================ ================ ==================== ===============
Unit value, end of year..............  $18.71 - $21.18  $16.33 - $18.39      $11.84 - $13.31 $15.42 - $17.26

Assets, end of year..................      $22,720,877      $12,699,749           $9,377,558     $11,984,303

Investment income ratio/(1)/.........            0.53%            1.23%                0.85%           0.53%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/. 14.43% to 14.83% 37.86% to 38.20% (23.31%) to (23.11%)  2.75% to 3.00%

/(1)/ These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in unit values. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trusts except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trusts is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
/(2)/ These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Trust portfolio are excluded.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

/(3)/ These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Related Party Transactions

Manulife Financial Securities LLC, a registered broker-dealer and wholly owned subsidiary of ManUSA, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either Manulife Financial Securities LLC or other broker-dealers having distribution agreements with Manulife Financial Securities LLC who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

The Company has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this agreement, the Company pays for legal, actuarial, investment and certain other administrative services.

8. Subsequent Event

Effective January 1, 2005, the following name changes occurred:

             Previous Name                            New Name
             -------------                            --------
   The Manufacturers Life Insurance          John Hancock Life Insurance
           Company (U.S.A.)                       Company (U.S.A.)
   Manulife Financial Securities LLC        John Hancock Distributors LLC
    Manufacturers Investment Trust               John Hancock Trust
   The Manufacturers Life Insurance
                Company                  John Hancock Life Insurance Company

                         Prospectus dated May 1, 2005

                 John Hancock Life Insurance Company (U.S.A.)*
                              Separate Account N

                                 Corporate VUL
               A Flexible Premium Variable Life Insurance Policy

Science & Technology         American Growth            American Growth-Income
Pacific Rim                  U.S. Global Leaders Growth Equity-Income
Health Sciences              Quantitative All Cap       American Blue Chip Income and Growth
Emerging Growth              All Cap Core               Income & Value
Emerging Small Company       Large Cap Growth           PIMCO VIT All Asset Portfolio
Small Cap                    Total Stock Market Index   Global Allocation
Small Cap Index              Blue Chip Growth           High Yield
Small Company                U.S. Large Cap             U.S. High Yield Bond
Dynamic Growth               Core Equity                Strategic Bond
Mid Cap Stock                Strategic Value            Strategic Income
Natural Resources            Large Cap Value            Global Bond
All Cap Growth               Classic Value              Investment Quality Bond
Strategic Opportunities      Utilities                  Total Return
Financial Services           Real Estate Securities     Real Return Bond
International Opportunities  Small Cap Opportunities    Core Bond
International Stock          Small Company Value        Active Bond
International Small Cap      Special Value              U.S. Government Securities
International Equity Index A Mid Cap Value              Money Market
American International       Value                      Lifestyle Aggressive 1000
International Value          All Cap Value              Lifestyle Growth 820
Quantitative Mid Cap         500 Index                  Lifestyle Balanced 640
Mid Cap Index                Fundamental Value          Lifestyle Moderate 460
Mid Cap Core                 Growth & Income            Lifestyle Conservative 280
Global                       Large Cap
Capital Appreciation         Quantitative Value

                            * * * * * * * * * * * *

   The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

* Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company (U.S.A.)" and we referred to the Separate Account as "The Manufacturers Life Insurance Company (U.S.A.) Separate Account N."

   CVUL04 5/2005

                               TABLE OF CONTENTS

       RISKS/BENEFITS SUMMARY.......................................    4
          Benefits..................................................    4
          Risks.....................................................    4
       FEE TABLES...................................................    5
       TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS.......   10
       POLICY SUMMARY...............................................   17
          General...................................................   17
          Death Benefits............................................   17
          Premiums..................................................   18
          Policy Value..............................................   18
          Policy Loans..............................................   18
          Surrender and Partial Withdrawals.........................   18
          Lapse and Reinstatement...................................   18
          Charges and Deductions....................................   19
          Investment Options and Investment Subadvisers.............   19
          Investment Management Fees and Expenses...................   19
       GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS, AND THE
         SEPARATE ACCOUNT...........................................   19
          John Hancock USA..........................................   19
          Ratings...................................................   20
          The Separate Account......................................   20
       ISSUING A POLICY.............................................   20
          Use of the Policy.........................................   20
          Requirements..............................................   21
          Temporary Insurance Agreement.............................   21
          Underwriting..............................................   21
          Right to Examine the Policy...............................   22
          Life Insurance Qualification..............................   22
       DEATH BENEFITS...............................................   23
          Flexible Term Insurance Option Rider......................   24
          Death Benefit Options.....................................   25
          Changing the Death Benefit Option.........................   25
          Changing the Face Amount and Scheduled Death Benefits.....   26
       PREMIUM PAYMENTS.............................................   28
          Initial Premiums..........................................   28
          Subsequent Premiums.......................................   28
          Premium Limitations.......................................   29
          Premium Allocation........................................   29
       CHARGES AND DEDUCTIONS.......................................   29
          Premium Load..............................................   29
          Sales Load................................................   29
          Monthly Deductions........................................   30
          Asset Based Risk Charge Deducted from Investment Accounts.   31
          Investment Management Fees and Expenses...................   31
          Reduction in Charges and Enhanced Surrender Values........   31
       COMPANY TAX CONSIDERATIONS...................................   32
       POLICY VALUE.................................................   32
          Determination of the Policy Value.........................   32
          Units and Unit Values.....................................   32
          Transfers of Policy Value.................................   33

                  POLICY LOANS............................  34
                     Interest Charged on Policy Loans.....  34
                     Loan Account.........................  34
                  POLICY SURRENDER AND PARTIAL WITHDRAWALS  35
                     Policy Surrender.....................  35
                     Partial Withdrawals..................  35
                  LAPSE AND REINSTATEMENT.................  36
                     Lapse................................  36
                     Reinstatement........................  36
                  THE GENERAL ACCOUNT.....................  36
                     Fixed Account........................  36
                  OTHER PROVISIONS OF THE POLICY..........  37
                     Policyowner Rights...................  37
                     Beneficiary..........................  37
                     Incontestability.....................  37
                     Misstatement of Age or Sex...........  38
                     Suicide Exclusion....................  38
                     Supplementary Benefits...............  38
                  TAX TREATMENT OF THE POLICY.............  38
                     Life Insurance Qualification.........  38
                     Tax Treatment of Policy Benefits.....  40
                     Alternate Minimum Tax................  43
                     Income Tax Reporting.................  43
                  OTHER INFORMATION.......................  43
                     Payment of Proceeds..................  43
                     Reports to Policyowners..............  43
                     Distribution of Policies.............  44
                     Responsibilities of John Hancock USA.  45
                     Voting Rights........................  45
                     Substitution of Portfolio Shares.....  46
                     Records and Accounts.................  46
                     State Regulation.....................  46
                     Further Information..................  46
                     Financial Statements.................  47
                  APPENDIX A: DEFINITIONS................. A-1

   This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus, the Portfolio prospectuses, or the corresponding Statements of Additional Information.

   The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

   Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

                            RISKS/BENEFITS SUMMARY

Benefits

   Some of the benefits of purchasing the Policy are described below.

   Death Benefit Protection: This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the Policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

   Access To Your Policy Values: Variable life insurance offers access to Policy Value. You may borrow against your Policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations on partial withdrawals. See "Policy Surrender and Partial Withdrawals" for further information.

   Tax Deferred Accumulation: Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policyowner.

   Investment Options: In addition to the Fixed Account, the Policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the Portfolio prospectuses.

   Flexibility: The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and an additional policy rider. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

Risks

   Some of the risks of purchasing the Policy are described below.

   Fluctuating Investment Performance: Policy Value invested in a sub-account is not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the Portfolio prospectuses. You should review these prospectuses carefully before allocating Policy Value to any sub-accounts.

   Unsuitable for Short-Term Investment: The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.

   Policy Lapse: Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A Policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the Policy may be treated as ordinary income subject to tax. Since withdrawals reduce your Policy Value, withdrawals increase the risk of lapse.

   Decreasing Death Benefit: Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your Policy's death benefit.

   Adverse Consequences of Early Surrender: Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the Policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential Policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the Policy.

   Adverse Tax Consequences: You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

                                  FEE TABLES

   The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the Policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

      ------------------------------------------------------------------------------------
                               Transaction Fees
      ------------------------------------------------------------------------------------
               Charge           When Charge is Deducted  Amount Deducted
      ------------------------------------------------------------------------------------
      Maximum Premium Load      Upon receipt of premium  2.5% of each premium paid
      Imposed on Premium (Load)
      ------------------------------------------------------------------------------------
      Maximum Sales Load        Upon receipt of premium  13% (Coverage Year 1)/1/
      Imposed on Premium
      ------------------------------------------------------------------------------------
      Transfer Fees             Upon transfer            $25 (only applies to transfers in
                                                         excess of 12 in a Policy Year)
      ------------------------------------------------------------------------------------
      Dollar Cost Averaging     Upon transfer           Guaranteed              $5.00
                                                        ----------             ------
                                                         Current                $0.00
      ------------------------------------------------------------------------------------
      Asset Allocation Balancer Upon transfer           Guaranteed             $15.00
                                                        ----------             ------
                                                         Current                $0.00
      ------------------------------------------------------------------------------------

1  The Sales Load declines in subsequent Coverage Years as noted below:

               -------------------------------------------------
               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
               -------------------------------------------------
                     1       13.00%     4             2.50%
               -------------------------------------------------
               -------------------------------------------------
                     2       6.25%      5             0.50%
               -------------------------------------------------
               -------------------------------------------------
                     3       3.50%      6             0.50%
               -------------------------------------------------
               -------------------------------------------------
                                        7+            0.00%
               -------------------------------------------------

   The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the Policy, not including fees and expenses of the Portfolios, the underlying variable investment options for your Policy.

-------------------------------------------------------------------------------------------------------------
                                 Charges Other Than Those of the Portfolios
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                      When Charge is
       Charge            Deducted                                Amount Deducted
-------------------------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------
Cost of Insurance/1/     Monthly     Minimum and Maximum Charge           The possible range of the cost of
                                                                          insurance is from $0.00 to $83.33
                                                                          per month per $1,000 of the net
                                                                          amount at risk.
                                     ------------------------------------------------------------------------
                                     ------------------------------------------------------------------------
                                     Charge for a Representative          The Cost of Insurance rate is $0.08
                                     Policyowner (a 45 year old non-      per month per $1,000 of the net
                                     smoking male) (rating                amount at risk.
                                     classification is for short form
                                     underwriting)
                                     ------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Cost of Insurance -      Monthly     Minimum and Maximum Charges          The possible range of the cost of
Optional FTIO Rider                                                       insurance is from $0.00 to $83.33
(Flexible Term                                                            per month per $1,000 of the net
Insurance Option)/1/                                                      amount at risk
                                     ------------------------------------------------------------------------
                                     Charge for a Representative          The Cost of Insurance rate is $0.38
                                     Policyowner (a 45 year old non       per month per $1,000 of the net
                                     -smoking male) rating classification amount at risk
                                     is for short form underwriting)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mortality and Expense    Monthly     0.50% annually/2/
Risk Fees
-------------------------------------------------------------------------------------------------------------

                      --------------------------------------------------------
                      Charges Other Than Those of the Portfolios
                      --------------------------------------------------------
                      --------------------------------------------------------
                                        When Charge is
                          Charge           Deducted       Amount Deducted
                      --------------------------------------------------------
                      --------------------------------------------------------
                      Administration       Monthly        $12 per Policy Month
                      Fees
                      --------------------------------------------------------
                      --------------------------------------------------------
                      Loan Interest        Annually       0.75%/3/
                        Rate
                      (Net)
                      --------------------------------------------------------

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular Policyowner will pay. A policyowner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.

2  Currently the Company is charging the following rates:

                            ------------------------
                            Policy Years Annual Rate
                            ------------------------
                            ------------------------
                                1-10     0.45%
                            ------------------------
                            ------------------------
                                11+      0.20%
                            ------------------------

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.


   The next table describes the minimum and maximum annual operating expenses of the Portfolios that you will pay during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios, as a percentage of the Portfolio's average net assets for 2004. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolios.

                                  Annual Operating Expense of the Portfolios
                              (Expenses that are Deducted from Portfolio Assets)
--------------------------------------------------------------------------------------------------------------
                                                                                               Minimum Maximum
--------------------------------------------------------------------------------------------------------------
Expenses that are deducted from the Portfolio assets, including advisory fees, Rule 12b-1 fees
 and other expenses                                                                             0.56%.  1.67%.

* The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the maximum expenses would be 1.59%. Expense reimbursements may be terminated at any time.

   The next table describes fees and expenses for each of the Portfolios, as a percentage of the Portfolio's average net assets for the fiscal year ending December 31, 2004. For certain funds which commenced operations on April 29 2005, the percentages are based on estimates of the average daily net assets for the current year. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios.

  ----------------------------------------------------------------------------
                         Management                            Total Portfolio
        Portfolio           Fees     12b-1 Fees Other Expenses    Expenses
  ----------------------------------------------------------------------------
  Science & Technology      1.04%/C/    0.05%        0.07%          1.16%
  ----------------------------------------------------------------------------
  Pacific Rim               0.80%       0.05%        0.28%          1.13%
  ----------------------------------------------------------------------------
  Health Sciences           1.05%/C/    0.05%        0.11%          1.21%
  ----------------------------------------------------------------------------
  Emerging Growth           0.80%       0.05%        0.07%          0.92%
  ----------------------------------------------------------------------------
  Emerging Small Company    1.00%       0.05%        0.06%          1.11%
  ----------------------------------------------------------------------------
  Small Cap/A/              0.85%       0.05%        0.07%          0.97%
  ----------------------------------------------------------------------------
  Small Cap Index           0.49%       0.05%        0.03%          0.57%
  ----------------------------------------------------------------------------
  Small Company             1.05%       0.05%        0.57%          1.67%/D/
  ----------------------------------------------------------------------------
  Dynamic Growth            0.95%       0.05%        0.07%          1.07%
  ----------------------------------------------------------------------------
  Mid Cap Stock             0.86%       0.05%        0.05%          0.96%
  ----------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                Management                            Total Portfolio
           Portfolio               Fees     12b-1 Fees Other Expenses    Expenses
-------------------------------------------------------------------------------------
Natural Resources                  1.01%       0.05%        0.07%          1.13%
-------------------------------------------------------------------------------------
All Cap Growth                     0.89%       0.05%        0.06%          1.00%
-------------------------------------------------------------------------------------
Strategic Opportunities            0.80%       0.05%        0.07%          0.92%
-------------------------------------------------------------------------------------
Financial Services/G/              0.88%       0.05%        0.08%          1.01%
-------------------------------------------------------------------------------------
International Opportunities/A/     1.00%       0.05%        0.20%          1.25%
-------------------------------------------------------------------------------------
International Stock                0.95%       0.05%        0.16%          1.16%
-------------------------------------------------------------------------------------
International Small Cap            1.00%       0.05%        0.19%          1.24%
-------------------------------------------------------------------------------------
International Equity Index A/A/    0.55%       0.05%        0.06%          0.66%
-------------------------------------------------------------------------------------
American International/F/          0.54%       0.60%        0.08%          1.22%
-------------------------------------------------------------------------------------
International Value                0.87%/E/    0.05%        0.15%          1.07%
-------------------------------------------------------------------------------------
Quantitative Mid Cap Value         0.75%       0.05%        0.09%          0.89%
-------------------------------------------------------------------------------------
Mid Cap Index                      0.49%       0.05%        0.03%          0.57%
-------------------------------------------------------------------------------------
Mid Cap Core                       0.90%       0.05%        0.16%          1.11%
-------------------------------------------------------------------------------------
Global                             0.85%/E/    0.05%        0.15%          1.05%
-------------------------------------------------------------------------------------
Capital Appreciation               0.85%       0.05%        0.07%          0.97%
-------------------------------------------------------------------------------------
American Growth/F/                 0.35%       0.60%        0.03%          0.98%
-------------------------------------------------------------------------------------
U.S. Global Leaders Growth         0.71%       0.05%        0.73%          1.49%/D/
-------------------------------------------------------------------------------------
Quantitative All Cap               0.71%       0.05%        0.05%          0.81%
-------------------------------------------------------------------------------------
All Cap Core                       0.80%       0.05%        0.07%          0.92%
-------------------------------------------------------------------------------------
Large Cap Growth                   0.85%       0.05%        0.06%          0.96%
-------------------------------------------------------------------------------------
Total Stock Market Index           0.49%       0.05%        0.03%          0.57%
-------------------------------------------------------------------------------------
Blue Chip Growth                   0.82%/C/    0.05%        0.04%          0.91%
-------------------------------------------------------------------------------------
U.S. Large Cap                     0.82%       0.05%        0.06%          0.93%
-------------------------------------------------------------------------------------
Core Equity                        0.85%       0.05%        0.06%          0.96%
-------------------------------------------------------------------------------------
Strategic Value                    0.85%       0.05%        0.09%          0.99%
-------------------------------------------------------------------------------------
Large Cap Value                    0.85%       0.05%        0.13%          1.03%
-------------------------------------------------------------------------------------
Classic Value                      0.87%       0.05%        0.56%          1.48%/D/
-------------------------------------------------------------------------------------
Utilities                          0.85%       0.05%        0.25%          1.15%
-------------------------------------------------------------------------------------
Real Estate Securities             0.70%       0.05%        0.05%          0.80%
-------------------------------------------------------------------------------------
Small Cap Opportunities            1.00%       0.05%        0.08%          1.13%
-------------------------------------------------------------------------------------
Small Company Value                1.04%       0.05%        0.01%          1.10%
-------------------------------------------------------------------------------------
Special Value                      1.00%       0.05%        0.28%          1.33%
-------------------------------------------------------------------------------------
Mid Cap Value                      0.87%       0.05%        0.05%          0.97%
-------------------------------------------------------------------------------------
Value                              0.74%       0.05%        0.06%          0.85%
-------------------------------------------------------------------------------------
All Cap Value                      0.84%       0.05%        0.06%          0.95%
-------------------------------------------------------------------------------------
500 Index                          0.46%       0.05%        0.05%          0.56%
-------------------------------------------------------------------------------------
Fundamental Value/G/               0.84%       0.05%        0.05%          0.94%
-------------------------------------------------------------------------------------
Growth & Income                    0.65%       0.05%        0.04%          0.74%
-------------------------------------------------------------------------------------
Large Cap/A/                       0.85%       0.05%        0.15%          1.05%
-------------------------------------------------------------------------------------
Quantitative Value                 0.70%       0.05%        0.08%          0.83%
-------------------------------------------------------------------------------------
American Growth-Income/F/          0.29%       0.60%        0.03%          0.92%
-------------------------------------------------------------------------------------
Equity-Income                      0.81%/C/    0.05%        0.05%          0.91%
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                        Management                           Total Portfolio
               Portfolio                   Fees    12b-1 Fees Other Expenses    Expenses
--------------------------------------------------------------------------------------------
American Blue Chip Income and Growth/F/    0.45%      0.60%        0.05%          1.10%
--------------------------------------------------------------------------------------------
Income & Value                             0.79%      0.05%        0.04%          0.88%
--------------------------------------------------------------------------------------------
Pimco VIT All Asset Portfolio              0.20%      0.45%        0.88%          1.53%/H/
--------------------------------------------------------------------------------------------
Global Allocation                          0.85%      0.05%        0.20%          1.10%
--------------------------------------------------------------------------------------------
High Yield                                 0.68%      0.05%        0.07%          0.80%
--------------------------------------------------------------------------------------------
U.S. High Yield Bond/A/                    0.75%      0.05%        0.21%          1.01%
--------------------------------------------------------------------------------------------
Strategic Bond                             0.70%      0.05%        0.08%          0.83%
--------------------------------------------------------------------------------------------
Strategic Income                           0.73%      0.05%        0.46%          1.24%
--------------------------------------------------------------------------------------------
Global Bond                                0.70%      0.05%        0.10%          0.85%
--------------------------------------------------------------------------------------------
Investment Quality Bond                    0.60%      0.05%        0.09%          0.74%
--------------------------------------------------------------------------------------------
Total Return                               0.70%      0.05%        0.05%          0.80%
--------------------------------------------------------------------------------------------
Real Return Bond                           0.70%      0.05%        0.07%          0.82%
--------------------------------------------------------------------------------------------
Core Bond/A/                               0.69%      0.05%        0.21%          0.95%
--------------------------------------------------------------------------------------------
Active Bond/A/                             0.61%      0.05%        0.04%          0.70%
--------------------------------------------------------------------------------------------
U.S. Government Securities                 0.62%      0.05%        0.07%          0.74%
--------------------------------------------------------------------------------------------
Money Market                               0.48%      0.05%        0.03%          0.56%
--------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000/B/               0.05%      0.05%        1.02%          1.12%
--------------------------------------------------------------------------------------------
Lifestyle Growth 820/B/                    0.05%      0.05%        0.95%          1.05%
--------------------------------------------------------------------------------------------
Lifestyle Balanced 640/B/                  0.05%      0.05%        0.90%          1.00%
--------------------------------------------------------------------------------------------
Lifestyle Moderate 460/B/                  0.05%      0.05%        0.87%          0.97%
--------------------------------------------------------------------------------------------
Lifestyle Conservative 280/B/              0.05%      0.05%        0.79%          0.89%
--------------------------------------------------------------------------------------------

A Commenced operations on April 29, 2005. Percentages are based on estimates of the net assets for the current fiscal year.

B Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust.

   "Other Expenses" reflects the expenses of the underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Portfolio Expenses" would be:

           ---------------------------------------------------------
                                                     Total Portfolio
                                      Other Expenses    Expenses
           ---------------------------------------------------------
           Lifestyle Aggressive 1000       1.01%          1.11%
           ---------------------------------------------------------
           Lifestyle Growth 820            0.94%          1.04%
           ---------------------------------------------------------
           Lifestyle Balanced 640          0.89%          0.99%
           ---------------------------------------------------------
           Lifestyle Moderate 460          0.86%          0.96%
           ---------------------------------------------------------
           Lifestyle Conservative 280      0.78%          0.88%
           ---------------------------------------------------------

   This voluntary expense reimbursement may be terminated at any time.
C The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology, Health Sciences, Blue Chip Growth, Equity-Income, Mid Value and Small Company Value Portfolios. The waiver is based on the combined assets of these portfolios. If these combined assets exceed specified amounts, the fee reduction will be increased.

   The fee reductions are applied to the advisory fees of each of the five Portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the advisory fees for these Portfolios would be:

                           --------------------------
                           Science & Technology 1.01%
                           --------------------------
                           Health Sciences      1.02%
                           --------------------------
                           Blue Chip Growth     0.79%
                           --------------------------
                           Equity-Income        0.78%
                           --------------------------
                           Small Company Value  1.01%
                           --------------------------

D For certain Portfolios, the Adviser reduces its advisory fee or reimburses the Portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business) exceed certain annual rates. In the case of the Small Company, U.S. Global Leaders Growth, and Classic Value Portfolios, the Adviser reimbursed the Portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Portfolio Expenses" would be:

           ---------------------------------------------------------
                                                     Total Portfolio
                                      Other Expenses    Expenses
           ---------------------------------------------------------
           Small Company                   0.49%          1.59%
           ---------------------------------------------------------
           U.S. Global Leaders Growth      0.50%          1.26%
           ---------------------------------------------------------
           Classic Value                   0.50%          1.42%
           ---------------------------------------------------------

   These voluntary expense reimbursements may be terminated at any time.
E Due to a decrease in the subadvisory fees for the Global and the International Value Portfolios, the Adviser voluntarily agreed to decrease its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such Portfolio does not exceed 0.35% of the Portfolio's average net assets. These advisory fee waivers may be rescinded at any time.

F Reflects the aggregate annual operating expenses of each Portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income Portfolios, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income Portfolios) voluntarily reduced investment advisory fees. If such fee waiver had been reflected, the Management Fee would be 0.34%, 0.53%, 0.44%, 0.28% and Total Portfolio Expenses would be 0.97%, 1.21%, 1.09%, and 091%.

G The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Portfolios to the amounts shown below. These management fee reductions may be terminated at any time.

          -----------------------------------------------------------
                                             Between
                                           $50 million
                                First          and       Excess Over
              Portfolio      $50 million* $500 million* $500 million*
          -----------------------------------------------------------
          Financial Services     0.85%        0.80%         0.75%
          -----------------------------------------------------------
          Fundamental Value      0.85%        0.80%         0.75%
          -----------------------------------------------------------

   * as a percentage of average net assets.

   If such management fee reduction were reflected, it is estimated that the management fees for these Portfolios would be as follows:

                            ------------------------
                            Financial Services 0.83%
                            ------------------------
                            Fundamental Value  0.79%
                            ------------------------

H Underlying PIMS Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying PIMS Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMS Funds. Underlying PIMS Fund expenses will vary with changes in the expenses of the Underlying PIMS Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying PIMS Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

            TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

   When you select a Separate Account investment option, we invest your money in shares of a corresponding Portfolio of the John Hancock Trust (or the PIMCO Variable Insurance Trust with respect to the All Asset Portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Policies and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

   The John Hancock Trust and the PIMCO Variable Insurance Trust are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") (formerly named "Manufacturers Securities Services, LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains.

   The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

   The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Portfolios of the John Hancock Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

   The following table describes a general description of the Portfolios that we make available under the Policies. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Separate Account investment option.

   The Portfolios available under the Policies are as follows:

--------------------------------------------------------------------------------------------------------------------
Portfolio              Portfolio Manager              Investment Description
--------------------------------------------------------------------------------------------------------------------
Science & Technology   T. Rowe Price Associates, Inc. Seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks
                                                      of companies expected to benefit from the development,
                                                      advancement, and use of science and technology. Current
                                                      income is incidental to the portfolio's objective.
--------------------------------------------------------------------------------------------------------------------
Pacific Rim            MFC Global Investment          Seeks long-term growth of capital by investing in a
                       Management (U.S.A.) Limited    diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations
                                                      domiciled in countries in the Pacific Rim region.
--------------------------------------------------------------------------------------------------------------------
Health Sciences        T. Rowe Price Associates, Inc. Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks
                                                      of companies engaged in the research, development,
                                                      production, or distribution of products or services related to health care, medicine, or the life sciences (collectively
                                                      termed "health sciences").
--------------------------------------------------------------------------------------------------------------------
Emerging Growth        MFC Global Investment          Seeks superior long-term rates of return through capital
                       Management (U.S.A.) Limited    appreciation by investing, under normal circumstances,
                                                      primarily in high quality securities and convertible
                                                      instruments of small-cap U.S. companies.
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company Franklin Advisers, Inc.        Seeks long-term growth of capital by investing, under
                                                      normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock
                                                      equity securities of companies with market capitalizations that approximately match the range of capitalization of the
                                                      Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.
--------------------------------------------------------------------------------------------------------------------
Small Cap              Independence Investment LLC    Seeks maximum capital appreciation consistent with
                                                      reasonable risk to principal by investing, under normal
                                                      market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under
                                                      $2 billion.
--------------------------------------------------------------------------------------------------------------------
Small Cap Index        MFC Global Investment          Seeks to approximate the aggregate total return of a small
                       Management (U.S.A.) Limited    cap U.S. domestic equity market index by attempting to
                                                      track the performance of the Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Small Company          American Century Investment    Seeks long-term capital growth by investing, under normal
                       Management, Inc.               market conditions, primarily in equity securities of smaller-
                                                      capitalization U.S. companies. The subadviser uses
                                                      quantitative, computer-driven models to construct the
                                                      portfolio of stocks for the Small Company Portfolio.
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth         Deutsche Asset Management Inc. Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.
--------------------------------------------------------------------------------------------------------------------
Mid Cap Stock          Wellington Management Company, Seeks long-term growth of capital by investing primarily in
                       LLP                            equity securities of mid-size companies with significant
                                                      capital appreciation potential.
--------------------------------------------------------------------------------------------------------------------
Natural Resources      Wellington Management Company, Seeks long-term total return by investing, under normal
                       LLP                            market conditions, primarily in equity and equity-related
                                                      securities of natural resource-related companies worldwide.
--------------------------------------------------------------------------------------------------------------------
All Cap Growth         AIM Capital Management, Inc.   Seeks long-term capital appreciation by investing the
                                                      portfolio's assets under normal market conditions,
                                                      principally in common stocks of companies that are likely to benefit from new or innovative products, services or
                                                      processes, as well as those that have experienced above
                                                      average, long-term growth in earnings and have excellent
                                                      prospects for future growth.
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Portfolio                    Portfolio Manager               Investment Description
-----------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities      Fidelity Management & Research  Seeks growth of capital by investing primarily in common
                             Company                         stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.
-----------------------------------------------------------------------------------------------------------------------------
Financial Services           Davis Advisors                  Seeks growth of capital by investing primarily in common
                                                             stocks of financial companies. During normal market
                                                             conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in
                                                             companies that are principally engaged in financial services.
                                                             A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least
                                                             50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
-----------------------------------------------------------------------------------------------------------------------------
International Opportunities  Marisco Capital Management, LLC Seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in
                                                             common stocks of foreign companies that are selected for
                                                             their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio
                                                             normally invests in issuers from at least three different
                                                             countries not including the U.S. The portfolio may invest in common stocks of companies operating in emerging
                                                             markets.
-----------------------------------------------------------------------------------------------------------------------------
International Stock          Deutsche Asset Management       Seeks long-term growth of capital by investing in stocks and
                             Investment Services Ltd.        other securities with equity characteristics of companies
                                                             located in the developed countries that make up the MSCI
                                                             EAFE Index.
-----------------------------------------------------------------------------------------------------------------------------
International Small Cap      Templeton Investment Counsel,   Seeks capital appreciation by investing primarily in the
                             Inc.                            common stock of companies located outside the U.S. which
                                                             have total stock market capitalization or annual revenues of
                                                             $1.5 billion or less ("small company securities").
-----------------------------------------------------------------------------------------------------------------------------
International Equity Index A SSgA Funds Management, Inc.     Seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by
                                                             attempting to track the performance of the MSCI All
                                                             Country World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series
                                                             II shares are available for sale to contracts purchased on or after May 13, 2002).
-----------------------------------------------------------------------------------------------------------------------------
American International       Capital Research Management     Invests all of its assets in Class 2 shares of the International
                             Company                         Fund, a series of American Fund Insurance Series. The
                                                             International Fund invests primarily in common stocks of
                                                             companies located outside the United States.
-----------------------------------------------------------------------------------------------------------------------------
International Value          Templeton Investment Counsel,   Seeks long-term growth of capital by investing, under
                             Inc.                            normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging
                                                             markets.
-----------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap         MFC Global Investment           Seeks long-term growth of capital by investing, under
                             Management (U.S.A.) Limited     normal market conditions, at least 80% of its total assets
                                                             (plus any borrowings for investment purposes) in U.S. mid-
                                                             cap stocks, convertible preferred stocks, convertible bonds and warrants.
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Index                MFC Global Investment           Seeks to approximate the aggregate total return of a mid cap
                             Management (U.S.A.) Limited     U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 AIM Capital Management, Inc.    Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including
                                                             convertible securities, of mid-capitalization companies.
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager                 Investment Description
----------------------------------------------------------------------------------------------------------------------------
Global                     Templeton Global Advisors         Seeks long-term capital appreciation by investing, under
                           Limited                           normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including
                                                             emerging markets.
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation       Jennison Associates LLC           Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the
                                                             subadviser believes have above-average growth prospects.
                                                             These companies are generally medium-to-large
                                                             capitalization companies.
----------------------------------------------------------------------------------------------------------------------------
American Growth            Capital Research Management       Invests all of its assets in Class 2 shares of the Growth Fund,
                           Company                           a series of American Fund Insurance Series. The Growth
                                                             Fund invests primarily in common stocks of companies that
                                                             appear to offer superior opportunities for growth of capital.
----------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Sustainable Growth Advisers, L.P. Seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of
                                                             "U.S. Global Leaders."
----------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap       MFC Global Investment             Seeks long-term growth of capital by investing, under
                           Management (U.S.A.) Limited       normal circumstances, primarily in equity securities of U.S.
                                                             companies. The portfolio will generally focus on equity
                                                             securities of U.S. companies across the three market
                                                             capitalization ranges of large, mid and small.
----------------------------------------------------------------------------------------------------------------------------
All Cap Core               Deutsche Asset Management Inc.    Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the
                                                             Russell 3000 Index.
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth           Fidelity Management & Research    Seeks long-term growth of capital by investing, under
                           Company                           normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.
----------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index   MFC Global Investment             Seeks to approximate the aggregate total return of a broad
                           Management (U.S.A.) Limited       U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.
----------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth           T. Rowe Price Associates, Inc.    Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth
                                                             companies. Many of the stocks in the portfolio are expected to pay dividends.
----------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap             Capital Guardian Trust Company    Seeks long-term growth of capital and income by investing
                                                             the portfolio's assets, under normal market conditions,
                                                             primarily in equity and equity-related securities of
                                                             companies with market capitalization greater than $500
                                                             million.
----------------------------------------------------------------------------------------------------------------------------
Core Equity                Legg Mason Funds Management,      Seeks long-term capital growth by investing, under normal
                           Inc.                              market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                                             The subadviser Seeks to purchase securities at large
                                                             discounts to the subadviser's assessment of their intrinsic value.
----------------------------------------------------------------------------------------------------------------------------
Strategic Value            Massachusetts Financial Services  Seeks capital appreciation by investing, under normal market
                           Company                           conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser
                                                             believes are undervalued in the market relative to their long term potential.
----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager                Investment Description
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value            Mercury Advisors                 Seeks long-term growth of capital by investing, under
                                                            normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the
                                                            U.S.
---------------------------------------------------------------------------------------------------------------------------
Classic Value              Pzena Investment Management,     Seeks long-term growth of capital by investing, under
                           LLC                              normal market conditions, at least 80% of its net assets in domestic equity securities.
---------------------------------------------------------------------------------------------------------------------------
Utilities                  Massachusetts Financial Services Seeks capital growth and current income (income above that
                           Company                          available from a portfolio invested entirely in equity
                                                            securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of
                                                            domestic and foreign companies in the utilities industry.
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities     Deutsche Asset Management Inc.   Seeks to achieve a combination of long-term capital
                                                            appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                                            companies.
---------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities    Munder Capital Management        Seeks long-term capital appreciation by investing, under
                                                            normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------------
Small Company Value        T. Rowe Price Associates, Inc.   Seeks long-term growth of capital by investing, under
                                                            normal market conditions, primarily in small companies
                                                            whose common stocks are believed to be undervalued.
                                                            Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for
                                                            investment purposes) in companies with a market
                                                            capitalization that do not exceed the maximum market
                                                            capitalization of any security in the Russell 2000 Index* at the time of purchase.
---------------------------------------------------------------------------------------------------------------------------
Special Value              Salomon Brothers Asset           Seeks long-term capital growth by investing, under normal
(only Series II available) Management Inc.                  circumstances, at least 80% of its net assets in common
                                                            stocks and other equity securities of companies whose
                                                            market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell
                                                            2000 Value Index.
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value              Lord, Abbett & Co                Seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized
                                                            companies, with market capitalization of roughly $500
                                                            million to $10 billion.
---------------------------------------------------------------------------------------------------------------------------
Value                      Van Kampen                       Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of
                                                            companies in the Russell Midcap Value Index.
---------------------------------------------------------------------------------------------------------------------------
All Cap Value              Lord, Abbett & Co                Seeks capital appreciation by investing in equity securities of
                                                            U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.
---------------------------------------------------------------------------------------------------------------------------
500 Index                  MFC Global Investment            Seeks to approximate the aggregate total return of a broad
                           Management (U.S.A.) Limited      U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.
---------------------------------------------------------------------------------------------------------------------------
Fundamental Value          Davis Advisors                   Seeks growth of capital by investing, under normal market
                                                            conditions, primarily in common stocks of U.S. companies
                                                            with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Portfolio                         Portfolio Manager              Investment Description
--------------------------------------------------------------------------------------------------------------------------------
Growth & Income                   Wellington Management Company, Seeks long-term growth of capital and income, consistent
                                  LLP                            with prudent investment risk, by investing primarily in a
                                                                 diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.
--------------------------------------------------------------------------------------------------------------------------------
Large Cap                         UBS Global Asset Management    Seeks to maximize total return, consisting of capital
                                                                 appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S.
                                                                 large capitalization companies.
--------------------------------------------------------------------------------------------------------------------------------
Quantitative Value                MFC Global Investment          Seeks long-term capital appreciation by investing primarily
                                  Management (U.S.A.) Limited    in large-cap U.S. securities with the potential for long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
American Growth-Income            Capital Research Management    Invests all of its assets in Class 2 shares of the Growth-
                                  Company                        Income Fund, a series of American Fund Insurance Series.
                                                                 The Growth-Income Fund invests primarily in common
                                                                 stocks or other securities which demonstrate the potential for appreciation and/or dividends.
--------------------------------------------------------------------------------------------------------------------------------
Equity-Income                     T. Rowe Price Associates, Inc. Seeks to provide substantial dividend income and also long-
                                                                 term capital appreciation by investing primarily in dividend-
                                                                 paying common stocks, particularly of established
                                                                 companies with favorable prospects for both increasing
                                                                 dividends and capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
American Blue Chip Income and     Capital Research Management    Invests all of its assets in Class 2 shares of the Blue Chip
Growth                            Company                        Income and Growth Fund, a series of American Fund
                                                                 Insurance Series. The Blue Chip Income and Growth Fund
                                                                 invests primarily in common stocks of larger, more
                                                                 established companies based in the U.S. with market
                                                                 capitalizations of $4 billion and above.
--------------------------------------------------------------------------------------------------------------------------------
Income & Value                    Capital Guardian Trust Company Seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-
                                                                 income securities. The subadviser has full discretion to
                                                                 determine the allocation between equity and fixed income
                                                                 securities.
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio     Pacific Investment Management  The portfolio invests primarily in a diversified mix of: (a)
(a series of the PIMCO Variable   Company                        common stocks of large and mid sized U.S. companies, and
Insurance Trust) (only Class M is                                (b) bonds with an overall intermediate term average
available for sale)                                              maturity.
--------------------------------------------------------------------------------------------------------------------------------
Global Allocation                 UBS Global Asset Management    Seeks total return, consisting of long-term capital
                                                                 appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.
--------------------------------------------------------------------------------------------------------------------------------
High Yield                        Salomon Brothers Asset         Seeks to realize an above-average total return over a market
                                  Management Inc.                cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.
--------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond              Wells Fargo Fund Management,   Seeks total return with a high level of current income by
                                  LLC                            investing, under normal market conditions, primarily in
                                                                 below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy
                                                                 preferred and other convertible securities and bank loans.
--------------------------------------------------------------------------------------------------------------------------------
Strategic Bond                    Salomon Brothers Asset         Seeks a high level of total return consistent with preservation
                                  Management Inc.                of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager              Investment Description
----------------------------------------------------------------------------------------------------------------------------
Strategic Income           John Hancock Advisers, LLC     Seeks a high level of current income by investing, under
                                                          normal market conditions, primarily in foreign government
                                                          and corporate debt securities from developed and emerging
                                                          markets; U.S. Government and agency securities; and U.S.
                                                          high yield bonds.
----------------------------------------------------------------------------------------------------------------------------
Global Bond                Pacific Investment Management  Seeks to realize maximum total return, consistent with
                           Company                        preservation of capital and prudent investment management
                                                          by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.
----------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond    Wellington Management Company, Seeks a high level of current income consistent with the
                           LLP                            maintenance of principal and liquidity, by investing in a
                                                          diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S.
                                                          Government bonds with intermediate to longer term
                                                          maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.
----------------------------------------------------------------------------------------------------------------------------
Total Return               Pacific Investment Management  Seeks to realize maximum total return, consistent with
                           Company                        preservation of capital and prudent investment management
                                                          by investing, under normal market conditions, at least 65%
                                                          of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average
                                                          portfolio duration will normally vary within a three-to six-
                                                          year time frame based on the subadviser's forecast for
                                                          interest rates.
----------------------------------------------------------------------------------------------------------------------------
Real Return Bond           Pacific Investment Management  Seeks maximum return, consistent with preservation of
                           Company                        capital and prudent investment management by investing,
                                                          under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.
----------------------------------------------------------------------------------------------------------------------------
Core Bond                  Wells Fargo Fund Management,   Seeks total return consisting of income and capital
                           LLC                            appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                                          subadviser invests in debt securities that the subadviser
                                                          believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.
                                                          From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are comparable to
                                                          investment-grade debt securities. Under normal
                                                          circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.
----------------------------------------------------------------------------------------------------------------------------
Active Bond                Declaration Management &       Seeks income and capital appreciation by investing at least
                           Research LLC                   80% of its assets in a diversified mix of debt securities and
                           John Hancock Advisers, LLC     instruments.
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Salomon Brothers Asset         Seeks a high level of current income consistent with
                           Management Inc.                preservation of capital and maintenance of liquidity, by
                                                          investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                          collateralized mortgage obligations backed by such
                                                          securities.
----------------------------------------------------------------------------------------------------------------------------
Money Market               MFC Global Investment          Seeks maximum current income consistent with preservation
                           Management (U.S.A.) Limited    of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.
----------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000  MFC Global Investment          Seeks to provide long-term growth of capital (current income
                           Management (U.S.A.) Limited    is not a consideration) by investing 100% of the Lifestyle
                                                          Trust's assets in other portfolios of the Trust ("Underlying
                           Deutsche Asset Management Inc. Portfolios") which invest primarily in equity securities.
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager              Investment Description
--------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820       MFC Global Investment          Seeks to provide long-term growth of capital with
                           Management (U.S.A.) Limited    consideration also given to current income by investing
                                                          approximately 20% of the Lifestyle Trust's assets in
                           Deutsche Asset Management Inc. Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in
                                                          Underlying Portfolios which invest primarily in equity
                                                          securities.
--------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640     MFC Global Investment          Seeks to provide a balance between a high level of current
                           Management (U.S.A.) Limited    income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                           Deutsche Asset Management Inc. Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and
                                                          approximately 60% of its assets in Underlying Portfolios
                                                          which invest primarily in equity securities.
--------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460     MFC Global Investment          Seeks to provide a balance between a high level of current
                           Management (U.S.A.) Limited    income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the
                           Deutsche Asset Management Inc. Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and
                                                          approximately 40% of its assets in Underlying Portfolios
                                                          which invest primarily in equity securities.
--------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280 MFC Global Investment          Seeks to provide a high level of current income with some
                           Management (U.S.A.) Limited    consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in
                           Deutsche Asset Management Inc. Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in
                                                          Underlying Portfolios which invest primarily in equity
                                                          securities.
--------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

   You bear the investment risk of any Portfolio you choose as an investment option for your Policy. A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each Portfolio is contained in the Portfolio prospectuses. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

                                POLICY SUMMARY

General

   The Policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the Policy has not gone into default, there is no outstanding Policy Debt and the Death Benefit is not determined by the Minimum Death Benefit percentage. The Policy's provisions may vary in some states. The terms of the Policy and any endorsements or riders will supersede the disclosure in this prospectus.

Death Benefits

   The Policy provides a Death Benefit in the event of the death of the life insured while the Policy is in force. The basic Death Benefit amount is the Face Amount, which is provided for the lifetime of the life insured with no maturity or expiration date. There may be other amounts added to the Death Benefit as described below.

   Flexible Term Insurance Option: You may add a flexible term insurance option rider (the "FTIO Rider") to the Policy to provide additional term life insurance coverage on the life insured. Cost of insurance rates are less than or equal to those of the Policy and no Sales Loads will apply. However, unlike the Face Amount of the Policy, the FTIO Rider will terminate at the life insured's Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying Death Benefit amounts on future dates (the "Scheduled Death Benefits").

   Death Benefit Options: There are two Death Benefit Options. Option 1 provides a Death Benefit equal to the Face Amount of the Policy or the Scheduled Death Benefits of the FTIO Rider or, if greater, the Minimum Death Benefit. Option 2 provides a Death Benefit equal to the Face Amount or the Scheduled Death Benefits, plus the Policy Value or, if greater, the Minimum Death Benefit. You may change the Death Benefit Option and increase or decrease the Face Amount and Scheduled Death Benefits.

   Age 100 Advantage: If the Life Insured is alive on the Policy anniversary when the life insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policyowner chooses to surrender the Policy for its Net Cash Surrender Value:

  . the Policy will be continued until the earlier of the death of the life insured or the date the policyowner surrenders the Policy;

  . no additional premium payments will be accepted although loan repayments will be accepted;

  . no additional charges or deductions (described under "Charges and Deductions" will be assessed;

  .   interest on any Policy Debt will continue to accrue;

  . the policyowner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.

Premiums

   Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see "Premium Payments -- Premium Limitations"). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.

Policy Value

   The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the Policy.

Policy Loans

   You may borrow against the Net Cash Surrender Value of the Policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the life insured's death or upon surrender.

Surrender and Partial Withdrawals

   You may make a partial withdrawal of Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits. You may surrender the Policy for its Net Cash Surrender Value at any time.

Lapse and Reinstatement

   A Policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed Policy within five years following lapse if the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under "Reinstatement."

   The Policy differs in two important ways from a conventional life insurance policy. First, failure to make planned premium payments will not itself cause the Policy to lapse. Second, the Policy can lapse even if planned premiums have been paid.

Charges and Deductions

   We assess charges and deductions in connection with the Policy, in the form of monthly deductions for the cost of insurance and administrative expenses, charges assessed daily against amounts in the Investment Account and loads deducted from premiums paid. See the Fee Tables.

   Reduction in Charges and Enhancement of Surrender Values: The Policy is designed for employers and other sponsoring organizations that may purchases multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of Policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policyholders.

Investment Options and Investment Subadvisers

   You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios described in the Table of Investment Options and Investment Subadvisers.

   The Portfolios also employ subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

   Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

   Each sub-account of the Separate Account purchases shares of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. The fees and expenses for each Portfolio are described in the Portfolio prospectuses.

 GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE ACCOUNT

John Hancock USA

   John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA" or "Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) is a stock life insurance company incorporated in Maine on

August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial.

Ratings

   John Hancock USA has received the following ratings from independent rating agencies:

   A++ A.M. Best

   Superior companies have a very strong ability to meet their obligations; 1st category of 16

   AA+ Fitch

   Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

   AA+ Standard & Poor's

   Very strong financial security characteristics; 2nd category of 21

   Aa2 Moody's

   Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the Policy and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Separate Account

   The Separate Account has been established under Michigan law as a separate account of John Hancock USA. The Separate Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

   Assets of the Separate Account. John Hancock USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Separate Account without regard to the other income, gains, or losses of John Hancock USA. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities that arise from any other business we conduct. However, all obligations under the variable life insurance policies are general corporate obligations of John Hancock USA.

   Registration. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. A unit investment trust is a type of investment company that invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of John Hancock USA.

                               ISSUING A POLICY

Use of the Policy

   The Policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The Policy may be owned by an individual or a corporation, trust, association, or similar entity. The Policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.

Requirements

   To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process is completed to our satisfaction and we approve issuance of the Policy.

   Policies may be issued on a basis that does not distinguish between the life insured's sex and/or smoking status, with prior approval from us. A Policy will only be issued on the lives of insureds from Issue Ages 20 through 80.

   Each Policy has a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are measured. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the Policy is backdated (see "Backdating a Policy"). The Effective Date is the date we become obligated under the Policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the Policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the Policy are measured.

   If we approve issuance of a Policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the life insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the Policy will be canceled and any premiums paid will be returned to the applicant.

   Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market Trust. On the Effective Date, Net Premiums received plus any interest credited will be allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see "Right to Examine the Policy").

   Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the Policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000 at all times.

   Backdating a Policy. You may request that we backdate the Policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the Policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated.

Temporary Insurance Agreement

   Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the life insured met our usual and customary underwriting standards for the coverage applied for.

Underwriting

   The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective life insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.

   Short Form Underwriting. The proposed life insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of Short Form underwriting depends on characteristics of the Case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.

   Simplified Underwriting. The proposed life insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of Simplified underwriting and the nature of the requirements will depend on characteristics of the Case and the proposed lives to be insured.

   Regular (Medical) Underwriting. Where Short Form or Simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed life insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.

Right to Examine the Policy

   A Policy may be returned for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the Policy if applicable. The Policy can be mailed or delivered to the John Hancock USA agent who sold it or to the Service Office. Immediately upon such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at the Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned Policy, plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans.

   Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Portfolio during the right to examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.

   If you request a Face Amount increase that results in new Sales Load, you will have the same rights described above to cancel the increase. If canceled, the premiums paid during this right to examine period will be refunded, and the Policy Value and Sales Load will be recalculated to be as they would have been had the premiums not been paid.

   We reserve the right to delay the refund of any premium paid by check until the check has cleared.

   (Applicable to Residents of California Only)

   Residents in California age 60 and greater may return the Policy for a refund at any time within 30 days after receiving it. The Policy can be mailed or delivered to the Company's agent who sold it or to the Service Office. If you cancel the Policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned Policy plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans.

   Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your Premiums will be placed in the Money Market investment option.

Life Insurance Qualification

   A Policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, you must choose either the Cash Value Accumulation Test ("CVA Test") or the Guideline Premium Test ("GP Test") and the test cannot be changed once the Policy is issued.

   Cash Value Accumulation Test. The CVA Test requires the Death Benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the Death Benefit by more than the increase in Policy Value.

   Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the Policy, given its Death Benefit, based on prescribed calculations. In addition, the GP Test requires the Death Benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.

   Changes to the Policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, Death Benefit Option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.

                                DEATH BENEFITS

   If the Policy is in force at the time of the life insured's death we will pay an insurance benefit to the beneficiary. The Policy may remain in force for the life insured's entire lifetime and there is no specified maturity or expiration date.

   Insurance benefits are only payable when we receive due proof of death at the Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.

   The amount of the insurance benefit payable will be the Death Benefit on the date of death, as described below, less any Policy Debt and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the life insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

   Minimum Death Benefit. Both the CVA Test and the GP Test require the Death Benefit to be at least a prescribed ratio of the policy value at all times. The Policy's Minimum Death Benefit ensures that these requirements are met by providing that the Death Benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. Tables of Minimum Death Benefit Percentages appear below.

Table of Minimum Death Benefit Percentages.

         -------------------------------------------------------------
             GP Test      CVA Test          GP Test      CVA Test
         -------------------------------------------------------------
         -------------------------------------------------------------
         Age Percent Male Female Unisex Age Percent Male Female Unisex
         -------------------------------------------------------------
         20   250%   644%  768%   665%  42   236%   319%  372%   328%
         21   250%   625%  743%   645%  43   229%   309%  361%   318%
         22   250%   607%  720%   626%  44   222%   299%  350%   308%
         23   250%   589%  697%   608%  45   215%   290%  339%   299%
         24   250%   572%  674%   589%  46   209%   281%  329%   290%
         25   250%   554%  652%   571%  47   203%   273%  319%   281%
         26   250%   537%  631%   554%  48   197%   265%  309%   272%
         27   250%   520%  611%   536%  49   191%   257%  300%   264%
         28   250%   504%  591%   519%  50   185%   249%  291%   257%
         -------------------------------------------------------------

         --------------------------------------------------------------
             GP Test      CVA Test           GP Test      CVA Test
         --------------------------------------------------------------
         --------------------------------------------------------------
         Age Percent Male Female Unisex Age  Percent Male Female Unisex
         --------------------------------------------------------------
         29   250%   488%  572%   502%   51   178%   242%  282%   249%
         30   250%   472%  553%   486%   52   171%   235%  274%   242%
         31   250%   457%  535%   470%   53   164%   228%  266%   235%
         32   250%   442%  517%   455%   54   157%   222%  258%   229%
         33   250%   428%  500%   440%   55   150%   216%  251%   222%
         34   250%   414%  484%   426%   56   146%   210%  244%   216%
         35   250%   400%  468%   412%   57   142%   205%  237%   210%
         36   250%   387%  453%   399%   58   138%   199%  230%   205%
         37   250%   375%  438%   386%   59   134%   194%  224%   199%
         38   250%   362%  424%   373%   60   130%   189%  218%   194%
         39   250%   351%  410%   361%   61   128%   184%  211%   189%
         40   250%   340%  397%   350%   62   126%   180%  206%   185%
         41   243%   329%  384%   339%   63   124%   175%  200%   180%
         64   122%   171%  194%   176%   83   105%   122%  127%   124%
         65   120%   167%  189%   172%   84   105%   121%  125%   122%
         66   119%   164%  184%   168%   85   105%   120%  123%   121%
         67   118%   160%  180%   164%   86   105%   118%  121%   119%
         68   117%   157%  175%   160%   87   105%   117%  120%   118%
         69   116%   153%  171%   157%   88   105%   116%  118%   117%
         70   115%   150%  166%   154%   89   105%   115%  117%   116%
         71   113%   147%  162%   151%   90   105%   114%  115%   115%
         72   111%   145%  158%   147%   91   104%   113%  114%   114%
         73   109%   142%  154%   145%   92   103%   112%  113%   112%
         74   107%   139%  151%   142%   93   102%   111%  112%   111%
         75   105%   137%  147%   139%   94   101%   110%  110%   110%
         76   105%   135%  144%   137%   95   100%   109%  109%   109%
         77   105%   133%  141%   135%   96   100%   107%  107%   107%
         78   105%   131%  139%   133%   97   100%   106%  106%   106%
         79   105%   129%  136%   131%   98   100%   104%  104%   104%
         80   105%   127%  133%   129%   99   100%   103%  103%   103%
         81   105%   125%  131%   127%  100+  100%   100%  100%   100%
         82   105%   124%  129%   125%
         --------------------------------------------------------------

Flexible Term Insurance Option Rider

   You may add a FTIO Rider to the Policy to provide additional death benefit coverage on the life insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of the Policy. The election (or failure to elect) the FTIO Rider will impact the total cost of insurance charges. The FTIO Rider will terminate at the earlier of Attained Age 100, the date the Policy lapses or is surrendered, and your request to cancel the FTIO Rider.

   You may schedule the death benefit amounts that will apply at specified times (the "Scheduled Death Benefits"). Scheduled Death Benefits may be constant or varying from time to time. The Death Benefit Schedule will be shown in the Policy.

   The Term Insurance Benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:

    (a)the Scheduled Death Benefit for the Policy Month, and

    (b)the Face Amount of the Policy or, if greater, the Policy's Minimum Death Benefit

Even if the Term Insurance Benefit may be zero in a Policy Month, the FTIO Rider will not terminate.

   Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive's salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a Death Benefit Schedule as follows:

              ---------------------------------------------------
                            Scheduled                 Scheduled
              Policy Year Death Benefit Policy Year Death Benefit
              ---------------------------------------------------
                   1         100,000        6          127,628
              ---------------------------------------------------
                   2         105,000        7          134,010
              ---------------------------------------------------
                   3         110,250        8          140,710
              ---------------------------------------------------
                   4         115,763        9          147,746
              ---------------------------------------------------
                   5         121,551        10+        155,133
              ---------------------------------------------------

   The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:

                 Policy     Total      Face    Flexible Term
                  Year  Death Benefit Amount  Insurance Amount
                 ---------------------------------------------
                   1       100,000    100,000      0
                 ---------------------------------------------
                   2       105,000    100,000      5,000
                 ---------------------------------------------
                   3       110,250    100,000      10,250
                 ---------------------------------------------
                   4       115,763    100,000      15,763
                 ---------------------------------------------
                   5       121,551    100,000      21,551
                 ---------------------------------------------
                   6       127,628    100,000      27,628
                 ---------------------------------------------
                   7       134,010    100,000      34,010
                 ---------------------------------------------
                   8       140,710    100,000      40,710
                 ---------------------------------------------
                   9       147,746    100,000      47,746
                 ---------------------------------------------
                   10      155,133    100,000      55,133

Death Benefit Options

   You may choose either of two Death Benefit Options:

   Death Benefit Option 1. The Death Benefit on any date is the Face Amount of the Policy or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.

   Death Benefit Option 2. The Death Benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.

Changing the Death Benefit Option

   You may change the Death Benefit Option at any time. The change will take effect at the beginning of the next Policy Month at least 30 days after your written request is received at the Service Office. We reserve the right to limit changes that could cause the Policy to fail to qualify as life insurance for tax purposes.

   A change in the Death Benefit Option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of Death Benefit, as follows:

   Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change less the Policy Value on the date of the change.

   The Scheduled Death Benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy value on the date of the change.

   Coverage Amounts will be reduced or eliminated in the order that they are listed in the Policy until the total decrease in Coverage Amounts equals the decrease in Face Amount.

   Example. A policy is issued with a Face amount of $100,000, Death Benefit Option 1, and the following schedule:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                1         100,000
                           -------------------------
                           -------------------------
                                2         125,000
                           -------------------------
                           -------------------------
                                3         150,000
                           -------------------------
                           -------------------------
                                4         175,000
                           -------------------------
                           -------------------------
                                5+        200,000
                           -------------------------

   The Death Benefit Option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000, (the Face Amount prior to the change less the Policy Value) and the Death Benefit Schedule after the change will become:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                3         140,000
                           -------------------------
                           -------------------------
                                4         165,000
                           -------------------------
                           -------------------------
                                5+        190,000
                           -------------------------

   Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change.)

   The resulting Face Amount increase amount will be added to the first Coverage Amount listed in the Policy.

   The Annual Premium Target for this Coverage Amount will not be increased and new Sales Loads will not apply, however, for an increase solely due to a change in the Death Benefit Option.

   Example. A policy is issued with a Face amount of $100,000, Death Benefit Option 2, and the following schedule:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                1         100,000
                           -------------------------
                           -------------------------
                                2         125,000
                           -------------------------
                           -------------------------
                                3         150,000
                           -------------------------
                           -------------------------
                                4         175,000
                           -------------------------
                           -------------------------
                                5+        200,000
                           -------------------------

   The Death Benefit Option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Death Benefit Schedule after the change will become:

                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                                3         160,000
                           -------------------------
                                4         185,000
                           -------------------------
                                5+        210,000

Changing the Face Amount and Scheduled Death Benefits

   At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the Policy to fail to qualify as life insurance for tax purposes.

   Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

  . Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the life insured's insurability.

  . Increases will take effect at the beginning of the next Policy Month after we approve the request.

  . We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the life insured's attained age or other factors.

  . If the Face Amount is increased (other than as required by a Death Benefit Option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.

   New Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the Policy as follows:

  . First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.

  . Second, if needed, a new Coverage Amount will be added to the Policy with an Annual Premium Target and new Sales Loads. Any new Coverage Amount will be based on the life insured's Attained Age and other relevant factors on the effective date of the increase.

Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in Sales Loads (see "Charges and Deductions -- Attribution of Premiums").

   Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

  . Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next Policy Month which is 30 days after your written request is received at the Service Office.

  . If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.

  . If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.

  . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the Policy.

   Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal. If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:

    (a)is the partial withdrawal amount and

    (b)is the excess, if any, of the Policy's Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.

   Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal are subject to the following conditions:

  . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the Policy.

  . All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.

   Example for Face Increases and Decreases. A Policy is issued with a Face Amount of $100,000, Death Benefit Option 1, and a Death Benefit Schedule as follows:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                1         100,000
                           -------------------------
                           -------------------------
                                2         125,000
                           -------------------------
                           -------------------------
                                3         150,000
                           -------------------------
                           -------------------------
                                4         175,000
                           -------------------------
                           -------------------------
                                5+        200,000
                           -------------------------

   Assume the following Policy activity:

-------------------------------------------------------------------------------------------------------------------
    Activity                                 Effect on Policy                            Change in Benefit Schedule
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
In Policy Year 2, The initial Coverage amount is reduced to $80,000.                                    Scheduled
the Face Amount                                                                          Policy Year  Death Benefit
is reduced to                                                                            --------------------------
$80,000.                                                                                      2          105,000
                                                                                              3          130,000
                                                                                              4          155,000
                                                                                              5+         180,000
-                 -
-------------------------------------------------------------------------------------------------------------------
In Policy Year 3, The initial Coverage Amount (which earlier was reduced to $80,000)                    Scheduled
the Face Amount   is restored to its original level of $100,000. A new Coverage Amount                Death Benefit
is increased to   for $20,000 is added to the Policy. This new coverage amount will have Policy Year.
$120,000          its own Annual Premium Target, and its own Sales Load. A portion of    --------------------------
                  the future premiums paid will be attributed to this Coverage Amount to      3          170,000
                  determine the amount of the Sales Load.                                     4          195,000
                                                                                              5+         220,000
-                 -
-------------------------------------------------------------------------------------------------------------------
In Policy Year 4, The Face Amount is reduced to $90,000. The most recent                                Scheduled
a Partial         Coverage Amount of $20,000 is reduced to $0, and the initial                        Death Benefit
Withdrawal        Coverage Amount is reduced to $90,000.                                 Policy Year
of $30,000 is                                                                            --------------------------
made.                                                                                         4          165,000
                                                                                              5          190,000
-                 -                                                                      --------------------------

   Factors that Affect the Death Benefit. In the case of Death Benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the "Risks/Benefits Summary." These factors do not affect the Face Amount of the Policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the Policy does not lapse.

                               PREMIUM PAYMENTS

Initial Premiums

   No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market Trust.

   On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see "Right to Examine the Policy").

Subsequent Premiums

   After the payment of the initial premium, premiums may be paid at any time during the lifetime of the life insured prior to Attained Age 100 and in any amount subject to the premium limitations described below. A

Policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.

   Payment of premiums will not guarantee that the Policy will stay in force and failure to pay premiums will not necessarily cause the Policy to lapse. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover Policy charges.

Premium Limitations

   If the Policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the Policy to qualify as life insurance. The GP Test premium limits are stated in the Policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned.

   If the Policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a Policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the Death Benefit by an amount greater than the increase in Policy Value.

Premium Allocation

   You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at the Service Office.

                            CHARGES AND DEDUCTIONS

Premium Load

   We will deduct a Premium Load as a percentage of each premium payment that is guaranteed never to exceed 2.5%. Currently, we waive this load in Policy Years 4 and later and charge 0%.

   The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.

Sales Load

   The Sales Load is intended to cover a portion of our costs of marketing and distributing the policies.

   Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the life insured's Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the Policy.

   Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the Policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the Policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.

   Sales Load. We deduct a Sales Load from all premium amounts attributed to a Coverage Amount designated as having a Sales Load. The Sales Load is a percentage of premiums guaranteed never to exceed the percentages below. Currently we are charging these percentages.

               -------------------------------------------------
               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
               -------------------------------------------------
                     1         13.00%         4         2.50%
               -------------------------------------------------
               -------------------------------------------------
                     2         6.25%          5         0.50%
               -------------------------------------------------
               -------------------------------------------------
                     3         3.50%          6         0.50%
               -------------------------------------------------
               -------------------------------------------------
                                              7+        0.00%
               -------------------------------------------------

Monthly Deductions

   On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the Policy's Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.

   Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy.

   Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to the Company and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.

   Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where

    (a)is the applicable death benefit amount on the first day of the month, divided by 1.0024663; and

    (b)is the Policy Value attributed to that death benefit amount on the first day of the month.

   Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.

Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the Death Benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).

   Attribution of Policy Value for Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the Policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the Death Benefit over the Face Amount.

   Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the Death Benefit over the Face Amount. There are different current cost of insurance rate bases for:

  .   Coverage Amounts having Sales Loads, and

  . The excess of the Death Benefit over the Face Amount, including any Term Insurance Benefit under the FTIO Rider.

   The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:

  .   the cost of insurance rate basis for the applicable death benefit amount,

  . the life insured's Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,

  .   the underwriting class of the applicable death benefit amount,

  . the Coverage Year, or Policy Year for the excess of the Death Benefit over the Face Amount,

  .   any extra charges for substandard ratings, as stated in the Policy.

Since the net amount of risk for Death Benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.

   Cost of insurance rates will generally increase with the life insured's age and the Coverage Year.

   Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the Policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.

   Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the Policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.

Asset Based Risk Charge Deducted from Investment Accounts

   We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the Policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

   The charge is a percentage of amounts in the Investment Accounts, which will reduce Unit Values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:

                            -----------------------
                            Policy Year Annual Rate
                            -----------------------
                            -----------------------
                               1-10        0.45%
                            -----------------------
                            -----------------------
                               11+         0.25%
                            -----------------------

Investment Management Fees and Expenses

   The investment management fees and expenses of the Portfolios, the underlying variable investment options for the Policy, are set forth in the Portfolio prospectuses.

Reduction in Charges and Enhanced Surrender Values

   The Policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of Policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policyowners.

                          COMPANY TAX CONSIDERATIONS

   Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to such Account or to the Policy. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of tax laws that we determines to be attributable to the Separate Account or to the Policy.

                                 POLICY VALUE

Determination of the Policy Value

   A Policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the Death Benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

   The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Return Summary."

   Investment Accounts. An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

   Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA. See "The General Account -- Fixed Account".

   Loan Account. Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA that is lower than the loan interest rate charged on Policy Debt. See "Policy Loans -- Loan Account".

Units and Unit Values

   Crediting and Canceling Units. Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

   Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or Death Benefit to be made on a day that is not a Business Day will be made on the next Business Day.

   Unit Values. For each Business Day the unit value for each sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

   The net investment factor for a sub-account on any Business Day is equal to
(a) divided by (b) minus (c), where:

    (a)is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;

    (b)is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and

    (c)is a charge not exceeding the daily mortality and expense risk charge shown in the "Charges and Deductions -- Asset Based Risk Charge Deducted from Investment Accounts" section.

   The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Transfers of Policy Value

   Subject to the restrictions set forth below, the policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Accounts."

   Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio's investments in accordance with the portfolio's investment objective and policies) and dilution with respect to interests held for long-term investment.

   To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

   While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

   The Company's current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request made be made on any day. The policyowner may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market investment option to any other variable investment options or to the Fixed Account may be made. If a Policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.

   Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policyowner under these circumstances to rebalance the investment options in its policies within the following limits:
(i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.

   The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described in "Payment of Proceeds" occurs. Transfer privileges are also subject to any restrictions that may be imposed by the Portfolios. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of a Portfolio.

   Transfer Requests. Transfer requests may be made in writing in a format satisfactory to us. From time to time we may offer you alternate means of communicating transfer requests to us, such as electronic mail, the Internet or telephone. We will use reasonable procedures to confirm that instructions received by alternate means are genuine and we will not be liable for following instructions we have reasonably determined to be genuine.

   Limitations on Transfers From the Fixed Account. The maximum amount that may be transferred from the Fixed Account in any Policy Year is 25% of the Fixed Account Value at the previous Policy Anniversary. Any transfer that involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust. We may allow greater amounts to be transferred from the Fixed Account if a systematic plan of withdrawals is agreed to in advance. For example, we will allow the transfer of 20%, 25%, 33%, 50% and 100% of the remaining balance in the Fixed Account in five successive years provided we agree in advance in writing and that no amounts are transferred into the Fixed Account during the 5 year period.

                                 POLICY LOANS

   At any time while the Policy is in force, you may borrow against the Policy Value. The Policy is the only security for the loan. Policy loans may have tax consequences. See "Tax Treatment of Policy Benefits -- Policy Loan Interest."

   A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying Portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a Policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the life insured to be reduced by the amount of outstanding Policy Debt.

   Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the Policy's Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.

Interest Charged on Policy Loans

   Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.

Loan Account

   When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the

Accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

   Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.

   Currently we credit loan interest rates which vary by Policy Year as follows:

            -------------------------------------------------------
                         Current Loan Interest Excess Loan Interest
            Policy Years    Credited Rates         Charged Rate
            -------------------------------------------------------
            -------------------------------------------------------
                1-10             3.25%                0.75%
            -------------------------------------------------------
            -------------------------------------------------------
                11+              3.75%                0.25%
            -------------------------------------------------------

   Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.

   Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the life insured while the Policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

   Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.

                   POLICY SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender

   A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any monthly deductions due and Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the Policy and a written request for surrender at the Service Office. When a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

Partial Withdrawals

   You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

   The Death Benefit may be reduced as a result of a Partial Withdrawal. (See "Death Benefits -- Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal").

                            LAPSE AND REINSTATEMENT

Lapse

   A Policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse." We will notify you of the default and will allow you a 61-day grace period in which to make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

   Death During Grace Period. If the life insured should die during the grace period, the Policy Value used in the calculation of the Death Benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

   You may reinstate a Policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

  .   The Policy must not have been surrendered for its Net Cash Surrender
      Value;

  . Evidence of the life insured's insurability satisfactory to us must be provided; and

  . A premium equal to the payment required during the grace period following default to keep the Policy in force is paid.

                              THE GENERAL ACCOUNT

   The general account of John Hancock USA consists of all assets owned by us other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.

   By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

   You may allocate net premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. John Hancock USA will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

   Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

  .   the portion of the net premiums allocated to it; plus

  .   any amounts transferred to it; plus

  .   interest credited to it; less

  .   any charges deducted from it; less

  .   any partial withdrawals from it; less

  .   any amounts transferred from it.

   Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.

                        OTHER PROVISIONS OF THE POLICY

Policyowner Rights

   Unless otherwise restricted by a separate agreement, you may:

  .   Vary the premiums paid under the Policy.

  .   Change the Death Benefit Option.

  .   Change the premium allocation for future premiums.

  .   Take loans and/or partial withdrawals.

  .   Surrender the contract.

  .   Transfer ownership to a new owner.

  . Name a contingent owner that will automatically become owner if you die before the life insured.

  .   Change or revoke a contingent owner.

  .   Change or revoke a beneficiary.

   Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at the Service Office. We assume no responsibility for the validity or effects of any assignment.

Beneficiary

   You may appoint one or more beneficiaries of the Policy by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the life insured's lifetime by giving written notice in a form satisfactory to us. If the life insured dies and there is no surviving beneficiary, you, or your estate if you are the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

Incontestability

   We will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date stated in the Policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the life insured's lifetime for two years. If a Policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.

Misstatement of Age or Sex

   If the life insured's stated age or sex or both in the Policy are incorrect, we will change the Face Amount so that the Death Benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

   If the life insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the Policy (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the life insured should die by suicide within two years after a Face Amount increase, the Death Benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived, such as policies purchased in conjunction with certain existing benefit plans.

Supplementary Benefits

   Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including the FTIO Rider (see "Death Benefits -- Flexible Term Insurance Option Rider") and, in the case of a Policy owned by a corporation or other similar entity, a benefit permitting a change in the life insured (a taxable event). More detailed information concerning this supplementary benefit may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of FTIO Rider (see "Charges and Deductions -- Monthly Deductions").

                          TAX TREATMENT OF THE POLICY

   The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. John Hancock USA does not make any guarantee regarding the tax status of any Policy or any transaction regarding the Policy.

   The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

   John Hancock USA is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits or deductions will not adversely affect or benefit the Separate Account. We do not anticipate that it will be subject to Federal, state, or local tax on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

Life Insurance Qualification

   There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

  . The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

  . The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

  . The Policy must be a valid life insurance contract under applicable state law.

  . The policyholder must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

   Definition of Life Insurance. Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the contract, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

   With respect to a Policy which is issued on the basis of a standard rate class, we believe (largely in reliance on IRS Notices 88-128 and 2004-61 and the proposed mortality charge regulations under Section 7702, issued on July 5,
1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

   With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyholder pays the full amount of premiums permitted under the Policy.

   The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of
Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

   If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

   Diversification. Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how each Portfolio's assets are to be invested. We believe that the Separate Account will thus meet the diversification requirement, and we will monitor continued compliance with the requirement.

   State Law. A Policy must qualify as a valid life insurance contract under applicable state laws. State regulations require that the policyholder have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

   Investor Control. In certain circumstances, owners of variable life insurance policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyholder's gross income. The IRS has stated in published rulings that a variable policyholder will be considered the owner of separate account assets if the policyholder possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyholder), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

   The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets. For example, the Policy has many more portfolios to which policyholders may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards may be set forth, if any, in future regulations or rulings. We therefore reserve the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Treatment of Policy Benefits

   The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes. We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes.

   Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit Option, a policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyholder or beneficiary.

   Death Benefit. The death benefit under the Policy should be generally excludible from the gross income of the beneficiary under Section 101(a)(1) of the Code. A transfer of the Policy for valuable consideration, however, may cause a portion of the death benefit to be taxable (See "Other Transactions" below).

   Cash Values. Generally, the policyholder will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

   Investment in the Policy. Investment in the Policy means:

  . the aggregate amount of any premiums or other consideration paid for the Policy; minus

  . the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyholder (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract or "MEC," to the extent such amount has been excluded from gross income, will be disregarded); plus

  . the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyholder.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

   Surrender or Lapse. Upon a complete surrender or lapse of a Policy or when benefits are paid at a policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

   If at the time of lapse, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

   Distributions. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

   Distributions from non-MECs. A distribution from a non-MEC is generally treated as a tax-free recovery by the policyholder of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyholder.

   Force Outs. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyholder in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

   Distributions from MECs. Policies classified as MECs will be subject to the following tax rules:

  . First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

  . Second, loans taken from or secured by such a Policy and assignments and pledges of any part of its value are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

  . Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan:

     .   is made on or after the policyholder attains age 59 1/2;

     .   is attributable to the policyholder becoming disabled; or

     . is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyholder or the joint lives (or joint life expectancies) of the policyholder and the policyholder's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

   Definition of Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

   In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the Policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

   The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyholder should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

   Material Changes. A Policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the Policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

   Reductions in Face Amount. If there is a reduction in benefits during the first seven policy years, the seven-pay premium limit is recalculated as if the Policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by us to provide a payment schedule that will not violate the seven pay test.

   Exchanges. A life insurance contract received in exchange for a MEC will also be treated as a MEC.

   Processing of Premiums. If a premium, which would cause the Policy to become a MEC, is received within 23 days of the next Policy Anniversary, we will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next Policy Anniversary, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium will be refunded to the policyholder). The policyholder will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. (If the policyholder does not respond, the premium and interest will be applied as described above).

   If a premium, which would cause the Policy to become a MEC, is received more than 23 days prior to the next Policy Anniversary, we will refund any excess premium to the policyholder. The portion of the premium which is not excess will be applied as of the date received. The policyholder will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

   Multiple Policies. All MEC's that are issued by a Company (or its affiliates) to the same policyholder during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under
Section 72(e) of the Code.

   Policy Loan Interest. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceeds $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

   Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

   The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies issued after June 8, 1997 bear to the sum of such average unborrowed cash values and the average adjusted bases for all other assets of the taxpayer.

   If the policyholder is an individual, and if the taxpayer is a business and is not the policyholder, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

   Policy Exchanges. A policyholder generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured and issued by us or another insurance company, except to the extent that the policyholder receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyholder's Investment in the Policy.

   Other Transactions. A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the life insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

   Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyholder and beneficiary.

Alternate Minimum Tax

   Corporate owners may be subject to Alternate Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

Income Tax Reporting

   In certain employer-sponsored life insurance arrangements, including equity split-dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

  .   the value each year of the life insurance protection provided;

  .   an amount equal to any employer-paid premiums;

  .   income equal to imputed interest on deemed employer loan; or

  . some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

                               OTHER INFORMATION

Payment of Proceeds

   As long as the Policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at the Service Office of all the documents required for such a payment. We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which:

    (i)the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),

   (ii)trading on the New York Stock Exchange is restricted

  (iii)an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or

   (iv)the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

Reports to Policyowners

   Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:

  .   the amount of Death Benefit;

  . the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

  . the value of the units in each Investment Account to which the Policy Value is allocated;

  .   the Policy Debt and any loan interest charged since the last report;

  . the premiums paid and other Policy transactions made during the period since the last report; and

  .   any other information required by law.

You will also be sent an annual and a semi-annual report for each Portfolio, which will include a list of the securities, held in each Portfolio as required by the 1940 Act.

Distribution of Policies

   John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer.
JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliates Essex National Securities, Inc. and Signator Investors, Inc.

   Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy. (See "Charges and Deductions.")

   A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to policies that have already been purchased.

   Standard Compensation. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 30% of the target premium paid in policy year 1, 5% of target premium paid in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. Broker-dealers may also receive a service fee of up to $100 per policy per year, and an asset trail of up to .10%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

   Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker-dealers may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests, and/or other promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash or other rewards.

   These arrangements will not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

   Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable policies or contracts. These compensation arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. As a result, registered representatives may be motivated to sell the policies of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy.

Responsibilities of John Hancock USA

   John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the Policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the Policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the Policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

   Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

Voting Rights

   As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolios. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the Policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

   The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

   John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.

Substitution of Portfolio Shares

   It is possible that in the judgment of the management of John Hancock USA, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

   John Hancock USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company,
(iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

   The Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339.

   All records and accounts relating to the Separate Account and the Portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided the Company or by McCamish Systems on behalf of us.

State Regulation

   John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

   John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Further Information

   A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

   For further information you may also contact John Hancock USA's Home Office, the address and telephone number of which are on the last page of the prospectus.

Financial Statements

   The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information.

                            APPENDIX A: DEFINITIONS

   Annual Premium Target: is an amount set forth in the Policy that limits the amount of premium attributable to a Coverage Amount in Sales Load calculations.

   Attained Age: is the Issue Age of the life insured plus the number of completed Policy Years.

   Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

   Case: is a group of Policies insuring individual lives with common employment or other relationship, independent of the Policies.

   Cash Surrender Value: is the Policy Value less and any outstanding monthly deductions due.

   Coverage Amount: is an amount of insurance coverage under the Policy with a distinct effective date. The Face Amount of the Policy at any time is the sum of the Coverage Amounts in effect.

   Coverage Year: is a one-year period beginning on a Coverage Amount's effective date and on each anniversary of this date. For Coverage Amounts in effect on the Policy's Effective Date, the Coverage Year is the same as the Policy Year.

   Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.

   Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.

   Issue Age: is the life insured's age on the birthday closest to the Policy Date.

   Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.

   Minimum Initial Premium: is the sum of the Monthly Deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.

   Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

   Net Policy Value:  is the Policy Value less the value in the Loan Account.

   Net Premium: is the premium paid less the Premium Load and Sales Load.

   Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first Monthly Deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.

   Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.

   Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

   Service Office: is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, or such other address as we specify to you by written notice.

   The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

   Additional information about the Policy is also contained in the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The SAI is incorporated by reference into this Prospectus. The SAI is available upon request, without charge, by calling the following toll-free number: (800) 387-2747. This toll-free number may also be used to request other information about the Policy and to make contract owner inquiries.

                    Home Office:         Service Office Mailing
                                                Address:
                 John Hancock Life             John Hancock Life
                  Insurance Company            Insurance Company
                  (U.S.A.) 38500 N.                     (U.S.A.)
                   Woodward Avenue       200 Bloor Street East
                 Bloomfield Hills,      Toronto, Ontario, Canada
                    Michigan 48304              M4W 1E5

   Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at
(202) 942-8090. Reports and other information about the Policy are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102.

The Registrant's Investment Company and 1933 Act File Numbers are 811-5130 and 333-100567, respectively.

                      Statement of Additional Information

                               dated May 1, 2005

                 John Hancock Life Insurance Company (U.S.A.)
                              Separate Account N

                                      of

                 John Hancock Life Insurance Company (U.S.A.)

                               FLEXIBLE PREMIUM

                        VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Service Office, 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 or telephoning (800) 387-2747.

                               TABLE OF CONTENTS

             GENERAL INFORMATION AND HISTORY.................. 2
             SERVICES......................................... 2
                Independent Registered Public Accounting Firm. 2
                Principal Underwriter/Distributor............. 2
             ADDITIONAL INFORMATION ABOUT CHARGES............. 3
                Reduction in Charges.......................... 3
             AUDITED FINANCIAL STATEMENTS..................... F-1

                 John Hancock Life Insurance Company (U.S.A.)
                             38500 Woodward Avenue
                       Bloomfield Hills, Michigan 48304
                                   663-3000

CVUL04 SAI 5/05

                        GENERAL INFORMATION AND HISTORY

   John Hancock Life Insurance Company (U.S.A.) Separate Account N (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) is a separate investment account of John Hancock Life Insurance Company (U.S.A.) ("we," "us," "the Company", "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial.

   The Separate Account has been established under Michigan law as a separate account of John Hancock USA. The Separate Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

   Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   SERVICES

Independent Registered Public Accounting Firm

   The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Separate Account N of John Hancock Life Insurance Company (U.S.A.) at December 31, 2004, and for each of the two years in the periods ended December 31, 2004 and 2003, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter/Distributor

   John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers include our affiliates Essex National Securities, Inc. and Signator Investors, Inc.

   The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2004, 2003 and 2002 was $403,619,081, $293,120,491, and
$275,138,774, respectively. JH Distributors did not retain any of these amounts during such periods.

   Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies

(not including riders) is not expected to exceed 30% of the target premium paid in policy year 1, 5% of target premium paid in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. Broker-dealers may also receive a service fee of up to $100 per policy per year, and an asset trail of up to .10%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

   The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy.

   Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

  . Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

  . Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

  . Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

   Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our policies sold by registered representatives of Essex National Securities, Inc. on bank premises.

                     ADDITIONAL INFORMATION ABOUT CHARGES

   A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information . This information is then used to determine the cost of insurance charge.

Reduction in Charges

   The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
The Manufacturers Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we do not express such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

Boston, Massachusetts
March 25, 2005

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                              As at December 31
                                                              -----------------
                                                               2004     2003
                                                              -------  -------
                                                              ($US millions)
  Assets
  Investments (Note 3):
  Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2004 $10,396; 2003 $9,827) $11,188  $10,653
   Equity (cost: 2004 $382; 2003 $401).......................     466      475
   Mortgage loans............................................   2,367    2,187
  Real estate................................................   1,450    1,259
  Policy loans...............................................   2,681    2,532
  Short-term investments.....................................     436      564
                                                              -------  -------
   Total Investments.........................................  18,588   17,670
  Cash and cash equivalents..................................   1,482      972
  Deferred acquisition costs (Note 5)........................   3,448    2,939
  Deferred sales inducements (Note 5)........................     228      215
  Due from affiliates........................................   2,350    2,330
  Amounts recoverable from reinsurers........................     968    1,140
  Other assets (Goodwill: 2004 -- $62; 2003 -- $62)..........   1,101      717
  Separate account assets....................................  57,103   43,694
                                                              -------  -------
   Total Assets.............................................. $85,268  $69,677
                                                              =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                        As at December 31
                                                        -----------------
                                                         2004     2003
                                                        -------  -------
                                                        ($US millions)
        Liabilities, Capital and Surplus
        Liabilities:
        Policyholder liabilities and accruals.......... $21,427  $20,428
        Net deferred tax liabilities (Note 6)..........     569      426
        Due to affiliate...............................     420      289
        Other liabilities..............................   1,830    1,265
        Separate account liabilities...................  57,103   43,694
                                                        -------  -------
         Total Liabilities.............................  81,349   66,102
        Capital and Surplus:
        Capital stock (Note 8).........................       5        5
        Retained earnings..............................   3,086    2,777
        Accumulated other comprehensive income (Note 4)     828      793
         Total Capital and Surplus.....................   3,919    3,575
                                                        -------  -------
         Total Liabilities, Capital and Surplus........ $85,268  $69,677
                                                        =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                        For the Years Ended December 31
                                                                        ------------------------------
                                                                         2004       2003      2002
                                                                          ------    ------    ------
                                                                           ($US millions)
Revenue:
Premiums............................................................... $  943     $  955    $1,002
Fee income.............................................................  1,369      1,107       930
Net investment income..................................................  1,148      1,174     1,157
Net realized investment gains (losses) (Note 13).......................    285        160      (222)
Other (Note 13)........................................................      5          5         4
                                                                          ------    ------    ------
 Total revenue.........................................................  3,750      3,401     2,871
Benefits and expenses:
Policyholder benefits and claims.......................................  1,687      1,829     1,606
Operating expenses and commissions.....................................    715        654       575
Amortization of deferred acquisition costs.............................    358        227        92
Interest expense.......................................................     22         46        42
Policyholder dividends.................................................    389        377       370
                                                                          ------    ------    ------
 Total benefits and expenses...........................................  3,171      3,133     2,685
                                                                          ------    ------    ------
Operating income before income taxes and change in accounting principle    579        268       186
                                                                          ------    ------    ------
Income tax expense.....................................................    168         77        31
                                                                          ------    ------    ------
Income after income taxes and before change in accounting principle....    411        191       155
                                                                          ------    ------    ------
Change in accounting principle.........................................     48         --        --
                                                                          ------    ------    ------
Net income............................................................. $  459     $  191    $  155
                                                                          ======    ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                     For the Years Ended December 31
                                -----------------------------------------
                                                  Accumulated
                                                     Other        Total
                                Capital Retained Comprehensive Capital and
                                 Stock  Earnings    Income       Surplus
     -                          ------- -------- ------------- -----------
                                              ($US millions)
     Balance, December 31, 2001   $ 5    $2,511      $153        $2,669
     Comprehensive income......    --       155       358           513
                                  ---    ------      ----        ------
     Balance, December 31, 2002   $ 5    $2,666      $511        $3,182
                                  ===    ======      ====        ======
     Comprehensive income......    --       191       282           473
     Dividend to shareholder...    --       (80)       --           (80)
                                  ---    ------      ----        ------
     Balance, December 31, 2003   $ 5    $2,777      $793        $3,575
                                  ===    ======      ====        ======
     Comprehensive income......    --       459        35           494
     Dividend to shareholder...    --      (150)       --          (150)
                                  ---    ------      ----        ------
     Balance, December 31, 2004   $ 5    $3,086      $828        $3,919
                                  ===    ======      ====        ======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                 For the Years Ended December 31
-                                                                ------------------------------
                                                                   2004       2003       2002
-                                                                 -------    -------   -------
                                                                       ($US millions)
Operating activities:
 Operating cash inflows:
 Premiums....................................................... $   940    $   972    $ 1,018
 Fee income.....................................................   1,369      1,168        981
 Net investment income..........................................   1,154      1,229      1,153
 Other..........................................................       5         11          4
                                                                  -------    -------   -------
   Total operating cash inflows.................................   3,468      3,380      3,156
Operating cash outflows:
 Benefit payments...............................................   1,166      1,495      1,480
 Insurance expenses and taxes...................................   1,656      1,237      1,180
 Dividends paid to policyholders................................     389        373        358
 Change in other assets and other liabilities...................    (130)      (288)      (422)
                                                                  -------    -------   -------
   Total operating cash outflows................................   3,081      2,817      2,596
                                                                  -------    -------   -------
   Net cash provided by operating activities....................     387        563        560
Investing activities:
 Fixed-maturity securities sold, matured or repaid..............   9,218     11,223      8,634
 Fixed-maturity securities purchased............................  (9,277)    (9,715)    (9,082)
 Equity securities sold.........................................     209        530         34
 Equity securities purchased....................................    (159)      (166)      (214)
 Mortgage loans advanced........................................    (481)      (564)      (432)
 Mortgage loans repaid..........................................     335        307        186
 Real estate sold...............................................       3         --          1
 Real estate purchased..........................................    (212)      (197)       (60)
 Policy loans advanced, net.....................................    (149)      (163)      (143)
 Short-term investments, net....................................    (170)      (262)       (41)
 Other investments, net.........................................      --         10         (4)
                                                                  -------    -------   -------
   Net cash (used in) provided by investing activities..........    (683)     1,003     (1,121)
Financing activities:
 Deposits and interest credited to policyholder account balances   1,836      1,877      1,778
 Withdrawals from policyholder account balances.................  (1,327)    (1,392)    (1,342)
 Unearned revenue...............................................     120         85        168
 Amounts due (from) to affiliates, net..........................     155     (1,516)       101
 Principal repayment of amounts due to affiliates and parent....      --       (416)      (211)
 Net reinsurance recoverable....................................     172        132        243
 Dividend paid to shareholder...................................    (150)       (80)        --
 Repaid funds...................................................      --         (2)        (2)
                                                                  -------    -------   -------
 Net cash provided by (used in) financing activities............     806     (1,312)       735
 Increase in cash and cash equivalents during the year..........     510        254        174
                                                                  -------    -------   -------
 Cash and cash equivalents at beginning of year.................     972        718        544
                                                                  -------    -------   -------
 Balance, end of year........................................... $ 1,482    $   972    $   718
                                                                  =======    =======   =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                                                    For the Years Ended December 31
                                                                                    ------------------------------
                                                                                     2004       2003       2002
-                                                                                     -----      -----     -----
                                                                                       ($US millions)
Reconciliation of net income to net cash provided by operating activities:
 Net income........................................................................ $ 459      $ 191      $ 155
 Adjustments to reconcile net income to net cash provided by operating activities
   Net realized (gains) losses.....................................................  (285)      (160)       222
   Net depreciation, amortization of bond premium or discount and other investment
     related items.................................................................     3         55         (5)
   Addition to policyholder liabilities and accruals...............................   517        417        104
   Deferral of acquisition costs...................................................  (901)      (648)      (567)
   Amortization of deferred acquisition costs......................................   358        227         92
   Increase in deferred tax liability, net.........................................   128        143         83
   Interest expense................................................................    22         46         42
   Policyholder dividends..........................................................     4          4         12
   Change in accounting principle..................................................   (48)        --         --
   Change in other assets and other liabilities....................................   130        288        422
                                                                                      -----      -----     -----
 Net cash provided by operating activities......................................... $ 387      $ 563      $ 560
                                                                                      =====      =====     =====

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          December 31, 2004 and 2003

                                ($US millions)

1. Organization and Basis of Presentation

The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

As a result of the merger between MFC and John Hancock Financial Services Inc., ManUSA changed its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005.

ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2. Significant Accounting Policies

a) Recent Accounting Standards

Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133 Implementation Issue No. 36 -- "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on the consolidated financial position, results of operations, or cash flows.

Statement of Position 03-1 -- "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004.

These consolidated financial statements reflect the adoption of SOP 03-1 and resulted in the following adjustments:

                                                              As at January 1, 2004
                                                              ---------------------
Assets
 Increase in deferred acquisition costs......................         $ 14
Liabilities
 Decrease in policyholder liabilities and accruals...........          (62)
 Increase in unearned revenue liability......................            2
 Increase in deferred income tax liabilities.................           26

                                                               Twelve months ended
                                                                December 31, 2004
                                                              ---------------------
Cumulative effect of accounting change recorded in net income         $ 48

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


SFAS No. 123 (revised 2004) -- Share Based Payment

In December 2004, FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its parent granted to its employees and expects to continue to use this model upon anticipated adoption of SFAS No. 123(R), on July 1, 2005.

Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

FASB Staff Position 106-2-- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003

In May 2004, the FASB issued FASB Staff Position 106-2-- "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003" (FSP 106-2). In accordance with FSP 106-2, the Company recorded a $1 decrease in net periodic post-retirement benefit costs for the period January to December, 2004.

On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverages beginning in 2006. There are two broad groups of retirees receiving employer-subsidized prescription drug benefits at the Company. The first group, those who retired prior to January 1, 1992, receives a subsidy of between 90% and 100% of total cost. Since this subsidy level will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for pre-1992 retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability. With respect to the second group, those who retired on or after January 1, 1992, the employer subsidy on prescription drug benefits is capped and currently provides as low as 25% of the total cost. Since final authoritative accounting guidance has not yet been issued on determining whether a benefit meets the actuarial criteria for qualifying drug coverage, the Company has deferred recognition as permitted by FSP 106-2 for this group. The final accounting guidance could require changes to previously reported information.

FASB Interpretation 46 (revised December 2003)-- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51", ("FIN 46R") which clarifies the consolidation accounting guidance of Accounting Research Bulletin No.51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interest are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under the new guidance.

b) Investments

The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

Policy loans are reported at aggregate unpaid balances, which approximates fair value.

Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


c) Derivatives

All derivative instruments are reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $17 after tax, included in other comprehensive income as at December 31, 2004, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

d) Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

e) Deferred Acquisition Costs ("DAC")

Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

f) Policyholder Liabilities and Accruals

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2004, participating insurance expressed as a percentage of gross actuarial reserves and account value was 46.5%.

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2004, $9,527 (2003 - $9,315) of policyholder liabilities and accruals related to the participating policyholders' account were included in the closed block.

ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as of December 31, 2004.

g) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

h) Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


i) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

j) Reinsurance

The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

k) Stock-Based Compensation

Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of ManUSA.

l) Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC. and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


m) Foreign Exchange Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the consolidated balance sheet date. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

n) Comparative Figures

Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

o) Use of Estimates

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The Company made adjustments to the amortized costs of its fixed-maturities and equity securities by recognizing $8 (2003 --$53; 2002 -- $177) in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3. Investments and Investment Income

a) Fixed-Maturity and Equity Securities

At December 31, 2004, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                 Gross       Gross
                                  Amortized    Unrealized Unrealized       Fair
                                     Cost        Gains      Losses         Value
                                -------------- ---------  ----------  ---------------
As of December 31                2004    2003  2004  2003 2004  2003   2004    2003
-----------------               ------- ------ ----  ---- ----  ----  ------- -------
Fixed-maturity securities:
U.S. government................ $ 3,308 $2,536 $111  $ 64 $ (8) $(18) $ 3,411 $ 2,582
Foreign governments............   1,063  1,108  203   202   --    (3)   1,266   1,307
Corporate......................   5,882  5,933  494   589  (14)  (23)   6,362   6,499
Asset-backed...................     143    250    7    18   (1)   (3)     149     265
                                ------- ------ ----  ---- ----  ----  ------- -------
Total fixed-maturity securities $10,396 $9,827 $815  $873 $(23) $(47) $11,188 $10,653
                                ======= ====== ====  ==== ====  ====  ======= =======
Equity securities.............. $   382 $  401 $ 91  $ 83 $ (7) $ (9) $   466 $   475
                                ======= ====== ====  ==== ====  ====  ======= =======

Proceeds from sales of fixed-maturity securities during 2004 were $8,860 (2003 -- $10,986; 2002 -- $8,481). Gross gains and losses of $252 and $123 respectively, were realized on those sales (2003 -- $251 and $122 respectively; 2002 -- $218 and $154 respectively). In addition during 2004, other-than-temporary impairments of nil (2003 -- $10; 2002 -- $109) were recognized in income.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

3. Investments and Investment Income -- (continued)


Proceeds from the sale of equity securities during 2004 were $209 (2003 -- $530; 2002 -- $34). Gross gains and losses of $35 and $28 respectively, were realized on those sales (2003 -- $181 and $147 respectively; 2002 -- $48 and $84 respectively). In addition during 2004, other-than-temporary impairments of $10 (2003 -- $51; 2002 -- $135) were recognized in income.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

At December 31, 2004, there were 114 (2003 -- 323) fixed-income securities that have a gross unrealized loss of $23 (2003 -- $47) of which the single largest unrealized loss was $2 (2003 -- $7). The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

At December 31, 2004, there were 69 (2003 -- 78) equity securities that have a gross unrealized loss of $7 (2003 -- $9) of which the single largest unrealized loss was $2 (2003 -- $2). The Company anticipates that these equity securities will recover in value.

The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below:

                                                                 Amortized  Fair
As of December 31, 2004                                            cost     Value
-----------------------                                          --------- -------
Fixed-maturity securities, excluding mortgage-backed securities:
One year or less................................................  $   335  $   347
Greater than 1; up to 5 years...................................    1,639    1,686
Greater than 5; up to 10 years..................................    2,868    3,023
Due after 10 years..............................................    5,411    5,983
Asset - backed securities.......................................      143      149
                                                                  -------  -------
   Total fixed-maturity securities..............................  $10,396  $11,188
                                                                  =======  =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b) Mortgage Loans

Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                       As of December 31      2004  2003
                       -----------------      ----  ----
                       Impaired loans........ $ 83  $90
                                              ====  ===
                       Allowance, January 1.. $ 31  $36
                       Deductions............  (23)  (5)
                                              ----  ---
                       Allowance, December 31 $  8  $31
                                              ====  ===

All impaired mortgage loans have been provided for and no interest is accrued on impaired loans.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

3. Investments and Investment Income -- (continued)


c) Investment Income

Income by type of investment was as follows:

                                         For the Years Ended December 31
                                         ------------------------------
                                          2004       2003       2002
                                          ------     ------     ------
               Fixed-maturity securities $  692     $  737     $  729
               Equity securities........     16         12         11
               Mortgage loans...........    155        149        139
               Investment real estate...     86         86         88
               Other investments........    230        228        228
                                          ------     ------     ------
               Gross investment income..  1,179      1,212      1,195
               Investment expenses......    (31)       (38)       (38)
                                          ------     ------     ------
               Net investment income.... $1,148     $1,174     $1,157
                                          ======     ======     ======

d) Significant Equity Interests

ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

As of December 31, 2004, the total assets for Flex I were $290 (2003 -- $296 for Flex I; 2002 -- $306 for Flex I and $87 for Flex II), with total liabilities amounting to $230 (2003 -- $237 for Flex I; 2002 -- $248 for Flex I and $77 for Flex II). For the year ended December 31, 2004, total net loss amounted to $3 (2003 -- $5 for Flex I; 2002 -- $3 for Flex I and $4 for Flex
II).

e) Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2004, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $2,579 and $2,645 respectively (2003 -- $667 and $642 respectively).

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

4. Comprehensive Income


a) Total comprehensive income was as follows:

                                                                                For the Years Ended December 31
                                                                                -------------------------------
                                                                                2004       2003      2002
                                                                                ----       ----      ----
Net income..................................................................... $459       $191      $155
Other comprehensive income, net of DAC, deferred income taxes and other amounts required to satisfy policyholder liabilities:
 Unrealized holding gains arising during the year..............................  118        209       269
 Minimum pension asset (liability).............................................   (1)        24       (25)
 Foreign currency translation..................................................   57        131        44
 Less:
 Reclassification adjustment for realized gains (losses) included in net income  139         82       (70)
                                                                                  ----       ----      ----
Other comprehensive income.....................................................   35        282       358
                                                                                  ----       ----      ----
Comprehensive income........................................................... $494       $473      $513
                                                                                  ====       ====      ====

Other comprehensive income is reported net of tax (benefit) expense of $(11), $81, and $169 for 2004, 2003 and 2002, respectively.

b) Accumulated other comprehensive income is comprised of the following:

               As of December 31                      2004  2003
               -----------------                      ----  ----
               Unrealized gains :
                Beginning balance.................... $640  $512
                Current period change................  (21)  128
                                                      ----  ----
                Ending balance....................... $619  $640
                                                      ----  ----
               Minimum pension liability:
                Beginning balance.................... $ (3) $(28)
                Current period change................   (1)   25
                                                      ----  ----
                Ending balance....................... $ (4) $ (3)
                                                      ----  ----
               Foreign currency:
                Beginning balance.................... $156  $ 27
                Current period change................   57   129
                                                      ----  ----
                Ending balance....................... $213  $156
                                                      ----  ----
               Accumulated other comprehensive income $828  $793
                                                      ====  ====

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

4. Comprehensive Income -- (continued)


c) Unrealized Gains on Securities Available-for-Sale

Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

As at December 31                                                   2004    2003
-----------------                                                  ------  ------
Gross unrealized gains............................................ $1,355  $1,385
Gross unrealized losses...........................................    (56)    (56)
DAC and other amounts required to satisfy policyholder liabilities   (349)   (345)
Deferred income taxes.............................................   (331)   (344)
                                                                   ------  ------
Net unrealized gains on securities available-for-sale............. $  619  $  640
                                                                   ======  ======

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC/DSI were as follows:

                                                                For the Years Ended
                                                                  December 31
                                                                ------------------
                                                                 2004      2003
                                                                 ------    ------
Balance, January 1............................................. $3,154    $2,731
Capitalization.................................................    847       651
Amortization...................................................   (358)     (227)
Change in accounting principle (Note 2 a)......................     14        --
Effect of net unrealized gains on securities available-for-sale     19        (1)
                                                                 ------    ------
Balance, December 31........................................... $3,676    $3,154
                                                                 ======    ======

6. Income Taxes

The components of income tax expense were as follows:

                                             For the Years Ended
                                               December 31
                                             ------------------
                                             2004  2003   2002
                                             ----  ----   ----
                   Current expense (benefit) $ 40  $(66)  $(52)
                   Deferred expense.........  128   143     83
                                             ----  ----   ----
                   Total expense............ $168  $ 77   $ 31
                                             ====  ====   ====

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

6. Income Taxes -- (continued)


Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets (liabilities) were as follows:

                                                         For the Years Ended
                                                           December 31
                                                         ------------------
                                                          2004      2003
                                                          ------    ------
       Deferred tax assets:
       Differences in computing policy reserves......... $  704    $  598
       Investments......................................     --         1
       Policyholder dividends payable...................     --        11
       Net operating loss...............................     69       178
       Other deferred tax assets........................    113        34
                                                          ------    ------
        Deferred tax assets.............................    886       822
                                                          ------    ------
       Deferred tax liabilities:
       Deferred acquisition costs.......................    735       672
       Unrealized gains on securities available-for-sale    465       472
       Premiums receivable..............................     23        25
       Investments......................................    229        58
       Other deferred tax liabilities...................      3        21
                                                          ------    ------
        Deferred tax liabilities........................  1,455     1,248
                                                          ------    ------
        Net deferred tax liabilities.................... $ (569)   $ (426)
                                                          ======    ======

At December 31, 2004, the Company has operating loss carry forwards of $198 that will begin to expire in 2016, and $4 of tax credits with no expiry limitation. At December 31, 2003 and December 31, 2002, the Company had operating loss carry forwards of $508 and $612, respectively, and $3.4 and $1.4, respectively, of tax credits.

7. Notes Payable to Parent

On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to Manufacturers Investment Corporation ("MIC").

On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 and $32 for 2003 and 2002, respectively. No amount was owed to MIC as of December 31, 2004.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

8. Capital and Surplus


Capital stock is comprised of the following:

                                                          2004 2003
                                                          ---- ----
            Authorized:
             50,000,000 Preferred shares, Par value $1.00  --   --
             50,000,000 Common shares, Par value $1.00...  --   --
            Issued and outstanding:
             100,000 Preferred shares....................  --   --
             4,728,934 Common shares..................... $ 5  $ 5

ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

                                                         US Statutory Basis
                                                         ------------------
   For the Years Ended December 31                        2004  2003  2002
   -------------------------------                       ------ ---- ------
   The Manufacturers Life Insurance Company (U.S.A.):
    Net income (loss)................................... $  304 $289 $ (396)
    Net capital and surplus.............................  1,165  954  1,078
   The Manufacturers Life Insurance Company of New York:
    Net income (loss)................................... $   21 $  2 $  (26)
    Net capital and surplus.............................     51   52     52

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

As at December 31, 2004, assets in the amount of $6.7 (2003 -- $6.7) were on deposit with government authorities or trustees as required by law.

9. Pension and Other Post-Employment Benefits

a) Employee Retirement Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Plan was $78 (2003 -- $76), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). The fair value of the Plan assets totaled $74 (2003 -- $71).

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Supplemental Plan was $28 (2003 -- $26), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%).

b) 401(k) Plan

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2004 (2003 -- $2).

c) Post-retirement Benefit Plan

In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2004, the benefit obligation of the postretirement benefit plan was $30 (2003 -- $29), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). This plan is unfunded. Post-retirement benefit plan expenses for 2004 were $3 (2003 -- $2).

d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

Pension plans based in the United States require annual valuations, with the most recent valuations performed as at January 1, 2004.

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                               Post-
                                                                Employee    retirement
                                                               Retirement     Benefit
                                                                  Plans        Plan
                                                              ------------  ----------
As of December 31                                              2004   2003  2004  2003
-----------------                                             -----  -----  ----  ----
Change in benefit obligation
Benefit obligation at beginning of year...................... $(102) $ (90) $(29) $(23)
Service cost.................................................    (5)    (5)   (1)   (1)
Interest cost................................................    (6)    (6)   (2)   (2)
Actuarial loss...............................................    --     (8)   (1)   (4)
Impact of Medicare...........................................   N/A    N/A     1    --
Benefits paid................................................     7      7     2     1
                                                              -----  -----  ----  ----
Benefit obligation at end of year............................ $(106) $(102) $(30) $(29)
                                                              -----  -----  ----  ----
Change in plan assets
Fair value of plan assets at beginning of year............... $  71  $  60  $ --  $ --
Actual return on plan assets.................................     9     16    --    --
Employer contribution........................................     1      2     1     1
Benefits paid................................................    (7)    (7)   (1)   (1)
                                                              -----  -----  ----  ----
Fair value of plan assets at end of year..................... $  74  $  71  $ --  $ --
                                                              -----  -----  ----  ----
Funded status................................................ $ (32) $ (31) $(30) $(29)
Unrecognized transition asset................................    --     (1)   --    --
Unrecognized actuarial loss (gain)...........................    45     50    (6)   (6)
Unrecognized prior service cost..............................     3      3    --    --
                                                              -----  -----  ----  ----
Net amount recognized........................................ $  16  $  21  $(36) $(35)
                                                              -----  -----  ----  ----
Amounts recognized in consolidated balance sheets consist of:
 Prepaid benefit cost........................................ $  36  $  39  $ --  $ --
 Accrued benefit liability...................................   (26)   (24)  (37)  (35)
 Intangible asset............................................     1      1    --    --
 Accumulated other comprehensive income......................     6      5    --    --
                                                              -----  -----  ----  ----
Net amount recognized........................................ $  17  $  21  $(37) $(35)
                                                              =====  =====  ====  ====

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


                                             Employee   Post-retirement
                                            Retirement    Benefit
                                               Plans       Plan
                                            ----------  --------------
             As of December 31              2004  2003  2004    2003
             -----------------              ----  ----  ----    ----
             Weighted average assumptions
             Discount rate................. 5.75% 6.00% 5.75%   6.00%
             Expected return on plan assets 8.25% 8.25%  N/A     N/A
             Rate of compensation increase. 4.00% 5.00% 4.00%   5.00%
             Cost-of-living increase....... 3.00% 3.00%  N/A     N/A

On December 31, 2004, the accrued post-retirement benefit plan obligation was $30. The post-retirement benefit obligation for eligible active employees was $5. The amount of the post-retirement benefit obligation for ineligible active employees was $11. For measurement purposes as of December 31, 2004, a 10.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5% in 2016 and will remain at that level thereafter.

                                                           Employee   Post-retirement
                                                           Retirement  Benefit
                                                             Plans      Plan
                                                           --------   --------------
  As of December 31                                        2004  2003 2004    2003
  -----------------                                        ----  ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost............................................ $ 5   $ 5  $ 1     $ 1
  Interest cost...........................................   6     6    2       2
  Expected return on plan assets..........................  (6)   (7)  --      --
  Amortization of net transition obligation...............  (1)   (3)  --      --
  Recognized actuarial loss (gain)........................   3     2   --      (1)
                                                           ---   ---  ---     ---
  Net Periodic Benefit Cost............................... $ 7   $ 3  $ 3     $ 2
                                                           ===   ===  ===     ===

For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $28, $26, and nil respectively as of December 31, 2004 and $26, $24, and nil respectively as of December 31, 2003.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2004 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation...........       $5                $(4)

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


No contributions are anticipated during the next 5 years and the expected benefit payments for the next 5 years are as follows:

                                 Expected Pension &
                               Other Benefit Payments
                               ----------------------
                          2005           $8
                          2006           $8
                          2007           $8
                          2008           $9
                          2009           $9


e) Plan Assets

The weighted average assets for the Company's U.S. Cash Balance Plan at December 31, 2004, and December 31, 2003, by asset category are as follows:

                                            Plan Assets
                                            ----------
                          As of December 31 2004  2003
                          ----------------- ----  ----
                          Equity securities  63%   66%
                          Debt securities..  33%   29%
                          Real estate......   4%    5%
                          Other............   0%    0%
                                            ---   ---
                          Total............ 100%  100%
                                            ===   ===

The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages include a 40% to 80% range for equity securities with a target allocation of 67% and a range of 20% to 60% for debt securities with a target allocation of 33%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

Overall Guidelines

  . No more than 5% of the market value of the total assets can be invested in any one company's securities.

  . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

  . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

  . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

  . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the employee Retirement Income Security Act are prohibited.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


  . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

10. Stock based compensation

There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

Details of outstanding options relating to the employees of ManUSA are as follows:

                                        For the Years Ended December 31
                                   -----------------------------------------
                                           2004                 2003
                                   -------------------- --------------------
                                               Weighted             Weighted
                                               average              average
                                    Number of  exercise  Number of  exercise
                                     options    price     options    price
                                   (thousands)  (Cdn.)  (thousands)  (Cdn.)
                                   ----------- -------- ----------- --------
    Outstanding, January 1........    2,235     $38.82     2,110     $40.37
    Granted.......................      378      48.53       275      36.38
    Exercised.....................      (95)     38.79        (7)     39.02
    Forfeited/Cancelled...........      (13)     43.13      (143)     41.27
                                      -----     ------     -----     ------
    Outstanding, December 31......    2,505     $40.26     2,235     $38.82
                                      -----     ------     -----     ------
    Exercisable, as of December 31    1,595     $40.04     1,264     $38.86
                                      =====     ======     =====     ======

The exercise price of stock options outstanding range from Cdn. $14.17 to Cdn. $55.4 and have a weighted average contractual remaining life of 5.1 years.

The weighted average fair value of each option granted by MFC in 2004 has been estimated at Cdn. $11.33 (2003 -- Cdn. $10.75) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 3.7% (2003 -- 4.8%), dividend yield of 1.8% (2003 -- 1.8%), expected volatility of 22.5% (2003 --25%) and expected life of six years (2003 -- seven years).

Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense of $1 for the year ended December 31, 2003.

In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2004 and 2003. The number of DSUs outstanding was 173,237 as at December 31, 2004 (2003 -- 170,209). ManUSA recorded compensation expense of $2 related to DSUs granted by MFC to its employees (2003 -- $1; 2002 -- $1).

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

10. Stock based compensation -- (continued)


Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period based on changes in the fair value of MFC's stock. At December 31, 2004 there were 252,149 RSU's outstanding for eligible employees (2003 -- 222,269). The Company recorded a compensation expense related to RSUs of $3 for the year ended December 31, 2004 (2003 -- $1).

11. Derivative Financial Instruments

The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

11. Derivative Financial Instruments -- (continued)


Outstanding derivative instruments were as follows:

                                            Notional or Contract
                                               Amounts           Carrying Value Fair Value
                                            -------------------- -------------  ----------
As of December 31                            2004       2003     2004    2003   2004  2003
-----------------                             ------    ------   ----    ----   ----  ----
Interest rate and currency swaps and floors $1,491     $  830    $(41)   $(34)  $(41) $(34)
Interest rate option written...............     12         12      (1)     (1)    (1)   (1)
Equity contracts...........................      3          9      --      --     --    --
Currency forwards..........................    356        276      25      25     25    25
                                              ------    ------    ----   ----   ----  ----
Total derivatives.......................... $1,862     $1,127    $(17)   $(10)  $(17) $(10)
                                              ======    ======    ====   ====   ====  ====

Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the consolidated balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12. Fair Value of Financial Instruments

Thecarrying values and the estimated fair values of the Company's financial instruments at December 31 were as follows:

                                           Carrying Value    Fair Value
                                           --------------- ---------------
     As of December 31                      2004    2003    2004    2003
     -----------------                     ------- ------- ------- -------
     Assets:
      Fixed-maturity and equity securities $11,654 $11,128 $11,654 $11,128
      Mortgage loans......................   2,367   2,187   2,516   2,419
      Policy loans........................   2,681   2,532   2,681   2,532
      Short-term investments..............     436     564     436     564
     Liabilities:
      Insurance investment contracts......   2,337   2,365   2,309   2,333
      Derivative financial instruments....      17      10      17      10

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans: Carrying values approximate fair values.

Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

12. Fair Value of Financial Instruments -- (continued)


Derivative financial instruments: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

Separate account assets and liabilities: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13. Related Party Transactions

The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $281 in 2004 (2003 -- $254; 2002 -- $277).

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), a sister company to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $169 in 2004 (2003 -- $123; 2002 -- $168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2004 was $374.

On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,371 (2003 -- $2,223) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 (Cdn. $375) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The principal outstanding is $74 (Cdn. $96) both on December 31, 2004 and 2003. The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however, the loan is normally renegotiated at each year-end. Interest is calculated at a fluctuating rate equivalent to a 3-month LIBOR plus 39 basis points in 2003 (32 basis points in 2002) and is payable quarterly. On December 30, 2002, the Company repaid $177 (Cdn. $279) of the principal balance outstanding. By an agreement dated August 9, 2004 effected on September 2, 2004, the Cdn $96 of the principal outstanding was converted to U.S. $74.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

13. Related Party Transactions -- (continued)


On December 29, 2001, ManUSA entered into a one-year agreement with MLI to swap Cdn. $375 at a three-month Banker's Acceptance note plus 31.34 basis points for U.S. $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss on the maturity of the swap. On December 29, 2002, ManUSA entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 32 basis points for U.S. $61 at a three-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 39 basis points for U.S. $71 at a three-month LIBOR plus 25 basis points. The Company terminated this swap agreement on the same day the loan with MHHL was converted to U.S. dollars.

Pursuant to a promissory note issued by the Company, the Company borrowed $4 from MHHL. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to a 3-month LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 2.8% at December 31, 2004.

Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 (Cdn. $125) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

As at December 31, 2004, the Company had one (2003 -- two) inter-company loan to MRL with a carrying value of $18 (2003 -- $19). The loan matures on May 11, 2006 and bears interest at a 3-month LIBOR plus 60 basis points. The rate at December 31, 2004 was 3.09%.

The Company has a liquidity pool in which affiliates can invest their excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective May 28, 2004. The maximum aggregate amount that the Company can accept in the liquidity pool is $600. By acting as the group's banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pool:

             Affiliate                                   2004 2003
             ---------                                   ---- ----
             Manulife Investment Corporation ("MIC").... $ 51 $ 34
             Manulife Reinsurance Ltd ("MRL")...........   65   71
             Manulife Reinsurance (Bermuda) Ltd ("MRBL")   67   50
             MRBL Reinsurance Trust.....................  155   58
             Manulife Hungary Holdings KFT ("MHHL").....    4   --
                                                         ---- ----
             Total...................................... $342 $213
                                                         ==== ====

The amounts are included in due to affiliates.

14. Reinsurance

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

14. Reinsurance -- (continued)


Reinsurance premiums were included in premium revenue as follows:

             For the Years Ended December 31  2004   2003    2002
             ------------------------------- -----  ------  ------
                   Direct premiums.......... $ 900  $1,011  $1,011
                   Reinsurance assumed......   335     309     323
                   Reinsurance ceded........  (292)   (365)   (332)
                                             -----  ------  ------
                   Total premiums........... $ 943  $  955  $1,002
                                             =====  ======  ======

Reinsurance recoveries on ceded reinsurance contracts were $281, $309 and $311 during 2004, 2003 and 2002, respectively.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $1. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Consolidated Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Consolidated Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

15. Certain Separate Accounts -- (continued)


At December 31, 2004 and December 31, 2003, the Company had the following variable contracts with guarantees:

         As at December 31                                  2004      2003
                       -----------------                  -------   -------
         Return of net deposits
          Account value.................................  $ 4,093   $ 2,004
          Net amount at risk -- gross...................  $    11   $    15
          Net amount at risk -- net.....................  $     2   $    10
         Return of net deposits plus a minimum return
          Account value.................................  $   896   $   838
          Net amount at risk -- gross...................  $   178   $   201
          Net amount at risk -- net.....................  $     1   $     1
          Guaranteed minimum return rate................        5%        5%
         Highest anniversary account value minus withdrawals post-anniversary
          Account value.................................. $22,637   $18,690
          Net amount at risk -- gross.................... $ 2,275   $ 3,039
          Net amount at risk -- net...................... $    90   $   262
         Guaranteed Minimum Income Benefit
          Account value.................................. $11,420   $ 9,252
          Net amount at risk -- gross.................... $ 1,277   $ 1,348
          Net amount at risk -- net...................... $    21   $    18
         Guaranteed Minimum Withdrawal Benefit
          Account value.................................. $ 3,187   $     9
          Net amount at risk -- gross....................      --        --
          Net amount at risk -- net......................      --        --

(Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The table above shows the net amount at risk both gross and net of reinsurance.

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 billion), as of December 31, 2004 and December 31, 2003, respectively:

                                                                 December 31, December 31,
Asset Class          Index                                           2004         2003
-----------          -----                                       ------------ ------------
Large Cap Equity     S&P 500                                         9.65         7.22
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       1.93         4.62
High Yield Bond      Ibbottson Domestic High Yield Bond              0.72         0.66
Balanced             60% Large Cap Equity, 40% High Quality Bond     8.58         4.44
Small Cap Equity     Ibbottson US Small Cap Stock                    4.02         3.50
International Equity MSCI EAFE                                       1.18         0.85
Global Equity        MSCI World                                      0.38         0.35
Real Estate          NAREIT                                          0.35         0.24

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

15. Certain Separate Accounts -- (continued)


The reserves roll forward for the separate accounts as at December 31, 2004 is shown below (in units of millions):

                                                              Guaranteed
                                  Guaranteed     Guaranteed    Minimum
                                    Minimum       Minimum     Withdrawal
                                 Death Benefit Income Benefit  Benefit
                                    (GMDB)         (GMIB)       (GMWB)   Totals
                                 ------------- -------------- ---------- ------
Balance at January 1, 2004......     $ 66           $136           --     $202
Incurred Guarantee Benefits.....      (42)            --           --      (42)
Other Reserve Changes...........       48            (15)        $(24)       9
                                     ----           ----         ----     ----
Balance at December 31, 2004....       72            121          (24)     169
Reinsurance Recoverable.........       32            194           --      226
                                     ----           ----         ----     ----
Net Balance at December 31, 2004     $ 40           $(73)        $(24)    $(57)
                                     ====           ====         ====     ====

The gross reserve for both GMDB and GMIB are determined using SOP 03-1 whereas the gross reserve for GMWB is determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

  . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  .   Partial withdrawal rates are approximately 4% per year.

  . The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for SFAS 133 calculations.

16. Contingencies and Commitments

The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

On December 31, 2004, the Company had outstanding commitments involving three mortgage applications in the United States for a total $28 to be disbursed in 2005.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $11 for 2005, and $11 for 2006 and thereafter. There were no other material operating leases in existence at the end of 2004.

17. Subsequent Events

On September 14, 2004, the Board of Directors of the Company resolved to discontinue its branch operations in Taiwan and proceed with negotiations to sell the in-force business of its Taiwan branch to an affiliate, Manulife (International) Limited, a life insurance company incorporated in Bermuda. The sale was completed on January 1, 2005 and resulted in assets of $234 and liabilities of $185 being transferred to MLI for a cash consideration of $24.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.) Separate Account N

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account N (comprising of the 500 Index Trust, Aggressive Growth Trust, All Asset Portfolio, All Cap Core Trust, All Cap Growth Trust, All Cap Value Trust, American Blue Chip Income & Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Diversified Bond Trust, Dynamic Growth Trust, Emerging Growth Trust, Emerging Small Company Trust, Equity-Income Trust, Equity Index Trust, Financial Services Trust, Fundamental Value Trust, Global Trust, Global Allocation Trust, Global Bond Trust, Growth & Income Trust, Health Sciences Trust, High Yield Trust, Income & Value Trust, International Equity Index Fund, International Index Trust, International Small Cap Trust, International Stock Trust, International Value Trust, Investment Quality Bond Trust, Large Cap Growth Trust, Large Cap Value Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Balanced 640 Trust, Lifestyle Conservative 280 Trust, Lifestyle Growth 820 Trust, Lifestyle Moderate 460 Trust, Mid Cap Core Trust, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Cap Value Trust, Money Market Trust, Natural Resources Trust, Overseas Trust, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Equity Trust, Quantitative Mid Cap Trust, Real Estate Securities Trust, Real Return Bond Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Company Trust, Small Company Blend Trust, Small Company Value Trust, Special Value Trust, Strategic Bond Trust, Strategic Growth Trust, Strategic Income Trust, Strategic Opportunities Trust, Strategic Value Trust, Total Return Trust, Total Stock Market Index Trust, U.S. Government Securities Trust, U.S. Large Cap Trust, Utilities Trust, and Value Trust sub-accounts) of The Manufacturers Life Insurance Company (U.S.A.) as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account N at December 31, 2004, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP

March 18, 2005

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                               December 31, 2004

Assets
Investments at fair value:
 Sub-accounts invested in Manufacturers Investment Trust Portfolios:
   500 Index Trust -- 699,263 shares (cost $6,751,733)....................... $ 7,356,251
   Aggressive Growth Trust -- 398,728 shares (cost $5,277,336)...............   5,785,540
   All Cap Core Trust -- 189,233 shares (cost $2,527,335)....................   3,006,912
   All Cap Growth Trust -- 510,575 shares (cost $6,986,673)..................   7,837,329
   All Cap Value Trust -- 109,827 shares (cost $1,392,732)...................   1,596,891
   American Blue Chip Income & Growth Trust -- 21,470 shares (cost $326,367).     362,839
   American Growth Trust -- 478,116 shares (cost $7,358,028).................   8,261,844
   American Growth-Income Trust -- 104,460 shares (cost $1,651,593)..........   1,775,824
   American International Trust -- 87,912 shares (cost $1,520,713)...........   1,702,860
   Balanced Trust............................................................          --
   Blue Chip Growth Trust -- 1,920,123 shares (cost $28,010,854).............  32,373,276
   Capital Appreciation Trust -- 111,804 shares (cost $861,577)..............     982,755
   Diversified Bond Trust -- 713,867 shares (cost $7,611,162)................   7,709,761
   Dynamic Growth Trust -- 534,167 shares (cost $2,329,024)..................   2,585,369
   Emerging Growth Trust -- 3,730 shares (cost $56,612)......................      61,397
   Emerging Small Company Trust -- 1,760,254 shares (cost $47,338,560).......  50,607,293
   Equity-Income Trust -- 2,157,328 shares (cost $31,774,504)................  36,760,871
   Equity Index Trust -- 1,830,520 shares (cost $23,083,833).................  27,164,917
   Financial Services Trust -- 23,002 shares (cost $268,966).................     322,026
   Fundamental Value Trust -- 166,623 shares (cost $2,104,863)...............   2,356,047
   Global Trust -- 276,454 shares (cost $3,614,842)..........................   4,088,754
   Global Allocation Trust -- 18,278 shares (cost $184,312)..................     197,769
   Global Bond Trust -- 265,874 shares (cost $3,933,329).....................   4,323,117
   Growth & Income Trust -- 701,844 shares (cost $14,344,904)................  16,191,548
   Health Sciences Trust -- 225,422 shares (cost $3,175,016).................   3,480,512
   High Yield Trust -- 1,128,682 shares (cost $11,062,428)...................  11,862,447
   Income & Value Trust -- 2,713,976 shares (cost $28,055,742)...............  29,826,597
   International Index Trust.................................................          --
   International Small Cap Trust -- 269,123 shares (cost $4,038,811).........   4,744,645
   International Stock Trust -- 1,203,310 shares (cost $10,622,084)..........  13,368,772
   International Value Trust -- 553,931 shares (cost $7,070,369).............   8,198,182
   Investment Quality Bond Trust -- 1,824,805 shares (cost $22,541,555)......  22,645,826
   Large Cap Growth Trust -- 727,040 shares (cost $6,738,430)................   7,321,297
   Large Cap Value Trust -- 76,418 shares (cost $1,366,735)..................   1,435,901
   Lifestyle Aggressive 1000 Trust -- 404,549 shares (cost $4,483,215).......   5,093,275
   Lifestyle Balanced 640 Trust -- 1,308,132 shares (cost $15,743,939).......  18,039,138
   Lifestyle Conservative 280 Trust -- 387,631 shares (cost $5,295,311)......   5,504,364
   Lifestyle Growth 820 Trust -- 576,247 shares (cost $6,723,798)............   7,721,710
   Lifestyle Moderate 460 Trust -- 249,837 shares (cost $3,185,678)..........   3,447,752
   Mid Cap Core Trust -- 33,838 shares (cost $538,740).......................     587,434
   Mid Cap Index Trust -- 416,238 shares (cost $6,230,101)...................   6,984,470
   Mid Cap Stock Trust -- 1,157,971 shares (cost $15,369,164)................  16,362,126
   Mid Cap Value Trust -- 748,929 shares (cost $11,438,007)..................  13,585,575
   Money Market Trust -- 4,036,184 shares (cost $40,361,843).................  40,361,843
   Natural Resources Trust -- 89,428 shares (cost $1,753,404)................   1,963,833

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

Assets
Investments at fair value:
 Sub-accounts invested in Manufacturers Investment Trust Portfolios:
   Overseas Trust -- 564,355 shares (cost $5,372,760)......................... $  6,016,023
   Pacific Rim Trust -- 614,350 shares (cost $4,955,052)......................    5,836,323
   Quantitative All Cap Trust -- 175 shares (cost $2,788).....................        2,916
   Quantitative Equity Trust..................................................           --
   Quantitative Mid Cap Trust -- 30,525 shares (cost $335,671)................      394,385
   Real Estate Securities Trust -- 1,433,712 shares (cost $27,666,242)........   38,437,806
   Real Return Bond Trust -- 113,202 shares (cost $1,515,122).................    1,584,831
   Science & Technology Trust -- 2,621,258 shares (cost $28,733,484)..........   30,223,103
   Small Cap Index Trust -- 472,081 shares (cost $6,301,799)..................    7,067,046
   Small Cap Opportunities Trust -- 75,188 shares (cost $1,462,907)...........    1,625,557
   Small Company Trust........................................................           --
   Small Company Blend Trust -- 132,945 shares (cost $1,396,657)..............    1,624,586
   Small Company Value Trust -- 1,152,974 shares (cost $20,226,956)...........   24,396,927
   Special Value Trust -- 12,067 shares (cost $190,180).......................      225,420
   Strategic Bond Trust -- 400,134 shares (cost $4,635,583)...................    4,821,612
   Strategic Growth Trust -- 96,966 shares (cost $928,153.....................    1,039,479
   Strategic Income Trust -- 2,250 shares (cost $29,848)......................       30,167
   Strategic Opportunities Trust -- 432,959 shares (cost $4,110,923)..........    4,732,242
   Strategic Value Trust -- 70,644 shares (cost $737,194).....................      832,892
   Total Return Trust -- 3,485,820 shares (cost $48,938,618)..................   49,394,073
   Total Stock Market Index Trust -- 232,561 shares (cost $2,331,365).........    2,572,128
   U.S. Government Securities Trust -- 591,944 shares (cost $8,173,830).......    8,245,778
   U.S. Large Cap Trust -- 1,631,197 shares (cost $20,926,239)................   22,836,763
   Utilities Trust -- 40,518 shares (cost $423,193)...........................      489,462
   Value Trust -- 1,161,005 shares (cost $21,130,568).........................   22,720,877

 Sub-account invested in John Hancock Variable Series I Trust (VST) Portfolio:
   International Equity Index Fund -- 46,061 shares (cost $663,505)...........      752,181

 Sub-account invested in PIMCO Variable Investment Trust (VIT) Portfolio:
   All Asset Portfolio -- 6,680 shares (cost $78,299).........................       77,490
                                                                               ------------
Total assets.................................................................. $681,926,956
                                                                               ============
Contract Owners' Equity
Variable universal life insurance contracts................................... $681,926,956
                                                                               ============

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                                                                  Sub-Account
                                                         ------------------------------------------------------------
                                                                                                           All Asset
                                                             500 Index Trust     Aggressive Growth Trust   Portfolio
                                                         ----------------------  -----------------------  ------------
                                                         Year Ended  Year Ended   Year Ended  Year Ended  Period Ended
                                                         Dec. 31/04  Dec. 31/03   Dec. 31/04  Dec. 31/03  Dec. 31/04##
                                                         ----------  ----------  -----------  ----------  ------------
Income:
 Dividends.............................................. $   52,648  $   29,256  $        --  $       --    $ 1,982
Expenses:
 Mortality and expense risks, and administrative charges     21,044      13,256       31,136      25,747         44
                                                         ----------  ----------  -----------  ----------    -------
Net investment income (loss) during the year............     31,604      16,000      (31,136)    (25,747)     1,938
Net realized gain (loss) during the year................    768,477     106,471      773,190    (526,951)        76
Unrealized appreciation (depreciation) during the year..    (82,506)    846,742     (329,750)  1,839,047       (809)
                                                         ----------  ----------  -----------  ----------    -------
Net increase (decrease) in assets from operations.......    717,575     969,213      412,304   1,286,349      1,205
                                                         ----------  ----------  -----------  ----------    -------
Changes from principal transactions:
 Transfer of net premiums...............................  2,838,073   1,151,910    1,437,207     557,429        133
 Transfer on terminations...............................   (784,921)   (242,686)  (1,333,689)   (965,558)      (885)
 Transfer on policy loans...............................       (244)    (16,417)        (669)     (1,649)        --
 Net interfund transfers................................   (987,143)    861,391      296,229      34,722     77,037
                                                         ----------  ----------  -----------  ----------    -------
Net increase (decrease) in assets from
  principal transactions................................  1,065,765   1,754,198      399,078    (375,056)    76,285
                                                         ----------  ----------  -----------  ----------    -------
Total increase (decrease) in assets.....................  1,783,340   2,723,411      811,382     911,293     77,490
Assets beginning of year................................  5,572,911   2,849,500    4,974,158   4,062,865         --
                                                         ----------  ----------  -----------  ----------    -------
Assets end of year...................................... $7,356,251  $5,572,911  $ 5,785,540  $4,974,158    $77,490
                                                         ==========  ==========  ===========  ==========    =======

                                                                             Sub-Account
                                                         --------------------------------------------------
                                                            All Cap Core Trust       All Cap Growth Trust
                                                         ------------------------  ------------------------
                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                          Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         -----------  -----------  -----------  -----------
Income:
 Dividends.............................................. $    16,936  $        --  $        --  $        --
Expenses:
 Mortality and expense risks, and administrative charges      19,777       28,834       45,204       48,145
                                                         -----------  -----------  -----------  -----------
Net investment income (loss) during the year............      (2,841)     (28,834)     (45,204)     (48,145)
Net realized gain (loss) during the year................     636,601      (93,111)     809,620     (437,237)
Unrealized appreciation (depreciation) during the year..    (176,408)   1,436,253     (292,493)   2,518,315
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations.......     457,352    1,314,308      471,923    2,032,933
                                                         -----------  -----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................     579,317      876,646    1,392,163    1,985,180
 Transfer on terminations...............................    (799,360)  (1,891,000)    (796,257)  (2,983,291)
 Transfer on policy loans...............................         398       28,365      (15,642)      (9,110)
 Net interfund transfers................................  (1,881,123)  (1,573,393)  (1,419,052)    (607,373)
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................  (2,100,768)  (2,559,382)    (838,788)  (1,614,594)
                                                         -----------  -----------  -----------  -----------
Total increase (decrease) in assets.....................  (1,643,416)  (1,245,074)    (366,865)     418,339
Assets beginning of year................................   4,650,328    5,895,402    8,204,194    7,785,855
                                                         -----------  -----------  -----------  -----------
Assets end of year...................................... $ 3,006,912  $ 4,650,328  $ 7,837,329  $ 8,204,194
                                                         ===========  ===========  ===========  ===========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                          Sub-Account
                                                         ---------------------------------------------
                                                                                  American Blue Chip
                                                          All Cap Value Trust    Income & Growth Trust
                                                         ---------------------  ----------------------
                                                         Year Ended  Year Ended Year Ended Period Ended
                                                         Dec. 31/04  Dec. 31/03 Dec. 31/04 Dec. 31/03+
                                                         ----------  ---------- ---------- ------------
Income:
 Dividends.............................................. $    3,931   $     95   $     --    $     --
Expenses:
 Mortality and expense risks, and administrative charges      6,352      1,489      1,742         348
                                                         ----------   --------   --------    --------
Net investment income (loss) during the year............     (2,421)    (1,394)    (1,742)       (348)
Net realized gain (loss) during the year................     33,935      2,247     11,500         296
Unrealized appreciation (depreciation) during the year..    147,520     69,288     18,709      17,763
                                                         ----------   --------   --------    --------
Net increase (decrease) in assets from operations.......    179,034     70,141     28,467      17,711
                                                         ----------   --------   --------    --------
Changes from principal transactions:
 Transfer of net premiums...............................    319,423     55,795    128,999       1,770
 Transfer on terminations...............................    (84,084)   (15,953)   (61,777)     (2,842)
 Transfer on policy loans...............................         --         --         --          --
 Net interfund transfers................................    661,583    233,043     61,782     188,729
                                                         ----------   --------   --------    --------
Net increase (decrease) in assets from
  principal transactions................................    896,922    272,885    129,004     187,657
                                                         ----------   --------   --------    --------
Total increase (decrease) in assets.....................  1,075,956    343,026    157,471     205,368
Assets beginning of year................................    520,935    177,909    205,368          --
                                                         ----------   --------   --------    --------
Assets end of year...................................... $1,596,891   $520,935   $362,839    $205,368
                                                         ==========   ========   ========    ========

                                                                            Sub-Account
                                                         ----------------------------------------------------
                                                          American Growth Trust   American Growth-Income Trust
                                                         -----------------------  ---------------------------
                                                         Year Ended  Period Ended Year Ended    Period Ended
                                                         Dec. 31/04  Dec. 31/03+  Dec. 31/04    Dec. 31/03+
                                                         ----------  ------------ ----------    ------------
Income:
 Dividends.............................................. $      824   $       --  $    5,197      $    --
Expenses:
 Mortality and expense risks, and administrative charges     21,522        1,636       6,748           88
                                                         ----------   ----------   ----------     -------
Net investment income (loss) during the year............    (20,698)      (1,636)     (1,551)         (88)
Net realized gain (loss) during the year................     75,532          508       8,690           90
Unrealized appreciation (depreciation) during the year..    828,549       75,267     119,999        4,232
                                                         ----------   ----------   ----------     -------
Net increase (decrease) in assets from operations.......    883,383       74,139     127,138        4,234
                                                         ----------   ----------   ----------     -------
Changes from principal transactions:
 Transfer of net premiums...............................  1,111,161        3,565     603,377        2,153
 Transfer on terminations...............................   (293,984)     (12,488)   (128,761)      (1,298)
 Transfer on policy loans...............................     (2,122)          --      (1,392)          --
 Net interfund transfers................................  5,092,730    1,405,460   1,126,472       43,901
                                                         ----------   ----------   ----------     -------
Net increase (decrease) in assets from
  principal transactions................................  5,907,785    1,396,537   1,599,696       44,756
                                                         ----------   ----------   ----------     -------
Total increase (decrease) in assets.....................  6,791,168    1,470,676   1,726,834       48,990
Assets beginning of year................................  1,470,676           --      48,990           --
                                                         ----------   ----------   ----------     -------
Assets end of year...................................... $8,261,844   $1,470,676  $1,775,824      $48,990
                                                         ==========   ==========   ==========     =======

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                             Sub-Account
                                                         --------------------------------------------------
                                                                 American
                                                           International Trust          Balanced Trust
                                                         -----------------------  -------------------------
                                                         Year Ended  Period Ended  Year Ended    Year Ended
                                                         Dec. 31/04  Dec. 31/03+   Dec. 31/04x   Dec. 31/03
                                                         ----------  ------------ ------------  -----------
Income:
 Dividends.............................................. $   11,168    $     --   $    521,928  $   581,430
Expenses:
 Mortality and expense risks, and administrative charges      3,669         243         47,490      148,268
                                                         ----------    --------   ------------  -----------
Net investment income (loss) during the year............      7,499        (243)       474,438      433,162
Net realized gain (loss) during the year................      7,949         772     (8,069,837)  (1,679,793)
Unrealized appreciation (depreciation) during the year..    165,634      16,512      7,482,627    4,153,530
                                                         ----------    --------   ------------  -----------
Net increase (decrease) in assets from operations.......    181,082      17,041       (112,772)   2,906,899
                                                         ----------    --------   ------------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................    303,456       1,908        496,880    1,927,224
 Transfer on terminations...............................    (51,291)     (2,216)    (1,264,303)  (4,389,247)
 Transfer on policy loans...............................         --          --         31,175       79,372
 Net interfund transfers................................  1,150,634     102,246    (21,681,958)  (1,881,128)
                                                         ----------    --------   ------------  -----------
Net increase (decrease) in assets from
  principal transactions................................  1,402,799     101,938    (22,418,206)  (4,263,779)
                                                         ----------    --------   ------------  -----------
Total increase (decrease) in assets.....................  1,583,881     118,979    (22,530,978)  (1,356,880)
Assets beginning of year................................    118,979          --     22,530,978   23,887,858
                                                         ----------    --------   ------------  -----------
Assets end of year...................................... $1,702,860    $118,979   $         --  $22,530,978
                                                         ==========    ========   ============  ===========

                                                                            Sub-Account
                                                         ---------------------------------------------------
                                                          Blue Chip Growth Trust   Capital Appreciation Trust
                                                         ------------------------  -------------------------
                                                          Year Ended   Year Ended  Year Ended    Year Ended
                                                          Dec. 31/04   Dec. 31/03  Dec. 31/04    Dec. 31/03
                                                         -----------  -----------  ----------    ----------
Income:
 Dividends.............................................. $    35,790  $    12,366  $       --    $       --
Expenses:
 Mortality and expense risks, and administrative charges     161,502      151,369       4,962         3,538
                                                         -----------  -----------   ----------   ----------
Net investment income (loss) during the year............    (125,712)    (139,003)     (4,962)       (3,538)
Net realized gain (loss) during the year................   2,932,130   (2,760,298)    133,071         3,419
Unrealized appreciation (depreciation) during the year..    (258,615)   9,996,426     (30,875)      169,019
                                                         -----------  -----------   ----------   ----------
Net increase (decrease) in assets from operations.......   2,547,803    7,097,125      97,234       168,900
                                                         -----------  -----------   ----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................   5,344,335    3,739,819     258,563       121,616
 Transfer on terminations...............................  (7,195,400)  (7,571,724)   (129,212)      (29,055)
 Transfer on policy loans...............................     (43,386)       9,348          --            --
 Net interfund transfers................................  (3,098,715)   5,173,107    (484,737)      787,108
                                                         -----------  -----------   ----------   ----------
Net increase (decrease) in assets from
  principal transactions................................  (4,993,166)   1,350,550    (355,386)      879,669
                                                         -----------  -----------   ----------   ----------
Total increase (decrease) in assets.....................  (2,445,363)   8,447,675    (258,152)    1,048,569
Assets beginning of year................................  34,818,639   26,370,964   1,240,907       192,338
                                                         -----------  -----------   ----------   ----------
Assets end of year...................................... $32,373,276  $34,818,639  $  982,755    $1,240,907
                                                         ===========  ===========   ==========   ==========

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.
x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                           Sub-Account
                                                         -----------------------------------------------
                                                          Diversified Bond Trust   Dynamic Growth Trust
                                                         -----------------------  ----------------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         ----------  -----------  ----------  ----------
Income:
 Dividends.............................................. $  323,733  $   435,668  $       --  $       --
Expenses:
 Mortality and expense risks, and administrative charges     43,498       49,468      12,196       8,596
                                                         ----------  -----------  ----------  ----------
Net investment income (loss) during the year............    280,235      386,200     (12,196)     (8,596)
Net realized gain (loss) during the year................    (26,615)      80,327     311,045        (197)
Unrealized appreciation (depreciation) during the year..    (14,499)    (129,077)    (81,740)    469,750
                                                         ----------  -----------  ----------  ----------
Net increase (decrease) in assets from operations.......    239,121      337,450     217,109     460,957
                                                         ----------  -----------  ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................    730,276    1,329,104     927,165     371,454
 Transfer on terminations...............................   (786,184)  (2,075,985)   (345,255)   (174,319)
 Transfer on policy loans...............................       (659)      (7,653)       (789)     (1,041)
 Net interfund transfers................................   (320,949)     487,589    (706,652)  1,105,918
                                                         ----------  -----------  ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................   (377,516)    (266,945)   (125,531)  1,302,012
                                                         ----------  -----------  ----------  ----------
Total increase (decrease) in assets.....................   (138,395)      70,505      91,578   1,762,969
Assets beginning of year................................  7,848,156    7,777,651   2,493,791     730,822
                                                         ----------  -----------  ----------  ----------
Assets end of year...................................... $7,709,761  $ 7,848,156  $2,585,369  $2,493,791
                                                         ==========  ===========  ==========  ==========

                                                                            Sub-Account
                                                         ---------------------------------------------------
                                                          Emerging Growth Trust  Emerging Small Company Trust
                                                         ----------------------- ---------------------------
                                                         Year Ended Period Ended  Year Ended     Year Ended
                                                         Dec. 31/04 Dec. 31/03^   Dec. 31/04     Dec. 31/03
                                                         ---------- ------------  -----------   -----------
Income:
 Dividends.............................................. $   7,018    $  8,360   $        --    $        --
Expenses:
 Mortality and expense risks, and administrative charges     1,147         291       289,281        273,350
                                                         ---------    --------    -----------   -----------
Net investment income (loss) during the year............     5,871       8,069      (289,281)      (273,350)
Net realized gain (loss) during the year................    (8,126)      1,219     3,849,168        802,928
Unrealized appreciation (depreciation) during the year..     3,645       1,140     1,520,033     14,562,578
                                                         ---------    --------    -----------   -----------
Net increase (decrease) in assets from operations.......     1,390      10,428     5,079,920     15,092,156
                                                         ---------    --------    -----------   -----------
Changes from principal transactions:
 Transfer of net premiums...............................    69,543       4,752     6,059,223      4,191,176
 Transfer on terminations...............................    (8,760)      5,351    (8,505,902)    (9,511,719)
 Transfer on policy loans...............................        --          --         4,168        111,566
 Net interfund transfers................................  (224,156)    202,849    (3,032,745)      (622,011)
                                                         ---------    --------    -----------   -----------
Net increase (decrease) in assets from
  principal transactions................................  (163,373)    212,952    (5,475,256)    (5,830,988)
                                                         ---------    --------    -----------   -----------
Total increase (decrease) in assets.....................  (161,983)    223,380      (395,336)     9,261,168
Assets beginning of year................................   223,380          --    51,002,629     41,741,461
                                                         ---------    --------    -----------   -----------
Assets end of year...................................... $  61,397    $223,380   $50,607,293    $51,002,629
                                                         =========    ========    ===========   ===========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                             Sub-Account
                                                         --------------------------------------------------
                                                            Equity-Income Trust       Equity Index Trust
                                                         ------------------------  ------------------------
                                                          Year Ended   Year Ended   Year Ended   Year Ended
                                                          Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         -----------  -----------  -----------  -----------
Income:
 Dividends.............................................. $   736,725  $   779,423  $   325,047  $   336,279
Expenses:
 Mortality and expense risks, and administrative charges     158,262      120,550      134,580      121,262
                                                         -----------  -----------  -----------  -----------
Net investment income (loss) during the year............     578,463      658,873      190,467      215,017
Net realized gain (loss) during the year................   2,624,166     (625,000)     655,691   (1,465,131)
Unrealized appreciation (depreciation) during the year..   1,200,893    5,411,380    1,401,575    6,639,431
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations.......   4,403,522    5,445,253    2,247,733    5,389,317
                                                         -----------  -----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................   6,036,727    4,308,031    3,123,608    2,875,947
 Transfer on terminations...............................  (3,547,654)  (6,435,587)  (3,493,461)  (6,980,588)
 Transfer on policy loans...............................     (34,327)     (30,575)      29,596       60,198
 Net interfund transfers................................   2,601,373    3,087,048     (364,568)     824,166
                                                         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................   5,056,119      928,917     (704,825)  (3,220,277)
                                                         -----------  -----------  -----------  -----------
Total increase (decrease) in assets.....................   9,459,641    6,374,170    1,542,908    2,169,040
Assets beginning of year................................  27,301,230   20,927,060   25,622,009   23,452,969
                                                         -----------  -----------  -----------  -----------
Assets end of year...................................... $36,760,871  $27,301,230  $27,164,917  $25,622,009
                                                         ===========  ===========  ===========  ===========

                                                                          Sub-Account
                                                         -----------------------------------------------
                                                         Financial Services Trust Fundamental Value Trust
                                                         -----------------------  ----------------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         ----------   ----------  ----------  ----------
Income:
 Dividends.............................................. $   1,238     $    572   $    8,830  $    1,327
Expenses:
 Mortality and expense risks, and administrative charges     1,852        1,762        9,976       4,461
                                                         ---------     --------   ----------  ----------
Net investment income (loss) during the year............      (614)      (1,190)      (1,146)     (3,134)
Net realized gain (loss) during the year................    46,998      (16,607)     131,285      49,568
Unrealized appreciation (depreciation) during the year..   (23,386)     114,156       91,066     192,135
                                                         ---------     --------   ----------  ----------
Net increase (decrease) in assets from operations.......    22,998       96,359      221,205     238,569
                                                         ---------     --------   ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   183,685       79,561      203,165     120,955
 Transfer on terminations...............................   (28,176)     (30,566)    (575,511)    (59,219)
 Transfer on policy loans...............................   (20,973)          --       (1,906)         --
 Net interfund transfers................................  (237,493)     (56,477)   1,329,837     556,446
                                                         ---------     --------   ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................  (102,957)      (7,482)     955,585     618,182
                                                         ---------     --------   ----------  ----------
Total increase (decrease) in assets.....................   (79,959)      88,877    1,176,790     856,751
Assets beginning of year................................   401,985      313,108    1,179,257     322,506
                                                         ---------     --------   ----------  ----------
Assets end of year...................................... $ 322,026     $401,985   $2,356,047  $1,179,257
                                                         =========     ========   ==========  ==========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                          Sub-Account
                                                         -----------------------------------------------
                                                               Global Trust       Global Allocation Trust
                                                         -----------------------  ----------------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         ----------  -----------  ----------  ----------
Income:
 Dividends.............................................. $   58,733  $    38,256   $    477    $   149
Expenses:
 Mortality and expense risks, and administrative charges     18,758       19,136        762        202
                                                         ----------  -----------   --------    -------
Net investment income (loss) during the year............     39,975       19,120       (285)       (53)
Net realized gain (loss) during the year................    315,391      (71,996)    11,680       (713)
Unrealized appreciation (depreciation) during the year..     72,560      799,499      7,525      8,658
                                                         ----------  -----------   --------    -------
Net increase (decrease) in assets from operations.......    427,926      746,623     18,920      7,892
                                                         ----------  -----------   --------    -------
Changes from principal transactions:
 Transfer of net premiums...............................    836,068      401,570      6,785      2,138
 Transfer on terminations...............................   (566,348)  (1,328,917)    (9,619)    (1,015)
 Transfer on policy loans...............................     35,604         (215)        --         --
 Net interfund transfers................................    235,568      134,153    145,783      1,607
                                                         ----------  -----------   --------    -------
Net increase (decrease) in assets from
  principal transactions................................    540,892     (793,409)   142,949      2,730
                                                         ----------  -----------   --------    -------
Total increase (decrease) in assets.....................    968,818      (46,786)   161,869     10,622
Assets beginning of year................................  3,119,936    3,166,722     35,900     25,278
                                                         ----------  -----------   --------    -------
Assets end of year...................................... $4,088,754  $ 3,119,936   $197,769    $35,900
                                                         ==========  ===========   ========    =======

                                                                            Sub-Account
                                                         -------------------------------------------------
                                                            Global Bond Trust       Growth & Income Trust
                                                         -----------------------  ------------------------
                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                         Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         ----------  -----------  -----------  -----------
Income:
 Dividends.............................................. $  118,864  $   189,031  $   148,138  $   193,949
Expenses:
 Mortality and expense risks, and administrative charges     18,347       25,555       94,342      107,660
                                                         ----------  -----------  -----------  -----------
Net investment income (loss) during the year............    100,517      163,476       53,796       86,289
Net realized gain (loss) during the year................    151,288      399,426      527,508   (2,026,989)
Unrealized appreciation (depreciation) during the year..    124,591       (7,054)     391,770    6,243,806
                                                         ----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations.......    376,396      555,848      973,074    4,303,106
                                                         ----------  -----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................    746,551    1,084,114    2,146,875    2,633,281
 Transfer on terminations...............................   (320,418)  (1,279,409)  (2,402,594)  (4,336,102)
 Transfer on policy loans...............................     (4,866)      (6,830)     (17,384)      41,199
 Net interfund transfers................................     62,251   (1,487,323)  (2,818,709)  (3,490,042)
                                                         ----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................    483,518   (1,689,448)  (3,091,812)  (5,151,664)
                                                         ----------  -----------  -----------  -----------
Total increase (decrease) in assets.....................    859,914   (1,133,600)  (2,118,738)    (848,558)
Assets beginning of year................................  3,463,203    4,596,803   18,310,286   19,158,844
                                                         ----------  -----------  -----------  -----------
Assets end of year...................................... $4,323,117  $ 3,463,203  $16,191,548  $18,310,286
                                                         ==========  ===========  ===========  ===========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                          Health Sciences Trust      High Yield Trust
                                                         ----------------------  ------------------------
                                                         Year Ended  Year Ended   Year Ended   Year Ended
                                                         Dec. 31/04  Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         ----------  ----------  -----------  -----------
Income:
 Dividends.............................................. $       --  $       --  $   562,418  $   398,871
Expenses:
 Mortality and expense risks, and administrative charges     17,169      11,505       61,547       46,685
                                                         ----------  ----------  -----------  -----------
Net investment income (loss) during the year............    (17,169)    (11,505)     500,871      352,186
Net realized gain (loss) during the year................    362,830     207,104      771,889       48,670
Unrealized appreciation (depreciation) during the year..    (19,432)    447,695     (140,135)   1,283,048
                                                         ----------  ----------  -----------  -----------
Net increase (decrease) in assets from operations.......    326,229     643,294    1,132,625    1,683,904
                                                         ----------  ----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................    980,132     528,036    2,234,125    1,773,559
 Transfer on terminations...............................   (564,535)   (622,518)  (1,525,900)  (1,323,960)
 Transfer on policy loans...............................       (206)       (982)     (36,157)      (7,894)
 Net interfund transfers................................    148,708     231,362       68,235    1,652,035
                                                         ----------  ----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................    564,099     135,898      740,303    2,093,740
                                                         ----------  ----------  -----------  -----------
Total increase (decrease) in assets.....................    890,328     779,192    1,872,928    3,777,644
Assets beginning of year................................  2,590,184   1,810,992    9,989,519    6,211,875
                                                         ----------  ----------  -----------  -----------
Assets end of year...................................... $3,480,512  $2,590,184  $11,862,447  $ 9,989,519
                                                         ==========  ==========  ===========  ===========

                                                                                   Sub-Account
                                                         ---------------------------------------------------------------
                                                                                   International
                                                                                   Equity Index
                                                           Income & Value Trust        Fund      International Index Trust
                                                         ------------------------  ------------- -----------------------
                                                          Year Ended   Year Ended  Period Ended   Year Ended   Year Ended
                                                          Dec. 31/04   Dec. 31/03  Dec. 31/04##  Dec. 31/04xx  Dec. 31/03
                                                         -----------  -----------  ------------- ------------  ----------
Income:
 Dividends.............................................. $   109,406  $   138,418    $  3,519    $     9,400   $   16,517
Expenses:
 Mortality and expense risks, and administrative charges     122,036       39,969       2,513          2,737        3,874
                                                         -----------  -----------    --------    -----------   ----------
Net investment income (loss) during the year............     (12,630)      98,449       1,006          6,663       12,643
Net realized gain (loss) during the year................   1,003,727      226,936      12,075        173,749       33,575
Unrealized appreciation (depreciation) during the year..     962,213    1,318,770      88,675       (138,303)     179,741
                                                         -----------  -----------    --------    -----------   ----------
Net increase (decrease) in assets from operations.......   1,953,310    1,644,155     101,756         42,109      225,959
                                                         -----------  -----------    --------    -----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................   4,231,922    1,057,600      87,138         91,593      144,241
 Transfer on terminations...............................  (6,483,566)  (2,109,506)     45,385        (43,555)     (23,061)
 Transfer on policy loans...............................      45,331       44,380          --           (189)     (12,972)
 Net interfund transfers................................  22,681,696     (736,594)    517,902     (1,365,388)     620,260
                                                         -----------  -----------    --------    -----------   ----------
Net increase (decrease) in assets from
  principal transactions................................  20,475,383   (1,744,120)    650,425     (1,317,539)     728,468
                                                         -----------  -----------    --------    -----------   ----------
Total increase (decrease) in assets.....................  22,428,693      (99,965)    752,181     (1,275,430)     954,427
Assets beginning of year................................   7,397,904    7,497,869          --      1,275,430      321,003
                                                         -----------  -----------    --------    -----------   ----------
Assets end of year...................................... $29,826,597  $ 7,397,904    $752,181    $        --   $1,275,430
                                                         ===========  ===========    ========    ===========   ==========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
xx Terminated as an investment option and funds transferred to International Equity Index Fund on June 18, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------------
                                                         International Small Cap Trust International Stock Trust
                                                         ----------------------------  ------------------------
                                                          Year Ended     Year Ended     Year Ended   Year Ended
                                                          Dec. 31/04     Dec. 31/03     Dec. 31/04   Dec. 31/03
                                                          -----------    ----------    -----------  -----------
Income:
 Dividends.............................................. $     5,349     $       --    $   104,174  $    53,315
Expenses:
 Mortality and expense risks, and administrative charges      24,521         16,757         61,516       56,500
                                                          -----------     ----------   -----------  -----------
Net investment income (loss) during the year............     (19,172)       (16,757)        42,658       (3,185)
Net realized gain (loss) during the year................     849,587        (45,297)       597,300   (1,563,858)
Unrealized appreciation (depreciation) during the year..     (88,192)     1,284,540      1,163,890    4,523,874
                                                          -----------     ----------   -----------  -----------
Net increase (decrease) in assets from operations.......     742,223      1,222,486      1,803,848    2,956,831
                                                          -----------     ----------   -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................     703,685        239,758      1,212,570    1,231,742
 Transfer on terminations...............................  (1,232,239)      (911,199)    (2,209,945)  (1,761,081)
 Transfer on policy loans...............................      (3,762)        (2,578)        54,950       25,019
 Net interfund transfers................................   1,125,617        (32,392)       (41,676)  (1,223,310)
                                                          -----------     ----------   -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................     593,301       (706,411)      (984,101)  (1,727,630)
                                                          -----------     ----------   -----------  -----------
Total increase (decrease) in assets.....................   1,335,524        516,075        819,747    1,229,201
Assets beginning of year................................   3,409,121      2,893,046     12,549,025   11,319,824
                                                          -----------     ----------   -----------  -----------
Assets end of year...................................... $ 4,744,645     $3,409,121    $13,368,772  $12,549,025
                                                          ===========     ==========   ===========  ===========

                                                                        Sub-Account
                                                         -------------------------------------------
                                                                                        Internet
                                                         International Value Trust Technologies Trust
                                                         ------------------------  ------------------
                                                         Year Ended   Year Ended       Year Ended
                                                         Dec. 31/04   Dec. 31/03      Dec. 31/03^^
                                                         ----------   ----------   ------------------
Income:
 Dividends.............................................. $   82,963   $   20,561       $      --
Expenses:
 Mortality and expense risks, and administrative charges     33,467       16,662             128
                                                         ----------   ----------       ---------
Net investment income (loss) during the year............     49,496        3,899            (128)
Net realized gain (loss) during the year................  1,009,272       17,750           5,519
Unrealized appreciation (depreciation) during the year..    188,729    1,138,503           3,653
                                                         ----------   ----------       ---------
Net increase (decrease) in assets from operations.......  1,247,497    1,160,152           9,044
                                                         ----------   ----------       ---------
Changes from principal transactions:
 Transfer of net premiums...............................  2,116,710      718,723         107,810
 Transfer on terminations...............................   (366,105)    (855,609)         (1,028)
 Transfer on policy loans...............................    (36,098)        (765)             --
 Net interfund transfers................................   (544,139)   2,779,470        (192,829)
                                                         ----------   ----------       ---------
Net increase (decrease) in assets from
  principal transactions................................  1,170,368    2,641,819         (86,047)
                                                         ----------   ----------       ---------
Total increase (decrease) in assets.....................  2,417,865    3,801,971         (77,003)
Assets beginning of year................................  5,780,317    1,978,346          77,003
                                                         ----------   ----------       ---------
Assets end of year...................................... $8,198,182   $5,780,317       $      --
                                                         ==========   ==========       =========

^^ Terminated as an investment option and funds transferred to Science & Technology Trust on May 2, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                             Sub-Account
                                                         ------------------------------------------------------
                                                         Investment Quality Bond Trust  Large Cap Growth Trust
                                                         ----------------------------  ------------------------
                                                          Year Ended     Year Ended     Year Ended   Year Ended
                                                          Dec. 31/04     Dec. 31/03     Dec. 31/04   Dec. 31/03
                                                          -----------    -----------   -----------  -----------
Income:
 Dividends.............................................. $ 1,366,393    $ 1,391,377    $    23,846  $    18,064
Expenses:
 Mortality and expense risks, and administrative charges     146,253        162,838         43,751       37,618
                                                          -----------    -----------   -----------  -----------
Net investment income (loss) during the year............   1,220,140      1,228,539        (19,905)     (19,554)
Net realized gain (loss) during the year................     596,722        838,741        671,749   (1,139,465)
Unrealized appreciation (depreciation) during the year..    (893,139)      (290,689)      (345,841)   2,498,052
                                                          -----------    -----------   -----------  -----------
Net increase (decrease) in assets from operations.......     923,723      1,776,591        306,003    1,339,033
                                                          -----------    -----------   -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................   3,188,093      6,198,183      2,069,195    1,449,084
 Transfer on terminations...............................  (2,616,123)    (8,156,887)    (1,224,513)  (3,534,941)
 Transfer on policy loans...............................      41,763         15,717         (4,664)      27,272
 Net interfund transfers................................  (1,052,994)    (4,115,386)      (966,924)     220,780
                                                          -----------    -----------   -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................    (439,261)    (6,058,373)      (126,906)  (1,837,805)
                                                          -----------    -----------   -----------  -----------
Total increase (decrease) in assets.....................     484,462     (4,281,782)       179,097     (498,772)
Assets beginning of year................................  22,161,364     26,443,146      7,142,200    7,640,972
                                                          -----------    -----------   -----------  -----------
Assets end of year...................................... $22,645,826    $22,161,364    $ 7,321,297  $ 7,142,200
                                                          ===========    ===========   ===========  ===========

                                                                           Sub-Account
                                                         -------------------------------------------------------
                                                          Large Cap Value Trust   Lifestyle Aggressive 1000 Trust
                                                         -----------------------  ------------------------------
                                                         Year Ended  Period Ended Year Ended      Year Ended
                                                         Dec. 31/04  Dec. 31/03^  Dec. 31/04      Dec. 31/03
                                                         ----------  ------------ ----------      ----------
Income:
 Dividends.............................................. $   14,149   $   24,547  $   35,968      $    1,995
Expenses:
 Mortality and expense risks, and administrative charges      3,267        1,405      29,388           3,580
                                                         ----------   ----------    ----------      ----------
Net investment income (loss) during the year............     10,882       23,142       6,580          (1,585)
Net realized gain (loss) during the year................     80,283          395      47,473         (34,549)
Unrealized appreciation (depreciation) during the year..     21,022       48,144     566,211         221,495
                                                         ----------   ----------    ----------      ----------
Net increase (decrease) in assets from operations.......    112,187       71,681     620,264         185,361
                                                         ----------   ----------    ----------      ----------
Changes from principal transactions:
 Transfer of net premiums...............................    113,792          390     497,754         128,629
 Transfer on terminations...............................   (146,556)     (10,124)    (55,157)        (46,619)
 Transfer on policy loans...............................         --           --         594           2,445
 Net interfund transfers................................     33,531    1,261,000   2,991,538         356,308
                                                         ----------   ----------    ----------      ----------
Net increase (decrease) in assets from
  principal transactions................................        767    1,251,266   3,434,729         440,763
                                                         ----------   ----------    ----------      ----------
Total increase (decrease) in assets.....................    112,954    1,322,947   4,054,993         626,124
Assets beginning of year................................  1,322,947           --   1,038,282         412,158
                                                         ----------   ----------    ----------      ----------
Assets end of year...................................... $1,435,901   $1,322,947  $5,093,275      $1,038,282
                                                         ==========   ==========    ==========      ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------------------
                                                         Lifestyle Balanced 640 Trust Lifestyle Conservative 280 Trust
                                                         ---------------------------  -------------------------------
                                                          Year Ended     Year Ended   Year Ended       Year Ended
                                                          Dec. 31/04     Dec. 31/03   Dec. 31/04       Dec. 31/03
                                                          -----------   -----------   ----------       ----------
Income:
 Dividends.............................................. $   328,587    $   242,423   $  243,215       $  158,079
Expenses:
 Mortality and expense risks, and administrative charges      96,243         63,840       35,051           27,789
                                                          -----------   -----------     ----------       ----------
Net investment income (loss) during the year............     232,344        178,583      208,164          130,290
Net realized gain (loss) during the year................   1,185,242        (14,109)     334,023           27,293
Unrealized appreciation (depreciation) during the year..     672,696      2,159,197     (119,281)         307,943
                                                          -----------   -----------     ----------       ----------
Net increase (decrease) in assets from operations.......   2,090,282      2,323,671      422,906          465,526
                                                          -----------   -----------     ----------       ----------
Changes from principal transactions:
 Transfer of net premiums...............................   3,100,911      2,186,718      983,092          954,051
 Transfer on terminations...............................  (1,116,611)      (678,814)    (451,598)        (265,373)
 Transfer on policy loans...............................         590          2,666          (54)              --
 Net interfund transfers................................     165,265      2,161,820     (475,564)         472,902
                                                          -----------   -----------     ----------       ----------
Net increase (decrease) in assets from
  principal transactions................................   2,150,155      3,672,390       55,876        1,161,580
                                                          -----------   -----------     ----------       ----------
Total increase (decrease) in assets.....................   4,240,437      5,996,061      478,782        1,627,106
Assets beginning of year................................  13,798,701      7,802,640    5,025,582        3,398,476
                                                          -----------   -----------     ----------       ----------
Assets end of year...................................... $18,039,138    $13,798,701   $5,504,364       $5,025,582
                                                          ===========   ===========     ==========       ==========

                                                                           Sub-Account
                                                         ------------------------------------------------------
                                                         Lifestyle Growth 820 Trust Lifestyle Moderate 460 Trust
                                                         -------------------------  ---------------------------
                                                         Year Ended    Year Ended   Year Ended     Year Ended
                                                         Dec. 31/04    Dec. 31/03   Dec. 31/04     Dec. 31/03
                                                         ----------    ----------   ----------     ----------
Income:
 Dividends.............................................. $   97,192    $   20,359   $   74,117     $   35,860
Expenses:
 Mortality and expense risks, and administrative charges     42,944        11,977       15,603          7,817
                                                          ----------   ----------    ----------     ----------
Net investment income (loss) during the year............     54,248         8,382       58,514         28,043
Net realized gain (loss) during the year................    236,171       (96,705)     145,304          1,738
Unrealized appreciation (depreciation) during the year..    596,713       622,363      104,246        189,081
                                                          ----------   ----------    ----------     ----------
Net increase (decrease) in assets from operations.......    887,132       534,040      308,064        218,862
                                                          ----------   ----------    ----------     ----------
Changes from principal transactions:
 Transfer of net premiums...............................    792,513       452,200      914,609        589,804
 Transfer on terminations...............................   (404,024)     (113,989)    (218,578)      (115,931)
 Transfer on policy loans...............................     (3,582)       40,089           14         (1,521)
 Net interfund transfers................................  3,574,472       789,189      624,400        223,584
                                                          ----------   ----------    ----------     ----------
Net increase (decrease) in assets from
  principal transactions................................  3,959,379     1,167,489    1,320,445        695,936
                                                          ----------   ----------    ----------     ----------
Total increase (decrease) in assets.....................  4,846,511     1,701,529    1,628,509        914,798
Assets beginning of year................................  2,875,199     1,173,670    1,819,243        904,445
                                                          ----------   ----------    ----------     ----------
Assets end of year...................................... $7,721,710    $2,875,199   $3,447,752     $1,819,243
                                                          ==========   ==========    ==========     ==========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                     Sub-Account
                                                         -----------------------------------
                                                                                   Mid Cap
                                                           Mid Cap Core Trust    Growth Trust
                                                         ----------------------  ------------
                                                         Year Ended Period Ended  Year Ended
                                                         Dec. 31/04 Dec. 31/03^  Dec. 31/03#
                                                         ---------- ------------ ------------
Income:
 Dividends.............................................. $   2,449    $    --     $      --
Expenses:
 Mortality and expense risks, and administrative charges     2,811        170           888
                                                         ---------    -------     ---------
Net investment income (loss) during the year............      (362)      (170)         (888)
Net realized gain (loss) during the year................    29,124      2,138        16,629
Unrealized appreciation (depreciation) during the year..    44,290      4,404        30,881
                                                         ---------    -------     ---------
Net increase (decrease) in assets from operations.......    73,052      6,372        46,622
                                                         ---------    -------     ---------
Changes from principal transactions:
 Transfer of net premiums...............................   241,312      1,648        87,818
 Transfer on terminations...............................  (153,727)    (2,022)       (9,500)
 Transfer on policy loans...............................         1         --            --
 Net interfund transfers................................   380,453     40,345      (469,770)
                                                         ---------    -------     ---------
Net increase (decrease) in assets from
  principal transactions................................   468,039     39,971      (391,452)
                                                         ---------    -------     ---------
Total increase (decrease) in assets.....................   541,091     46,343      (344,830)
Assets beginning of year................................    46,343         --       344,830
                                                         ---------    -------     ---------
Assets end of year...................................... $ 587,434    $46,343     $      --
                                                         =========    =======     =========

                                                                         Sub-Account
                                                         ------------------------------------------
                                                                                       Mid Cap
                                                           Mid Cap Index Trust   Opportunities Trust
                                                         ----------------------  -------------------
                                                         Year Ended  Year Ended      Year Ended
                                                         Dec. 31/04  Dec. 31/03      Dec. 31/03#
                                                         ----------  ----------  -------------------
Income:
 Dividends.............................................. $   20,885  $       --       $     --
Expenses:
 Mortality and expense risks, and administrative charges     23,879      12,594            131
                                                         ----------  ----------       --------
Net investment income (loss) during the year............     (2,994)    (12,594)          (131)
Net realized gain (loss) during the year................    572,157      31,790          2,820
Unrealized appreciation (depreciation) during the year..    255,962     654,807          2,954
                                                         ----------  ----------       --------
Net increase (decrease) in assets from operations.......    825,125     674,003          5,643
                                                         ----------  ----------       --------
Changes from principal transactions:
 Transfer of net premiums...............................    883,375     497,096         19,401
 Transfer on terminations...............................   (560,507)   (734,782)          (936)
 Transfer on policy loans...............................       (130)    (10,100)            --
 Net interfund transfers................................  2,106,730   1,643,681        (96,089)
                                                         ----------  ----------       --------
Net increase (decrease) in assets from
  principal transactions................................  2,429,468   1,395,895        (77,624)
                                                         ----------  ----------       --------
Total increase (decrease) in assets.....................  3,254,593   2,069,898        (71,981)
Assets beginning of year................................  3,729,877   1,659,979         71,981
                                                         ----------  ----------       --------
Assets end of year...................................... $6,984,470  $3,729,877       $     --
                                                         ==========  ==========       ========

# Terminated as an investment option and funds transferred to Dynamic Growth Trust on May 2, 2003.
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                           Mid Cap Stock Trust      Mid Cap Value Trust
                                                         -----------------------  -----------------------
                                                          Year Ended  Year Ended   Year Ended  Year Ended
                                                          Dec. 31/04  Dec. 31/03   Dec. 31/04  Dec. 31/03
                                                         -----------  ----------  -----------  ----------
Income:
 Dividends.............................................. $        --  $       --  $    50,792  $   17,250
Expenses:
 Mortality and expense risks, and administrative charges      44,528      14,068       52,309      25,353
                                                         -----------  ----------  -----------  ----------
Net investment income (loss) during the year............     (44,528)    (14,068)      (1,517)     (8,103)
Net realized gain (loss) during the year................   1,502,857     116,139    1,262,145      75,045
Unrealized appreciation (depreciation) during the year..     401,043     754,718    1,027,584   1,106,386
                                                         -----------  ----------  -----------  ----------
Net increase (decrease) in assets from operations.......   1,859,372     856,789    2,288,212   1,173,328
                                                         -----------  ----------  -----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   4,622,286     389,218    4,154,000   1,102,546
 Transfer on terminations...............................  (1,117,415)   (765,037)  (1,401,796)   (851,098)
 Transfer on policy loans...............................        (729)        (37)      24,834     (29,157)
 Net interfund transfers................................   5,828,863   3,402,231    2,046,385     685,344
                                                         -----------  ----------  -----------  ----------
Net increase (decrease) in assets from
  principal transactions................................   9,333,005   3,026,375    4,823,423     907,635
                                                         -----------  ----------  -----------  ----------
Total increase (decrease) in assets.....................  11,192,377   3,883,164    7,111,635   2,080,963
Assets beginning of year................................   5,169,749   1,286,585    6,473,940   4,392,977
                                                         -----------  ----------  -----------  ----------
Assets end of year...................................... $16,362,126  $5,169,749  $13,585,575  $6,473,940
                                                         ===========  ==========  ===========  ==========

                                                                             Sub-Account
                                                         ---------------------------------------------------
                                                             Money Market Trust      Natural Resources Trust
                                                         --------------------------  -----------------------
                                                          Year Ended    Year Ended   Year Ended  Period Ended
                                                          Dec. 31/04    Dec. 31/03   Dec. 31/04  Dec. 31/03^
                                                         ------------  ------------  ----------  ------------
Income:
 Dividends.............................................. $    341,955  $    240,857  $   15,891   $       --
Expenses:
 Mortality and expense risks, and administrative charges      215,875       228,002       5,348        1,513
                                                         ------------  ------------  ----------   ----------
Net investment income (loss) during the year............      126,080        12,855      10,543       (1,513)
Net realized gain (loss) during the year................           --            --     259,989       10,994
Unrealized appreciation (depreciation) during the year..           --            --      13,369      197,060
                                                         ------------  ------------  ----------   ----------
Net increase (decrease) in assets from operations.......      126,080        12,855     283,901      206,541
                                                         ------------  ------------  ----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................   28,529,902    20,256,826     275,431       16,460
 Transfer on terminations...............................   (7,713,967)  (11,945,035)    (50,167)      (4,618)
 Transfer on policy loans...............................      (78,061)       14,487          --           --
 Net interfund transfers................................  (19,391,094)  (10,912,070)    337,104      899,181
                                                         ------------  ------------  ----------   ----------
Net increase (decrease) in assets from
  principal transactions................................    1,346,780    (2,585,792)    562,368      911,023
                                                         ------------  ------------  ----------   ----------
Total increase (decrease) in assets.....................    1,472,860    (2,572,937)    846,269    1,117,564
Assets beginning of year................................   38,888,983    41,461,920   1,117,564           --
                                                         ------------  ------------  ----------   ----------
Assets end of year...................................... $ 40,361,843  $ 38,888,983  $1,963,833   $1,117,564
                                                         ============  ============  ==========   ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                           Sub-Account
                                                         -----------------------------------------------
                                                              Overseas Trust         Pacific Rim Trust
                                                         -----------------------  ----------------------
                                                          Year Ended  Year Ended  Year Ended  Year Ended
                                                          Dec. 31/04  Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         -----------  ----------  ----------  ----------
Income:
 Dividends.............................................. $    21,159  $   17,518  $   20,768  $    6,609
Expenses:
 Mortality and expense risks, and administrative charges      33,125      22,247      29,895      21,704
                                                         -----------  ----------  ----------  ----------
Net investment income (loss) during the year............     (11,966)     (4,729)     (9,127)    (15,095)
Net realized gain (loss) during the year................   1,033,768    (456,686)    536,710    (285,724)
Unrealized appreciation (depreciation) during the year..    (445,818)  1,925,765     257,716   1,533,102
                                                         -----------  ----------  ----------  ----------
Net increase (decrease) in assets from operations.......     575,984   1,464,350     785,299   1,232,283
                                                         -----------  ----------  ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   1,245,662     553,899     617,822     430,123
 Transfer on terminations...............................  (1,498,451)   (824,866)   (905,314)   (898,326)
 Transfer on policy loans...............................        (779)     (7,849)     51,175     (18,354)
 Net interfund transfers................................     676,903     137,349   1,037,019     403,612
                                                         -----------  ----------  ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................     423,335    (141,467)    800,702     (82,945)
                                                         -----------  ----------  ----------  ----------
Total increase (decrease) in assets.....................     999,319   1,322,883   1,586,001   1,149,338
Assets beginning of year................................   5,016,704   3,693,821   4,250,322   3,100,984
                                                         -----------  ----------  ----------  ----------
Assets end of year...................................... $ 6,016,023  $5,016,704  $5,836,323  $4,250,322
                                                         ===========  ==========  ==========  ==========

                                                                                  Sub-Account
                                                         ------------------------------------------------------------------
                                                         Quantitative
                                                         All Cap Trust Quantitative Equity Trust  Quantitative Mid Cap Trust
                                                         ------------- -------------------------  -------------------------
                                                         Period Ended   Year Ended    Year Ended  Year Ended    Year Ended
                                                         Dec. 31/04##  Dec. 31/04xx   Dec. 31/03  Dec. 31/04    Dec. 31/03
                                                         ------------- ------------  -----------  ----------    ----------
Income:
 Dividends..............................................   $     35    $    198,602  $   138,084   $     --      $     --
Expenses:
 Mortality and expense risks, and administrative charges          7          43,130      129,789      2,073           325
                                                           --------    ------------  -----------   --------      --------
Net investment income (loss) during the year............         28         155,472        8,295     (2,073)         (325)
Net realized gain (loss) during the year................        229      (7,943,133)  (3,570,094)    12,163            68
Unrealized appreciation (depreciation) during the year..        128       7,725,161    7,685,455     42,800        16,509
                                                           --------    ------------  -----------   --------      --------
Net increase (decrease) in assets from operations.......        385         (62,500)   4,123,656     52,890        16,252
                                                           --------    ------------  -----------   --------      --------
Changes from principal transactions:
 Transfer of net premiums...............................     28,497         543,057    1,475,657     52,296        14,374
 Transfer on terminations...............................       (137)     (1,119,875)  (4,819,925)   (41,619)       (1,168)
 Transfer on policy loans...............................         --         (16,546)     172,419         --            --
 Net interfund transfers................................    (25,829)    (20,123,033)  (1,362,746)   175,614       117,607
                                                           --------    ------------  -----------   --------      --------
Net increase (decrease) in assets from
  principal transactions................................      2,531     (20,716,397)  (4,534,595)   186,291       130,813
                                                           --------    ------------  -----------   --------      --------
Total increase (decrease) in assets.....................      2,916     (20,778,897)    (410,939)   239,181       147,065
Assets beginning of year................................         --      20,778,897   21,189,836    155,204         8,139
                                                           --------    ------------  -----------   --------      --------
Assets end of year......................................   $  2,916    $         --  $20,778,897   $394,385      $155,204
                                                           ========    ============  ===========   ========      ========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
xx Terminated as an investment option and funds transferred to U.S. Large Cap Trust on May 3, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                            Sub-Account
                                                         ----------------------------------------------------
                                                                                            Real Return
                                                         Real Estate Securities Trust        Bond Trust
                                                         ---------------------------  -----------------------
                                                          Year Ended     Year Ended   Year Ended  Period Ended
                                                          Dec. 31/04     Dec. 31/03   Dec. 31/04  Dec. 31/03^
                                                          -----------   -----------   ----------  ------------
Income:
 Dividends.............................................. $   685,716    $   661,957   $   22,216    $     --
Expenses:
 Mortality and expense risks, and administrative charges     165,197        131,925        5,297         997
                                                          -----------   -----------   ----------    --------
Net investment income (loss) during the year............     520,519        530,032       16,919        (997)
Net realized gain (loss) during the year................   2,771,624        449,817      (20,665)    (74,490)
Unrealized appreciation (depreciation) during the year..   5,105,174      6,210,400       67,108       2,601
                                                          -----------   -----------   ----------    --------
Net increase (decrease) in assets from operations.......   8,397,317      7,190,249       63,362     (72,886)
                                                          -----------   -----------   ----------    --------
Changes from principal transactions:
 Transfer of net premiums...............................   4,537,256      2,228,246      212,754      54,956
 Transfer on terminations...............................  (2,562,745)    (6,199,060)    (202,894)     (4,703)
 Transfer on policy loans...............................      13,292         52,040           --          --
 Net interfund transfers................................   3,708,238     (1,275,479)   1,434,946      99,296
                                                          -----------   -----------   ----------    --------
Net increase (decrease) in assets from
  principal transactions................................   5,696,041     (5,194,253)   1,444,806     149,549
                                                          -----------   -----------   ----------    --------
Total increase (decrease) in assets.....................  14,093,358      1,995,996    1,508,168      76,663
Assets beginning of year................................  24,344,448     22,348,452       76,663          --
                                                          -----------   -----------   ----------    --------
Assets end of year...................................... $38,437,806    $24,344,448   $1,584,831    $ 76,663
                                                          ===========   ===========   ==========    ========

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                         Science & Technology Trust  Small Cap Index Trust
                                                         ------------------------   ----------------------
                                                          Year Ended    Year Ended  Year Ended  Year Ended
                                                          Dec. 31/04    Dec. 31/03  Dec. 31/04  Dec. 31/03
                                                         -----------   -----------  ----------  ----------
Income:
 Dividends.............................................. $        --   $        --  $   15,158  $       --
Expenses:
 Mortality and expense risks, and administrative charges     126,572       113,576      23,199      11,128
                                                         -----------   -----------  ----------  ----------
Net investment income (loss) during the year............    (126,572)     (113,576)     (8,041)    (11,128)
Net realized gain (loss) during the year................   3,685,252    (4,679,165)    211,250     262,856
Unrealized appreciation (depreciation) during the year..  (3,490,949)   13,048,189     540,967     530,917
                                                         -----------   -----------  ----------  ----------
Net increase (decrease) in assets from operations.......      67,731     8,255,448     744,176     782,645
                                                         -----------   -----------  ----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................   7,760,063     3,182,954   1,169,609     280,924
 Transfer on terminations...............................  (4,236,763)   (6,903,537)   (166,933)   (807,915)
 Transfer on policy loans...............................     (41,439)       16,197     (50,614)    (10,257)
 Net interfund transfers................................     518,941     2,750,132   3,211,715    (171,607)
                                                         -----------   -----------  ----------  ----------
Net increase (decrease) in assets from
  principal transactions................................   4,000,802      (954,254)  4,163,777    (708,855)
                                                         -----------   -----------  ----------  ----------
Total increase (decrease) in assets.....................   4,068,533     7,301,194   4,907,953      73,790
Assets beginning of year................................  26,154,570    18,853,376   2,159,093   2,085,303
                                                         -----------   -----------  ----------  ----------
Assets end of year...................................... $30,223,103   $26,154,570  $7,067,046  $2,159,093
                                                         ===========   ===========  ==========  ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                                   Sub-Account
                                                         --------------------------------------------------------------
                                                         Small Cap Opportunities  Small Company
                                                                  Trust               Trust     Small Company Blend Trust
                                                         -----------------------  ------------- -----------------------
                                                         Year Ended  Period Ended Period Ended   Year Ended   Year Ended
                                                         Dec. 31/04  Dec. 31/03^   Dec.31/04##   Dec. 31/04   Dec. 31/03
                                                         ----------  ------------ ------------- -----------   ----------
Income:
 Dividends.............................................. $    3,327    $     --        $--      $        --   $       --
Expenses:
 Mortality and expense risks, and administrative charges      3,140         562         --           14,623       16,798
                                                         ----------    --------        ---      -----------   ----------
Net investment income (loss) during the year............        187        (562)        --          (14,623)     (16,798)
Net realized gain (loss) during the year................    113,023       2,490          6          476,929       93,382
Unrealized appreciation (depreciation) during the year..    108,537      54,113         --         (381,573)     864,915
                                                         ----------    --------        ---      -----------   ----------
Net increase (decrease) in assets from operations.......    221,747      56,041          6           80,733      941,499
                                                         ----------    --------        ---      -----------   ----------
Changes from principal transactions:
 Transfer of net premiums...............................    127,192          38         --          352,634      324,985
 Transfer on terminations...............................   (133,464)     (2,168)        (1)        (676,647)    (910,483)
 Transfer on policy loans...............................         --          --         --          (50,127)      (4,508)
 Net interfund transfers................................    919,045     437,126         (5)      (1,414,305)     627,411
                                                         ----------    --------        ---      -----------   ----------
Net increase (decrease) in assets from
  principal transactions................................    912,773     434,996         (6)      (1,788,445)      37,405
                                                         ----------    --------        ---      -----------   ----------
Total increase (decrease) in assets.....................  1,134,520     491,037         --       (1,707,712)     978,904
Assets beginning of year................................    491,037          --         --        3,332,298    2,353,394
                                                         ----------    --------        ---      -----------   ----------
Assets end of year...................................... $1,625,557    $491,037        $--      $ 1,624,586   $3,332,298
                                                         ==========    ========        ===      ===========   ==========

                                                                            Sub-Account
                                                         ------------------------------------------------
                                                         Small Company Value Trust   Special Value Trust
                                                         ------------------------  ----------------------
                                                          Year Ended   Year Ended  Year Ended Period Ended
                                                          Dec. 31/04   Dec. 31/03  Dec. 31/04 Dec. 31/03^
                                                         -----------  -----------  ---------- ------------
Income:
 Dividends.............................................. $   232,040  $    69,143   $  3,020    $     --
Expenses:
 Mortality and expense risks, and administrative charges      94,855       65,205        839         120
                                                         -----------  -----------   --------    --------
Net investment income (loss) during the year............     137,185        3,938      2,181        (120)
Net realized gain (loss) during the year................   2,282,749    1,063,081      2,877       4,496
Unrealized appreciation (depreciation) during the year..   1,936,155    2,377,283     30,299       4,941
                                                         -----------  -----------   --------    --------
Net increase (decrease) in assets from operations.......   4,356,089    3,444,302     35,357       9,317
                                                         -----------  -----------   --------    --------
Changes from principal transactions:
 Transfer of net premiums...............................   4,890,637    2,089,466     35,513       3,834
 Transfer on terminations...............................  (1,900,460)  (3,631,767)    (4,252)       (307)
 Transfer on policy loans...............................      11,035      (24,754)        --          --
 Net interfund transfers................................   1,934,834    1,620,153     (7,234)    153,192
                                                         -----------  -----------   --------    --------
Net increase (decrease) in assets from
  principal transactions................................   4,936,046       53,098     24,027     156,719
                                                         -----------  -----------   --------    --------
Total increase (decrease) in assets.....................   9,292,135    3,497,400     59,384     166,036
Assets beginning of year................................  15,104,792   11,607,392    166,036          --
                                                         -----------  -----------   --------    --------
Assets end of year...................................... $24,396,927  $15,104,792   $225,420    $166,036
                                                         ===========  ===========   ========    ========

^   Reflects the period from commencement of operations on May 5, 2003 through
December 31, 2003.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                                    Sub-Account
                                                         ----------------------------------------------------------------
                                                                                                          Strategic Income
                                                           Strategic Bond Trust   Strategic Growth Trust       Trust
                                                         -----------------------  ----------------------  ----------------
                                                         Year Ended   Year Ended  Year Ended  Year Ended    Period Ended
                                                         Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03    Dec.31/04##
                                                         ----------  -----------  ----------  ----------  ----------------
Income:
 Dividends.............................................. $  166,811  $   241,276  $       --  $       --      $   456
Expenses:
 Mortality and expense risks, and administrative charges     24,149       21,353       7,897       6,379           30
                                                         ----------  -----------  ----------  ----------      -------
Net investment income (loss) during the year............    142,662      219,923      (7,897)     (6,379)         426
Net realized gain (loss) during the year................     60,033      240,936     219,720      71,825            6
Unrealized appreciation (depreciation) during the year..     49,512       (3,352)   (109,627)    229,165          320
                                                         ----------  -----------  ----------  ----------      -------
Net increase (decrease) in assets from operations.......    252,207      457,507     102,196     294,611          752
                                                         ----------  -----------  ----------  ----------      -------
Changes from principal transactions:
 Transfer of net premiums...............................  1,203,396      598,512     236,481     361,182           --
 Transfer on terminations...............................   (280,031)  (2,396,508)   (933,642)   (119,311)        (284)
 Transfer on policy loans...............................     (3,858)      (3,128)        100      (1,286)          --
 Net interfund transfers................................    469,939      821,989     111,460      15,171       29,699
                                                         ----------  -----------  ----------  ----------      -------
Net increase (decrease) in assets from
  principal transactions................................  1,389,446     (979,135)   (585,601)    255,756       29,415
                                                         ----------  -----------  ----------  ----------      -------
Total increase (decrease) in assets.....................  1,641,653     (521,628)   (483,405)    550,367       30,167
Assets beginning of year................................  3,179,959    3,701,587   1,522,884     972,517           --
                                                         ----------  -----------  ----------  ----------      -------
Assets end of year...................................... $4,821,612  $ 3,179,959  $1,039,479  $1,522,884      $30,167
                                                         ==========  ===========  ==========  ==========      =======

                                                                            Sub-Account
                                                         -----------------------------------------------------
                                                         Strategic Opportunities Trust  Strategic Value Trust
                                                         ----------------------------  -----------------------
                                                          Year Ended     Year Ended     Year Ended  Year Ended
                                                          Dec. 31/04     Dec. 31/03     Dec. 31/04  Dec. 31/03
                                                          -----------    -----------   -----------  ----------
Income:
 Dividends.............................................. $     4,691    $        --    $     2,224  $       54
Expenses:
 Mortality and expense risks, and administrative charges      31,607         40,333          4,362       3,453
                                                          -----------    -----------   -----------  ----------
Net investment income (loss) during the year............     (26,916)       (40,333)        (2,138)     (3,399)
Net realized gain (loss) during the year................      54,973     (1,585,789)       268,135     (11,796)
Unrealized appreciation (depreciation) during the year..     540,794      3,153,829        (95,497)    222,087
                                                          -----------    -----------   -----------  ----------
Net increase (decrease) in assets from operations.......     568,851      1,527,707        170,500     206,892
                                                          -----------    -----------   -----------  ----------
Changes from principal transactions:
 Transfer of net premiums...............................     813,794        838,526        195,688     164,886
 Transfer on terminations...............................    (779,773)    (2,337,833)       (38,725)    (31,000)
 Transfer on policy loans...............................      25,888         18,630          7,539         949
 Net interfund transfers................................  (1,859,398)    (1,292,218)    (1,832,767)  1,722,162
                                                          -----------    -----------   -----------  ----------
Net increase (decrease) in assets from
  principal transactions................................  (1,799,489)    (2,772,895)    (1,668,265)  1,856,997
                                                          -----------    -----------   -----------  ----------
Total increase (decrease) in assets.....................  (1,230,638)    (1,245,188)    (1,497,765)  2,063,889
Assets beginning of year................................   5,962,880      7,208,068      2,330,657     266,768
                                                          -----------    -----------   -----------  ----------
Assets end of year...................................... $ 4,732,242    $ 5,962,880    $   832,892  $2,330,657
                                                          ===========    ===========   ===========  ==========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                         Sub-Account
                                                         -------------------------------------------
                                                         Telecommunications
                                                               Trust           Total Return Trust
                                                         ------------------ ------------------------
                                                             Year Ended      Year Ended   Year Ended
                                                            Dec. 31/03^^     Dec. 31/04   Dec. 31/03
                                                         ------------------ -----------  -----------
Income:
 Dividends..............................................     $      --      $ 1,747,512  $ 2,532,370
Expenses:
 Mortality and expense risks, and administrative charges            62          173,817      201,806
                                                             ---------      -----------  -----------
Net investment income (loss) during the year............           (62)       1,573,695    2,330,564
Net realized gain (loss) during the year................        (3,358)         (53,376)     311,416
Unrealized appreciation (depreciation) during the year..         9,013           36,499     (855,374)
                                                             ---------      -----------  -----------
Net increase (decrease) in assets from operations.......         5,593        1,556,818    1,786,606
                                                             ---------      -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................         1,087       13,333,338   11,370,011
 Transfer on terminations...............................        (1,412)      (3,157,466)  (4,666,022)
 Transfer on policy loans...............................            --           (1,095)     (23,990)
 Net interfund transfers................................      (101,430)        (980,814)  (6,740,228)
                                                             ---------      -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................      (101,755)       9,193,963      (60,229)
                                                             ---------      -----------  -----------
Total increase (decrease) in assets.....................       (96,162)      10,750,781    1,726,377
Assets beginning of year................................        96,162       38,643,292   36,916,915
                                                             ---------      -----------  -----------
Assets end of year......................................     $      --      $49,394,073  $38,643,292
                                                             =========      ===========  ===========

                                                                            Sub-Account
                                                         -------------------------------------------------
                                                            Total Stock Market         U.S. Government
                                                               Index Trust            Securities Trust
                                                         -----------------------  ------------------------
                                                          Year Ended  Year Ended   Year Ended   Year Ended
                                                          Dec. 31/04  Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                         -----------  ----------  -----------  -----------
Income:
 Dividends.............................................. $    26,321  $       --  $   235,364  $   592,721
Expenses:
 Mortality and expense risks, and administrative charges      21,037      14,950       37,676       82,229
                                                         -----------  ----------  -----------  -----------
Net investment income (loss) during the year............       5,284     (14,950)     197,688      510,492
Net realized gain (loss) during the year................     441,641     157,008      (62,499)      32,960
Unrealized appreciation (depreciation) during the year..    (163,829)    529,222       29,793     (428,860)
                                                         -----------  ----------  -----------  -----------
Net increase (decrease) in assets from operations.......     283,096     671,280      164,982      114,592
                                                         -----------  ----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums...............................     739,392     996,099    2,316,495    5,091,881
 Transfer on terminations...............................    (618,492)   (611,627)  (1,509,148)  (3,643,704)
 Transfer on policy loans...............................        (313)       (108)      (1,876)     (19,060)
 Net interfund transfers................................  (1,551,114)  1,266,868   (1,612,537)  (8,718,791)
                                                         -----------  ----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions................................  (1,430,527)  1,651,232     (807,066)  (7,289,674)
                                                         -----------  ----------  -----------  -----------
Total increase (decrease) in assets.....................  (1,147,431)  2,322,512     (642,084)  (7,175,082)
Assets beginning of year................................   3,719,559   1,397,047    8,887,862   16,062,944
                                                         -----------  ----------  -----------  -----------
Assets end of year...................................... $ 2,572,128  $3,719,559  $ 8,245,778  $ 8,887,862
                                                         ===========  ==========  ===========  ===========

^^ Terminated as an investment option and funds transferred to Science & Technology Trust on May 2, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                                                                          Sub-Account
                                                         ---------------------------------------------
                                                           U.S. Large Cap Trust      Utilities Trust
                                                         -----------------------  --------------------
                                                          Year Ended  Year Ended  Year Ended Year Ended
                                                          Dec. 31/04  Dec. 31/03  Dec. 31/04 Dec. 31/03
                                                         -----------  ----------  ---------- ----------
Income:
 Dividends.............................................. $    14,756  $   11,255   $  1,176   $    517
Expenses:
 Mortality and expense risks, and administrative charges     102,018      16,490      1,321        549
                                                         -----------  ----------   --------   --------
Net investment income (loss) during the year............     (87,262)     (5,235)      (145)       (32)
Net realized gain (loss) during the year................     680,254         147     20,291     16,180
Unrealized appreciation (depreciation) during the year..   1,272,633     909,318     54,611     10,622
                                                         -----------  ----------   --------   --------
Net increase (decrease) in assets from operations.......   1,865,625     904,230     74,757     26,770
                                                         -----------  ----------   --------   --------
Changes from principal transactions:
 Transfer of net premiums...............................   1,686,794     508,108     16,995     16,960
 Transfer on terminations...............................  (2,845,810)   (741,038)   (11,554)   (10,969)
 Transfer on policy loans...............................      36,588     (10,980)   (21,107)        --
 Net interfund transfers................................  18,447,265     464,452    308,920     60,075
                                                         -----------  ----------   --------   --------
Net increase (decrease) in assets from
  principal transactions................................  17,324,837     220,542    293,254     66,066
                                                         -----------  ----------   --------   --------
Total increase (decrease) in assets.....................  19,190,462   1,124,772    368,011     92,836
Assets beginning of year................................   3,646,301   2,521,529    121,451     28,615
                                                         -----------  ----------   --------   --------
Assets end of year...................................... $22,836,763  $3,646,301   $489,462   $121,451
                                                         ===========  ==========   ========   ========

                                                                Sub-Account
                                                         ------------------------
                                                                Value Trust                   Total
                                                         ------------------------  ---------------------------
                                                          Year Ended   Year Ended   Year Ended     Year Ended
                                                          Dec. 31/04   Dec. 31/03   Dec. 31/04     Dec. 31/03
                                                         -----------  -----------  ------------  -------------
Income:
 Dividends.............................................. $    70,205  $   102,883  $  9,343,432  $   9,759,041
Expenses:
 Mortality and expense risks, and administrative charges      73,832       51,322     3,256,647      2,900,219
                                                         -----------  -----------  ------------  -------------
Net investment income (loss) during the year............      (3,627)      51,561     6,086,785      6,858,822
Net realized gain (loss) during the year................   2,389,598     (970,386)   25,595,639    (18,418,285)
Unrealized appreciation (depreciation) during the year..    (156,787)   3,645,093    29,602,062    115,810,369
                                                         -----------  -----------  ------------  -------------
Net increase (decrease) in assets from operations.......   2,229,184    2,726,268    61,284,486    104,250,906
                                                         -----------  -----------  ------------  -------------
Changes from principal transactions:
 Transfer of net premiums...............................   6,364,526    1,158,162   146,386,789     99,703,509
 Transfer on terminations...............................  (1,959,091)  (3,217,433)  (88,708,576)  (127,940,183)
 Transfer on policy loans...............................       4,581       (2,852)      (76,529)       495,736
 Net interfund transfers................................   3,381,928    2,658,046     1,335,829     (1,135,070)
                                                         -----------  -----------  ------------  -------------
Net increase (decrease) in assets from
  principal transactions................................   7,791,944      595,923    58,937,513    (28,876,008)
                                                         -----------  -----------  ------------  -------------
Total increase (decrease) in assets.....................  10,021,128    3,322,191   120,221,999     75,374,898
Assets beginning of year................................  12,699,749    9,377,558   561,704,957    486,330,059
                                                         -----------  -----------  ------------  -------------
Assets end of year...................................... $22,720,877  $12,699,749  $681,926,956  $ 561,704,957
                                                         ===========  ===========  ============  =============

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2004

1. Organization

The Manufacturers Life Insurance Company (U.S.A.) Separate Account N (the "Account") is a separate account administered and sponsored by The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has sixty-six active investment sub-accounts that invest in shares of a particular Manufacturers Investment Trust portfolio, one sub-account that invests in shares of a particular John Hancock Variable Series 1 Trust portfolio and one sub-account that invests in shares of a particular PIMCO Variable Investment Trust portfolio. Manufacturers Investment Trust, John Hancock Variable Series I Trust and PIMCO Variable Investment Trust (collectively the "Trusts") are registered under the Act as open-end management investment companies, commonly known as mutual funds, which do not transact with the general public. Instead, the Trusts deal primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under variable universal life insurance contracts (the "Contracts") issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life insurance company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

      Previous Name                New Name               Effective Date
      -------------                --------               --------------
  Capital Opportunities
           Trust            Strategic Value Trust          May 1, 2003
   Global Equity Trust           Global Trust              May 3, 2004
   Pacific Rim Emerging
       Markets Trust          Pacific Rim Trust            May 3, 2004
 Tactical Allocation Trust Global Allocation Trust         May 1, 2003
   U.S. Large Cap Value
           Trust             U.S. Large Cap Trust          May 1, 2003

Effective May 3, 2004 the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
                   Balanced Trust         Income & Value Trust
              Quantitative Equity Trust   U.S. Large Cap Trust

Effective June 18, 2004 the following sub-account of the Account was terminated as an investment option and the funds were transferred to an existing sub-account fund as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
              International Index Trust   International Equity
                                               Index Fund

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

1. Organization -- (continued)


Effective May 2, 2003 the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
               Internet Technologies      Science & Technology
                        Trust                    Trust
                Mid Cap Growth Trust      Dynamic Growth Trust
               Mid Cap Opportunities
                        Trust             Dynamic Growth Trust
              Telecommunications Trust    Science & Technology
                                                 Trust

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of the Company:

                                                      Commencement of
                                                     Operations of the
                                                       Sub-Accounts
                                                     -----------------
         All Asset Portfolio........................   May 3, 2004
         American Blue Chip Income & Growth Trust...   July 9, 2003
         American Growth Trust......................   July 9, 2003
         American Growth-Income Trust...............   July 9, 2003
         American International Trust...............   July 9, 2003
         Classic Value Trust(less than).............   May 3, 2004
         Core Equity Trust(less than)...............   May 3, 2004
         Emerging Growth Trust......................   May 5, 2003
         International Equity Index Fund............   May 3, 2004
         Large Cap Value Trust......................   May 5, 2003
         Mid Cap Core Trust.........................   May 5, 2003
         Natural Resources Trust....................   May 5, 2003
         Quantitative All Cap Trust.................   May 5, 2003
         Quantitative Value Trust(less than)........   May 3, 2004
         Real Return Bond Trust.....................   May 5, 2003
         Small Cap Opportunities Trust..............   May 5, 2003
         Small Company Trust........................   May 3, 2004
         Special Value Trust........................   May 5, 2003
         Strategic Income Trust.....................   May 3, 2004
         U.S. Global Leaders Growth Trust(less than)   May 3, 2004

   (less than) Fund available in current year but no activity.

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trust. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

2. Significant Accounting Policies -- (continued)


The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Mortality and Expense Risks Charge

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.40% and 0.65% of the average net value of the Account's assets for the assumption of mortality and expense risks.

4. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administration charge, a charge for cost of insurance and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

5. Purchases and Sales

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

        Sub-Accounts:                             Purchases     Sales
        -------------                            ----------- -----------
        500 Index Trust......................... $ 7,707,113 $ 6,609,744
        Aggressive Growth Trust.................   5,172,959   4,805,015
        All Asset Portfolio.....................      79,153         930
        All Cap Core Trust......................   2,303,494   4,407,102
        All Cap Growth Trust....................   4,767,345   5,651,337
        All Cap Value Trust.....................   1,921,255   1,026,753
        American Blue Chip Income & Growth Trust     349,471     222,209
        American Growth Trust...................   8,544,244   2,657,156
        American Growth-Income Trust............   3,319,455   1,721,310
        American International Trust............   1,591,940     181,642
        Balanced Trust..........................   1,902,076  23,845,844
        Blue Chip Growth Trust..................  17,401,340  22,520,218
        Capital Appreciation Trust..............     642,443   1,002,790
        Diversified Bond Trust..................   4,764,045   4,861,327

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

5. Purchases and Sales -- (continued)

            Sub-Accounts:                     Purchases     Sales
            -------------                    ----------- -----------
            Dynamic Growth Trust............ $ 2,880,157 $ 3,017,883
            Emerging Growth Trust...........     468,334     625,836
            Emerging Small Company Trust....  13,650,177  19,414,714
            Equity-Income Trust.............  23,601,953  17,967,371
            Equity Index Trust..............  11,284,801  11,799,159
            Financial Services Trust........     511,929     615,499
            Fundamental Value Trust.........   2,676,262   1,721,822
            Global Trust....................   3,000,110   2,419,242
            Global Allocation Trust.........     681,567     538,904
            Global Bond Trust...............   4,327,218   3,743,184
            Growth & Income Trust...........   8,406,962  11,444,978
            Health Sciences Trust...........   4,418,881   3,871,951
            High Yield Trust................   9,641,643   8,400,469
            Income & Value Trust............  33,576,039  13,113,287
            International Equity Index Fund.   1,339,642     688,211
            International Index Trust.......     342,572   1,653,447
            International Small Cap Trust...   4,672,116   4,097,987
            International Stock Trust.......   4,011,839   4,953,282
            International Value Trust.......   6,964,602   5,744,737
            Investment Quality Bond Trust...  13,885,537  13,104,659
            Large Cap Growth Trust..........   7,179,883   7,326,695
            Large Cap Value Trust...........   2,762,565   2,750,915
            Lifestyle Aggressive 1000 Trust.   5,202,536   1,761,228
            Lifestyle Balanced 640 Trust....  11,634,510   9,252,010
            Lifestyle Conservative 280 Trust   5,648,370   5,384,331
            Lifestyle Growth 820 Trust......   6,184,631   2,171,004
            Lifestyle Moderate 460 Trust....   3,246,059   1,867,098
            Mid Cap Core Trust..............     974,892     507,216
            Mid Cap Index Trust.............   6,996,415   4,569,942
            Mid Cap Stock Trust.............  21,908,916  12,620,439
            Mid Cap Value Trust.............  10,693,410   5,871,504
            Money Market Trust..............  42,734,704  41,261,845
            Natural Resources Trust.........   2,138,962   1,566,052
            Overseas Trust..................   5,054,697   4,643,327
            Pacific Rim Trust...............   4,486,560   3,694,987
            Quantitative All Cap Trust......      28,544      25,985
            Quantitative Equity Trust.......   2,948,416  23,509,340
            Quantitative Mid Cap Trust......     461,966     277,749
            Real Estate Securities Trust....  20,019,941  13,803,380
            Real Return Bond Trust..........   3,569,454   2,107,730
            Science & Technology Trust......  27,645,445  23,771,216
            Small Cap Index Trust...........   8,174,202   4,018,466
            Small Cap Opportunities Trust...   1,909,681     996,721

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

5. Purchases and Sales -- (continued)

           Sub-Accounts:                     Purchases      Sales
           -------------                    ------------ ------------
           Small Company Trust............. $        245 $        251
           Small Company Blend Trust.......    1,214,358    3,017,426
           Small Company Value Trust.......   16,377,723   11,304,491
           Special Value Trust.............       56,917       30,709
           Strategic Bond Trust............    5,716,082    4,183,975
           Strategic Growth Trust..........    1,152,319    1,745,816
           Strategic Income Trust..........       30,155          313
           Strategic Opportunities Trust...    3,295,029    5,121,432
           Strategic Value Trust...........      829,865    2,500,268
           Total Return Trust..............   47,478,149   36,710,491
           Total Stock Market Index Trust..    4,167,831    5,593,074
           U.S. Government Securities Trust    9,621,505   10,230,881
           U.S. Large Cap Trust............   24,790,674    7,553,099
           Utilities Trust.................      598,566      305,457
           Value Trust.....................   25,135,528   17,347,211
                                            ------------ ------------
                                            $552,878,379 $487,854,073
                                            ============ ============

6. Financial Highlights

The Account is a funding vehicle for a number of variable universal life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each sub-account that had units outstanding during the period were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum mortality and expense risk charge offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in note 3.

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                   500 Index Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         575,198          375,317               94,218               22,035
Units issued.........................         773,654          501,063              688,915               86,705
Units redeemed.......................       (659,394)        (301,182)            (407,816)             (14,522)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         689,458          575,198              375,317               94,218
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $10.51 - $10.72    $9.59 - $9.72        $7.54 - $7.61        $9.80 - $9.85

Assets, end of year..................      $7,356,251       $5,572,911           $2,849,500             $925,055

Investment income ratio/(1)/.........           0.81%            0.79%                0.00%                1.51%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 9.54% to 10.05% 27.19% to 27.69% (23.02%) to (22.71%) (12.93%) to (12.71%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                               Aggressive Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         387,460          417,367              388,103              290,154
Units issued.........................         399,144          321,514              416,070              253,473
Units redeemed.......................       (363,344)        (351,421)            (386,806)            (155,524)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         423,260          387,460              417,367              388,103
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $16.05 - $16.24  $10.75 - $14.90       $8.07 - $11.16      $10.82 - $14.91

Assets, end of year..................      $5,785,540       $4,974,158           $4,062,865           $5,113,597

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/.  8.55% to 8.88% 33.00% to 33.34% (25.45%) to (25.30%) (26.46%) to (26.39%)

                                                     Sub-Account
                                                 -------------------
                                                 All Asset Portfolio
                                                 -------------------
                                                    Period Ended
                                                    Dec. 31/04##
                                                 -------------------
           Units, beginning of year.............            --
           Units issued.........................         5,623
           Units redeemed.......................          (65)
                                                       -------
           Units, end of year...................         5,558
                                                       =======
           Unit value, end of year..............       $ 13.94

           Assets, end of year..................       $77,490

           Investment income ratio/(1)/.........        17.85%
           Expense ratio, lowest to highest/(2)/         0.65%
           Total return, lowest to highest/(3)/.        11.53%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                     ---------------------------------------------------------------------------
                                                                 All Cap Core Trust
                                     ---------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                     ---------------- ---------------- -------------------- --------------------
Units, beginning of year............          384,083          632,910              955,887              901,341
Units issued........................          162,081          396,838              744,586              586,549
Units redeemed......................        (353,320)        (645,665)          (1,067,563)            (532,003)
                                     ---------------- ---------------- -------------------- --------------------
Units, end of year..................          192,844          384,083              632,910              955,887
                                     ================ ================ ==================== ====================
Unit value, end of year.............   $8.72 - $16.04   $7.54 - $13.81       $5.76 - $10.54       $7.75 - $14.12

Assets, end of year.................       $3,006,912       $4,650,328           $5,895,402          $12,500,179

Investment income ratio/(1)/........            0.50%            0.00%                0.00%                0.00%
Expense ratio, lowest to
  highest/(2)/......................   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/ 15.57% to 15.92% 30.71% to 31.02% (25.72%) to (25.57%) (21.88%) to (21.80%)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                                All Cap Growth Trust
                                      -------------------------------------------------------------------------
                                        Year Ended      Year Ended         Year Ended           Year Ended
                                        Dec. 31/04      Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      -------------- ---------------- -------------------- --------------------
Units, beginning of year.............        507,091          602,095              604,579              371,985
Units issued.........................        266,106          472,429              510,835              493,095
Units redeemed.......................      (360,129)        (567,433)            (513,319)            (260,501)
                                      -------------- ---------------- -------------------- --------------------
Units, end of year...................        413,068          507,091              602,095              604,579
                                      ============== ================ ==================== ====================
Unit value, end of year.............. $9.94 - $19.31   $9.38 - $18.16       $7.30 - $14.11       $9.71 - $18.73

Assets, end of year..................     $7,837,329       $8,204,194           $7,785,855          $10,184,673

Investment income ratio/(1)/.........          0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/ 0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/. 5.83% to 6.14% 28.40% to 28.72% (24.90%) to (24.75%) (24.27%) to (24.11%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                              All Cap Value Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............           42,078           19,759                1,194        --
Units issued.........................          149,430           48,939               83,130     1,531
Units redeemed.......................         (80,131)         (26,620)             (64,565)     (337)
                                      ---------------- ---------------- --------------------   -------
Units, end of year...................          111,377           42,078               19,759     1,194
                                      ================ ================ ====================   =======
Unit value, end of year..............  $14.26 - $14.42  $12.38 - $12.44        $9.00 - $9.03    $12.56

Assets, end of year..................       $1,596,891         $520,935             $177,909   $14,993

Investment income ratio/(1)/.........            0.33%            0.04%                0.01%     0.03%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/. 15.20% to 15.55% 37.47% to 37.75% (28.30%) to (28.16%)     0.46%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                     Sub-Account
                                           --------------------------------
                                                       American
                                           Blue Chip Income & Growth Trust
                                           --------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03+
                                           --------------- ----------------
     Units, beginning of year.............          14,497               --
     Units issued.........................          24,431           14,889
     Units redeemed.......................        (15,363)            (392)
                                           --------------- ----------------
     Units, end of year...................          23,565           14,497
                                           =============== ================
     Unit value, end of year.............. $15.38 - $15.44  $14.17 - $14.18

     Assets, end of year..................        $362,839         $205,368

     Investment income ratio/(1)/.........           0.00%            0.00%
     Expense ratio, lowest to highest/(2)/  0.40% to 0.65%   0.45% to 0.65%
     Total return, lowest to highest/(3)/.  8.61% to 8.87% 13.32% to 13.43%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                          ---------------------------------
                                                American Growth Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03+
                                          ---------------- ----------------
    Units, beginning of year.............          106,170               --
    Units issued.........................          615,014          107,375
    Units redeemed.......................        (186,720)          (1,205)
                                          ---------------- ----------------
    Units, end of year...................          534,464          106,170
                                          ================ ================
    Unit value, end of year..............  $15.42 - $15.49  $13.84 - $13.86

    Assets, end of year..................       $8,261,844       $1,470,676

    Investment income ratio/(1)/.........            0.00%            0.00%
    Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
    Total return, lowest to highest/(3)/. 11.38% to 11.71% 10.75% to 10.88%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                     Sub-Account
                                             ----------------------------
                                             American Growth-Income Trust
                                             ----------------------------
                                               Year Ended    Period Ended
                                               Dec. 31/04    Dec. 31/03+
                                             --------------- ------------
       Units, beginning of year.............           3,474        --
       Units issued.........................         230,255     3,561
       Units redeemed.......................       (118,758)      (87)
                                             ---------------   -------
       Units, end of year...................         114,971     3,474
                                             ===============   =======
       Unit value, end of year.............. $15.41 - $15.47    $14.10

       Assets, end of year..................      $1,775,824   $48,990

       Investment income ratio/(1)/.........           0.30%     0.00%
       Expense ratio, lowest to highest/(2)/  0.35% to 0.65%     0.65%
       Total return, lowest to highest/(3)/.  9.24% to 9.57%    12.82%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                     Sub-Account
                                         ----------------------------------
                                            American International Trust
                                         ----------------------------------
                                            Year Ended       Period Ended
                                            Dec. 31/04       Dec. 31/03+
                                         ----------------  ----------------
   Units, beginning of year.............            7,859                --
   Units issued.........................           98,310             8,484
   Units redeemed.......................          (11,181)             (625)
                                         ----------------  ----------------
   Units, end of year...................           94,988             7,859
                                         ================  ================
   Unit value, end of year..............  $17.88 - $17.96   $15.14 - $15.15

   Assets, end of year..................       $1,702,860          $118,979

   Investment income ratio/(1)/.........            0.43%             0.00%
   Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.45% to 0.65%
   Total return, lowest to highest/(3)/. 18.11% to 18.47%  21.11% to 21.22%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                                       Sub-Account
                                      -----------------------------------------------------------------------------
                                                                     Balanced Trust
                                      -----------------------------------------------------------------------------
                                         Year Ended         Year Ended         Year Ended           Year Ended
                                         Dec. 31/04x        Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ------------------ ---------------- -------------------- --------------------
Units, beginning of year.............            888,396        1,065,668            1,197,589            1,380,133
Units issued.........................             53,657          102,294              172,364              171,891
Units redeemed.......................          (942,053)        (279,566)            (304,285)            (354,435)
                                      ------------------ ---------------- -------------------- --------------------
Units, end of year...................                 --          888,396            1,065,668            1,197,589
                                      ================== ================ ==================== ====================
Unit value, end of year..............     $9.48 - $25.58   $9.54 - $25.73       $8.39 - $22.60       $9.85 - $26.49

Assets, end of year..................                $--      $22,530,978          $23,887,858          $31,589,231

Investment income ratio/(1)/.........              2.40%            2.51%                2.55%                2.30%
Expense ratio, lowest to highest/(2)/     0.40% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. (0.64%) to (0.55%) 13.56% to 13.84% (14.92%) to (14.70%) (10.78%) to (10.55%)

x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Blue Chip Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............       2,092,515        1,902,374            1,996,442            1,789,836
Units issued.........................         958,632        1,470,531            2,117,890            1,329,733
Units redeemed.......................     (1,383,294)      (1,280,390)          (2,211,958)          (1,123,127)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................       1,667,853        2,092,515            1,902,374            1,996,442
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $11.12 - $20.96  $10.25 - $19.26       $7.98 - $14.97      $10.60 - $19.85

Assets, end of year..................     $32,373,276      $34,818,639          $26,370,964          $36,203,915

Investment income ratio/(1)/.........           0.11%            0.04%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  8.33% to 8.65% 28.33% to 28.65% (24.75%) to (24.56%) (15.16%) to (14.95%)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                              Capital Appreciation Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Period Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01*
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         126,280           25,173                3,341                   --
Units issued.........................          65,459          111,005               67,713                3,401
Units redeemed.......................        (99,894)          (9,898)             (45,881)                 (60)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................          91,845          126,280               25,173                3,341
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $10.64 - $10.75    $9.80 - $9.85        $7.62 - $7.64               $11.05

Assets, end of year..................        $982,755       $1,240,907             $192,338              $36,920

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.40% to 0.65%   0.45% to 0.65%       0.45% to 0.65%                0.65%
Total return, lowest to highest/(3)/.  8.61% to 8.88% 28.62% to 28.88% (31.07%) to (30.93%)             (11.60%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Diversified Bond Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         475,744          489,585              507,459              264,580
Units issued.........................         265,904          449,319            1,003,740              513,683
Units redeemed.......................       (291,024)        (463,160)          (1,021,614)            (270,804)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         450,624          475,744              489,585              507,459
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $16.66 - $17.25  $16.13 - $16.64      $15.51 - $15.95      $14.49 - $14.89

Assets, end of year..................      $7,709,761       $7,848,156           $7,777,651           $7,354,939

Investment income ratio/(1)/.........           4.27%            5.26%                3.61%                3.26%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/.  3.18% to 3.48%   3.93% to 4.19%       6.90% to 7.12%       6.38% to 6.61%

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                 Dynamic Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         577,167          217,363              102,477               34,003
Units issued.........................         670,334          707,581              235,862              352,426
Units redeemed.......................       (702,537)        (347,777)            (120,976)            (283,952)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         544,964          577,167              217,363              102,477
                                      =============== ================ ==================== ====================
Unit value, end of year..............   $4.70 - $4.77    $4.30 - $4.34        $3.36 - $3.37        $4.72 - $4.73

Assets, end of year..................      $2,585,369       $2,493,791             $730,822             $483,613

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%                0.28%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/.   9.29% to 9.62 28.17% to 28.60% (28.83%) to (28.63%) (40.63%) to (40.57%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                     Sub-Account
                                           --------------------------------
                                                Emerging Growth Trust
                                           --------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                           --------------- ----------------
     Units, beginning of year.............          13,715               --
     Units issued.........................          27,399           15,745
     Units redeemed.......................        (37,573)          (2,030)
                                           --------------- ----------------
     Units, end of year...................           3,541           13,715
                                           =============== ================
     Unit value, end of year.............. $17.29 - $17.35  $16.29 - $16.31

     Assets, end of year..................         $61,397         $223,380

     Investment income ratio/(1)/.........           0.00%            0.00%
     Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%
     Total return, lowest to highest/(3)/.  6.20% to 6.41% 30.28% to 30.45%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                             Emerging Small Company Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          911,363        1,056,757            1,065,694              840,091
Units issued.........................          273,287          380,894              544,611              525,737
Units redeemed.......................        (497,248)        (526,288)            (553,548)            (300,134)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          687,402          911,363            1,056,757            1,065,694
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $12.69 - $86.85  $11.44 - $78.03       $8.23 - $56.84      $11.69 - $79.51

Net assets, end of year..............      $50,607,293      $51,002,629          $41,741,461          $63,138,723

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 10.80% to 11.13% 38.83% to 39.17% (29.66%) to (29.49%) (22.75%) to (22.55%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Equity-Income Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............        1,460,643        1,339,589              840,766              431,687
Units issued.........................        1,139,513        1,036,965            1,689,347              687,162
Units redeemed.......................        (953,918)        (915,911)          (1,190,524)            (278,083)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,646,238        1,460,643            1,339,589              840,766
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $16.60 - $22.75  $14.54 - $19.85      $11.64 - $15.87      $13.50 - $18.38

Assets, end of year..................      $36,760,871      $27,301,230          $20,927,060          $15,189,718

Investment income ratio/(1)/.........            1.22%            1.44%                1.22%                1.42%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 14.06% to 14.41% 24.76% to 25.07% (13.84%) to (13.63%)       0.63% to 0.89%

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Equity Index Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............        1,545,993        1,769,922            2,189,228            1,984,054
Units issued.........................          673,240          954,968            2,193,979            1,366,361
Units redeemed.......................        (684,864)      (1,178,897)          (2,613,285)          (1,161,187)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,534,369        1,545,993            1,769,922            2,189,228
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.03 - $19.67  $10.04 - $18.06       $7.87 - $14.13      $10.18 - $18.26

Assets, end of year..................      $27,164,917      $25,622,009          $23,452,969          $38,066,462

Investment income ratio/(1)/.........            1.28%            1.52%                1.16%                1.00%
Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  9.76% to 10.03% 27.46% to 27.78% (22.81%) to (22.61%) (12.83%) to (12.61%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                 Sub-Account
                                      ------------------------------------------------------------------
                                                           Financial Services Trust
                                      ------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended      Period Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      --------------- ---------------- -------------------- ------------
Units, beginning of year.............          31,948           33,067                8,377        --
Units issued.........................          39,967           13,233               42,607     8,668
Units redeemed.......................        (48,578)         (14,352)             (17,917)     (291)
                                      --------------- ---------------- --------------------   -------
Units, end of year...................          23,337           31,948               33,067     8,377
                                      =============== ================ ====================   =======
Unit value, end of year.............. $13.75 - $13.85  $12.54 - $12.61        $9.45 - $9.48    $11.58

Assets, end of year..................        $322,026         $401,985             $313,108   $97,034

Investment income ratio/(1)/.........           0.37%            0.17%                0.00%     0.05%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/.  9.66% to 9.87% 32.71% to 32.98% (18.41%) to (18.25%)   (7.34%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                            Fundamental Value Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............           93,865           33,158               21,338         --
Units issued.........................          205,077          173,788               35,752     22,014
Units redeemed.......................        (130,546)        (113,081)             (23,932)      (676)
                                      ---------------- ---------------- --------------------   --------
Units, end of year...................          168,396           93,865               33,158     21,338
                                      ================ ================ ====================   ========
Unit value, end of year..............  $13.93 - $14.08  $12.54 - $12.61        $9.72 - $9.75     $11.68

Assets, end of year..................       $2,356,047       $1,179,257             $322,506   $249,216

Investment income ratio/(1)/.........            0.48%            0.18%                0.09%      0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/. 11.08% to 11.42% 28.99% to 29.25% (16.75%) to (16.58%)    (6.57%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                     Global Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          220,709          272,877              206,811              192,970
Units issued.........................          178,596          315,226              360,226              133,113
Units redeemed.......................        (172,542)        (367,394)            (294,160)            (119,272)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          226,763          220,709              272,877              206,811
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $13.72 - $18.20  $12.02 - $15.89       $9.48 - $12.52      $11.79 - $15.50

Assets, end of year..................       $4,088,754       $3,119,936           $3,166,722           $3,140,867

Investment income ratio/(1)/.........            1.76%            1.19%                1.15%                2.22%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 14.01% to 14.35% 26.63% to 26.95% (19.63%) to (19.47%) (16.63%) to (16.55%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                Global Allocation Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............            3,613            3,195                7,967                   --
Units issued.........................           66,928              844               23,360               18,137
Units redeemed.......................         (52,774)            (426)             (28,132)             (10,170)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................           17,767            3,613                3,195                7,967
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.13 - $11.22            $9.94        $7.91 - $7.94               $10.37

Net assets, end of year..............         $197,769          $35,900              $25,278              $82,609

Investment income ratio/(1)/.........            0.40%            0.48%                0.00%                0.26%
Expense ratio, lowest to highest/(2)/   0.45% to 0.65%            0.65%       0.45% to 0.65%                0.65%
Total return, lowest to highest/(3)/. 11.99% to 12.25%           25.61% (23.70%) to (23.55%)             (13.95%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                  Global Bond Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         196,659          297,639              118,128               30,310
Units issued.........................         233,486          389,164              348,049              113,867
Units redeemed.......................       (212,013)        (490,144)            (168,538)             (26,049)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         218,132          196,659              297,639              118,128
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $18.71 - $19.96  $17.06 - $18.14      $14.87 - $15.77      $12.45 - $13.16

Assets, end of year..................      $4,323,117       $3,463,203           $4,596,803           $1,549,796

Investment income ratio/(1)/.........           3.41%            4.35%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/.  9.53% to 9.85% 14.65% to 14.94%     19.35% to 19.59%   (0.12%) to (0.03%)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Growth & Income Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............       1,151,229        1,592,866            1,605,126            1,309,646
Units issued.........................         471,319          695,451            1,400,088              974,279
Units redeemed.......................       (722,747)      (1,137,088)          (1,412,348)            (678,799)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         899,801        1,151,229            1,592,866            1,605,126
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $10.50 - $18.89   $9.89 - $17.73       $7.86 - $14.06      $10.44 - $18.66

Assets, end of year..................     $16,191,548      $18,310,286          $19,158,844          $26,826,511

Investment income ratio/(1)/.........           0.85%            1.02%                0.63%                0.41%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  6.08% to 6.39% 25.77% to 26.09% (24.82%) to (24.63%) (11.85%) to (11.63%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                             Health Sciences Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............          195,742          185,557               11,197         --
Units issued.........................          312,678          257,208              260,559     15,145
Units redeemed.......................        (279,604)        (247,023)             (86,199)    (3,948)
                                      ---------------- ---------------- --------------------   --------
Units, end of year...................          228,816          195,742              185,557     11,197
                                      ================ ================ ====================   ========
Unit value, end of year..............  $15.11 - $15.28  $13.19 - $13.28        $9.75 - $9.78     $13.48

Assets, end of year..................       $3,480,512       $2,590,184           $1,810,992   $150,957

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%      0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/. 14.57% to 14.91% 35.33% to 35.68% (27.71%) to (27.57%)    (7.85%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                    Sub-Account
                                      -----------------------------------------------------------------------
                                                                 High Yield Trust
                                      -----------------------------------------------------------------------
                                         Year Ended       Year Ended        Year Ended         Year Ended
                                         Dec. 31/04       Dec. 31/03        Dec. 31/02         Dec. 31/01
                                      ---------------- ---------------- ------------------ ------------------
Units, beginning of year.............          699,961          536,644            395,816            298,325
Units issued.........................          615,089          565,735            687,272            403,067
Units redeemed.......................        (567,692)        (402,418)          (546,444)          (305,576)
                                      ---------------- ---------------- ------------------ ------------------
Units, end of year...................          747,358          699,961            536,644            395,816
                                      ================ ================ ================== ==================
Unit value, end of year..............  $13.69 - $16.40  $12.40 - $14.80    $10.02 - $11.94    $10.82 - $12.87

Assets, end of year..................      $11,862,447       $9,989,519         $6,211,875         $4,979,952

Investment income ratio/(1)/.........            4.99%            4.84%              7.65%              8.80%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%     0.40% to 0.65%     0.40% to 0.65%
Total return, lowest to highest/(3)/. 10.34% to 10.68% 23.65% to 23.94% (7.48%) to (7.23%) (6.09%) to (5.85%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                   Sub-Account
                                      ---------------------------------------------------------------------
                                                              Income & Value Trust
                                      ---------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended        Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02        Dec. 31/01
                                      --------------- ---------------- -------------------- ---------------
Units, beginning of year.............         465,991          605,848              649,395         399,769
Units issued.........................       2,010,940          357,985              747,671         426,269
Units redeemed.......................       (797,206)        (497,842)            (791,218)       (176,643)
                                      --------------- ---------------- -------------------- ---------------
Units, end of year...................       1,679,725          465,991              605,848         649,395
                                      =============== ================ ==================== ===============
Unit value, end of year.............. $14.94 - $18.01  $13.95 - $16.73      $11.09 - $13.28 $13.27 - $15.86

Assets, end of year..................     $29,826,597       $7,397,904           $7,497,869      $9,857,366

Investment income ratio/(1)/.........           0.53%            1.90%                2.11%           2.36%
Expense ratio, lowest to highest/(2)/  0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/.  6.94% to 7.33% 25.66% to 25.98% (16.48%) to (16.27%)  0.33% to 0.58%

                                          Sub-Account
                                      --------------------
                                      International Equity
                                           Index Fund
                                      --------------------
                                          Period Ended
                                          Dec. 31/04##
                                      --------------------
Units, beginning of year.............                 --
Units issued.........................            103,970
Units redeemed.......................           (52,958)
                                        ----------------
Units, end of year...................             51,012
                                        ================
Unit value, end of year..............    $14.74 - $14.77

Assets, end of year..................           $752,181

Investment income ratio/(1)/.........              0.58%
Expense ratio, lowest to highest/(2)/     0.35% to 0.65%
Total return, lowest to highest/(3)/.   17.94% to 18.17%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                              International Index Trust
                                      -------------------------------------------------------------------------
                                             Year Ended           Year Ended         Year Ended      Year Ended
                                      Dec. 31/04(greater than)    Dec. 31/03         Dec. 31/02      Dec. 31/01
                                      ------------------------ ---------------- -------------------- ----------
Units, beginning of year.............             136,084                45,074               22,786     3,964
Units issued.........................              34,759               180,935               40,213    74,324
Units redeemed.......................           (170,843)              (89,925)             (17,925)  (55,502)
                                           --------------      ---------------- --------------------  --------
Units, end of year...................                  --               136,084               45,074    22,786
                                           ==============      ================ ====================  ========
Unit value, end of year..............       $9.65 - $9.73         $9.35 - $9.42        $7.12 - $7.15     $8.65

Assets, end of year..................                  $0            $1,275,430             $321,003  $197,118

Investment income ratio/(1)/.........               1.00%                 2.67%                1.93%     1.22%
Expense ratio, lowest to highest/(2)/      0.40% to 0.65%        0.40% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/.      3.14% to 3.26%      31.34% to 31.68% (17.69%) to (17.51%)  (22.91%)

(greater than) Terminated as an investment option and funds transferred to John Hancock VST International Equity Index Fund on June 18, 2004.

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                             International Small Cap Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          261,096          345,552              215,989              241,469
Units issued.........................          297,698          143,552              344,659              183,007
Units redeemed.......................        (304,434)        (228,008)            (215,096)            (208,487)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          254,360          261,096              345,552              215,989
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.88 - $19.17   $9.86 - $15.86       $6.40 - $10.28       $7.73 - $12.36

Assets, end of year..................       $4,744,645       $3,409,121           $2,893,046           $2,355,865

Investment income ratio/(1)/.........            0.12%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 20.28% to 20.64% 53.94% to 54.34% (17.27%) to (17.10%) (31.55%) to (31.48%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                               International Stock Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............        1,106,364        1,306,287            1,135,448            1,217,912
Units issued.........................          334,186          431,223            1,749,658              987,073
Units redeemed.......................        (423,854)        (631,146)          (1,578,819)          (1,069,537)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,016,696        1,106,364            1,306,287            1,135,448
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $10.69 - $13.23   $9.30 - $11.47        $7.18 - $8.84       $9.22 - $11.33

Assets, end of year..................      $13,368,772      $12,549,025          $11,319,824          $12,791,612

Investment income ratio/(1)/.........            0.84%            0.49%                0.45%                0.21%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 14.84% to 15.19% 29.43% to 29.75% (22.19%) to (22.00%) (22.05%) to (21.85%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                               International Value Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          451,530          225,236              200,221              153,410
Units issued.........................          510,926          488,195              349,940              124,451
Units redeemed.......................        (427,964)        (261,901)            (324,925)             (77,640)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          534,492          451,530              225,236              200,221
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $15.24 - $15.83  $12.62 - $13.09        $8.77 - $9.09      $10.74 - $11.12

Assets, end of year..................       $8,198,182       $5,780,317           $1,978,346           $2,154,783

Investment income ratio/(1)/.........            1.28%            0.67%                0.71%                1.05%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 20.75% to 21.12% 43.91% to 44.28% (18.38%) to (18.16%) (10.56%) to (10.33%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                            Investment Quality Bond Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............       1,159,780        1,475,664            1,255,012            1,052,039
Units issued.........................         645,968          984,315              631,277              706,642
Units redeemed.......................       (673,703)      (1,300,199)            (410,625)            (503,669)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................       1,132,045        1,159,780            1,475,664            1,255,012
                                      =============== ================ ==================== ====================
Unit value, end of year.............. $17.50 - $20.28  $16.79 - $19.39      $15.73 - $18.14      $14.38 - $16.56

Assets, end of year..................     $22,645,826      $22,161,364          $26,443,146          $20,633,935

Investment income ratio/(1)/.........           5.96%            5.40%                5.06%                5.69%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  4.13% to 4.45%   6.63% to 6.89%       9.22% to 9.50%       6.63% to 6.90%

                                                                     Sub-Account
                                      --------------------------------------------------------------------------
                                                                Large Cap Growth Trust
                                      --------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended           Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------- ---------------- -------------------- --------------------
Units, beginning of year.............         621,936          797,344              583,261              457,838
Units issued.........................         613,074          486,197              655,691              435,680
Units redeemed.......................       (673,398)        (661,605)            (441,608)            (310,257)
                                      --------------- ---------------- -------------------- --------------------
Units, end of year...................         561,612          621,936              797,344              583,261
                                      =============== ================ ==================== ====================
Unit value, end of year..............  $9.49 - $13.42   $8.99 - $12.67       $7.21 - $10.15       $9.39 - $13.17

Assets, end of year..................      $7,321,297       $7,142,200           $7,640,972           $7,423,884

Investment income ratio/(1)/.........           0.29%            0.28%                0.32%                0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/.  5.49% to 5.80% 24.51% to 24.82% (23.33%) to (23.14%) (18.35%) to (18.14%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                 Sub-Account
                                      ---------------------------------
                                            Large Cap Value Trust
                                      ---------------------------------
                                         Year Ended      Period Ended
                                         Dec. 31/04      Dec. 31/03^
                                      ---------------- ----------------
Units, beginning of year.............           83,191               --
Units issued.........................          156,448           83,839
Units redeemed.......................        (165,209)            (648)
                                      ---------------- ----------------
Units, end of year...................           74,430           83,191
                                      ================ ================
Unit value, end of year..............  $19.23 - $19.32  $15.89 - $15.91

Assets, end of year..................       $1,435,901       $1,322,947

Investment income ratio/(1)/.........            1.43%            0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
Total return, lowest to highest/(3)/. 21.02% to 21.38% 27.11% to 27.32%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                 Sub-Account
                                      -----------------------------------------------------------------
                                                       Lifestyle Aggressive 1000 Trust
                                      -----------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01
                                      ---------------- ---------------- -------------------- ----------
Units, beginning of year.............           73,758           38,262               47,093    42,247
Units issued.........................          350,315           46,257               10,408    30,690
Units redeemed.......................        (118,458)         (10,761)             (19,239)  (25,844)
                                      ---------------- ---------------- --------------------  --------
Units, end of year...................          305,615           73,758               38,262    47,093
                                      ================ ================ ====================  ========
Unit value, end of year..............  $13.31 - $16.86  $11.53 - $14.53       $8.60 - $10.82    $13.68

Assets, end of year..................       $5,093,275       $1,038,282             $412,158  $644,205

Investment income ratio/(1)/.........            0.78%            0.35%                0.81%     4.05%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.65%
Total return, lowest to highest/(3)/. 15.30% to 15.66% 34.04% to 34.31% (21.23%) to (21.06%)  (14.23%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                            Lifestyle Balanced 640 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          805,068          549,847              385,225            231,860
Units issued.........................          639,365          354,757              502,066            269,321
Units redeemed.......................        (530,313)         (99,536)            (337,444)          (115,956)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          914,120          805,068              549,847            385,225
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $15.62 - $19.96  $13.84 - $17.62      $11.22 - $14.27    $12.53 - $15.90

Assets, end of year..................      $18,039,138      $13,798,701           $7,802,640         $6,058,824

Investment income ratio/(1)/.........            2.05%            2.30%                3.49%              4.97%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/. 12.75% to 13.09% 23.17% to 23.48% (10.53%) to (10.32%) (5.40%) to (5.21%)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                          Lifestyle Conservative 280 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          268,987          198,190              220,989             17,741
Units issued.........................          280,449          176,092              177,049            223,911
Units redeemed.......................        (280,489)        (105,295)            (199,848)           (20,663)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          268,947          268,987              198,190            220,989
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $16.74 - $20.76  $15.50 - $19.16      $13.97 - $17.22    $13.81 - $16.98

Assets, end of year..................       $5,504,364       $5,025,582           $3,398,476         $3,748,192

Investment income ratio/(1)/.........            3.76%            3.54%                3.26%              1.32%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/.   7.88% to 8.21% 10.83% to 11.10%       1.06% to 1.26%     2.56% to 2.66%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                             Lifestyle Growth 820 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          178,824           93,184               87,349             91,321
Units issued.........................          368,911          120,911               76,636             52,084
Units redeemed.......................        (130,127)         (35,271)             (70,801)           (56,056)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          417,608          178,824               93,184             87,349
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $14.28 - $18.71  $12.53 - $16.33       $9.73 - $12.66    $11.62 - $15.11

Assets, end of year..................       $7,721,710       $2,875,199           $1,173,670         $1,316,120

Investment income ratio/(1)/.........            1.39%            1.02%                2.04%              5.20%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/. 13.85% to 14.19% 28.70% to 28.97% (16.39%) to (16.22%) (9.63%) to (9.44%)

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                            Lifestyle Moderate 460 Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          105,262           58,209               53,694             19,785
Units issued.........................          170,447          136,503               41,924             90,551
Units redeemed.......................        (104,939)         (89,450)             (37,409)           (56,642)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          170,770          105,262               58,209             53,694
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $16.03 - $20.45  $14.51 - $18.45      $12.39 - $15.71    $12.98 - $16.41

Assets, end of year..................       $3,447,752       $1,819,243             $904,445           $817,107

Investment income ratio/(1)/.........            2.62%            2.75%                2.98%              6.33%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/. 10.32% to 10.65% 17.06% to 17.35%   (4.66%) to (4.47%) (1.74%) to (1.63%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                          ---------------------------------
                                                 Mid Cap Core Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                          ---------------- ----------------
    Units, beginning of year.............            3,038               --
    Units issued.........................           61,571            5,520
    Units redeemed.......................         (30,766)          (2,482)
                                          ---------------- ----------------
    Units, end of year...................           33,843            3,038
                                          ================ ================
    Unit value, end of year..............  $17.33 - $17.40  $15.26 - $15.27

    Assets, end of year..................         $587,434          $46,343

    Investment income ratio/(1)/.........            0.00%            0.00%
    Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.45% to 0.65%
    Total return, lowest to highest/(3)/. 13.57% to 13.85% 22.04% to 22.19%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                                 Mid Cap Index Trust
                                      -------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      ---------------- ---------------- -------------------- ------------------
Units, beginning of year.............          253,416          151,140               80,845             18,407
Units issued.........................          459,051          275,299              140,757             94,158
Units redeemed.......................        (301,447)        (173,023)             (70,462)           (31,720)
                                      ---------------- ---------------- -------------------- ------------------
Units, end of year...................          411,020          253,416              151,140             80,845
                                      ================ ================ ==================== ==================
Unit value, end of year..............  $16.88 - $17.09  $14.67 - $14.78      $10.97 - $11.02    $13.02 - $13.04

Assets, end of year..................       $6,984,470       $3,729,877           $1,659,979         $1,052,814

Investment income ratio/(1)/.........            0.34%            0.00%                0.67%              1.68%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/. 15.08% to 15.43% 33.70% to 34.03% (15.71%) to (15.54%) (2.38%) to (2.27%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Mid Cap Stock Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          439,064          157,865               72,047               31,783
Units issued.........................        1,709,693          463,180              226,721               68,876
Units redeemed.......................        (957,543)        (181,981)            (140,903)             (28,612)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................        1,191,214          439,064              157,865               72,047
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $13.62 - $14.44  $11.52 - $12.20        $8.14 - $8.62      $10.59 - $11.19

Assets, end of year..................      $16,362,126       $5,169,749           $1,286,585             $762,884

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 18.26% to 18.68% 41.41% to 41.76% (23.07%) to (22.87%) (11.57%) to (11.48%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                  Mid Cap Value Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01*
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          445,032          376,737               10,285                   --
Units issued.........................          675,227          383,482              701,062               10,527
Units redeemed.......................        (366,758)        (315,187)            (334,610)                (242)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          753,501          445,032              376,737               10,285
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $17.93 - $18.12  $14.50 - $14.59      $11.64 - $11.68               $13.03

Assets, end of year..................      $13,585,575       $6,473,940           $4,392,977             $134,052

Investment income ratio/(1)/.........            0.49%            0.36%                0.00%                0.37%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%                0.65%
Total return, lowest to highest/(3)/. 23.65% to 24.03% 24.54% to 24.86% (10.68%) to (10.51%)                4.27%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                Sub-Account
                                      ----------------------------------------------------------------
                                                             Money Market Trust
                                      ----------------------------------------------------------------
                                        Year Ended       Year Ended      Year Ended      Year Ended
                                        Dec. 31/04       Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      --------------- ---------------- --------------- ---------------
Units, beginning of year.............       2,120,159        2,245,118       2,216,771       2,375,556
Units issued.........................       2,342,246        2,995,349       3,641,306       2,060,563
Units redeemed.......................     (2,288,200)      (3,120,308)     (3,612,959)     (2,219,348)
                                      --------------- ---------------- --------------- ---------------
Units, end of year...................       2,174,205        2,120,159       2,245,118       2,216,771
                                      =============== ================ =============== ===============
Unit value, end of year.............. $13.75 - $19.21  $13.71 - $19.09 $13.71 - $19.06 $13.63 - $18.91

Assets, end of year..................     $40,361,843      $38,888,983     $41,461,920     $40,817,893

Investment income ratio/(1)/.........           0.81%            0.58%           1.18%           3.59%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%  0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/.  0.15% to 0.46% (0.07%) to 0.17%  0.53% to 0.77%  2.91% to 3.17%

                                                     Sub-Account
                                          ---------------------------------
                                               Natural Resources Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                          ---------------- ----------------
    Units, beginning of year.............           62,308               --
    Units issued.........................          108,859           66,429
    Units redeemed.......................         (82,809)          (4,121)
                                          ---------------- ----------------
    Units, end of year...................           88,358           62,308
                                          ================ ================
    Unit value, end of year..............  $22.14 - $22.24  $17.92 - $17.95

    Assets, end of year..................       $1,963,833       $1,117,564

    Investment income ratio/(1)/.........            0.07%            0.00%
    Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
    Total return, lowest to highest/(3)/. 23.51% to 23.88% 43.39% to 43.63%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                    Overseas Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          434,997          460,570              296,994              223,097
Units issued.........................          401,096          344,726              324,701              249,901
Units redeemed.......................        (391,902)        (370,299)            (161,125)            (176,004)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          444,191          434,997              460,570              296,994
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.33 - $14.79  $10.19 - $13.26        $7.13 - $9.24       $9.12 - $11.80

Assets, end of year..................       $6,016,023       $5,016,704           $3,693,821           $3,057,649

Investment income ratio/(1)/.........            0.37%            0.46%                0.52%                0.27%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 11.07% to 11.40% 42.90% to 43.25% (21.95%) to (21.79%) (21.61%) to (21.53%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                   Pacific Rim Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          487,239          500,442              569,972              595,097
Units issued.........................          502,648          494,143              429,620              343,573
Units redeemed.......................        (397,342)        (507,346)            (499,150)            (368,698)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          592,545          487,239              500,442              569,972
                                      ================ ================ ==================== ====================
Unit value, end of year..............    $9.79 - $9.91   $8.43 - $10.32        $6.03 - $7.38        $6.94 - $8.48

Assets, end of year..................       $5,836,323       $4,250,322           $3,100,984           $3,999,341

Investment income ratio/(1)/.........            0.65%            0.19%                0.12%                0.41%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 16.14% to 16.50% 39.81% to 40.16% (13.09%) to (12.92%) (19.10%) to (19.03%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                   Sub-Account
                                                 ----------------
                                                  Quantitative
                                                  All Cap Trust
                                                 ----------------
                                                  Period Ended
                                                  Dec. 31/04##
                                                 ----------------
              Units, beginning of year..........               --
              Units issued......................            1,784
              Units redeemed....................          (1,620)
                                                 ----------------
              Units, end of year................              164
                                                 ================
              Unit value, end of year...........  $17.69 - $17.75

              Assets, end of year...............           $2,916

              Investment income ratio*..........            1.30%
              Expense ratio, lowest to highest**   0.45% to 0.65%
              Total return, lowest to highest*** 14.16% to 14.39%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                        Sub-Account
                                      --------------------------------------------------------------------------------
                                                                 Quantitative Equity Trust
                                      --------------------------------------------------------------------------------
                                           Year Ended          Year Ended         Year Ended           Year Ended
                                      Dec. 31/04(less than)    Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      --------------------- ---------------- -------------------- --------------------
Units, beginning of year.............             538,573            704,257              707,953              718,538
Units issued.........................              61,041            184,033              243,025              126,527
Units redeemed.......................           (599,614)          (349,717)            (246,721)            (137,112)
                                       ------------------   ---------------- -------------------- --------------------
Units, end of year...................                  --            538,573              704,257              707,953
                                       ==================   ================ ==================== ====================
Unit value, end of year..............      $9.30 - $45.01     $9.34 - $45.17       $7.60 - $36.67      $10.59 - $51.01

Assets, end of year..................                 $--        $20,778,897          $21,189,836          $33,132,109

Investment income ratio/(1)/.........               0.99%              0.68%                0.30%                0.29%
Expense ratio, lowest to highest/(2)/      0.40% to 0.65%     0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/.  (0.45%) to (0.37%)   22.75% to 23.06% (28.25%) to (28.11%) (23.45%) to (23.30%)

(less than) Terminated as an investment option and funds transferred to U.S. Large Cap Trust on May 3, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                           Sub-Account
                                      ------------------------------------------------------
                                                    Quantitative Mid Cap Trust
                                      ------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended
                                         Dec. 31/04       Dec. 31/03        Dec. 31/02++
                                      ---------------- ---------------- --------------------
Units, beginning of year.............           14,437            1,039                   --
Units issued.........................           41,021           27,939                6,248
Units redeemed.......................         (24,255)         (14,541)              (5,209)
                                      ---------------- ---------------- --------------------
Units, end of year...................           31,203           14,437                1,039
                                      ================ ================ ====================
Unit value, end of year..............  $12.62 - $12.71  $10.74 - $10.80        $7.80 - $7.83

Assets, end of year..................         $394,385         $155,204               $8,139

Investment income ratio/(1)/.........            0.00%            0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.45% to 0.65%   0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/. 17.44% to 17.67% 37.65% to 37.92% (23.15%) to (22.99%)

++ Fund available in prior year but no activity.

                                                                 Sub-Account
                                      -----------------------------------------------------------------
                                                        Real Estate Securities Trust
                                      -----------------------------------------------------------------
                                         Year Ended       Year Ended      Year Ended      Year Ended
                                         Dec. 31/04       Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      ---------------- ---------------- --------------- ---------------
Units, beginning of year.............          445,289          572,990         495,247         433,589
Units issued.........................          359,425          190,483         458,746         197,124
Units redeemed.......................        (293,205)        (318,184)       (381,003)       (135,466)
                                      ---------------- ---------------- --------------- ---------------
Units, end of year...................          511,509          445,289         572,990         495,247
                                      ================ ================ =============== ===============
Unit value, end of year..............  $29.65 - $76.43  $22.58 - $57.88 $16.32 - $41.77 $15.99 - $40.88

Assets, end of year..................      $38,437,806      $24,344,448     $22,348,452     $19,809,218

Investment income ratio/(1)/.........            2.36%            2.98%           3.12%           3.12%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%   0.40% to 0.65%  0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/. 31.18% to 31.64% 38.24% to 38.59%  1.92% to 2.17%  2.48% to 2.74%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                           -------------------------------
                                               Real Return Bond Trust
                                           -------------------------------
                                             Year Ended     Period Ended
                                             Dec. 31/04     Dec. 31/03^
                                           --------------- ---------------
     Units, beginning of year.............           5,873              --
     Units issued.........................         262,524         133,583
     Units redeemed.......................       (156,668)       (127,710)
                                           --------------- ---------------
     Units, end of year...................         111,729           5,873
                                           =============== ===============
     Unit value, end of year.............. $14.14 - $14.22 $13.05 - $13.07

     Assets, end of year..................      $1,584,831         $76,663

     Investment income ratio/(1)/.........           0.49%           0.00%
     Expense ratio, lowest to highest/(2)/  0.35% to 0.65%  0.45% to 0.65%
     Total return, lowest to highest/(3)/.  8.35% to 8.69%  4.43% to 4.57%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                     Sub-Account
                                      -------------------------------------------------------------------------
                                                             Science & Technology Trust
                                      -------------------------------------------------------------------------
                                        Year Ended      Year Ended         Year Ended           Year Ended
                                        Dec. 31/04      Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      -------------- ---------------- -------------------- --------------------
Units, beginning of year.............      2,816,080        2,889,535            2,589,114            1,857,203
Units issued.........................      2,720,294        2,001,149            2,806,957            2,876,612
Units redeemed.......................    (3,022,949)      (2,074,604)          (2,506,536)          (2,144,701)
                                      -------------- ---------------- -------------------- --------------------
Units, end of year...................      2,513,425        2,816,080            2,889,535            2,589,114
                                      ============== ================ ==================== ====================
Unit value, end of year.............. $5.08 - $13.50   $5.06 - $13.38        $3.39 - $8.94       $5.75 - $15.15

Assets, end of year..................    $30,223,103      $26,154,570          $18,853,376          $29,690,730

Investment income ratio/(1)/.........          0.00%            0.00%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/ 0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%       0.40% to 0.65%
Total return, lowest to highest/(3)/. 0.22% to 0.58% 49.43% to 49.79% (41.15%) to (41.00%) (41.63%) to (41.49%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                   Sub-Account
                                      ----------------------------------------------------------------------
                                                              Small Cap Index Trust
                                      ----------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended        Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02        Dec. 31/01
                                      ---------------- ---------------- -------------------- ---------------
Units, beginning of year.............          162,048          226,973               58,468           3,750
Units issued.........................          586,135          280,118              325,076         104,968
Units redeemed.......................        (294,215)        (345,043)            (156,571)        (50,250)
                                      ---------------- ---------------- -------------------- ---------------
Units, end of year...................          453,968          162,048              226,973          58,468
                                      ================ ================ ==================== ===============
Unit value, end of year..............  $15.48 - $15.66  $13.28 - $13.38        $9.17 - $9.21 $11.75 - $11.77

Assets, end of year..................       $7,067,046       $2,159,093           $2,085,303        $687,114

Investment income ratio/(1)/.........            0.34%            0.00%                1.05%           5.76%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%  0.55% to 0.65%
Total return, lowest to highest/(3)/. 16.56% to 16.92% 44.85% to 45.20% (21.98%) to (21.79%)  0.85% to 0.94%

                                                     Sub-Account
                                          ---------------------------------
                                            Small Cap Opportunities Trust
                                          ---------------------------------
                                             Year Ended      Period Ended
                                             Dec. 31/04      Dec. 31/03^
                                          ---------------- ----------------
    Units, beginning of year.............           28,153               --
    Units issued.........................           98,813           32,131
    Units redeemed.......................         (52,634)          (3,978)
                                          ---------------- ----------------
    Units, end of year...................           74,332           28,153
                                          ================ ================
    Unit value, end of year..............  $21.77 - $21.88  $17.43 - $17.45

    Assets, end of year..................       $1,625,557         $491,037

    Investment income ratio/(1)/.........            0.03%            0.00%
    Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%
    Total return, lowest to highest/(3)/. 24.96% to 25.34% 39.40% to 39.64%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                    Sub-Account
                                      ------------------------------------------------------------------------
                                                             Small Company Blend Trust
                                      ------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      --------------- ---------------- -------------------- ------------------
Units, beginning of year.............         269,799          262,861              259,656            105,856
Units issued.........................          97,890          216,346              475,065            237,942
Units redeemed.......................       (247,385)        (209,408)            (471,860)           (84,142)
                                      --------------- ---------------- -------------------- ------------------
Units, end of year...................         120,304          269,799              262,861            259,656
                                      =============== ================ ==================== ==================
Unit value, end of year.............. $11.95 - $13.65  $11.21 - $12.79        $8.07 - $9.20    $10.89 - $12.39

Assets, end of year..................      $1,624,586       $3,332,298           $2,353,394         $3,178,735

Investment income ratio/(1)/.........           0.00%            0.00%                0.20%              0.00%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%       0.45% to 0.65%     0.55% to 0.65%
Total return, lowest to highest/(3)/.  6.51% to 6.71% 38.79% to 39.08% (26.04%) to (25.89%) (2.94%) to (2.84%)

                                                                  Sub-Account
                                      --------------------------------------------------------------------
                                                           Small Company Value Trust
                                      --------------------------------------------------------------------
                                         Year Ended       Year Ended        Year Ended       Year Ended
                                         Dec. 31/04       Dec. 31/03        Dec. 31/02       Dec. 31/01
                                      ---------------- ---------------- ------------------ ---------------
Units, beginning of year.............        1,151,115        1,194,763            521,854         255,050
Units issued.........................        1,166,644        1,030,795          1,822,893         529,457
Units redeemed.......................        (791,942)      (1,074,443)        (1,149,984)       (262,653)
                                      ---------------- ---------------- ------------------ ---------------
Units, end of year...................        1,525,817        1,151,115          1,194,763         521,854
                                      ================ ================ ================== ===============
Unit value, end of year..............  $15.67 - $23.28  $12.60 - $18.70     $9.49 - $14.07 $10.15 - $15.03

Assets, end of year..................      $24,396,927      $15,104,792        $11,607,392      $5,349,826

Investment income ratio/(1)/.........            0.15%            0.44%              0.25%           0.18%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%     0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/. 24.38% to 24.76% 32.81% to 33.12% (6.53%) to (6.30%)  5.85% to 6.11%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                     Sub-Account
                                            -----------------------------
                                                 Special Value Trust
                                            -----------------------------
                                               Year Ended    Period Ended
                                               Dec. 31/04    Dec. 31/03^
                                            ---------------- ------------
      Units, beginning of year.............           10,527         --
      Units issued.........................            3,178     20,755
      Units redeemed.......................          (1,756)   (10,228)
                                            ----------------   --------
      Units, end of year...................           11,949     10,527
                                            ================   ========
      Unit value, end of year..............  $18.81 - $18.87     $15.77

      Assets, end of year..................         $225,420   $166,036

      Investment income ratio/(1)/.........            0.00%      0.00%
      Expense ratio, lowest to highest/(2)/   0.45% to 0.65%      0.45%
      Total return, lowest to highest/(3)/. 19.40% to 19.65%     26.18%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                Sub-Account
                                      ----------------------------------------------------------------
                                                            Strategic Bond Trust
                                      ----------------------------------------------------------------
                                        Year Ended       Year Ended      Year Ended      Year Ended
                                        Dec. 31/04       Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      --------------- ---------------- --------------- ---------------
Units, beginning of year.............         169,132          221,458         183,559          69,600
Units issued.........................         290,490          397,326         428,880         204,490
Units redeemed.......................       (220,847)        (449,652)       (390,981)        (90,531)
                                      --------------- ---------------- --------------- ---------------
Units, end of year...................         238,775          169,132         221,458         183,559
                                      =============== ================ =============== ===============
Unit value, end of year.............. $18.32 - $20.38  $17.27 - $19.15 $15.36 - $16.98 $14.17 - $15.62

Assets, end of year..................      $4,821,612       $3,179,959      $3,701,587      $2,855,362

Investment income ratio/(1)/.........           3.88%            6.69%           5.15%           4.49%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%  0.45% to 0.65%  0.55% to 0.65%
Total return, lowest to highest/(3)/.  5.98% to 6.29% 12.38% to 12.66%  8.25% to 8.47%  5.55% to 5.66%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                 Sub-Account
                                      ------------------------------------------------------------------
                                                            Strategic Growth Trust
                                      ------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended      Period Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      --------------- ---------------- -------------------- ------------
Units, beginning of year.............         153,437          123,666               68,964         --
Units issued.........................         117,728          109,988              335,268     69,524
Units redeemed.......................       (172,448)         (80,217)            (280,566)      (560)
                                      --------------- ---------------- --------------------   --------
Units, end of year...................          98,717          153,437              123,666     68,964
                                      =============== ================ ====================   ========
Unit value, end of year.............. $10.47 - $10.56    $9.89 - $9.95        $7.85 - $7.88     $10.97

Assets, end of year..................      $1,039,479       $1,522,884             $972,517   $756,713

Investment income ratio/(1)/.........           0.00%            0.00%                0.00%      0.00%
Expense ratio, lowest to highest/(2)/  0.40% to 0.65%   0.40% to 0.65%       0.40% to 0.65%      0.65%
Total return, lowest to highest/(3)/.  5.87% to 6.14% 26.04% to 26.35% (28.50%) to (28.33%)   (12.22%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                     Sub-Account
                                                ----------------------
                                                Strategic Income Trust
                                                ----------------------
                                                     Period Ended
                                                     Dec. 31/04##
                                                ----------------------
          Units, beginning of year.............                 --
          Units issued.........................              2,246
          Units redeemed.......................               (21)
                                                   ---------------
          Units, end of year...................              2,225
                                                   ===============
          Unit value, end of year..............    $13.56 - $13.57

          Assets, end of year..................            $30,167

          Investment income ratio/(1)/.........              6.19%
          Expense ratio, lowest to highest/(2)/     0.45% to 0.65%
          Total return, lowest to highest/(3)/.     8.46% to 8.60%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                             Strategic Opportunities Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          588,318          895,938              706,044              863,681
Units issued.........................          299,516          493,480              804,779              529,543
Units redeemed.......................        (491,171)        (801,100)            (614,885)            (687,180)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          396,663          588,318              895,938              706,044
                                      ================ ================ ==================== ====================
Unit value, end of year..............   $9.17 - $12.43   $8.21 - $11.09        $6.56 - $8.84      $10.77 - $14.47

Assets, end of year..................       $4,732,242       $5,962,880           $7,208,068           $9,806,062

Investment income ratio/(1)/.........            0.09%            0.00%                0.00%                0.51%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 11.58% to 11.93% 25.03% to 25.34% (39.16%) to (39.04%) (15.81%) to (15.72%)

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                                 Strategic Value Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended          Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01*
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          235,464           34,516                9,069                   --
Units issued.........................           79,793          211,670               29,192                9,089
Units redeemed.......................        (243,643)         (10,722)              (3,745)                 (20)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................           71,614          235,464               34,516                9,069
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.56 - $11.66    $9.86 - $9.93        $7.71 - $7.73      $10.65 - $10.67

Assets, end of year..................         $832,892       $2,330,657             $266,768              $96,738

Investment income ratio/(1)/.........            0.25%            0.01%                0.00%                0.00%
Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.45% to 0.65%
Total return, lowest to highest/(3)/. 17.23% to 17.52% 27.94% to 28.27% (27.66%) to (27.52%) (14.77%) to (14.67%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                Sub-Account
                                      ---------------------------------------------------------------
                                                            Total Return Trust
                                      ---------------------------------------------------------------
                                        Year Ended      Year Ended      Year Ended      Year Ended
                                        Dec. 31/04      Dec. 31/03      Dec. 31/02      Dec. 31/01
                                      --------------- --------------- --------------- ---------------
Units, beginning of year.............       2,319,152       2,315,832       1,419,177         340,762
Units issued.........................       2,668,560       1,537,006       3,545,219       1,361,346
Units redeemed.......................     (2,153,777)     (1,533,686)     (2,648,564)       (282,931)
                                      --------------- --------------- --------------- ---------------
Units, end of year...................       2,833,935       2,319,152       2,315,832       1,419,177
                                      =============== =============== =============== ===============
Unit value, end of year.............. $17.28 - $17.53 $16.57 - $16.70 $15.89 - $15.97 $14.60 - $14.65

Assets, end of year..................     $49,394,073     $38,643,292     $36,916,915     $20,755,404

Investment income ratio/(1)/.........           3.71%           2.77%           2.58%           2.22%
Expense ratio, lowest to highest/(2)/  0.30% to 0.65%  0.40% to 0.65%  0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/.  4.28% to 4.65%  4.32% to 4.60%  8.80% to 9.08%  7.58% to 7.85%

                                                                      Sub-Account
                                      ---------------------------------------------------------------------------
                                                            Total Stock Market Index Trust
                                      ---------------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended           Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02           Dec. 31/01
                                      ---------------- ---------------- -------------------- --------------------
Units, beginning of year.............          371,604          181,207              309,502              118,184
Units issued.........................          405,051          467,766              327,720              302,834
Units redeemed.......................        (545,752)        (277,369)            (456,015)            (111,516)
                                      ---------------- ---------------- -------------------- --------------------
Units, end of year...................          230,903          371,604              181,207              309,502
                                      ================ ================ ==================== ====================
Unit value, end of year..............  $11.10 - $11.23   $9.99 - $10.07        $7.71 - $7.74        $9.85 - $9.87

Assets, end of year..................       $2,572,128       $3,719,559           $1,397,047           $3,050,162

Investment income ratio/(1)/.........            0.73%            0.00%                0.42%                1.20%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%       0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to highest/(3)/. 11.02% to 11.35% 29.69% to 30.02% (21.80%) to (21.65%) (11.99%) to (11.90%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)


                                                                    Sub-Account
                                      ------------------------------------------------------------------------
                                                          U.S. Government Securities Trust
                                      ------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      --------------- ---------------- -------------------- ------------------
Units, beginning of year.............         595,722        1,081,467              719,661            199,345
Units issued.........................         625,354          950,497            1,334,914            694,784
Units redeemed.......................       (679,384)      (1,436,242)            (973,108)          (174,468)
                                      --------------- ---------------- -------------------- ------------------
Units, end of year...................         541,692          595,722            1,081,467            719,661
                                      =============== ================ ==================== ==================
Unit value, end of year.............. $15.08 - $16.15  $14.76 - $15.78      $14.60 - $15.59    $13.61 - $14.52

Assets, end of year..................      $8,245,778       $8,887,862          $16,062,944         $9,992,662

Investment income ratio/(1)/.........           1.95%            4.00%                3.29%              4.63%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/.  2.21% to 2.54%   1.07% to 1.32%       7.30% to 7.56%     6.33% to 6.55%

                                                                    Sub-Account
                                      ------------------------------------------------------------------------
                                                                U.S. Large Cap Trust
                                      ------------------------------------------------------------------------
                                        Year Ended       Year Ended         Year Ended          Year Ended
                                        Dec. 31/04       Dec. 31/03         Dec. 31/02          Dec. 31/01
                                      --------------- ---------------- -------------------- ------------------
Units, beginning of year.............         284,605          268,376              277,574            157,692
Units issued.........................       1,930,714          230,093              443,269            379,250
Units redeemed.......................       (575,288)        (213,864)            (452,467)          (259,368)
                                      --------------- ---------------- -------------------- ------------------
Units, end of year...................       1,640,031          284,605              268,376            277,574
                                      =============== ================ ==================== ==================
Unit value, end of year.............. $13.91 - $14.07  $12.79 - $12.89        $9.38 - $9.44    $12.61 - $12.66

Assets, end of year..................     $22,836,763       $3,646,301           $2,521,529         $3,505,205

Investment income ratio/(1)/.........           0.09%            0.39%                0.36%              0.27%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.40% to 0.65%       0.40% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/.  8.68% to 9.01% 36.17% to 36.52% (25.67%) to (25.49%) (3.18%) to (2.98%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

                                                                  Sub-Account
                                      -------------------------------------------------------------------
                                                                Utilities Trust
                                      -------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended      Period Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02      Dec. 31/01*
                                      ---------------- ---------------- -------------------- ------------
Units, beginning of year.............           12,829            4,043                5,383         --
Units issued.........................           57,841           34,544               12,660      5,433
Units redeemed.......................         (30,453)         (25,758)             (14,000)       (50)
                                      ---------------- ---------------- --------------------   --------
Units, end of year...................           40,217           12,829                4,043      5,383
                                      ================ ================ ====================   ========
Unit value, end of year..............  $12.15 - $12.26    $9.45 - $9.50        $7.07 - $7.09      $9.31

Assets, end of year..................         $489,462         $121,451              $28,615    $50,102

Investment income ratio/(1)/.........            0.54%            0.56%                0.01%      0.73%
Expense ratio, lowest to highest/(2)/   0.40% to 0.65%   0.45% to 0.65%       0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/. 28.57% to 28.91% 33.64% to 33.93% (24.04%) to (23.89%)   (25.55%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                   Sub-Account
                                      ----------------------------------------------------------------------
                                                                   Value Trust
                                      ----------------------------------------------------------------------
                                         Year Ended       Year Ended         Year Ended        Year Ended
                                         Dec. 31/04       Dec. 31/03         Dec. 31/02        Dec. 31/01
                                      ---------------- ---------------- -------------------- ---------------
Units, beginning of year.............          720,769          715,767              700,592         281,401
Units issued.........................        1,280,008          639,080              622,576         639,311
Units redeemed.......................        (920,018)        (634,078)            (607,401)       (220,120)
                                      ---------------- ---------------- -------------------- ---------------
Units, end of year...................        1,080,759          720,769              715,767         700,592
                                      ================ ================ ==================== ===============
Unit value, end of year..............  $18.71 - $21.18  $16.33 - $18.39      $11.84 - $13.31 $15.42 - $17.26

Assets, end of year..................      $22,720,877      $12,699,749           $9,377,558     $11,984,303

Investment income ratio/(1)/.........            0.53%            1.23%                0.85%           0.53%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%   0.40% to 0.65%       0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to highest/(3)/. 14.43% to 14.83% 37.86% to 38.20% (23.31%) to (23.11%)  2.75% to 3.00%

/(1)/ These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in unit values. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trusts except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trusts is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
/(2)/ These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Trust portfolio are excluded.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

                               December 31, 2004

6. Financial Highlights -- (continued)

/(3)/ These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Related Party Transactions

Manulife Financial Securities LLC, a registered broker-dealer and wholly owned subsidiary of ManUSA, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either Manulife Financial Securities LLC or other broker-dealers having distribution agreements with Manulife Financial Securities LLC who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

The Company has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this agreement, the Company pays for legal, actuarial, investment and certain other administrative services.

8. Subsequent Event

Effective January 1, 2005, the following name changes occurred:

             Previous Name                            New Name
             -------------                            --------
   The Manufacturers Life Insurance          John Hancock Life Insurance
           Company (U.S.A.)                       Company (U.S.A.)
   Manulife Financial Securities LLC        John Hancock Distributors LLC
    Manufacturers Investment Trust               John Hancock Trust
   The Manufacturers Life Insurance
                Company                  John Hancock Life Insurance Company

                           NOTICE TO EXISTING OWNERS

       This product prospectus will be distributed to prospective investors in connection with sales occurring on or after May 1, 2005. However, it will also be distributed to owners who purchase their policy or contract before May 1, 2005.

       Prospectuses for policies or contracts often undergo certain changes in their terms from year to year to reflect changes in the policies or contracts. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy or contract, the alteration of administrative procedures and changes in the investment options available (as noted below). Any such change may or may not apply to policies or contracts issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2005. Therefore, this prospectus may contain information that is inapplicable to your policy or contract. Moreover, there may be certain fund prospectuses included in this package pertaining to variable investment options that are not available to you. You should consult your policy or contract to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy or contract, the terms of your policy or contract will control.

       At a special meeting of shareholders of John Hancock Variable Series Trust I ("JHVST") on April 4, 2005, shareholders voted in favor of the combination of each of the separate series or funds of JHVST into a corresponding series or fund of the John Hancock Trust ("JHT") (formerly, Manufacturers Investment Trust). The combinations were effected at the close of business on April 29, 2005. This product prospectus reflects those combinations.

                                     PART C.
                                OTHER INFORMATION

Item 27. Exhibits

The following exhibits are filed as part of this Registration Statement:

     (a) Resolutions of Board of Directors of The Manufacturers Life Insurance Company (U.S.A.) establishing Separate Account N. - Incorporated by reference to Exhibit A(1) to the pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-71312 filed January 2, 2002.

     (b)  Not Applicable

     (c) (1) Form of Distribution Agreement. Incorporated by reference to Exhibit A(3)(a)(i), (ii) and (iii) to the registration statement on Form S-6, file number 333-66303 filed October 29, 1998 (the "SVUL Registration Statement").

          (2) Form of broker-dealer agreement - Incorporated by reference to Exhibit A(3)(b)(i), to the initial registration statement on Form S-6, file number 333-70950 filed October 4, 2001

     (d) (1) Form of Specimen Flexible Premium Variable Life Insurance Policy -- - Incorporated by reference to Exhibit A(5)(a) to pre-effective amendment no. 1to the registration statement on Form S-6, file number 333-100567 filed December 16, 2002.

     (e) (1) Form of Specimen Application for Flexible Premium Variable Life Insurance Policy. - Incorporated by reference to Exhibit A(10) to pre- effective amendment no. 1 to the registration statement on Form S-6, file number 33-51293, filed August 28, 1998.

     (f) (1) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement filed July 20, 2000 (File No. 333-41814) (the "Initial Registration Statement")

          (2) By-Laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the Initial Registration Statement.

     (g) (1) Form of Assumption Reinsurance or Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Incorporated by reference to Exhibit A(9)(a) to the initial registration statement on Form S-6, file number 333-70950 filed October 4, 2001 ("the ManUSA Initial Registration Statement")

     (h)  Not Applicable

     (i) (1) Form of Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit A(8)(a)(i),(ii),
               (iii), (iv), (v) and (vi) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

          (2) Form of Amendment to Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit A(8)(a)(vii) to post-effective amendment No. 11 to the registration statement on Form N-4, file number 33-57018 filed March 1, 1999.

          (3) Form of Service Agreement. Incorporated by reference to Exhibit A(8)(c)(i) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

          (4) Form of Amendment to Service Agreement. Incorporated by reference to Exhibit A(8)(c)(ii) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

     (j) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit A(6) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-100597 filed December 16, 2002.

     (k) Opinion and consent of James D. Gallagher, Esq., Secretary and General Counsel of The Manufacturers Life Insurance Company (U.S.A.) - - Incorporated by reference to Exhibit 2 (a) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-100597 filed December 16, 2002.

     (l)  Not Applicable

     (m)  Not Applicable

     (n) Opinion of counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b), filed herewith.

     (n)(1) Consent of Independent Registered Public Accounting Firm, filed herewith.

     (o)  Not Applicable

     (p)  Not Applicable

     (q)  Not Applicable

Powers of Attorney

     (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

     (ii) Powers of Attorney (John Ostler) incorporated by reference to exhibit 7(ii) of the initial registration statement on Form S-6, file number 333-70950, filed October 4, 2001.

     (iii) Powers of Attorney (Jim Boyle, John Lyon incorporated by reference to exhibit 7(iii) of the initial registration statement on Form S-6, file number 333-70950, filed October 4, 2001.

     (iv) Power of Attorney (Steven Mannik) - Incorporated by reference to exhibit 7(iv) of post-effective amendment no. 1 on Form S-6, filed number 333- 71312.

     (v) Power of Attorney (John D. DesPrez, Alison Alden, James R. Boyle, Marc Costantini, James P. O'Malley, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, Warren A. Thomson) - Filed Herewith

Item 28. Directors and Officers of the Depositor

---------------------------------------------------------------------------------------------------------
            OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
---------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Position with Depositor
---------------------------------------------------------------------------------------------------------
John D. DesPrez III*                  Director and Chairman of the Board of Directors,
                                      President
---------------------------------------------------------------------------------------------------------
Alison Alden*                         Executive Vice President, Human Resources &
                                      Communications, Director
---------------------------------------------------------------------------------------------------------
James Boyle*                          President, Individual Wealth Management, Director
---------------------------------------------------------------------------------------------------------
Robert A. Cook*                       President, U.S. Insurance; Director
---------------------------------------------------------------------------------------------------------
Peter Copestake**                     Senior Vice President, Treasurer
---------------------------------------------------------------------------------------------------------
James D. Gallagher*                   Executive Vice President, Secretary and General Counsel
---------------------------------------------------------------------------------------------------------
Donald Guloien**                      Senior Executive Vice President and Chief Investment Officer
---------------------------------------------------------------------------------------------------------
Norman Light**                        Senior Vice President and Chief Financial Officer, Investments
---------------------------------------------------------------------------------------------------------
Steven Mannik**                       President, Reinsurance
---------------------------------------------------------------------------------------------------------
James O'Malley**                      President, U.S. Group Pension; Director
---------------------------------------------------------------------------------------------------------
John Ostler**                         Director
---------------------------------------------------------------------------------------------------------
Rex Schlaybaugh, Jr.**                Director
---------------------------------------------------------------------------------------------------------
Marc Costantini*                      Executive Vice President and Chief Financial Officer
---------------------------------------------------------------------------------------------------------
Warren Thomson**                      Executive Vice President, Investments, Director
---------------------------------------------------------------------------------------------------------
Diana Scott*                          Director, Executive Vice President & Chief
                                      Administrative Officer
---------------------------------------------------------------------------------------------------------
Patrick S. Gill*                      Senior Vice President and Controller
---------------------------------------------------------------------------------------------------------

*    Principal business office is 601 Congress Street, Boston, MA 02210
**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

John Hancock Life Insurance Company (U.S.A.)

Manulife Reinsurance Limited
Cavalier Cable, Inc.
The Manufacturers Life Insurance Company of America
John Hancock Investment Management Services, LLC
Manulife Reinsurance (Bermuda) Limited
Manulife Service Corporation
John Hancock Life Insurance Company of New York
Polymerix Corporation
Ennal, Inc.
John Hancock Distributors, LLC
Ironside Venture Partners I LLC
Ironside Venture Partners II LLC
Avon Long Term Care Leaders LLC
Flex Holding, LLC
Manulife Leasing Co., LLC
Aegis Analytical Corporation
NewRiver Investor Communications Inc.
Manulife Property Management of Washington, D.C., Inc.
ESLS Investment Limited, LLC
Flex Leasing I, LLC
Dover Leasing Investments, LLC

Item 30. Indemnification

     Article XII of the Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;
          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;
          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;
          iv) a transaction from which the director derived an improper personal benefit; or
          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

-----------------------------------------------------------------------------------
Name of Investment Company                                 Capacity In Which Acting
-----------------------------------------------------------------------------------
John Hancock Life Insurance Company (U.S.A.) Separate      Principal Underwriter
Account A
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
John Hancock Life Insurance Company (U.S.A.) Separate      Principal Underwriter
Account H
-----------------------------------------------------------------------------------
John Hancock Life Insurance Company (U.S.A.) Separate      Principal Underwriter
Account I
-----------------------------------------------------------------------------------
John Hancock Life Insurance Company (U.S.A.) Separate      Principal Underwriter
Account L
-----------------------------------------------------------------------------------
John Hancock Life Insurance Company (U.S.A.) Separate      Principal Underwriter
Account M
-----------------------------------------------------------------------------------
John Hancock Life Insurance Company (U.S.A.) Separate      Principal Underwriter
Account N
-----------------------------------------------------------------------------------
John Hancock Life Insurance Company of New York Separate   Principal Underwriter
Account A
-----------------------------------------------------------------------------------
John Hancock Life Insurance Company of New York Separate   Principal Underwriter
Account B
-----------------------------------------------------------------------------------

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

          *    Principal business office is 601 Congress Street, Boston, MA
               02210
          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
          ***  Principal business office is 680 Washington Blvd, Stamford, CT
               06901

     (c)  None.

Item 32. Location of Accounts and Records

     All books and records are maintained at 601 Congress Street, Boston, MA 02210 and 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Item 33. Management Services

     None

Item 34. Fee Representation

     Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          The Manufacturers Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the policies issued pursuant to this registration statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 26th day of April, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT N
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    --------------------------------------------
    John D. DesPrez III
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ John D. DesPrez III
    --------------------------------------------
    John D. DesPrez III
    President

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 26th day of April, 2005.


Signature                               Title
---------                               -----

/s/ Patrick S. Gill                     Senior Vice President and Controller
-------------------------------------
Patrick S. Gill


Signature                               Title
---------                               -----

/s/ John D. DesPrez III                 Chairman and President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


*                                       Executive Vice President and
-------------------------------------   Chief Financial Officer
Marc Costantini


*                                       Director
-------------------------------------
James Boyle


*                                       Director
-------------------------------------
Warren Thomson


*                                       Director
-------------------------------------
John Ostler


*                                       Director
-------------------------------------
James O'Malley


*                                       Director
-------------------------------------
Rex Schlaybaugh, Jr.


*                                       Director
-------------------------------------
Alison Alden


*                                       Director
-------------------------------------
Diana Scott


*/s/ James D. Gallagher
-------------------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney